UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 West Monroe Street, Chicago, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2013- May 31, 2014

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM
. . . YOUR ROAD TO THE LATEST, MOST UP - TO - DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	25

Fund Summary & Performance	27

Overview of Fund Expenses	63

Portfolio of Investments	65

Statement of Assets and Liabilities	190

Statement of Operations	194

Statements of Changes in Net Assets	198

Financial Highlights	206

Notes to Financial Statements	224

Report of Independent Registered Public Accounting Firm	238

Supplemental Information	239

Report of the Contracts Review Committee Regarding Claymore Exchange-Traded Fund Trust	242

Trust Information	247

About the Trust Adviser	Back Cover

May 31, 2014

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for several of our exchange traded funds (“ETFs” or “Funds”). This report covers performance of the Funds for the 12 months ended May 31, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

June 30, 2014

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 3

May 31, 2014

ECONOMIC AND MARKET OVERVIEW

A year ago, speculation about when quantitative easing would end increased interest rate volatility and drove investors to shorter-duration assets, which moderated after the Fed refrained from easing in September 2013. That, along with resolution of issues related to a government shutdown in October and eventual agreement on raising the debt ceiling, set the stage for an equity rally on the back of stronger economic growth that lasted into 2014. Tapering finally began in January 2014, continuing even after it became clear that the economy had slowed during the winter months. By May, the Fed was buying only $45 billion a month, down from $85 billion in December 2013.

Still, the world is afloat in a sea of liquidity, as every major central bank, with the exception of the European Central Bank, has been printing money. This has helped reduce the potential of a regional hotspot developing into a crisis, whether it’s deflation in Europe, failure of Japan’s Abenomics, overheated China real estate, or conflict between Russia and Ukraine. Even Europe was poised late in the period to initiate negative interest rates to combat low inflation and anemic credit growth, and did so after the period end.

With all the liquidity around the world, there is very little pressure on credit, as almost every major country is putting a ceiling on or depreciating its currency, while also increasing monetary accommodation, thereby driving demand for U.S. financial assets. This was a key reason why, at period-end, many U.S. equity indices were at all-time highs and U.S. Treasury yields approached the lows of 2013. The U.S. fixed-income market is also combating structural issues, as corporate debt issuance has been light, feeding a supply-demand imbalance which is pushing up prices of everything from investment grade corporate bonds to Treasuries.

In spite of this and poor first-quarter GDP, the U.S. economy continues to bode well and the investment environment remains positive for bonds, equities, and credit. The -2.9% GDP reading for the first quarter reflected the effect of the severe winter soft patch. Consumer spending, which accounts for 70% of U.S. economic activity, grew by 1% and may be a better indicator of the underlying strength of the American economy. Mortgage rates are heading lower, making housing more affordable, thereby boosting consumption, a harbinger for better growth in the quarters ahead. The level of growth should be strong enough to continue driving labor market and earnings growth, but not so strong that the Fed would consider prematurely hiking rates.

All this supports the view that the global economy is in the midst of a synchronous expansion. In addition to the better U.S. economic picture, the European economy is improving, and Japan is on the verge of making some radical changes to its pension laws, which should permit more foreign investment. This could cause the yen to depreciate, helping Japan’s economic situation, while also boosting demand for U.S. investments. China has also launched a mini stimulus to spur the economy and carefully manage its currency. All these factors are positive for the global economy.

For the 12-month period ended May 31, 2014, the Standard & Poor’s 500 Index (the “S&P 500”) returned 20.45% (this and all other returns cited in this section are total return). Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index returned 18.04% and the MSCI Emerging Market Index returned 4.27%.

In the bond market, the Barclays U.S. Aggregate Bond Index returned 2.71% for the period, while the Barclays U.S. Corporate High Yield Index returned 7.90%. The return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.03%.

The Bank of America Merrill Lynch ABS AA-BBB Securities Master Index returned 3.22% for the period, while the Credit Suisse Leveraged Loan Index returned 4.90%.

4 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Index Definitions
All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The BofA/ML ABS Master AA-BBB Index is a subset of The BofA Merrill Lynch U.S. Fixed Rate Asset Backed Securities Index including all securities rated AA1 through BBB3, inclusive.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short-term U.S. corporate bond market. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 3 to 5 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays U.S. 5-7 Year Corporate Bond Index is designed to measure the performance of the U.S. market for bonds with maturities of 5 to 7 years. It includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years, are rated investment grade, and have $250 million or more of outstanding face value.

The Credit Suisse Leveraged Loan Index is an Index designed to mirror the investable universe of the $U.S.-denominated leveraged loan market.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The Standard & Poor’s (“S&P”) 500 Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

Industry Sectors
Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 Corporate Bond ETF, NYSE Arca ticker: BSCE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2014 Index (the “2014 Index”).

The 2014 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2014 Index universe to obtain a representative sample of securities that resemble the 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 0.02%, which included a decrease in market price over the period to $21.12 as of May 31, 2014, from $21.30 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 0.59%, which included a decrease in NAV over the period to $21.18 as of May 31, 2014, from $21.24 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2014 Index returned 0.83% and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014.

The Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 3.37% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.001 short-term capital gain and a $0.0058 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0210
July	$0.0180
August	$0.0190
September	$0.0170
October	$0.0160
November	$0.0150
December	$0.0140
January 2014	$0.0146
February	$0.0127
March	$0.0101
April	$0.0114
May	$0.0098
Total	$0.1786

Performance Attribution
For the 12-month period ended May 31, 2014, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services sector. No industry detracted, but the forest products and paper industry contributed least, followed by the auto manufacturers industry.

Positions that contributed the most to return included 5.0% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company (3.0% of corporate bonds at period end); and 4.75% coupon bonds (not held in the Fund’s portfolio at period end) and 4.2% coupon bonds (2.8% of corporate bonds at period end) from Morgan Stanley, a global financial services firm based in New York.

Positions that detracted the most from return included two zero-coupon obligations of the U.S. Government and 3.75% coupon bonds issued by PepsiCo, Inc., the operator of worldwide beverage, snack and food businesses (none held in the Fund’s portfolio at period end).

6 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 Corporate Bond ETF, NYSE Arca ticker: BSCF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2015 Index (the “2015 Index”).

The 2015 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2015 Index universe to obtain a representative sample of securities that resemble the 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 1.33%, which included an increase in market price over the period to $21.90 as of May 31, 2014, from $21.86 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 1.34%, which included an increase in NAV over the period to $21.84 as of May 31, 2014, from $21.80 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2015 Index returned 1.53% and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014. The Barclays U.S. 3-5 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities three to five years in the future, returned 3.37% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0005 short-term capital gain and a $0.0029 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0260
July	$0.0230
August	$0.0230
September	$0.0210
October	$0.0210
November	$0.0210
December	$0.0190
January 2014	$0.0208
February	$0.0187
March	$0.0171
April	$0.0186
May	$0.0174
Total	$0.2466

Performance Attribution
For the 12-month period ended May 31, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the lodging industry contributed least, followed by the forest products and paper industry.

Positions that contributed the most to the Fund’s return included 6.5% coupon bonds issued by Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Copper & Gold, Inc. in May 2013; 4.664% coupon bonds issued by BBVA US Senior SAU; and 8.625% coupon bonds issued by International Lease Finance Corp., the world’s largest independent aircraft lessor (0.6%, 0.9% and 0.6%, respectively of corporate bonds at period end).

Positions that detracted the most from return included 1.2% coupon bonds issued by United Technologies Corp., which provides technology products and support services to customers in the aerospace and building industries worldwide; 1.85% coupon bonds issued by Northrop Grumman Corp., a global security company that provides systems in aerospace and related services to governments and commercial customers; and 5.9% coupon bonds issued by Dow Chemical Co., a diversified chemical company (none held in the Fund’s portfolio at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 7

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 Corporate Bond ETF, NYSE Arca ticker: BSCG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2016 Index (the “2016 Index”).

The 2016 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2016 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2016 Index universe to obtain a representative sample of securities that resemble the 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 1.98%, which included an increase in market price over the period to $22.40 as of May 31, 2014, from $22.28 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 2.07%, which included an increase in NAV over the period to $22.35 as of May 31, 2014, from $22.21 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2016 Index returned 2.27%, and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014. The Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2016 Index, returned 4.23% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income.

In addition, on January 2, 2014, the Fund distributed a $0.005 short-term capital gain and a $0.0029 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0310
July	$0.0270
August	$0.0290
September	$0.0270
October	$0.0260
November	$0.0260
December	$0.0240
January 2014	$0.0261
February	$0.0237
March	$0.0220
April	$0.0240
May	$0.0225
Total	$0.3083

Performance Attribution
For the 12-month period ended May 31, 2014, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry; no industry detracted from return, but the lodging and the transportation industries contributed least.

Positions that contributed the most to the Fund’s return included 6.25% medium term notes issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans; 6.50% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; and 6.125% coupon bonds issued Plains Exploration & Production Co., a U.S.-based oil and gas resources company that was acquired by Freeport-McMoRan Copper & Gold, Inc. in May 2013 (0.7%, 1.3% and 0.4%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.375% coupon bonds issued Beam Suntory, Inc., a global spirits maker that was formed when Japan-based Suntory acquired U.S.-based Beam in 2014 (less than 0.1% of corporate bonds at period end); 1.05% coupon bonds issued by John Deere Capital Corp., which provides financing for purchases of new Deere equipment (0.2% of corporate bonds at period end); and 6.0% coupon bonds issued by Wyndham Worldwide Corp., a hospitality company that offers a range of accommodation alternatives (less than 0.1% of corporate bonds at period end).

8 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 Corporate Bond ETF, NYSE Arca ticker: BSCH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2017 Index (the “2017 Index”).

The 2017 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2017 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2017 Index universe to obtain a representative sample of securities that resemble the 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 2.93%, which included an increase in market price over the period to $22.95 on May 31, 2014, from $22.71 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 2.85%, which included an increase in NAV over the period to $22.88 on May 31, 2014, from $22.66 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2017 Index returned 3.07%, and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014. The Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2017 Index, returned 4.23% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.003 short-term capital gain and a $0.0048 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0370
July	$0.0330
August	$0.0390
September	$0.0350
October	$0.0360
November	$0.0360
December	$0.0310
January 2014	$0.0361
February	$0.0320
March	$0.0298
April	$0.0325
May	$0.0302
Total	$0.4076

Performance Attribution
For the 12-month period ended May 31, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the water industry and the machinery-construction and mining industry contributed least.

Positions that contributed the most to return included 5.75% coupon bonds issued by Bank of America Corp., a large U.S.-based bank holding company; 1.75% coupon bonds issued by AbbVie, Inc., a pharmaceutical products company; and 6.40% coupon bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp. (1.2%, 1.4% and 1.0%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 6.0% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (1.2% of corporate bonds at period end); 6.20% coupon bonds issued by Willis North America, Inc., a unit of Willis Group Holdings, a global insurance broker (not held at period end) and 1.0% coupon bonds issued by Total Capital International SA, a French financing company (0.1% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 9

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 Corporate Bond ETF, NYSE Arca ticker: BSCI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2018 Index (the “2018 Index”).

The 2018 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2018 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2018 Index universe to obtain a representative sample of securities that resemble the 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 2.99%, which included an increase in market price over the period to $21.30 on May 31, 2014, from $21.04 on May 31, 2013. On an NAV basis, the Fund generated a total return of 3.04%, which included an increase in NAV over the period to $21.25 on May 31, 2014, from $20.98 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2018 Index returned 3.24%, and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014. The Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2018 Index, returned 4.23% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0009 short-term capital gain.

Month	Distribution per Share
June 2013	$0.0290
July	$0.0250
August	$0.0310
September	$0.0290
October	$0.0310
November	$0.0310
December	$0.0300
January 2014	$0.0327
February	$0.0293
March	$0.0289
April	$0.0321
May	$0.0284
Total	$0.3574

Performance Attribution
For the 12-month period ending May 31, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; no industry detracted from return, but the household products/wares industry contributed least, followed by the water industry.

Positions that contributed the most to return included 8.45% bonds issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans (0.8% of corporate bonds at period end); 6.875% bonds issued by Merrill Lynch & Co., Inc., an investment firm that is an affiliate of Bank of America Corp., a large U.S.- based bank holding company (not held in the Fund’s portfolio at period end); and 6.625% bonds issued by Morgan Stanley, a global financial services firm based in New York (1.3% of corporate bonds at period end).

Positions that detracted the most from return included 2.375% coupon bonds issued by Freport-McMoRan Copper & Gold, Inc., an international natural resources company; 7.5% coupon bonds issued by Kimberly-Clark Corp., a global health and hygiene company; and 5.85% coupon bonds issued by Nucor Corp., a manufacturer of steel products (0.2%, 0.1% and 0.2%, respectively, of corporate bonds at period end).

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 Corporate Bond ETF, NYSE Arca ticker: BSCJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2019 Index (the “2019 Index”).

The 2019 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2019 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2019 Index universe to obtain a representative sample of securities that resemble the 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 3.07%, which included an increase in market price over the period to $21.18 on May 31, 2014, from $20.98 on May 31, 2013. On an NAV basis, the Fund generated a total return of 3.13%, which included an increase in NAV over the period to $21.15 on May 31, 2014, from $20.94 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2019 Index returned 3.47%, and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014. The Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2019 Index, returned 4.23% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0069 short-term capital gain.

Month	Distribution per Share
June 2013	$0.0330
July	$0.0310
August	$0.0390
September	$0.0370
October	$0.0340
November	$0.0340
December	$0.0340
January 2014	$0.0365
February	$0.0363
March	$0.0336
April	$0.0378
May	$0.0365
Total	$0.4227

Performance Attribution
For the 12-month period ending May 31, 2014, the banks and oil and gas industries contributed the most to the Fund’s return; no industry detracted, but the entertainment industry contributed least, followed by the electrical component and equipment industry.

Positions that contributed the most to return included 5.625% coupon bonds issued by Morgan Stanley, a global financial services firm based in New York; 8.5% coupon bonds issued by Citigroup, Inc., a bank and a diversified financial services holding company; and 7.625% coupon bonds issued by Bank of America Corp., large U.S.-based bank holding company (1.4%, 1.5% and 1.5%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 5.0% coupon bonds issued by Safeway, Inc., a food and drug retail chain in the U.S. and Canada; 4.25% coupon bonds issued by Georgia Power Co., an electric utility; and 1.875% coupon bonds issued International Business Machines Corp., an information technology company (0.3%, 0.2% and 0.3%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 Corporate Bond ETF, NYSE Arca ticker: BSCK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2020 Index (the “2020 Index”).

The 2020 Index is a rules-based index comprised of investment grade corporate bonds with effective maturities in 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2020 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2020 Index universe to obtain a representative sample of securities that resemble the 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 4.26%, which included an increase in market price to $21.23 on May 31, 2014, from $20.89 on May 31, 2013. On an NAV basis, the Fund generated a total return of 4.02%, which included an increase in NAV to $21.23 on May 31, 2014, from $20.94 on May 31, 2013. At the end of the period the Fund’s market value shares were trading equal with NAV shares, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2020 Index returned 4.34%, and the Barclays U.S. Aggregate Bond Index returned 2.71% during the 12-month period ended May 31, 2014. The Barclays U.S. 5-7 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2020 Index, returned 4.23% for the 12-month period ended May 31, 2014.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0069 short-term capital gain.

Month	Distribution per Share
June 2013	$0.0350
July	$0.0430
August	$0.0420
September	$0.0460
October	$0.0450
November	$0.0460
December	$0.0430
January 2014	$0.0462
February	$0.0433
March	$0.0441
April	$0.0464
May	$0.0455
Total	$0.5255

Performance Attribution
For the 12-month period ended May 31, 2014, the banks and diversified financial services industries contributed the most to the Fund’s return; no industry detracted, but the cosmetics/personal care industry contributed least, followed by the forest products and paper industry.

Positions that contributed the most to return included 8.0% coupon bonds issued by SLM Corp., an originator and servicer of U.S. government guaranteed and private student loans; 4.5% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; and 4.25% coupon bonds issued by JPMorgan Chase & Co., a provider of global financial services and retail banking (0.6%, 2.3% and 1.6%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 4.125% coupon bonds issued by Time Warner Cable, Inc., a provider of video, voice and data over broadband cable systems; 5.875% coupon bonds issued by Digital Realty Trust LP, which owns and manages technology-related real estate; and 3.375% coupon bonds issued by Allergan, Inc., a multi-specialty health care company (0.1%, 0.3% and 0.3%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2021 Corporate Bond ETF, NYSE Arca ticker: BSCL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2021 Index (the “2021 Index”).

The 2021 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2021. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2021 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2021. The Fund has a designated year of maturity of 2021 and will terminate on or about December 31, 2021. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2021 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2021 Index universe to obtain a representative sample of securities that resemble the 2021 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of July 17, 2013 through May 31, 2014.

On a market price basis, the Fund generated a total return of 7.48%, which included an increase in market price to $20.96 on May 31, 2014, from $19.96 at inception. On an NAV basis, the Fund generated a total return of 7.43%, which included an increase in NAV to $20.95 on May 31, 2014, from $19.96 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2021 Index returned 7.35%, and the Barclays U.S. Aggregate Bond Index returned 4.20% from the Fund’s inception date through May 31, 2014. The Capital U.S. 7-10 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2021 Index, returned 7.18% from the Fund’s inception date through May 31, 2014.

The Fund made the following monthly distributions per share during the period from inception through May 31, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
September 2013	$0.0730
October	$0.0560
November	$0.0560
December	$0.0520
January 2014	$0.0551
February	$0.0452
March	$0.0374
April	$0.0420
May	$0.0517
Total	$0.4684

Performance Attribution
For the period from inception through May 31, 2014, the banks industry contributed the most to the Fund’s return, followed by the diversified financial services industry; no industry detracted, the miscellaneous manufacturing industry contributed least, followed by the household products/wares industry.

Positions that contributed the most to return included 5.75% coupon bonds from Morgan Stanley, a global financial services firm based in New York; 5.462% coupon bonds issued by Telefónica Emisiones, SAU, which engages in issuing preferred securities and/or other financial instruments and is a subsidiary of Telefónica, SA; and 5.25% coupon bonds issued by Goldman Sachs Group, Inc., a bank holding company that includes a global investment bank and securities firm (2.0%, 0.7% and 2.4%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 3.8% coupon bonds issued by Lowe’s Cos., Inc., a home improvement retailer; 3.375% coupon bonds issued by Northern Trust Corp., a financial holding company that provides investment management and other financial services; and 4.6% coupon bonds issued by PPL Energy Supply, LLC, which engages in the generation and marketing of electricity in the northeast U.S. (0.2%, 0.1% and 0.7%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2022 Corporate Bond ETF, NYSE Arca ticker: BSCM (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an investment grade corporate bond index called the NASDAQ BulletShares® USD Corporate Bond 2022 Index (the “2022 Index”).

The 2022 Index is a rules-based index comprised of investment-grade corporate bonds with effective maturities in 2022. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

The 2022 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated investment-grade corporate bonds with effective maturities in 2022. The Fund has a designated year of maturity of 2022 and will terminate on or about December 31, 2022. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

Under normal conditions, the Fund will invest at least 80% of its total assets in securities that comprise the 2022 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser, uses quantitative analysis to select securities from the 2022 Index universe to obtain a representative sample of securities that resemble the 2022 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of July 17, 2013 through May 31, 2014.

On a market price basis, the Fund generated a total return of 7.13%, which included an increase in market price to $20.89 on May 31, 2014, from $19.99 at inception. On an NAV basis, the Fund generated a total return of 7.15%, which included an increase in NAV to $20.86 on May 31, 2014, from $19.99 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the 2022 Index returned 7.31%, and the Barclays U.S. Aggregate Bond Index returned 4.20% from the Fund’s inception date through May 31, 2014. The Barclays U.S. 7-10 Year Corporate Bond Index, which measures the performance of investment grade bonds with maturities similar to those in the 2022 Index, returned 7.18% from the Fund’s inception date through May 31, 2014.

The Fund made the following monthly distributions per share during the period from inception through May 31, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
September 2013	$0.0760
October	$0.0590
November	$0.0590
December	$0.0550
January 2014	$0.0427
February	$0.0510
March	$0.0556
April	$0.0478
May	$0.0526
Total	$0.4987

Performance Attribution
For the period from inception through May 31, 2014, the banks industry contributed the most to the Fund’s return, followed by the REITs industry; the electrical component and equipment industry was the only detractor for the period.

Positions that contributed the most to return included 7.625% coupon bonds issued by Barclays Bank PLC, a global financial services provider based in the UK; 3.550% coupon bonds issued by Freeport-McMoRan Copper & Gold, Inc., an international natural resources company; and 4.700% coupon bonds issued by American Tower Corp., a real estate investment trust that owns, operates and develops wireless communications and broadcast towers in the U.S. (1.4%, 0.6% and 0.6%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 2.355% coupon bonds issued by Chevron Corp., an integrated energy company; 2.450% coupon bonds issued by Verizon Communications, Inc., an integrated telecommunications company; and 1.875% coupon bonds issued International Business Machines Corp., an information technology company (1.1%, 0.6% and 0.5%, respectively, of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJE (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2014 Index (the “High Yield 2014 Index”).

The High Yield 2014 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2014. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2014 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2014. The Fund has a designated year of maturity of 2014 and will terminate on or about December 31, 2014. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2014 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2014 Index universe to obtain a representative sample of securities that resemble the High Yield 2014 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 3.01%, which included a decrease in market price over the period to $26.47 on May 31, 2014, from $26.62 on May 31, 2013. On an NAV basis, the Fund generated a total return of 3.56%, which included a decrease in NAV over the period to $26.56 on May 31, 2014, from $26.57 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2014 Index returned 3.82%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.90% for the 12-month period ended May 31, 2014. While the High Yield 2014 Index includes only bonds with effective maturities in the year 2014, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0558 short-term capital gain and a $0.0499 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0840
July	$0.0730
August	$0.0820
September	$0.0710
October	$0.0710
November	$0.0710
December	$0.0650
January 2014	$0.0744
February	$0.0658
March	$0.0584
April	$0.0611
May	$0.0561
Total	$0.8328

Performance Attribution
For the 12-month period ended May 31, 2014, the commercial services industry contributed the most to the Fund’s return, followed by telecommunications industry; no industry detracted, but the airlines industry contributed least, followed by the electronics industry.

Positions that contributed the most to the Fund’s return included 7.75% coupon bonds issued by Transdigm, Inc., which supplies solutions to aerospace applications for original equipment manufacturers and aircraft operators; 7.125% coupon bonds issued by Reynolds Group Issuer, Inc., a subsidiary of Reynolds Group Holdings Ltd., a global manufacturer and supplier of consumer beverage and foodservice packaging products; and 7.75% coupon bonds issued by Michaels Stores, Inc., an operator of a specialty retailer of arts and crafts (4.0%, 3.7% and 2.6%, respectively, of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 9.125% coupon bonds issued by Regal Entertainment Group, which operates theater chains throughout the U.S.; 8.625% coupon bonds issued by Cinemark USA, Inc., a subsidiary of Cinemark Holdings, Inc., a global motion picture exhibitor; and 7.625% coupon bonds issued by Rri Energy, Inc., a U.S. electric utility that through acquisitions is now part of NRG Energy, Inc. (none held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJF (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2015 Index (the “High Yield 2015 Index”).

The High Yield 2015 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2015. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2015 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2015. The Fund has a designated year of maturity of 2015 and will terminate on or about December 31, 2015. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2015 Index. In the last six months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2015 Index universe to obtain a representative sample of securities that resemble the High Yield 2015 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 5.30%, which included an increase in market price over the period to $26.99 on May 31, 2014, from $26.81 on May 31, 2013. On an NAV basis, the Fund generated a total return of 5.27%, which included an increase in NAV over the period to $26.93 on May 31, 2014, from $26.76 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2015 Index returned 5.11%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.90% for the 12-month period ended May 31, 2014. While the High Yield 2015 Index includes only bonds with effective maturities in the year 2015, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.1383 short-term capital gain and a $0.0350 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0990
July	$0.0880
August	$0.0970
September	$0.0870
October	$0.0870
November	$0.0860
December	$0.0800
January 2014	$0.0926
February	$0.0779
March	$0.0754
April	$0.0822
May	$0.0799
Total	$1.0320

Performance Attribution
For the 12-month period ended May 31, 2014, the telecommunications industry contributed the most to the Fund’s return, followed by the oil and gas industry; no industry detracted, but the coal industry contributed least, followed by the leisure time industry.

Positions that contributed the most to the Fund’s return included 7.500% coupon bonds issued by Calpine Corp., an independent power producer; 8.000% coupon bonds issued by Community Health Systems, Inc., which owns and operates hospitals and has interests in physicians and physician practices; and 8.750% coupon bonds issued by Novelis, Inc., a producer of flat-rolled aluminum products (2.1%, 2.0% and 1.6%, respectively, of corporate bonds at period end).

Positions that detracted the most from the Fund’s return included 8.500% coupon bonds issued by Algeco Scotsman Global Finance PLC, a unit of Algeco Scotsman Global, which is a provider of modular space and remote workforce accommodations; 9.625% coupon bonds issued by Nationstar Mortgage, LLC, a residential mortgage service company; and 9.625% coupon bonds issued by NGPL PipeCo, LLC, a Texas-based owner and operator of natural gas pipelines (1.1%, 0.5% and 0.1%, respectively, of corporate bonds at period end).

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJG (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2016 Index (the “High Yield 2016 Index”).

The High Yield 2016 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2016. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2016 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2016. The Fund has a designated year of maturity of 2016 and will terminate on or about December 31, 2016. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2016 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2016 Index universe to obtain a representative sample of securities that resemble the High Yield 2016 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 6.53%, which included an increase in market price over the period to $27.36 on May 31, 2014, from $26.73 on May 31, 2013. On an NAV basis, the Fund generated a total return of 6.50%, which included an increase in NAV over the period to $27.29 on May 31, 2014, from $26.67 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2016 Index returned 5.65%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.90% for the 12-month period ended May 31, 2014. While the High Yield 2016 Index includes only bonds with effective maturities in the year 2016, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0272 short-term capital gain and a $0.0068 long-term capital gain.

Month	Distribution per Share
June	$0.0960
July	$0.0850
August	$0.0990
September	$0.0870
October	$0.0760
November	$0.0890
December	$0.0810
January 2014	$0.0916
February	$0.0798
March	$0.0774
April	$0.0894
May	$0.0880
Total	$1.0392

Performance Attribution
For the 12-month period ended May 31, 2014, the oil and gas industry contributed the most to the Fund’s return, followed by the telecommunications industry; the oil and gas services industry was the only detractor from return.

Positions that contributed the most to return included 9.375% coupon bonds issued by EP Energy LLC, an explorer and producer of oil and natural gas (2.8% of corporate bonds at period end); 8.750% coupon bonds issued by Inmet Mining Corp., a mining concern acquired by First Quantum Minerals Ltd. in 2013 (not held at period end); and 8.250% coupon bonds issued by Chrysler Group LLC, an auto maker (4.3% of corporate bonds at period end).

Positions that detracted the most from return included 10.000% coupon bonds issued by NII Capital Corp., a subsidiary of NII Holdings, Inc., a provider of mobile communication services in Latin America (0.1% of corporate bonds at period end); 9.750% coupon bonds issued by Samson Resources Co., a private oil and natural gas company (not held at period end); and 7.375% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer (0.4% of corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJH (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2017 Index (the “High Yield 2017 Index”).

The High Yield 2017 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2017. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2017 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2017. The Fund has a designated year of maturity of 2017 and will terminate on or about December 31, 2017. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2017 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2017 Index universe to obtain a representative sample of securities that resemble the High Yield 2017 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 6.87%, which included an increase in market price over the period to $27.55 on May 31, 2014, from $26.88 on May 31, 2013. On an NAV basis, the Fund generated a total return of 6.54%, which included an increase in NAV over the period to $27.48 on May 31, 2014, from $26.90 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2017 Index returned 7.32%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.90% for the 12-month period ended May 31, 2014. While the High Yield 2017 Index includes only bonds with effective maturities in the year 2017, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0251 short-term capital gain and a $0.0141 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0960
July	$0.0950
August	$0.1020
September	$0.0880
October	$0.0880
November	$0.0930
December	$0.0840
January 2014	$0.1010
February	$0.0867
March	$0.0792
April	$0.0865
May	$0.0904
Total	$1.0898

Performance Attribution
For the 12-month period ended May 31, 2014, the telecommunications industry contributed the most to the Fund’s return, followed by the oil and gas industry; the lodging industry was the only detractor from return.

Positions that contributed the most to return included 11.75% coupon bonds issued by Wind Acquisition Finance SA, a Luxembourg-based affiliate of Wind Telecomunicazioni S.p.A., which provides mobile telephone and telecommunications services in Italy (not held at period end); and two issues of Sprint Communications, with 8.375% and 9.125% coupons, respectively, which offers a range of wireless and wireline communications services to consumer, business and government customers (2.0% and 1.3%, respectively, of corporate bonds at period end).

Positions that detracted the most from return included 11.25% coupon bonds issued by Caesar’s Entertainment Operating Co., Inc., an affiliate of casino operator Caesars Entertainment Corp.; 10.375% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer; and 7.119% coupon bonds issued by NGPL Pipeco, LLC, a Texas-based owner and operator of natural gas pipelines (1.9%, 0.3% and 0.6%, respectively, of corporate bonds at period end).

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2018 Index (the “High Yield 2018 Index”).

The High Yield 2018 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2018. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality.

The High Yield 2018 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2018. The Fund has a designated year of maturity of 2018 and will terminate on or about December 31, 2018. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2018 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2018 Index universe to obtain a representative sample of securities that resemble the High Yield 2018 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 7.06%, which included an increase in market price over the period to $27.38 on May 31, 2014, from $26.76 on May 31, 2013. On an NAV basis, the Fund generated a total return of 7.01%, which included an increase in NAV over the period to $27.30 on May 31, 2014, from $26.70 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2018 Index returned 7.64%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.90% for the 12-month period ended May 31, 2014. While the High Yield 2018 Index includes only bonds with effective maturities in the year 2018, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0272 short-term capital gain.

Month	Distribution per Share
June	$0.1030
July	$0.0860
August	$0.1170
September	$0.1010
October	$0.1050
November	$0.1060
December	$0.0980
January 2014	$0.0951
February	$0.0974
March	$0.0852
April	$0.0982
May	$0.0964
Total	$1.1883

Performance Attribution
For the 12-month period ended May 31, 2014, the telecommunications industry contributed the most to the Fund’s return, followed by the oil and gas industry; the transportation industry detracted the most from return, followed by the retail industry.

Positions that contributed the most to return included 10.5% coupon bonds issued by KCI USA, Inc., a global medical technology company (not held in the Fund’s portfolio at period end); 9.0% coupon bonds issued by Sprint Communications, Inc., a subsidiary of Sprint Corp., which offers wireless and wireline communications services (4.6% of corporate bonds at period end); and 6.125% coupon bonds issued by Arcelormittal, a steel producer (2.3% of corporate bonds at period end).

Positions that detracted the most significantly from return included 7.375% coupon bonds issued by Toys “R” Us, Inc., a toy and juvenile products retailer (0.3% of corporate bonds at period end); 10% coupon bonds issued by Caesars Entertainment Operating Co., Inc., an affiliate of casino operator Caesars Entertainment Corp. (not held in the Fund’s portfolio at period end); and 9.75% coupon bonds issued by Alpha Natural Resources, Inc., which extracts, processes and markets steam and metallurgical coal (0.5% of corporate bonds at period end).

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 19

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJJ (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2019 Index (the “High Yield 2019 Index”).

The High Yield 2019 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2019. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality. The High Yield 2019 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2019. The Fund has a designated year of maturity of 2019 and will terminate on or about December 31, 2019. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2019 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2019 Index universe to obtain a representative sample of securities that resemble the High Yield 2019 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 24, 2013, through May 31, 2014.

On a market price basis, the Fund generated a total return of 8.04%, which included an increase in market price to $26.46 on May 31, 2014, from $25.03 at inception. On an NAV basis, the Fund generated a total return of 7.80%, which included an increase in NAV to $26.40 on May 31, 2014, from $25.03 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2019 Index returned 6.95%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.95% for the period from the Fund’s inception date through May 31, 2014. While the High Yield 2019 Index includes only bonds with effective maturities in the year 2019, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the period beginning with Fund inception and ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a $0.0013 short-term capital gain.

Month	Distribution per Share
November 2013	$0.0650
December	$0.0690
January 2014	$0.0890
February	$0.0875
March	$0.0767
April	$0.0933
May	$0.0848
Total	$0.5653

Performance Attribution
For the Fund’s inception date through May 31, 2014, the telecommunications industry contributed the most to the Fund’s return, followed by the oil and gas industry. No industry detracted, but the coal and the electric industries contributed least.

Positions that contributed the most significantly to return included 6.25% coupon bonds issued by Linn Energy Finance Corp., a unit of Linn Energy LLC, an independent natural gas exploration and production company; 10.35% coupon bonds issued by Arcelormittal Luxembourg SA, a steel producer; and 9.0% coupon bonds issued by Avaya, Inc., a provider of consulting, integration and managed services (2.4%, 2.3% and 0.6%, respectively, of corporate bonds at period end).

Positions that detracted the most significantly from return included 7.25% coupon bonds issued by Forest Oil Corp., an oil and gas exploration and production company; 4.75% coupon bonds issued by Bombardier, Inc., which operates in the fields of aerospace, rail transportation equipment and financial services; and 5.2% coupon bonds issued by VimpelCom Holdings BV, which provides integrated telecommunications services (0.5%, 1.0% and 0.4%, respectively, of corporate bonds at period end).

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Overview
The Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, NYSE Arca ticker: BSJK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a high yield corporate bond index called the NASDAQ BulletShares® USD High Yield Corporate Bond 2020 Index (the “High Yield 2020 Index”).

The High Yield 2020 Index is a rules-based index comprised of high yield corporate bonds with effective maturities in the year 2020. The effective maturity of an eligible corporate bond is determined by its actual maturity or, in the case of callable securities, the effective maturity of the security as determined in accordance with a rules-based methodology developed by Accretive Asset Management, LLC (“Accretive” or the “Index Provider”).

High yield bonds (also known as “junk bonds”) are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities Guggenheim Funds Investment Advisors, LLC, the Fund’s investment adviser (the “Investment Adviser”) believes are of comparable quality. The High Yield 2020 Index is designed to represent the performance of a held-to-maturity portfolio of U.S. dollar denominated high yield corporate bonds with effective maturities in 2020. The Fund has a designated year of maturity of 2020 and will terminate on or about December 31, 2020. In connection with such termination, the Fund will make a cash distribution to then-current shareholders of its net assets after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to return any predetermined amount at maturity.

The Fund will invest at least 80% of its total assets in component securities that comprise the High Yield 2020 Index. In the last twelve months of operation, when the bonds held by the Fund mature, the Fund’s portfolio will transition to cash and cash equivalents, including, without limitation, U.S. Treasury Bills and investment grade commercial paper.

The Fund uses a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser uses quantitative analysis to select securities from the High Yield 2020 Index universe to obtain a representative sample of securities that resemble the High Yield 2020 Index in terms of key risk factors, performance attributes and other characteristics. These include maturity, credit quality, sector, duration and other financial characteristics of fixed income securities.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund’s inception date of September 24, 2013, through May 31, 2014.

On a market price basis, the Fund generated a total return of 8.33%, which included an increase in market price to $26.49 on May 31, 2014, from $25.03 at inception. On an NAV basis, the Fund generated a total return of 8.09%, which included an increase in NAV to $26.43 on May 31, 2014, from $25.03 at inception. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the High Yield 2020 Index returned 7.89%, and the Barclays U.S. Corporate High Yield Index, which measures the performance of the U.S. high yield bond market, returned 7.95% for the period from the Fund’s inception date through May 31, 2014. While the High Yield 2020 Index includes only bonds with effective maturities in the year 2020, the Barclays U.S. Corporate High Yield Index includes bonds of all maturities, mainly long-term bonds.

The Fund made the following monthly distributions per share during the period beginning with Fund inception and ended May 31, 2014, all of which were characterized as ordinary income.

Month	Distribution per Share
November 2013	$0.0560
December	$0.0980
January 2014	$0.0798
February	$0.0941
March	$0.0865
April	$0.0927
May	$0.1006
Total	$0.6077

Performance Attribution
For the Fund’s inception date through May 31, 2014, the telecommunications industry contributed the most to the Fund’s return, followed by the healthcare services industry; no industry detracted from return, but the airlines industry contributed least, followed by the electrical component and equipment industry.

Positions that contributed the most significantly to return included 8.750% coupon bonds issued by TPC Group, Inc., a provider of highly specialized chemical products to major chemical and petroleum companies; 7.000% coupon bonds issued by Sprint Communications, Inc., a subsidiary of Sprint Corp., which offers wireless and wireline communications services; and 7.000% coupon bonds issued by Level 3 Financing, Inc., a subsidiary of Level 3 Communications Inc., an international communications company that operates one of the largest IP transit networks in North America and Europe (1.2%, 1.2% and 1.0%, respectively, of the Fund’s corporate bonds at period end).

Positions that detracted the most significantly from return included 7.625% coupon bonds issued by Universal Hospital Services, Inc., a leading nationwide provider of health care technology management and service solutions to the health care industry; 5.625% coupon bonds issued by Amsurg Corp., which develops, acquires, and manages physician practice-based ambulatory surgery centers and specialty physician networks; and 6.875% coupon bonds issued by Titan International, Inc., which manufactures mounted tire and wheel systems for off-highway equipment used in multiple industries (0.7%, 0.4% and 0.4%, respectively, of the Fund’s corporate bonds at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF

Fund Overview
The Guggenheim Enhanced Short Duration ETF, NYSE Arca ticker: GSY (the “Fund”) seeks maximum current income, consistent with preservation of capital and daily liquidity. On September 27, 2013, the Fund’s name was changed from Guggenheim Enhanced Short Duration Bond ETF to Guggenheim Enhanced Short Duration ETF.

The Fund will invest at least 80% of its net assets in fixed income securities utilizing a low duration strategy to seek to outperform the Barclays 1-3 Month U.S. Treasury Bill Index (the “Benchmark”) in addition to providing returns in excess of those available in U.S. Treasury bills, government repurchase agreements, and money market funds, while seeking to provide preservation of capital and daily liquidity. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

Under normal circumstances, the Fund holds a diversified portfolio of fixed income instruments of varying maturities, but that have an average portfolio duration of less than one year. The Fund may invest, without limitation, in short-term instruments such as commercial paper and/or repurchase agreements. The Fund primarily invests in U.S. dollar denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc., (“Moody’s”) or equivalently rated by Standard & Poor’s Rating Group (“S&P”) or Fitch Investor Services (“Fitch”) or, if unrated, determined by Guggenheim Funds Investment Advisors, LLC (“Investment Adviser”) to be of comparable quality. The Fund may invest no more than 10% of its assets in high yield securities, which are debt securities that are rated below investment grade by nationally recognized statistical rating organizations, or are unrated securities that the Investment Adviser believes are of comparable quality. The Fund may invest in securities that are offered pursuant to Rule 144A under the Securities Act of 1933, as amended. The Fund may invest in bank obligations, which include certificates of deposit, commercial paper, unsecured bank promissory notes, bankers’ acceptances, time deposits and other debt obligations. The Fund may invest, without limitation, in U.S. dollar denominated debt securities of foreign issuers, including emerging market issuers. The Fund may also invest up to 10% of its assets in sovereign and corporate debt securities denominated in foreign currencies. The Fund may invest up to 25% of its assets in municipal securities. The Fund will not invest in options contracts, futures contracts or swap agreements. The Fund may invest up to 10% of its assets in mortgage-backed securities or in other asset-backed securities. This limitation does not apply to securities issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may obtain exposure to the securities in which it normally invests by engaging in various investment techniques, including repurchase agreements, mortgage dollar roll and “TBA” mortgage trading.

Fund Performance
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 1.10%, which included an increase in market price over the period to $50.27 on May 31, 2014, from $50.24 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 1.22%, which included an increase in NAV over the period to $50.30 on May 31, 2014, from $50.21 on May 31, 2013. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For short-term high quality fixed income market comparison purposes, the Barclays 1-3 Month U.S. Treasury Bill Index returned 0.03% for the same period.

The Fund made the following monthly distributions per share during the 12-month period ended May 31, 2014, all of which were characterized as ordinary income. In addition, on January 2, 2014, the Fund distributed a supplemental distribution of $0.028 per share, a $0.017 short-term capital gain and a $0.0076 long-term capital gain.

Month	Distribution per Share
June 2013	$0.0470
July	$0.0390
August	$0.0420
September	$0.0380
October	$0.0370
November	$0.0420
December	$0.0390
January 2014	$0.0384
February	$0.0315
March	$0.0326
April	$0.0407
May	$0.0362
Total	$0.4634

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Performance Discussion
At period end, the Fund maintained a diversified portfolio across the credit spectrum with investment grade credit quality. The weighted average yield was approximately 1.3%, while the average duration was less than one-half year. The Fund’s top ten holdings, representing about one-third of the Fund’s total assets, were comprised mainly of repurchase agreements (“repos”), Guggenheim High Yield BulletShares ETFs, a Guggenheim Investment Grade Corporate BulletShares ETF and short-maturity corporate bonds. The Fund continues to maintain a high allocation to floating rate securities to help mitigate interest rate risk.

Positive performance for the period was provided primarily through income from core investments, including bank loans, asset-backed securities (ABS), BulletShares and repos. The Fund has been maintaining a full allocation to repos, securitized assets and high yield securities which generated higher income for the Fund.

During the period, the Fund added opportunistically to core holdings, which included structured credit, repos and BulletShares to enhance portfolio yield while managing liquidity needs. The High Yield BulletShares ETFs in particular offered healthy spread duration while maintaining higher yield from a diversified pool of collateral.

The Fund also diversified its holdings by purchasing variable rate demand notes of certain municipal debt, providing incremental yield and liquidity. At certain points, the Fund reduced Treasury holdings given the interest rate volatility driven by political gridlock last fall as well as the flood of capital into the U.S. over the period.

Credit spreads continue to tighten and equities continue to rise, and, on balance, the global economy appears to be pushing through the winter malaise. Economic data has affirmed our positive outlook for the U.S. and activity is also picking up in Europe. This growth, in turn, is increasing demand for Chinese exports and helping cushion against any downside from the heated housing market there.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 23

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Overview
The Guggenheim S&P Global Dividend Opportunities Index ETF, NYSE Arca ticker: LVL (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the “Index”).

The Index consists of 100 common stocks and American Depositary Receipts (“ADRs”) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index, an index designed to measure global stock market performance. Potential index constituents include common stocks and ADRs with market capitalizations greater than $1.0 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of McGraw-Hill Financial, the Fund’s index provider (“S&P” or the “Index Provider”).

The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance
All Fund returns cited – whether based on net asset value (“NAV”) or market price – assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2014.

On a market price basis, the Fund generated a total return of 15.88%, which included an increase in market price over the period to $14.08 on May 31, 2014, from $13.02 as of May 31, 2013. On an NAV basis, the Fund generated a total return of 14.89%, which included an increase in NAV over the period to $14.01 on May 31, 2014, from $13.07 as of May 31, 2013. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. NAV performance data reflects fees and expenses of the Fund.

For underlying index and market comparison purposes, the Index returned 14.84% and the MSCI World Index, an index designed to measure the equity market performance of developed markets, returned 18.87% for the 12-month period ended May 31, 2014.

The Fund made quarterly distributions per share of $0.396 on June 29, 2013; $0.208 on September 30, 2013; $0.159 on December 31, 2013; and $0.125 on March 31, 2014. In addition, on December 31, 2014, the Fund made a supplemental distribution of $0.01 per share.

Performance Attribution
For the 12-month period ended May 31, 2014, the sectors contributing the most to the Fund’s return were communications, followed by utilities. The consumer, cyclical sector was the only sector that detracted from return. The basic materials sector contributed least.

Positions that contributed the most to the Fund’s return included Pitney Bowes, Inc., which offers technology solutions to help companies organize and analyze data; Bezeq, The Israel Telecommunication Corp. Ltd., that country’s largest telecommunications group; and Belgacom SA, a provider of communication services and products in Belgium and internationally (1.3%, 2.2% and 2.1%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from return included Oi SA, formerly Brasil Telecom SA, a Brazil-based holding company engaged in the provision of switched fixed-line telephony services domestically and internationally (1.0% of the Fund’s long-term investments at period end); Vard Holdings Ltd., which offers a range of services for the shipbuilding industry (not held in the Fund’s portfolio at period end); and Metcash Ltd., which provides marketing and distribution for companies primarily in the grocery, liquor and hardware wholesale industries (2.2% of the Fund’s long-term investments at period end).

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Credit/Default Risk: Issuers or guarantors of debt instruments or the coun-terparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or otherwise honor their obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by certain U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. government. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the respective Fund’s income and share price.

Interest Rate Risk: As interest rates rise, the value of fixed-income securities held by the Funds is likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations.

Income Risk: Falling interest rates may cause the Funds’ income to decline.

Mortgage-and Asset-Backed Securities Risks (GSY): Mortgage-Backed Securities (“MBS”) (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, these securities are subject to “prepayment risk” and “extension risk.”

Non-Correlation Risk (excludes GSY): For passively managed Index Funds, the respective Fund’s return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

High-Yield Securities Risk: High yield securities (bonds that are rated below investment grade) are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations as well as may be subject to greater price volatility.

Foreign Issuers Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Financial Services Sector Risk: The financial services industry is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.

Active Management Risk (GSY): The Fund is subject to management risk because the Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Risk of Deviation between Market Price and NAV (GSY): Unlike conventional ETFs, the Fund is not an Index Fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. There can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Municipal Securities Risk (GSY): Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. In addition, there is a risk that, as a result of the current economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected.

Call Risk/Prepayment Risk: During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Funds’ having to reinvest proceeds at lower interest rates, resulting in a decline in the Funds’ income.

Extension Risk: An issuer may exercise its right to pay principal on an obligation later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease and the Funds’ performance may suffer from the inability to invest in higher yielding securities.

Liquidity Risk: If the Funds invest in illiquid securities or securities that become illiquid, Fund returns may be reduced because the Funds may be unable to sell the illiquid securities at an advantageous time or price.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 25

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	May 31, 2014

Risks and Other Considerations continued

Declining Yield Risk (excludes GSY and LVL): During the final year of the Funds’ operations, as the bonds held by the Funds mature and the Funds’ portfolio transitions to cash and cash equivalents, the Funds’ yield will generally tend to move toward the yield of cash and cash equivalents and thus may be lower than the yields of the bonds previously held by the Funds and/or prevailing yields for bonds in the market.

Fluctuation of Yield and Liquidation Amount Risk (excludes GSY and LVL): The Funds, unlike a direct investment in a bond that has a level coupon payment and a fixed payment at maturity, will make distributions of income that vary over time. Unlike a direct investment in bonds, the breakdown of returns between Fund distributions and liquidation proceeds are not predictable at the time of your investment. For example, at times during the Funds’ existence, they may make distributions at a greater (or lesser) rate than the coupon payments received on the Funds’ portfolio, which will result in the Funds returning a lesser (or greater) amount on liquidation than would otherwise be the case. The rate of Fund distribution payments may adversely affect the tax characterization of your returns from an investment in the Funds relative to a direct investment in corporate bonds. If the amount you receive as liquidation proceeds upon the Funds’ termination is higher or lower than your cost basis, you may experience a gain or loss for tax purposes.

Concentration Risk (excludes GSY): If the Index concentrates in an industry or group of industries the Funds’ investments will be concentrated accordingly. In such event, the value of the Funds’ shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Telecommunications Sector Risk (LVL): This sector is subject to extensive government regulation. The telecommunications sector can also be significantly affected by intense competition, including competition with alternative technologies such as wireless communications, product compatibility, consumer preferences, rapid obsolescence and research and development of new products.

Equity Risk (LVL): The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Utilities Sector Risk (LVL): Companies in the utilities sector may be adversely affected by economic, political, and regulatory or deregulatory changes, and other occurrences associated with the utilities industry. This concentration may present more risks than investing in securities that are more broadly diversified over numerous sectors of the economy.

Medium-Sized Company Risk (LVL): Investing in securities of these companies involves greater risk as their securities may be more volatile and less liquid than investing in more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market.

Risks of Investing In Other Investment Companies (GSY and LVL): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited)	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Fund Statistics
Share Price	$21.12
Net Asset Value	$21.18
Premium/Discount to NAV	-0.28%
Net Assets ($000)	$409,822

Total Returns
		Three	Since
	One	Year	Inception
(Inception 6/07/10)	Year	(Annualized)	(Annualized)
Guggenheim BulletShares 2014
Corporate Bond ETF
NAV	0.59%	1.55%	2.88%
Market	0.02%	1.29%	2.80%
NASDAQ BulletShares USD
Corporate Bond 2014 Index	0.83%	1.86%	3.24%
Barclays U.S. 3-5 Year
Corporate Bond Index	3.37%	4.20%	5.01%
Barclays U.S. Aggregate
Bond Index	2.71%	3.53%	3.98%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.10 per share for share price returns or initial net asset value (NAV) of $20.10 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 3-5 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	32.9%
Diversified Financial Services	13.0%
Telecommunications	7.4%
Biotechnology	4.7%
Pharmaceuticals	4.6%
Insurance	4.5%
Oil & Gas	3.9%
Beverages	3.3%
Computers	3.2%
Software	2.8%
Media	2.7%
Cosmetics & Personal Care	1.9%
Chemicals	1.7%
Pipelines	1.5%
Electric	1.2%
Advertising	1.2%
Auto Manufacturers	1.2%
Machinery - Diversified	1.1%
Electronics	0.9%
Aerospace & Defense	0.8%
Retail	0.7%
Health Care Services	0.6%
Gas	0.6%
Real Estate Investment Trusts	0.3%
Total Corporate Bonds	96.7%
US Treasury Securities	5.6%
Total Long-Term Investments	102.3%
Investments of Collateral for Securities Loaned	0.0%*
Total Investments	102.3%
Liabilities in excess of Other Assets	-2.3%
Net Assets	100.0%
* Less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 27

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.1%
AA	15.6%
A	55.4%
BBB	25.8%
BB	2.1%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 3-5 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Fund Statistics
Share Price	21.90
Net Asset Value	$21.84
Premium/Discount to NAV	0.27%
Net Assets ($000)	$573,310

Total Returns
		Three	Since
	One	Year	Inception
(Inception 6/07/10)	Year	(Annualized)	(Annualized)
Guggenheim BulletShares 2015
Corporate Bond ETF
NAV	1.34%	2.81%	4.05%
Market	1.33%	2.67%	4.11%
NASDAQ BulletShares USD
Corporate Bond 2015 Index	1.53%	3.04%	4.36%
Barclays U.S. 3-5 Year
Corporate Bond Index	3.37%	4.20%	5.01%
Barclays U.S. Aggregate
Bond Index	2.71%	3.53%	3.98%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.14 per share for share price returns or initial net asset value (NAV) of $20.14 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 3-5 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to three years and less than five years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 3-5 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	37.1%
Diversified Financial Services	12.7%
Oil & Gas	6.5%
Pharmaceuticals	4.6%
Telecommunications	4.2%
Insurance	4.0%
Beverages	3.5%
Media	3.1%
Retail	3.0%
Electric	2.1%
Computers	1.9%
Auto Manufacturers	1.4%
Health Care Products	1.3%
Pipelines	1.2%
Cosmetics & Personal Care	1.1%
Real Estate Investment Trusts	1.0%
Miscellaneous Manufacturing	1.0%
Food	0.9%
Software	0.8%
Biotechnology	0.8%
Chemicals	0.8%
Mining	0.7%
Aerospace & Defense	0.7%
Health Care Services	0.7%
Machinery - Diversified	0.6%
Internet	0.6%
Machinery - Construction & Mining	0.6%
Agriculture	0.3%
Office & Business Equipment	0.3%
Semiconductors	0.3%
Transportation	0.3%
Electronics	0.2%
Household Products & Housewares	0.2%
Savings & Loans	0.2%
Metal Fabrication & Hardware	0.2%
Lodging	0.1%
Building Materials	0.0%*
Forest Products & Paper	0.0%*
Total Corporate Bonds	99.0%
Investments of Collateral for Securities Loaned	0.2%
Total Investments	99.2%
Other Assets in excess of Liabilities	0.8%
Net Assets	100.0%
*Less than 0.1%.

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FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.2%
AA	19.2%
A	56.1%
BBB	21.6%
BB	1.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the ratings by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 3-5 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 3-5 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 3 years and less than 5 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody’s Investor Service, Inc., Standard & Poor’s, and Fitch Rating), and have $250 million or more of outstanding face value. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Fund Statistics
Share Price	$22.40
Net Asset Value	$22.35
Premium/Discount to NAV	0.22%
Net Assets ($000)	$623,462

Total Returns
		Three	Since
	One	Year	Inception
(Inception 6/07/10)	Year	(Annualized)	(Annualized)
Guggenheim BulletShares 2016
Corporate Bond ETF
NAV	2.07%	3.65%	5.02%
Market	1.98%	3.56%	5.07%
NASDAQ BulletShares® USD
Corporate Bond 2016 Index	2.27%	4.10%	5.50%
Barclays U.S. 5-7 Year
Corporate Bond Index	4.23%	5.91%	7.01%
Barclays U.S. Aggregate
Bond Index	2.71%	3.53%	3.98%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.13 per share for share price returns or initial net asset value (NAV) of $20.13 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	35.0%
Diversified Financial Services	10.1%
Telecommunications	8.3%
Oil & Gas	5.9%
Pharmaceuticals	3.9%
Media	3.4%
Computers	3.1%
Retail	2.7%
Beverages	2.7%
Insurance	2.0%
Food	1.8%
Auto Manufacturers	1.3%
Health Care Products	1.2%
Software	1.2%
Health Care Services	1.2%
Chemicals	1.2%
Machinery-Diversified	1.1%
Building Materials	0.9%
Biotechnology	0.9%
Mining	0.9%
Aerospace & Defense	0.8%
Semiconductors	0.8%
Real Estate Investment Trusts	0.8%
Agriculture	0.7%
Pipelines	0.7%
Machinery-Construction & Mining	0.7%
Electronics	0.7%
Electric	0.6%
Cosmetics & Personal Care	0.6%
Gas	0.6%
Miscellaneous Manufacturing	0.5%
Auto Parts & Equipment	0.4%
Office & Business Equipment	0.3%
Commercial Services	0.3%
Advertising	0.3%
Oil & Gas Services	0.3%
Textiles	0.3%
Internet	0.3%
Leisure Time	0.2%
Environmental Control	0.2%
Transportation	0.1%
Savings & Loans	0.1%
Lodging	0.0%*
Total Corporate Bonds	99.1%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%
Net Assets	100.0%
*Less than 0.1%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 31

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.1%
AA	16.3%
A	52.6%
BBB	28.6%
BB	1.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 5-7 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Fund Statistics
Share Price	$22.95
Net Asset Value	$22.88
Premium/Discount to NAV	0.31%
Net Assets ($000)	$624,571

Total Returns
		Three	Since
	One	Year	Inception
(Inception 6/07/10)	Year	(Annualized)	(Annualized)
Guggenheim BulletShares
2017 Corporate Bond ETF
NAV	2.85%	4.52%	5.96%
Market	2.93%	4.57%	6.03%
NASDAQ BulletShares® USD
Corporate Bond 2017 Index	3.07%	4.93%	6.47%
Barclays U.S. 5-7 Year
Corporate Bond Index	4.23%	5.91%	7.01%
Barclays U.S. Aggregate
Bond Index	2.71%	3.53%	3.98%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $20.19 per share for share price returns or initial net asset value (NAV) of $20.19 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs, ABS, and CMBS.The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	33.1%
Diversified Financial Services	12.5%
Oil & Gas	7.6%
Pharmaceuticals	5.3%
Telecommunications	4.1%
Media	3.5%
Retail	3.3%
Beverages	2.6%
Insurance	2.5%
Miscellaneous Manufacturing	2.3%
Computers	2.3%
Food	1.8%
Software	1.5%
Electric	1.2%
Agriculture	1.2%
Aerospace & Defense	1.2%
Semiconductors	1.1%
Biotechnology	1.1%
Pipelines	1.0%
Chemicals	1.0%
Internet	0.9%
Mining	0.9%
Health Care Products	0.9%
Real Estate Investment Trusts	0.7%
Health Care Services	0.7%
Machinery-Diversified	0.6%
Electronics	0.6%
Commercial Services	0.5%
Transportation	0.5%
Office & Business Equipment	0.4%
Household Products & Wares	0.3%
Oil & Gas Services	0.3%
Lodging	0.3%
Iron & Steel	0.2%
Gas	0.2%
Leisure Time	0.2%
Machinery-Construction & Mining	0.2%
Auto Manufacturers	0.1%
Water	0.1%
Engineering & Construction	0.1%
Total Corporate Bonds	98.9%
Investments of Collateral for Securities Loaned	0.1%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 33

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.4%
AA	16.7%
A	54.3%
BBB	26.0%
BB	1.6%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 5-7 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Fund Statistics
Share Price	$21.30
Net Asset Value	$21.25
Premium/Discount to NAV	0.24%
Net Assets ($000)	$347,460

Total Returns
		Since
	One	Inception
(Inception 3/28/12)	Year	(Annualized)
Guggenheim BulletShares 2018
Corporate Bond ETF
NAV	3.04%	4.68%
Market	2.99%	4.79%
NASDAQ BulletShares USD
Corporate Bond 2018 Index	3.24%	5.31%
Barclays U.S. 5-7 Year
Corporate Bond Index	4.23%	5.56%
Barclays U.S. Aggregate
Bond Index	2.71%	2.53%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.98 per share for share price returns or initial net asset value (NAV) of $19.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	30.4%
Diversified Financial Services	8.1%
Telecommunications	7.2%
Oil & Gas	6.3%
Pharmaceuticals	4.5%
Insurance	3.9%
Electric	3.8%
Beverages	3.6%
Computers	3.5%
Retail	3.2%
Mining	2.3%
Media	2.1%
Agriculture	1.7%
Real Estate Investment Trusts	1.7%
Pipelines	1.6%
Food	1.3%
Software	1.2%
Chemicals	1.1%
Health Care Products	1.0%
Electronics	1.0%
Machinery - Construction & Mining	0.9%
Semiconductors	0.9%
Transportation	0.9%
Health Care Services	0.8%
Auto Manufacturers	0.6%
Forest Products & Paper	0.6%
Machinery - Diversified	0.6%
Environmental Control	0.4%
Oil & Gas Services	0.4%
Metal Fabrication & Hardware	0.4%
Iron & Steel	0.4%
Office & Business Equipment	0.4%
Cosmetics & Personal Care	0.3%
Aerospace & Defense	0.3%
Building Materials	0.3%
Biotechnology	0.2%
Miscellaneous Manufacturing	0.2%
Internet	0.2%
Investment Companies	0.2%
Savings & Loans	0.2%
Household Products & Housewares	0.1%
Commercial Services	0.1%
Water	0.1%
Gas	0.0%*
Total Corporate Bonds	99.0%
Investments of Collateral for Securities Loaned	0.3%
Total Investments	99.3%
Other Assets in excess of Liabilities	0.7%
Net Assets	100.0%
* Less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 35

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	1.7%
AA	14.4%
A	53.3%
BBB	28.9%
BB	1.7%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 5-7 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Fund Statistics
Share Price	$21.18
Net Asset Value	$21.15
Premium/Discount to NAV	0.14%
Net Assets ($000)	$149,092

Total Returns
		Since
	One	Inception
(Inception 3/28/12)	Year	(Annualized)
Guggenheim BulletShares 2019
Corporate Bond ETF
NAV	3.13%	4.93%
Market	3.07%	4.99%
NASDAQ BulletShares USD
Corporate Bond
2019 Index	3.47%	5.55%
Barclays U.S. 5-7 Year Corporate
Bond Index	4.23%	5.56%
Barclays U.S. Aggregate
Bond Index	2.71%	2.53%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.97 per share for share price returns or initial net asset value (NAV) of $19.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therfore the Fund may return may not correlate with the return of the underlying index.

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S.-dollar denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for the fee payments under the investment advisory agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	24.3%
Oil & Gas	10.5%
Telecommunications	6.4%
Pharmaceuticals	5.7%
Diversified Financial Services	5.0%
Media	4.4%
Chemicals	3.6%
Beverages	3.4%
Electric	3.3%
Insurance	2.6%
Food	2.5%
Aerospace & Defense	2.2%
Transportation	2.2%
Mining	2.1%
Real Estate Investment Trusts	2.0%
Software	1.9%
Computers	1.8%
Retail	1.7%
Agriculture	1.4%
Pipelines	1.4%
Electronics	1.2%
Oil & Gas Services	1.2%
Health Care Products	1.0%
Cosmetics & Personal Care	0.8%
Machinery - Construction & Mining	0.7%
Miscellaneous Manufacturing	0.6%
Machinery - Diversified	0.6%
Semiconductors	0.5%
Forest Products & Paper	0.5%
Office & Business Equipment	0.4%
Biotechnology	0.4%
Health Care Services	0.4%
Commercial Services	0.3%
Advertising	0.3%
Auto Manufacturers	0.3%
Entertainment	0.2%
Electrical Components & Equipment	0.2%
Lodging	0.2%
Environmental Control	0.2%
Gas	0.2%
Total Corporate Bonds	98.6%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	99.0%
Other Assets in excess of Liabilities	1.0%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 37

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	0.7%
AA	13.6%
A	50.3%
BBB	33.0%
BB	2.3%
B	0.1%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 5-7 Year Corporate Bond Index and the Barclays U.S Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Fund Statistics
Share Price	$21.23
Net Asset Value	$21.23
Premium/Discount to NAV	0.00%
Net Assets ($000)	$121,032

Total Returns
		Since
	One	Inception
(Inception 3/28/12)	Year	(Annualized)
Guggenheim BulletShares 2020
Corporate Bond ETF
NAV	4.02%	5.59%
Market	4.26%	5.58%
NASDAQ BulletShares® USD
Corporate Bond 2020 Index	4.34%	6.20%
Barclays U.S. 5-7 Year Corporate
Bond Index	4.23%	5.56%
Barclays U.S. Aggregate
Bond Index	2.71%	2.53%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to five years and less than seven years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 5-7 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	19.5%
Diversified Financial Services	7.5%
Oil & Gas	6.8%
Media	6.0%
Pipelines	5.5%
Telecommunications	5.3%
Insurance	5.0%
Beverages	4.9%
Real Estate Investment Trusts	3.3%
Pharmaceuticals	3.2%
Retail	3.1%
Computers	3.0%
Food	3.0%
Health Care Products	2.9%
Chemicals	2.6%
Electric	2.2%
Aerospace & Defense	2.0%
Mining	1.8%
Internet	1.5%
Biotechnology	1.1%
Agriculture	1.0%
Health Care Services	0.9%
Environmental Control	0.8%
Transportation	0.7%
Software	0.7%
Electronics	0.5%
Machinery - Diversified	0.5%
Oil & Gas Services	0.5%
Advertising	0.5%
Iron & Steel	0.4%
Building Materials	0.4%
Leisure Time	0.3%
Commercial Services	0.3%
Housewares	0.3%
Auto Parts & Equipment	0.3%
Forest Products & Paper	0.1%
Cosmetics & Personal Care	0.1%
Total Corporate Bonds	98.5%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	98.9%
Other Assets in excess of Liabilities	1.1%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 39

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	0.8%
AA	13.3%
A	46.1%
BBB	38.5%
BB	1.3%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 5-7 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 5-7 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 5 years and less than 7 years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Fund Statistics
Share Price	$20.96
Net Asset Value	$20.95
Premium/Discount to NAV	0.05%
Net Assets ($000)	$47,148

Total Returns
Since
(Inception 7/17/13)	Inception
Guggenheim BulletShares 2021
Corporate Bond ETF
NAV	7.43%
Market	7.48%
NASDAQ BulletShares® USD Corporate
Bond 2021 Index	7.35%
Barclays U.S. 7-10 Year Corporate
Bond Index	7.18%
Barclays U.S. Aggregate Bond Index	4.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.96 per share for share price returns or initial net asset value (NAV) of $19.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 7-10 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to seven years and less than ten years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 7-10 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	22.4%
Diversified Financial Services	8.4%
Media	7.0%
Oil & Gas	6.5%
Telecommunications	4.9%
Retail	4.3%
Food	3.5%
Chemicals	3.2%
Real Estate Investment Trusts	3.1%
Mining	2.8%
Electric	2.7%
Pipelines	2.7%
Electronics	2.5%
Pharmaceuticals	2.5%
Computers	2.5%
Biotechnology	2.3%
Insurance	2.0%
Agriculture	1.6%
Health Care Services	1.5%
Forest Products & Paper	1.4%
Beverages	1.4%
Office & Business Equipment	1.2%
Semiconductors	1.0%
Aerospace & Defense	0.9%
Transportation	0.9%
Environmental Control	0.7%
Machinery-Diversified	0.7%
Internet	0.7%
Machinery-Construction & Mining	0.6%
Auto Manufacturers	0.5%
Advertising	0.5%
Health Care Products	0.4%
Iron & Steel	0.4%
Software	0.2%
Miscellaneous Manufacturing	0.2%
Household Products & Housewares	0.2%
Oil & Gas Services	0.2%
Total Corporate Bonds	98.5%
Investments of Collateral for Securities Loaned	1.1%
Total Investments	99.6%
Other Assets in excess of Liabilities	0.4%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 41

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AAA	0.2%
AA	11.4%
A	41.8%
BBB	45.5%
BB	1.1%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 7-10 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 7-10 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 7 years and less than 10 years. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Fund Statistics
Share Price	$20.89
Net Asset Value	$20.86
Premium/Discount to NAV	0.14%
Net Assets ($000)	$34,411

Total Returns
Since
(Inception 7/17/13)	Inception
Guggenheim BulletShares 2022 Corporate Bond ETF
NAV	7.15%
Market	7.13%
NASDAQ BulletShares® USD Corporate Bond 2022 Index	7.31%
Barclays U.S. 7-10 Year Corporate Bond Index	7.18%
Barclays U.S. Aggregate Bond Index	4.20%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $19.99 per share for share price returns or initial net asset value (NAV) of $19.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. 7-10 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to seven years and less than ten years. Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Effective September 27, 2013, the benchmark index changed from Barclays U.S. 7-10 Year Corporate Bond Index to Barclays U.S. Aggregate Bond Index.

The Fund’s annual operating expense ratio of 0.24% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Banks	21.9%
Oil & Gas	9.6%
Pharmaceuticals	4.9%
Telecommunications	4.6%
Mining	3.9%
Pipelines	3.5%
Diversified Financial Services	3.4%
Media	3.3%
Real Estate Investment Trusts	3.1%
Miscellaneous Manufacturing	2.6%
Retail	2.3%
Beverages	2.3%
Agriculture	2.2%
Aerospace & Defense	2.0%
Food	1.8%
Transportation	1.8%
Health Care Services	1.7%
Insurance	1.7%
Chemicals	1.4%
Electric	1.3%
Software	1.3%
Biotechnology	1.2%
Commercial Services	1.2%
Engineering & Construction	1.2%
Health Care Products	1.1%
Computers	1.1%
Internet	1.1%
Lodging	0.9%
Oil & Gas Services	0.9%
Machinery-Construction & Mining	0.9%
Semiconductors	0.8%
Iron & Steel	0.6%
Electronics	0.6%
Electrical Components & Equipment	0.6%
Auto Manufacturers	0.6%
Advertising	0.6%
Home Builders	0.6%
Environmental Control	0.6%
Household Products & Housewares	0.6%
Machinery-Diversified	0.6%
Hand & Machine Tools	0.6%
Gas	0.6%
Cosmetics & Personal Care	0.6%
Building Materials	0.3%
Savings & Loans	0.3%
Total Corporate Bonds	98.8%
Other Assets in excess of Liabilities	1.2%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 43

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
AA	8.6%
A	45.5%
BBB	40.7%
BB	5.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. 7-10 Year Corporate Bond Index and the Barclays U.S. Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. 7-10 Year Corporate Bond Index includes publicly issued U.S. dollar-denominated investment-grade corporate issues that have a remaining maturity of greater than or equal to 7 years and less than 10 years. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. The referenced indices are unmanaged and not available for direct investments. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.47
Net Asset Value	$26.56
Premium/Discount to NAV	-0.34%
Net Assets ($000)	$509,877

Total Returns
		Three	Since
	One	Year	Inception
(Inception 1/25/11)	Year	(Annualized)	(Annualized)
Guggenheim BulletShares
2014 High Yield
Corporate Bond ETF
NAV	3.56%	5.62%	6.20%
Market	3.01%	5.34%	6.08%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2014 Index	3.82%	6.25%	6.43%
Barclays U.S. Corporate
High Yield Index	7.90%	8.79%	9.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.06 per share for share price returns or initial net asset value (NAV) of $25.06 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Retail	7.0%
Telecommunications	6.8%
Commercial Services	5.2%
Household Products & Wares	5.1%
Media	4.8%
Aerospace & Defense	4.3%
Entertainment	4.1%
Oil & Gas	3.6%
Pharmaceuticals	3.5%
Diversified Financial Services	3.1%
Food	2.4%
Health Care Services	2.2%
Building Materials	2.0%
Pipelines	1.9%
Packaging & Containers	1.8%
Forest Products & Paper	1.8%
Health Care Products	1.7%
Beverages	1.6%
Chemicals	1.6%
Transportation	1.4%
Lodging	1.1%
Electric	1.0%
Auto Parts & Equipment	1.0%
Real Estate	0.8%
Coal	0.8%
Office & Business Equip	0.8%
Software	0.6%
Banks	0.6%
Office Furnishings	0.5%
Metal Fabricate & Hardware	0.4%
Home Builders	0.3%
Total Corporate Bonds	73.8%
US Treasury Securities	26.5%
Total Long-Term Investments	100.3%
Investments of Collateral for Securities Loaned	0.7%
Total Investments	101.0%
Liabilities in excess of Other Assets	-1.0%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 45

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

% of Long-Term
Credit Quality	Investments
BB	34.0%
B	50.4%
CCC	15.6%

Represents Standard & Poor’s rating as a percentage of long-term investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Securities classified as NR are not rated. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.99
Net Asset Value	$26.93
Premium/Discount to NAV	0.22%
Net Assets ($000)	$977,406

Total Returns
			Since
	One	Three Year	Inception
(Inception 1/25/11)	Year	(Annualized)	(Annualized)
Guggenheim BulletShares
2015 High Yield
Corporate Bond ETF
NAV	5.27%	6.76%	7.07%
Market	5.30%	6.64%	7.12%
NASDAQ BulletShares® USD
High Yield Corporate
Bond 2015 Index	5.11%	6.63%	7.06%
Barclays U.S. Corporate
High Yield Index	7.90%	8.79%	9.16%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.21 per share for share price returns or initial net asset value (NAV) of $25.21 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Telecommunications	8.1%
Oil & Gas	8.1%
Health Care Services	6.4%
Media	5.3%
Commercial Services	5.3%
Banks	4.7%
Pharmaceuticals	4.6%
Electric	4.1%
Household Products & Housewares	3.8%
Iron & Steel	3.6%
Health Care Products	3.6%
Retail	3.3%
Software	3.2%
Auto Manufacturers	3.0%
Auto Parts & Equipment	2.3%
Aerospace & Defense	2.1%
Mining	1.9%
Apparel	1.8%
Machinery-Diversified	1.5%
Packaging & Containers	1.4%
Internet	1.4%
Storage & Warehousing	1.4%
Real Estate	1.4%
Pipelines	1.3%
Distribution & Wholesale	1.3%
Office & Business Equipment	1.3%
Chemicals	1.3%
Computers	1.2%
Entertainment	1.2%
Building Materials	1.2%
Diversified Financial Services	1.1%
Semiconductors	1.1%
Lodging	0.8%
Shipbuilding	0.7%
Airlines	0.6%
Food	0.6%
Home Builders	0.6%
Holding Companies-Diversified	0.4%
Leisure Time	0.3%
Metal Fabricate & Hardware	0.3%
Electrical Components & Equipment	0.2%
Coal	0.2%
Environmental Control	0.0%*
Total Corporate Bonds	98.0%
Investments of Collateral for Securities Loaned	1.7%
Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%
Net Assets	100.0%
*Less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 47

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	0.9%
BB	38.5%
B	50.7%
CCC	9.9%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.36
Net Asset Value	$27.29
Premium/Discount to NAV	0.26%
Net Assets ($000)	$600,324

Total Returns
		Since
	One	Inception
(Inception 4/25/12)	Year	(Annualized)
Guggenheim BulletShares
2016 High Yield
Corporate Bond ETF
NAV	6.50%	8.65%
Market	6.53%	8.77%
BulletShares® USD
High Yield Corporate
Bond 2016 Index	5.65%	9.34%
Barclays U.S. Corporate
High Yield Index	7.90%	10.40%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.99 per share for share price returns or initial net asset value (NAV) of $24.99 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

Barclays U.S. Corporate High Yield Index measures the market for USD-denominated non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/ BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Oil & Gas	11.9%
Telecommunications	8.7%
Building Materials	5.4%
Auto Manufacturers	4.9%
Packaging & Containers	4.2%
Software	4.1%
Distribution & Wholesale	4.0%
Pipelines	4.0%
Retail	3.6%
Commercial Services	3.6%
Household Products & Housewares	3.1%
Media	3.0%
Electric	2.8%
Mining	2.5%
Pharmaceuticals	2.1%
Internet	2.1%
Iron & Steel	2.1%
Lodging	2.0%
Health Care Services	1.9%
Gas	1.9%
Food	1.8%
Real Estate	1.6%
Diversified Financial Services	1.4%
Real Estate Investment Trusts	1.4%
Banks	1.4%
Entertainment	1.2%
Miscellaneous Manufacturing	1.2%
Machinery - Diversified	1.0%
Shipbuilding	1.0%
Home Builders	1.0%
Environmental Control	0.9%
Apparel	0.8%
Beverages	0.8%
Coal	0.7%
Chemicals	0.7%
Auto Parts & Equipment	0.7%
Home Furnishings	0.5%
Semiconductors	0.5%
Leisure Time	0.5%
Cosmetics & Personal Care	0.3%
Computers	0.2%
Oil & Gas Services	0.2%
Forest Products & Paper	0.1%
Textiles	0.0%*
Total Corporate Bonds	97.8%
Investments of Collateral for Securities Loaned	1.7%
Total Investments	99.5%
Other Assets in excess of Liabilities	0.5%
Net Assets	100.0%
*Amount is less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 49

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	0.0%*
BB	46.8%
B	37.2%
CCC	14.5%
CC	0.0%*
NR	1.5%
* Amount is less than 0.1%.

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.55
Net Asset Value	$27.48
Premium/Discount to NAV	0.25%
Net Assets ($000)	$343,440

Total Returns
		Since
	One	Inception
(Inception 4/25/12)	Year	(Annualized)
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF
NAV	6.54%	9.16%
Market	6.87%	9.28%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2017 Index	7.32%	10.90%
Barclays U.S. Corporate High Yield Index	7.90%	10.40%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.94 per share for share price returns or initial net asset value (NAV) of $24.94 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Diversified Financial Services	11.3%
Oil & Gas	9.2%
Telecommunications	8.3%
Media	7.3%
Commercial Services	5.8%
Iron & Steel	5.5%
Retail	5.0%
Banks	4.6%
Machinery-Diversified	3.1%
Electric	2.9%
Lodging	2.8%
Pipelines	2.8%
Health Care Services	2.8%
Home Builders	2.5%
Household Products & Housewares	2.0%
Auto Parts & Equipment	1.9%
Building Materials	1.8%
Food	1.7%
Packaging & Containers	1.6%
Advertising	1.6%
Electrical Components & Equipment	1.4%
Transportation	1.1%
Miscellaneous Manufacturing	1.1%
Engineering & Construction	1.0%
Apparel	1.0%
Distribution & Wholesale	0.8%
Real Estate	0.8%
Entertainment	0.7%
Internet	0.7%
Leisure Time	0.7%
Beverages	0.6%
Computers	0.6%
Real Estate Investment Trusts	0.5%
Health Care Products	0.5%
Software	0.5%
Aerospace & Defense	0.4%
Mining	0.3%
Forest Products & Paper	0.3%
Semiconductors	0.2%
Metal Fabricate & Hardware	0.1%
Total Corporate Bonds	97.8%
Investments of Collateral for Securities Loaned	1.6%
Total Investments	99.4%
Other Assets in excess of Liabilities	0.6%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 51

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	0.3%
BB	51.8%
B	34.3%
CCC	13.6%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/ BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$27.38
Net Asset Value	$27.30
Premium/Discount to NAV	0.29%
Net Assets ($000)	$237,470

Total Returns
		Since
	One	Inception
(Inception 4/25/12)	Year	(Annualized)
Guggenheim BulletShares
2018 High Yield
Corporate Bond ETF
NAV	7.01%	9.29%
Market	7.06%	9.43%
NASDAQ BulletShares
USD High Yield
Corporate Bond 2018 Index	7.64%	10.75%
Barclays U.S. Corporate
High Yield Index	7.90%	10.40%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.97 per share for share price returns or initial net asset value (NAV) of $24.97 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Telecommunications	8.6%
Diversified Financial Services	6.2%
Chemicals	6.1%
Media	5.9%
Oil & Gas	5.7%
Health Care Services	5.2%
Iron & Steel	5.1%
Commercial Services	4.8%
Home Builders	3.5%
Retail	3.3%
Banks	3.2%
Coal	2.9%
Household Products & Housewares	2.6%
Electric	2.4%
Environmental Control	2.4%
Mining	2.3%
Building Materials	2.3%
Pipelines	2.3%
Metal Fabricate & Hardware	2.0%
Auto Manufacturers	1.6%
Airlines	1.6%
Health Care Products	1.6%
Semiconductors	1.5%
Auto Parts & Equipment	1.4%
Packaging & Containers	1.2%
Real Estate Investment Trusts	1.1%
Advertising	1.1%
Computers	1.1%
Machinery Diversified	1.1%
Miscellaneous Manufacturing	1.1%
Internet	0.9%
Lodging	0.9%
Entertainment	0.8%
Private Equity	0.7%
Trucking & Leasing	0.6%
Software	0.6%
Energy-Alternate Sources	0.4%
Engineering & Construction	0.4%
Food	0.4%
Forest Products & Paper	0.2%
Oil & Gas Services	0.2%
Pharmaceuticals	0.1%
Transportation	0.0%*
Total Corporate Bonds	97.4%
Common Stock	0.0%*
Preferred Stock	0.1%
Total Long-Term Investments	97.5%
Investments of Collateral for Securities Loaned	2.2%
Total Investments	99.7%
Other Assets in excess of Liabilities	0.3%
Net Assets	100.0%
* Less than 0.1%.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 53

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BBB	0.3%
BB	49.0%
B	35.3%
CCC	15.4%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/ BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed may be worth more or less than their original investment.

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.46
Net Asset Value	$26.40
Premium/Discount to NAV	0.23%
Net Assets ($000)	$50,156

Total Returns
Since
(Inception 9/24/13)	Inception
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF
NAV	7.80%
Market	8.04%
NASDAQ BulletShares® USD High Yield
Corporate Bond 2019 Index	6.95%
Barclays U.S. Corporate High Yield Index	7.95%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Oil & Gas	13.8%
Telecommunications	11.6%
Media	10.4%
Commercial Services	6.9%
Healthcare-Services	5.3%
Banks	4.4%
Miscellaneous Manufacturing	4.0%
Mining	3.1%
Home Builders	3.0%
Software	3.0%
Diversified Financial Services	3.0%
Computers	2.7%
Iron & Steel	2.2%
Pipelines	2.0%
Electronics	1.8%
Retail	1.8%
Lodging	1.7%
Transportation	1.5%
Entertainment	1.5%
Chemicals	1.5%
Auto Parts&Equipment	1.3%
Oil & Gas Services	1.1%
Holding Companies-Diversified	1.1%
Leisure Time	1.1%
Coal	1.1%
Packaging & Containers	0.9%
Semiconductors	0.8%
Storage & Warehousing	0.8%
Food	0.5%
Electrical Components & Equipment	0.5%
Building Materials	0.5%
Machinery-Diversified	0.4%
Pharmaceuticals	0.4%
Airlines	0.4%
Environmental Control	0.4%
Real Estate Investment Trusts	0.4%
Healthcare-Products	0.3%
Total Corporate Bonds	97.2%
Investments of Collateral for Securities Loaned	3.6%
Total Investments	100.8%
Liabilities in excess of Other Assets	-0.8%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 55

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BB	42.6%
B	42.2%
CCC	15.2%

Represents Standard & Poor’s rating as a percentage of corporate bonds. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. All are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Fund Statistics
Share Price	$26.49
Net Asset Value	$26.43
Premium/Discount to NAV	0.23%
Net Assets ($000)	$29,075

Total Returns
Since
(Inception 9/24/13)	Inception
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF
NAV	8.09%
Market	8.33%
NASDAQ BulletShares® USD High Yield Corporate
Bond 2020 Index	7.89%
Barclays U.S. Corporate High Yield Index	7.95%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.03 per share for share price returns or initial net asset value (NAV) of $25.03 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund utilizes a sampling approach from the underlying index universe. Therefore the Fund return may not correlate with the return of the underlying index.

The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating expense ratio of 0.42% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

% of
Portfolio Breakdown	Net Assets
Telecommunications	10.5%
Oil & Gas	10.0%
Health Care Services	8.1%
Media	6.5%
Diversified Financial Services	5.7%
Chemicals	5.7%
Pipelines	4.8%
Food	4.2%
Home Builders	4.2%
Software	3.6%
Healthcare-Products	3.6%
Commercial Services	3.5%
Household Products & Housewares	3.3%
Iron & Steel	2.2%
Pharmaceuticals	1.6%
Mining	1.6%
Building Materials	1.4%
Transportation	1.4%
Packaging & Containers	1.2%
Electric	1.2%
Banks	1.2%
Auto Parts & Equipment	1.2%
Lodging	1.1%
Oil & Gas Services	1.1%
Advertising	1.1%
Entertainment	0.9%
Miscellaneous Manufacturing	0.8%
Retail	0.8%
Engineering & Construction	0.8%
Forest Products & Paper	0.7%
Semiconductors	0.7%
Airlines	0.7%
Real Estate Investment Trusts	0.7%
Machinery - Diversified	0.4%
Insurance	0.4%
Machinery-Construction & Mining	0.4%
Internet	0.4%
Electrical Components & Equipment	0.4%
Aerospace & Defense	0.3%
Total Corporate Bonds	98.4%
Investments of Collateral for Securities Loaned	1.2%
Total Investments	99.6%
Other Assets in excess of Liabilities	0.4%
Net Assets	100.0%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 57

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

% of Corporate
Credit Quality	Bonds
BB	49.3%
B	45.1%
CCC	5.5%
NR	0.1%

Represents Standard & Poor’s rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of corporate bonds. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays U.S. Corporate High Yield Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging market debt. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

58 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF

Fund Statistics
Share Price	$50.27
Net Asset Value	$50.30
Premium/Discount to NAV	-0.06%
Net Assets ($000)	$709,258

Total Returns
		Three	Five	Since
Inception	One	Year	Year	Inception
(2/12/08)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim
Enhanced Short
Duration ETF
NAV	1.22%	1.14%	0.69%	0.82%
Market	1.10%	1.15%	0.68%	0.81%
Barclays
1-3 Month U.S.
Treasury Bill Index	0.03%	0.05%	0.08%	0.30%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.32%. In the Financial Highlights section of the Annual Report, the Fund’s annualized net operating expense ratio was 0.27%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.29%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.27%. Without this expense cap, actual returns would be lower.

% of
Portfolio Breakdown	Net Assets
Real Estate Investment Trusts	6.5%
Diversified Financial Services	4.0%
Healthcare Products	2.3%
Insurance	2.2%
Banking	2.2%
Electric	2.2%
Media	1.8%
Metals & Mining	1.4%
Financial Services	1.3%
Office & Business Equipment	0.9%
Healthcare Facilities	0.9%
Exploration & Production	0.7%
Auto Manufacturers	0.6%
Trucking & Leasing	0.4%
Housewares	0.3%
Software & Services	0.3%
Real Estate	0.1%
Food & Beverage	0.1%
Consumer Financials	0.1%
Total Corporate Bonds	28.3%
Commercial Paper	29.4%
Repurchase agreements	21.0%
Exchange Traded Funds	12.9%
Asset Backed Securities	8.4%
Term Loans	3.9%
Municipal Bonds	2.4%
Money Market	1.8%
Collateralized Mortgage Obligations	1.7%
Total Investments	109.8%
Liabilities in excess of Other Assets	-9.8%
Net Assets	100.0%

% of Total
Credit Quality	Investments
AAA	20.1%
AA	4.2%
A	37.0%
BBB	20.8%
BB	1.2%
B	2.5%
CCC	0.3%
D	0.4%
Not Rated	0.2%
Exchange Traded Funds	11.7%
Money Market Fund	1.6%

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 59

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Represents Standard & Poor’s Rating Group rating as a percentage of total investments. For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. or Fitch Ratings is provided. Credit quality, as rated by Standard & Poor’s, Moody’s or Fitch, is an assessment of the credit worthiness of an issuer of a security. Credit ratings shown are ordered from highest to lowest, are related to the underlying bonds and not the Fund or its value, and are subject to change. Bonds rated BBB and above are considered investment grade and those rated below BBB are considered non-investment grade.

Portfolio breakdown is shown as a percentage of net assets. Credit quality is shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Barclays 1-3 Month U.S. Treasury Bill Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Barclays U.S. 1-3 Month U.S. Treasury Bills Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. It is not possible to invest directly in the Barclays 1-3 Month U.S. Treasury Bill Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and fund shares, when redeemed, may be worth more or less than their original investment.

60 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Fund Statistics
Share Price	$14.08
Net Asset Value	$14.01
Premium/Discount to NAV	0.50%
Net Assets ($000)	$99,774

Total Returns
		Three	Five	Since
Inception	One	Year	Year	Inception
(6/25/07)	Year	(Annualized)	(Annualized)	(Annualized)
Guggenheim S&P Global
Dividend Opportunities
Index ETF
NAV	14.89%	2.07%	10.46%	-2.17%
Market	15.88%	1.91%	11.16%	-2.11%
Benchmarks By Design
High Income Index/
S&P Global Dividend
Opportunities Index	14.84%	1.91%	10.37%	-1.61%1
MSCI World Index	18.87%	10.56%	14.46%	3.24%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.17%. In the Financial Highlights section of this Annual Report, the Fund’s annualized net operating expense ratio was determined to be 0.66% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2016 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60%. Without this expense cap, actual returns would be lower.

1 The benchmark return reflects the blended return of the Benchmarks By Design High Income Index from 6/25/07 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 5/31/14.

% of
Portfolio Breakdown	Net Assets
Financial	24.4%
Communications	20.1%
Utilities	14.1%
Energy	12.7%
Industrial	9.2%
Consumer, Non-cyclical	7.3%
Basic Materials	5.6%
Consumer, Cyclical	3.7%
Technology	2.6%
Total Common Stocks and Preferred Stocks	99.7%
Exchange Traded Fund	0.0%*
Investments of Collateral for Securities Loaned	10.4%
Total Investments	110.1%
Liabilities in excess of Other Assets	-10.1%
Net Assets	100.0%
* Less than 0.1%.

% of Long-Term
Top Ten Holdings	Investments
ProSiebenSat.1 Media AG	2.7%
OZ Minerals Ltd.	2.4%
Penn West Petroleum Ltd.	2.3%
Bezeq The Israeli Telecom Co.	2.2%
Metcash Ltd.	2.2%
Vector Group Ltd.	2.1%
Monadelphous Group Ltd.	2.1%
Belgacom SA	2.1%
DUET Group	1.9%
Ferrovial SA	1.8%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit guggenheiminvestments.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 61

FUND SUMMARY & PERFORMANCE (Unaudited) continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

OVERVIEW OF FUND EXPENSES (Unaudited)	May 31, 2014

As a shareholder of Guggenheim BulletShares 2014 Corporate Bond ETF; Guggenheim BulletShares 2015 Corporate Bond ETF; Guggenheim BulletShares 2016 Corporate Bond ETF; Guggenheim BulletShares 2017 Corporate Bond ETF; Guggenheim BulletShares 2018 Corporate Bond ETF; Guggenheim BulletShares 2019 Corporate Bond ETF; Guggenheim BulletShares 2020 Corporate Bond ETF; Guggenheim BulletShares 2021 Corporate Bond ETF; Guggenheim BulletShares 2022 Corporate Bond ETF; Guggenheim BulletShares 2014 High Yield Corporate Bond ETF; Guggenheim BulletShares 2015 High Yield Corporate Bond ETF; Guggenheim BulletShares 2016 High Yield Corporate Bond ETF; Guggenheim BulletShares 2017 High Yield Corporate Bond ETF; Guggenheim BulletShares 2018 High Yield Corporate Bond ETF; Guggenheim BulletShares 2019 High Yield Corporate Bond ETF; Guggenheim BulletShares 2020 High Yield Corporate Bond ETF; Guggenheim Enhanced Short Duration ETF; or Guggenheim S&P Global Dividend Opportunities Index ETF; you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended May 31, 2014.

Actual Expense
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	12/1/13	5/31/14	5/31/14	12/1/13- 5/31/14
Guggenheim BulletShares 2014 Corporate Bond ETF
Actual	$1,000.00	$1,001.84	0.25%	$1.25
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2015 Corporate Bond ETF
Actual	1,000.00	1,005.30	0.25%	1.25
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2016 Corporate Bond ETF
Actual	1,000.00	1,008.92	0.25%	1.25
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2017 Corporate Bond ETF
Actual	1,000.00	1,015.45	0.25%	1.26
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2018 Corporate Bond ETF
Actual	1,000.00	1,019.75	0.25%	1.26
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2019 Corporate Bond ETF
Actual	1,000.00	1,028.19	0.25%	1.26
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2020 Corporate Bond ETF
Actual	1,000.00	1,043.14	0.25%	1.27
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 63

OVERVIEW OF FUND EXPENSES (Unaudited) continued	May 31, 2014

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio for the Period Ended	Expenses Paid During Period1
	12/1/13	5/31/14	5/31/14	12/1/13- 5/31/14
Guggenheim BulletShares 2021 Corporate Bond ETF
Actual	$1,000.00	$1,057.47	0.25%	$1.28
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2022 Corporate Bond ETF
Actual	1,000.00	1,062.05	0.25%	1.29
Hypothetical (5% annual return before expenses)	1,000.00	1,023.68	0.25%	1.26
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Actual	1,000.00	1,015.03	0.44%	2.21
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	0.44%	2.22
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Actual	1,000.00	1,023.77	0.44%	2.22
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	0.44%	2.22
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Actual	1,000.00	1,031.13	0.44%	2.23
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	0.44%	2.22
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Actual	1,000.00	1,035.72	0.44%	2.23
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	0.44%	2.22
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Actual	1,000.00	1,035.98	0.44%	2.23
Hypothetical (5% annual return before expenses)	1,000.00	1,022.74	0.44%	2.22
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Actual	1,000.00	1,046.39	0.42%	2.14
Hypothetical (5% annual return before expenses)	1,000.00	1,022.84	0.42%	2.12
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Actual	1,000.00	1,051.68	0.43%	2.20
Hypothetical (5% annual return before expenses)	1,000.00	1,022.79	0.43%	2.17
Guggenheim Enhanced Short Duration ETF2
Actual	1,000.00	1,006.35	0.27%	1.35
Hypothetical (5% annual return before expenses)	1,000.00	1,023.59	0.27%	1.36
Guggenheim S&P Global Dividend Opportunities Index ETF2
Actual	1,000.00	1,090.02	0.67%	3.49
Hypothetical (5% annual return before expenses)	1,000.00	1,021.59	0.67%	3.38

1
Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended May 31, 2014. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value over the period; then multiplying that result by 182/365.

2	The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at guggenheiminvestments.com.

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 96.7%
	Advertising – 1.2%
$4,600,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	$4,695,514
114,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	125,551
						4,821,065

	Aerospace & Defense – 0.8%
3,314,000	Boeing Capital Corp.	A	3.250%	10/27/2014	N/A	3,352,916

	Auto Manufacturers – 1.2%
4,756,000	Toyota Motor Credit Corp., Series GMTN	AA–	1.250%	11/17/2014	N/A	4,777,997

	Banks – 32.9%
474,000	Bank of America Corp.	A–	5.375%	06/15/2014	N/A	474,702
10,624,000	Bank of America Corp., Series MTN	A–	5.450%	07/15/2014	N/A	10,687,967
1,209,000	Bank of America Corp.(a)	A–	5.125%	11/15/2014	N/A	1,234,424
1,311,000	Bank of New York Mellon Corp., Series MTN	A+	1.700%	11/24/2014	10/25/14 @ 100	1,318,622
7,450,000	Barclays Bank PLC (United Kingdom)	A	5.200%	07/10/2014	N/A	7,485,820
1,522,000	Capital One Financial Corp.	BBB	2.125%	07/15/2014	N/A	1,525,213
5,748,000	Citigroup, Inc.	A–	6.375%	08/12/2014	N/A	5,812,481
11,912,000	Citigroup, Inc.	BBB+	5.000%	09/15/2014	N/A	12,059,161
4,067,000	Citigroup, Inc., Series MTN	A–	5.500%	10/15/2014	N/A	4,139,653
3,545,000	Deutsche Bank AG (Germany)	A	3.875%	08/18/2014	N/A	3,571,669
8,184,000	Goldman Sachs Group, Inc.	A–	5.000%	10/01/2014	N/A	8,306,228
8,225,000	Goldman Sachs Group, Inc.	A–	5.500%	11/15/2014	N/A	8,417,004
888,000	Goldman Sachs Group, Inc.	A–	6.150%	04/01/2018	N/A	1,022,234
5,512,000	JPMorgan Chase & Co.	A	4.650%	06/01/2014	N/A	5,512,000
8,715,000	JPMorgan Chase & Co.	A–	5.125%	09/15/2014	N/A	8,828,844
1,350,000	KeyBank NA, Series BKNT	BBB+	5.800%	07/01/2014	N/A	1,355,679
474,000	Morgan Stanley	A–	2.875%	07/28/2014	N/A	475,816
11,045,000	Morgan Stanley	A–	4.200%	11/20/2014	N/A	11,243,832
867,000	Regions Financial Corp.	BBB–	7.750%	11/10/2014	N/A	893,135
8,373,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.450%	10/30/2014	N/A	8,415,166
524,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.000%	10/01/2014	N/A	531,075
2,310,000	Toronto-Dominion Bank (Canada)	AA–	1.375%	07/14/2014	N/A	2,313,276
2,858,000	US Bancorp, Series MTN	A+	2.875%	11/20/2014	N/A	2,894,219
2,950,000	US Bank NA, Series BKNT	A+	4.950%	10/30/2014	N/A	3,007,555
6,166,000	Wachovia Corp.	A	5.250%	08/01/2014	N/A	6,214,046
9,000,000	Wells Fargo & Co., Series GMTN	A+	3.750%	10/01/2014	N/A	9,105,309
2,308,000	Wells Fargo & Co.	A	5.000%	11/15/2014	N/A	2,355,402
4,882,000	Wells Fargo Bank NA, Series BKNT	A+	4.800%	11/01/2014	N/A	4,971,814
444,000	Zions Bancorporation(a)	BBB–	7.750%	09/23/2014	N/A	452,788
						134,625,134

	Beverages – 3.3%
5,482,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.500%	07/14/2014	N/A	5,490,810
6,056,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	11/15/2014	N/A	6,190,940
1,730,000	PepsiCo, Inc.	A–	0.800%	08/25/2014	N/A	1,732,126
						13,413,876

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 65

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Biotechnology – 4.7%
$7,020,000	Amgen, Inc.	A	1.875%	11/15/2014	N/A	$7,067,378
6,800,000	Amgen, Inc.	A	4.850%	11/18/2014	N/A	6,939,692
5,369,000	Gilead Sciences, Inc.	A–	2.400%	12/01/2014	N/A	5,423,206
						19,430,276

	Chemicals – 1.7%
3,744,000	Ecolab, Inc.	BBB+	2.375%	12/08/2014	N/A	3,783,780
3,106,000	Sherwin-Williams Co.	A–	3.125%	12/15/2014	N/A	3,152,429
						6,936,209

	Computers – 3.2%
4,114,000	Hewlett-Packard Co.	BBB+	4.750%	06/02/2014	N/A	4,114,000
2,444,000	Hewlett-Packard Co.	BBB+	2.625%	12/09/2014	N/A	2,471,850
6,344,000	International Business Machines Corp.	AA–	0.875%	10/31/2014	N/A	6,362,816
						12,948,666

	Cosmetics & Personal Care – 1.9%
4,066,000	Procter & Gamble Co.	AA–	0.700%	08/15/2014	N/A	4,071,347
3,860,000	Procter & Gamble Co.	AA–	4.950%	08/15/2014	N/A	3,897,036
						7,968,383

	Diversified Financial Services – 13.0%
6,991,000	American Express Credit Corp., Series MTN	A–	5.125%	08/25/2014	N/A	7,068,369
9,271,000	Bear Stearns Cos., LLC	A	5.700%	11/15/2014	N/A	9,492,688
5,158,000	BlackRock, Inc.	AA–	3.500%	12/10/2014	N/A	5,244,108
3,339,000	Ford Motor Credit Co., LLC	BBB–	8.000%	06/01/2014	N/A	3,339,000
5,300,000	Ford Motor Credit Co., LLC	BBB–	8.700%	10/01/2014	N/A	5,440,169
1,311,000	General Electric Capital Corp., Series MTN	AA+	5.500%	06/04/2014	N/A	1,311,000
1,587,000	General Electric Capital Corp., Series MTN	AA+	5.650%	06/09/2014	N/A	1,588,239
8,211,000	General Electric Capital Corp., Series MTNA	AA+	4.750%	09/15/2014	N/A	8,315,789
5,802,000	General Electric Capital Corp., Series A	AA+	3.750%	11/14/2014	N/A	5,892,581
2,728,000	International Lease Finance Corp., Series MTN	BB+	5.650%	06/01/2014	N/A	2,728,000
2,930,000	TD Ameritrade Holding Corp.	A	4.150%	12/01/2014	N/A	2,984,542
						53,404,485

	Electric – 1.2%
3,565,000	Duke Energy Corp.	BBB	3.950%	09/15/2014	N/A	3,601,613
1,480,000	NiSource Finance Corp.	BBB–	5.400%	07/15/2014	N/A	1,488,387
						5,090,000

	Electronics – 0.9%
3,732,000	Amphenol Corp.	BBB+	4.750%	11/15/2014	N/A	3,803,382

	Gas – 0.6%
2,205,000	Atmos Energy Corp.	A–	4.950%	10/15/2014	N/A	2,241,482

	Health Care Services – 0.6%
2,464,000	WellPoint, Inc.	A–	5.000%	12/15/2014	N/A	2,526,108

	Insurance – 4.5%
1,180,000	ACE INA Holdings, Inc.	A+	5.875%	06/15/2014	N/A	1,182,008
1,613,000	Allstate Corp.	A–	5.000%	08/15/2014	N/A	1,628,214
2,427,000	CNA Financial Corp.	BBB	5.850%	12/15/2014	N/A	2,497,784
1,769,000	Genworth Holdings, Inc.	BBB–	5.750%	06/15/2014	N/A	1,771,945

See notes to financial statements.
66 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance continued
$6,240,000	Prudential Financial, Inc., Series MTNB	A	5.100%	09/20/2014	N/A	$6,328,146
5,010,000	XLIT Ltd. (Cayman Islands)	A–	5.250%	09/15/2014	N/A	5,077,234
						18,485,331

	Machinery-Diversified – 1.1%
4,570,000	John Deere Capital Corp., Series MTN	A	1.250%	12/02/2014	N/A	4,594,838

	Media – 2.7%
5,889,000	21st Century Fox America, Inc.	BBB+	5.300%	12/15/2014	N/A	6,044,876
1,075,000	COX Communications, Inc.	BBB	5.450%	12/15/2014	N/A	1,103,140
4,090,000	Walt Disney Co., Series E	A	0.875%	12/01/2014	N/A	4,103,702
						11,251,718

	Oil & Gas – 3.9%
2,681,000	BP Capital Markets PLC (United Kingdom)	A	1.700%	12/05/2014	N/A	2,699,153
3,697,000	Canadian Natural Resources Ltd. (Canada)	BBB+	1.450%	11/14/2014	N/A	3,713,078
2,967,000	Husky Energy, Inc. (Canada)	BBB+	5.900%	06/15/2014	N/A	2,971,967
5,601,000	Petrohawk Energy Corp.	BBB+	7.250%	08/15/2018	08/15/14 @ 104	5,895,053
494,000	Statoil ASA (Norway)	AA–	2.900%	10/15/2014	N/A	498,817
						15,778,068

	Pharmaceuticals – 4.6%
2,490,000	AstraZeneca PLC (United Kingdom)	AA–	5.400%	06/01/2014	N/A	2,490,000
3,226,000	Express Scripts Holding Co.	BBB+	2.750%	11/21/2014	N/A	3,260,279
2,710,000	Mead Johnson Nutrition Co.	BBB	3.500%	11/01/2014	N/A	2,744,761
3,874,000	Sanofi (France)	AA	1.200%	09/30/2014	N/A	3,885,909
6,180,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BBB–	7.750%	09/15/2018	09/15/14 @ 104	6,543,075
						18,924,024

	Pipelines – 1.5%
4,662,000	Enterprise Products Operating, LLC, Series G	BBB+	5.600%	10/15/2014	N/A	4,750,503
1,413,000	Kinder Morgan Energy Partners, LP	BBB	5.125%	11/15/2014	N/A	1,441,811
						6,192,314

	Real Estate Investment Trusts – 0.3%
1,248,000	ERP Operating, LP	BBB+	5.250%	09/15/2014	N/A	1,264,541

	Retail – 0.7%
2,576,000	CVS Caremark Corp.	BBB+	4.875%	09/15/2014	N/A	2,607,512
50,000	Macy’s Retail Holdings, Inc.	BBB+	5.750%	07/15/2014	N/A	50,307
						2,657,819

	Software – 2.8%
181,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	186,045
4,515,000	Microsoft Corp.	AAA	2.950%	06/01/2014	N/A	4,515,000
6,533,000	Oracle Corp.	A+	3.750%	07/08/2014	N/A	6,556,558
						11,257,603

	Telecommunications – 7.4%
6,776,000	AT&T, Inc.	A–	5.100%	09/15/2014	N/A	6,867,029
9,538,000	BellSouth Corp.	A–	5.200%	09/15/2014	N/A	9,666,343
2,620,000	Cisco Systems, Inc.	AA–	2.900%	11/17/2014	N/A	2,652,441
2,100,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.875%	07/08/2014	N/A	2,108,994
1,105,000	Qwest Corp.	BBB–	7.500%	10/01/2014	N/A	1,128,287
2,454,000	Telecom Italia Capital SA (Luxembourg)	BB+	6.175%	06/18/2014	N/A	2,456,945

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 67

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$2,727,000	Telecom Italia Capital SA (Luxembourg)	BB+	4.950%	09/30/2014	N/A	$2,764,360
2,848,000	Verizon Communications, Inc.	BBB+	1.250%	11/03/2014	N/A	2,858,896
						30,503,295

	Total Corporate Bonds – 96.7%
	(Cost $395,899,725)					396,249,530

	US Treasury Securities – 5.6%
23,000,000	U.S. Treasury Bill(b)
	(Cost $22,998,440)	NR	0.000%	08/21/2014	N/A	22,998,528

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.0%***
104,830	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $104,830)					$104,830

	Total Investments – 102.3%
	(Cost $419,002,995)					419,352,888
	Liabilities in excess of Other Assets – (2.3%)					(9,530,495)
	Net Assets – 100.0%					$409,822,393

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	Zero coupon bond.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $102,275 and the total market value of the collateral held by the Fund was $104,830.

(d)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
68 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	84.3%
United Kingdom	4.5%
Canada	4.4%
Puerto Rico	1.7%
Luxembourg	1.3%
Cayman Islands	1.3%
France	1.0%
Germany	0.9%
Netherlands	0.5%
Norway	0.1%
Subject to change daily

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 69

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 99.0%
	Corporate Bonds – 99.0%
	Aerospace & Defense – 0.7%
$1,465,000	Boeing Co.	A	3.500%	02/15/2015	N/A	$1,498,216
900,000	General Dynamics Corp.	A	1.375%	01/15/2015	N/A	906,245
1,712,000	United Technologies Corp.	A	4.875%	05/01/2015	N/A	1,784,063
						4,188,524

	Agriculture – 0.3%
1,900,000	Altria Group, Inc.	BBB+	4.125%	09/11/2015	N/A	1,987,953
	Auto Manufacturers – 1.4%
2,600,000	Toyota Motor Credit Corp., Series MTN	AA–	1.000%	02/17/2015	N/A	2,614,393
2,425,000	Toyota Motor Credit Corp., Series MTN	AA–	3.200%	06/17/2015	N/A	2,497,132
2,800,000	Toyota Motor Credit Corp.	AA–	0.875%	07/17/2015	N/A	2,819,513
						7,931,038

	Banks – 37.1%
1,000,000	American Express Centurion Bank	A–	0.875%	11/13/2015	N/A	1,005,624
3,713,000	Bank of America Corp., Series MTNC	A–	5.000%	01/15/2015	N/A	3,815,857
5,680,000	Bank of America Corp.	A–	4.500%	04/01/2015	N/A	5,863,282
2,275,000	Bank of America Corp.	A–	4.750%	08/01/2015	N/A	2,383,449
3,600,000	Bank of America Corp.	A–	3.700%	09/01/2015	N/A	3,733,574
1,100,000	Bank of America Corp., Series MTNB	A–	5.300%	09/30/2015	N/A	1,165,820
3,500,000	Bank of America Corp.	A–	1.500%	10/09/2015	N/A	3,537,800
500,000	Bank of America Corp.	BBB+	5.250%	12/01/2015	N/A	530,055
1,765,000	Bank of Montreal, Series MTN (Canada)	A+	0.800%	11/06/2015	N/A	1,774,925
1,700,000	Bank of New York Mellon Corp., Series MTN	A+	3.100%	01/15/2015	N/A	1,729,349
1,400,000	Bank of New York Mellon Corp., Series MTN	A+	1.200%	02/20/2015	01/20/15 @ 100	1,407,829
300,000	Bank of New York Mellon Corp., Series MTNG	A	4.950%	03/15/2015	N/A	310,781
1,695,000	Bank of New York Mellon Corp., Series 001	A+	2.950%	06/18/2015	N/A	1,741,323
1,160,000	Bank of New York Mellon Corp.	A+	0.700%	10/23/2015	09/23/15 @ 100	1,164,472
1,100,000	Bank of Nova Scotia (Canada)	A+	1.850%	01/12/2015	N/A	1,110,723
4,833,000	Bank of Nova Scotia (Canada)	A+	3.400%	01/22/2015	N/A	4,928,805
1,900,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/07/2015	N/A	1,943,632
3,500,000	Bank of Nova Scotia (Canada)	A+	0.750%	10/09/2015	N/A	3,516,296
2,500,000	Barclays Bank PLC (United Kingdom)	A	2.750%	02/23/2015	N/A	2,542,435
1,800,000	Barclays Bank PLC (United Kingdom)	A	3.900%	04/07/2015	N/A	1,852,441
1,647,000	BB&T Corp.	BBB+	5.200%	12/23/2015	N/A	1,759,050
4,750,000	BBVA US Senior SAU (Spain)	BBB	4.664%	10/09/2015	N/A	4,986,004
147,000	BNP Paribas SA, Series MTN (France)(a)	A+	2.985%	12/20/2014	N/A	149,116
5,284,000	BNP Paribas SA, Series 0212 (France)	A+	3.250%	03/11/2015	N/A	5,399,883
3,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	0.900%	10/01/2015	N/A	3,021,270
3,473,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.350%	12/11/2015	N/A	3,577,468
3,000,000	Capital One Financial Corp.	BBB	2.150%	03/23/2015	N/A	3,041,640
1,000,000	Capital One Financial Corp.	BBB	1.000%	11/06/2015	N/A	1,004,761
2,700,000	Citigroup, Inc.	A–	6.010%	01/15/2015	N/A	2,790,982
1,635,000	Citigroup, Inc.(b)	A–	2.650%	03/02/2015	N/A	1,660,552
1,750,000	Citigroup, Inc.	BBB+	4.875%	05/07/2015	N/A	1,816,790
3,588,000	Citigroup, Inc.	A–	4.750%	05/19/2015	N/A	3,728,675

See notes to financial statements.
70 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$960,000	Citigroup, Inc.	A–	4.700%	05/29/2015	N/A	$998,743
2,250,000	Citigroup, Inc.	A–	2.250%	08/07/2015	N/A	2,291,715
3,500,000	Citigroup, Inc.	A–	4.587%	12/15/2015	N/A	3,703,262
2,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	2.125%	10/13/2015	N/A	2,354,540
4,050,000	Credit Suisse New York, Series MTN (Switzerland)	A	3.500%	03/23/2015	N/A	4,148,504
2,957,000	Deutsche Bank AG (Germany)	A	3.450%	03/30/2015	N/A	3,031,120
1,000,000	Deutsche Bank Financial, LLC, Series MTN	BBB	5.375%	03/02/2015	N/A	1,034,669
700,000	Dresdner Bank AG (Germany)	BB+	7.250%	09/15/2015	N/A	746,479
500,000	Fifth Third Bank, Series BKNT	BBB+	4.750%	02/01/2015	N/A	513,897
890,000	First Horizon National Corp.	BB+	5.375%	12/15/2015	N/A	944,598
3,710,000	Goldman Sachs Group, Inc.	A–	5.125%	01/15/2015	N/A	3,815,809
5,250,000	Goldman Sachs Group, Inc.	A–	3.300%	05/03/2015	N/A	5,380,195
5,550,000	Goldman Sachs Group, Inc., Series GMTN	A–	3.700%	08/01/2015	N/A	5,740,853
3,500,000	Goldman Sachs Group, Inc., Series MTN	A–	1.600%	11/23/2015	N/A	3,542,721
4,185,000	HSBC USA, Inc.	A+	2.375%	02/13/2015	N/A	4,244,858
5,136,000	JPMorgan Chase & Co.	A	3.700%	01/20/2015	N/A	5,242,675
2,480,000	JPMorgan Chase & Co.	A	4.750%	03/01/2015	N/A	2,558,090
2,200,000	JPMorgan Chase & Co., Series MTN	A	1.875%	03/20/2015	N/A	2,225,188
1,900,000	JPMorgan Chase & Co.	A–	5.250%	05/01/2015	N/A	1,979,270
3,870,000	JPMorgan Chase & Co.	A	3.400%	06/24/2015	N/A	3,985,009
2,680,000	JPMorgan Chase & Co.	A–	5.150%	10/01/2015	N/A	2,834,306
4,000,000	JPMorgan Chase & Co., Series GMTN	A	1.100%	10/15/2015	N/A	4,025,320
1,500,000	KeyCorp, Series MTN	BBB+	3.750%	08/13/2015	N/A	1,554,495
3,000,000	Morgan Stanley, Series GMTN	A–	4.100%	01/26/2015	N/A	3,066,792
5,064,000	Morgan Stanley, Series MTN	A–	6.000%	04/28/2015	N/A	5,308,910
2,702,000	Morgan Stanley, Series GMTN	A–	4.000%	07/24/2015	N/A	2,802,858
4,400,000	Morgan Stanley	A–	5.375%	10/15/2015	N/A	4,678,502
2,600,000	Morgan Stanley	A–	3.450%	11/02/2015	N/A	2,704,967
2,000,000	National Bank of Canada (Canada)	A	1.500%	06/26/2015	N/A	2,025,684
1,950,000	PNC Funding Corp.	A–	3.625%	02/08/2015	N/A	1,993,421
973,000	PNC Funding Corp.	A–	4.250%	09/21/2015	N/A	1,019,685
1,165,000	PNC Funding Corp.	BBB+	5.250%	11/15/2015	N/A	1,240,087
720,000	Regions Financial Corp.	BBB–	5.750%	06/15/2015	N/A	755,492
2,200,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.150%	03/13/2015	N/A	2,215,387
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA–	0.800%	10/30/2015	N/A	1,508,758
3,000,000	Royal Bank of Canada (Canada)	Aaa	0.625%	12/04/2015	N/A	3,010,398
2,600,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.625%	12/15/2015	N/A	2,686,845
4,200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB+	2.550%	09/18/2015	N/A	4,291,140
1,600,000	Royal Bank of Scotland PLC (United Kingdom)	A–	4.875%	03/16/2015	N/A	1,651,858
1,711,000	Royal Bank of Scotland PLC (United Kingdom)	A–	3.950%	09/21/2015	N/A	1,776,935
1,600,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.350%	07/18/2015	N/A	1,616,045
2,111,000	UBS AG, Series BKNT (Switzerland)	A	3.875%	01/15/2015	N/A	2,157,647
800,000	US Bancorp, Series MTN	A+	3.150%	03/04/2015	N/A	817,588
1,510,000	US Bancorp, Series MTN	A+	2.450%	07/27/2015	N/A	1,544,987
942,000	US Bank NA, Series BKNT	A+	4.800%	04/15/2015	N/A	979,007
4,605,000	Wells Fargo & Co., Series MTN	A+	1.250%	02/13/2015	N/A	4,636,121

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 71

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$3,610,000	Wells Fargo & Co.	A+	3.625%	04/15/2015	N/A	$3,714,878
3,700,000	Wells Fargo & Co.	A+	1.500%	07/01/2015	N/A	3,743,889
1,500,000	Wells Fargo Bank NA, Series BKNT	A+	4.875%	02/01/2015	N/A	1,545,570
1,250,000	Wells Fargo Bank NA, Series AI	A+	4.750%	02/09/2015	N/A	1,287,042
1,900,000	Wells Fargo Bank NA	AA–	0.750%	07/20/2015	N/A	1,909,983
200,000	Wells Fargo Bank NA, Series BKNT	A+	5.000%	08/15/2015	N/A	210,250
						212,791,705

	Beverages – 3.5%
3,230,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.125%	01/15/2015	N/A	3,304,839
1,750,000	Anheuser-Busch InBev Worldwide, Inc.	A	3.625%	04/15/2015	N/A	1,800,886
3,151,000	Anheuser-Busch InBev Worldwide, Inc.	A	0.800%	07/15/2015	N/A	3,164,184
1,500,000	Coca-Cola Co.	AA	0.750%	03/13/2015	N/A	1,507,049
2,500,000	Coca-Cola Co.	AA	1.500%	11/15/2015	N/A	2,541,720
1,000,000	Diageo Finance BV (Netherlands)	A–	3.250%	01/15/2015	N/A	1,018,040
1,190,000	Diageo Finance BV (Netherlands)	A–	5.300%	10/28/2015	N/A	1,271,441
1,200,000	PepsiCo, Inc.	A–	3.100%	01/15/2015	N/A	1,220,642
1,660,000	PepsiCo, Inc.	A–	0.750%	03/05/2015	N/A	1,667,201
2,350,000	PepsiCo, Inc.	A–	0.700%	08/13/2015	N/A	2,360,526
						19,856,528

	Biotechnology – 0.8%
910,000	Celgene Corp.	BBB+	2.450%	10/15/2015	N/A	930,409
2,305,000	Genentech, Inc.	AA	4.750%	07/15/2015	N/A	2,418,095
1,100,000	Genzyme Corp.	AA	3.625%	06/15/2015	N/A	1,137,686
						4,486,190

	Building Materials – 0.0%***
200,000	Masco Corp.	BBB–	4.800%	06/15/2015	N/A	208,500

	Chemicals – 0.8%
950,000	Ecolab, Inc.	BBB+	1.000%	08/09/2015	N/A	955,325
2,180,000	EI du Pont de Nemours & Co.	A	3.250%	01/15/2015	N/A	2,220,592
680,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.750%	09/30/2015	N/A	709,149
540,000	Praxair, Inc.	A	4.625%	03/30/2015	N/A	559,331
						4,444,397

	Computers – 1.9%
1,600,000	Hewlett-Packard Co.	BBB+	2.350%	03/15/2015	N/A	1,623,112
2,320,000	Hewlett-Packard Co.	BBB+	2.125%	09/13/2015	N/A	2,364,175
1,650,000	Hewlett-Packard Co.	BBB+	2.200%	12/01/2015	N/A	1,690,313
2,900,000	International Business Machines Corp.	AA–	0.550%	02/06/2015	N/A	2,906,365
2,300,000	International Business Machines Corp.	AA–	0.750%	05/11/2015	N/A	2,310,033
						10,893,998

	Cosmetics & Personal Care – 1.1%
1,900,000	Procter & Gamble Co.	AA–	3.500%	02/15/2015	N/A	1,943,079
500,000	Procter & Gamble Co.	AA–	3.150%	09/01/2015	N/A	517,944
2,200,000	Procter & Gamble Co.	AA–	1.800%	11/15/2015	N/A	2,245,267
1,300,000	Procter & Gamble Co.	AA–	4.850%	12/15/2015	N/A	1,388,534
						6,094,824
See notes to financial statements.
72 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services – 12.7%
$3,750,000	American Express Credit Corp., Series MTN	A–	1.750%	06/12/2015	N/A	$3,803,861
3,450,000	American Express Credit Corp., Series MTN	A–	2.750%	09/15/2015	N/A	3,550,609
2,000,000	American Honda Finance Corp., Series REGS	A+	1.000%	08/11/2015	N/A	2,015,062
1,300,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	1,393,608
2,100,000	Bear Stearns Cos., LLC	A	5.300%	10/30/2015	N/A	2,236,607
1,000,000	BlackRock, Inc.	AA–	1.375%	06/01/2015	N/A	1,010,554
3,858,000	Credit Suisse USA, Inc.	A	4.875%	01/15/2015	N/A	3,963,659
4,173,000	Credit Suisse USA, Inc.	A	5.125%	08/15/2015	N/A	4,399,794
2,350,000	Ford Motor Credit Co., LLC	BBB–	3.875%	01/15/2015	N/A	2,398,029
3,500,000	Ford Motor Credit Co., LLC	BBB–	7.000%	04/15/2015	N/A	3,694,268
2,450,000	Ford Motor Credit Co., LLC	BBB–	2.750%	05/15/2015	N/A	2,499,708
2,100,000	Ford Motor Credit Co., LLC	BBB–	12.000%	05/15/2015	N/A	2,325,668
2,000,000	Ford Motor Credit Co., LLC	BBB–	5.625%	09/15/2015	N/A	2,125,248
4,100,000	General Electric Capital Corp.	AA+	2.150%	01/09/2015	N/A	4,146,949
2,180,000	General Electric Capital Corp., Series MTN	AA+	4.875%	03/04/2015	N/A	2,254,938
2,200,000	General Electric Capital Corp., Series MTN	AA+	3.500%	06/29/2015	N/A	2,274,226
800,000	General Electric Capital Corp., Series MTN	AA+	2.375%	06/30/2015	N/A	817,208
4,113,000	General Electric Capital Corp.	AA+	1.625%	07/02/2015	N/A	4,163,870
888,000	General Electric Capital Corp., Series GMTN	AA+	4.375%	09/21/2015	N/A	933,347
4,100,000	General Electric Capital Corp.	AA+	2.250%	11/09/2015	N/A	4,207,309
2,000,000	General Electric Capital Corp.	AA+	1.000%	12/11/2015	N/A	2,018,372
1,000,000	HSBC Finance Corp.	A	5.250%	04/15/2015	N/A	1,040,819
3,370,000	HSBC Finance Corp.	A	5.000%	06/30/2015	N/A	3,525,552
1,600,000	International Lease Finance Corp.	BB+	4.875%	04/01/2015	N/A	1,648,000
2,850,000	International Lease Finance Corp.	BB+	8.625%	09/15/2015	N/A	3,113,910
1,050,000	Jefferies Group, LLC	BBB	3.875%	11/09/2015	N/A	1,093,251
2,356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.000%	03/04/2015	N/A	2,431,533
874,000	ORIX Corp. (Japan)(b)	A–	4.710%	04/27/2015	N/A	905,262
984,000	SLM Corp., Series MTNA	BB	5.000%	04/15/2015	N/A	1,017,210
1,500,000	SLM Corp., Series MTN	BB	3.875%	09/10/2015	N/A	1,548,750
						72,557,181

	Electric – 2.1%
1,510,000	Constellation Energy Group, Inc.	BBB–	4.550%	06/15/2015	N/A	1,568,999
1,180,000	Dominion Resources, Inc., Series C	BBB+	5.150%	07/15/2015	N/A	1,240,010
1,020,000	Duke Energy Carolinas, LLC	A	5.300%	10/01/2015	N/A	1,086,638
1,060,000	Entergy Corp.	BBB–	3.625%	09/15/2015	N/A	1,095,814
1,460,000	Exelon Corp.	BBB–	4.900%	06/15/2015	N/A	1,521,510
900,000	NextEra Energy Capital Holdings, Inc.	BBB+	1.200%	06/01/2015	N/A	907,056
1,006,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.875%	12/15/2015	N/A	1,114,658
800,000	Oncor Electric Delivery Co., LLC	A	6.375%	01/15/2015	N/A	828,787
1,300,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	1,346,201
945,000	Southern Power Co., Series D	BBB+	4.875%	07/15/2015	N/A	988,552
565,000	TransAlta Corp. (Canada)	BBB–	4.750%	01/15/2015	N/A	579,236
						12,277,461

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 73

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electronics – 0.2%
$1,370,000	Agilent Technologies, Inc.	BBB+	5.500%	09/14/2015	N/A	$1,451,440

	Food – 0.9%
1,200,000	General Mills, Inc.	BBB+	5.200%	03/17/2015	N/A	1,244,544
1,500,000	Kraft Foods Group, Inc.	BBB	1.625%	06/04/2015	N/A	1,517,218
1,000,000	Kroger Co.	BBB	3.900%	10/01/2015	N/A	1,042,760
1,050,000	WM Wrigley Jr Co.	A–	4.650%	07/15/2015	N/A	1,093,378
						4,897,900

	Forest Products & Paper – 0.0%***
180,000	Plum Creek Timberlands, LP	BBB	5.875%	11/15/2015	N/A	192,028

	Health Care Products – 1.3%
1,200,000	Baxter International, Inc.	A–	4.625%	03/15/2015	N/A	1,239,437
1,400,000	Covidien International Finance SA (Luxembourg)	A	1.350%	05/29/2015	N/A	1,412,314
335,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	344,624
2,400,000	Medtronic, Inc.	AA–	3.000%	03/15/2015	N/A	2,453,470
900,000	Medtronic, Inc., Series B	AA–	4.750%	09/15/2015	N/A	949,556
1,000,000	Stryker Corp.	A+	3.000%	01/15/2015	N/A	1,016,651
						7,416,052

	Health Care Services – 0.7%
1,000,000	Quest Diagnostics, Inc.	BBB+	5.450%	11/01/2015	N/A	1,064,792
1,900,000	UnitedHealth Group, Inc.	A	0.850%	10/15/2015	N/A	1,910,501
1,200,000	WellPoint, Inc.	A–	1.250%	09/10/2015	N/A	1,210,692
						4,185,985

	Household Products & Housewares – 0.2%
1,260,000	Clorox Co.	BBB+	5.000%	01/15/2015	N/A	1,294,285

	Insurance – 4.0%
1,900,000	ACE INA Holdings, Inc.	A+	2.600%	11/23/2015	N/A	1,957,122
1,206,000	Aegon NV (Netherlands)	A–	4.625%	12/01/2015	N/A	1,275,505
1,600,000	American International Group, Inc.	A–	5.050%	10/01/2015	N/A	1,696,163
700,000	AON Corp.	A–	3.500%	09/30/2015	N/A	726,190
1,779,000	Berkshire Hathaway Finance Corp.	AA	4.850%	01/15/2015	N/A	1,828,904
917,000	Berkshire Hathaway Finance Corp.	AA	2.450%	12/15/2015	N/A	946,040
2,983,000	Berkshire Hathaway, Inc.	AA	3.200%	02/11/2015	N/A	3,043,624
1,000,000	Manulife Financial Corp. (Canada)	A	3.400%	09/17/2015	N/A	1,036,036
18,000	Marsh & McLennan Cos., Inc.	A–	5.750%	09/15/2015	N/A	19,144
2,400,000	MetLife, Inc.	A–	5.000%	06/15/2015	N/A	2,511,778
2,000,000	MetLife, Inc., Series D	A–	4.368%	09/15/2023	N/A	2,164,774
300,000	Metropolitan Life Global Funding I, Series REGS	AA–	2.500%	09/29/2015	N/A	308,229
2,606,000	Prudential Financial, Inc., Series MTN	A	3.875%	01/14/2015	N/A	2,663,022
900,000	Prudential Financial, Inc., Series MTN	A	4.750%	09/17/2015	N/A	948,419
1,450,000	Transatlantic Holdings, Inc.	BBB	5.750%	12/14/2015	N/A	1,556,624
						22,681,574

	Internet – 0.6%
2,300,000	Amazon.com, Inc.	AA–	0.650%	11/27/2015	N/A	2,308,377
1,200,000	eBay, Inc.	A	1.625%	10/15/2015	N/A	1,222,566
						3,530,943

See notes to financial statements.
74 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Lodging – 0.1%
$370,000	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.	BBB–	7.750%	08/15/2020	08/15/15 @ 104	$407,925

	Machinery-Construction & Mining – 0.6%
950,000	Caterpillar Financial Services Corp., Series MTN	A	1.100%	05/29/2015	N/A	957,637
1,300,000	Caterpillar Financial Services Corp.	A	0.700%	11/06/2015	N/A	1,306,208
1,250,000	Caterpillar, Inc.	A	0.950%	06/26/2015	N/A	1,259,226
						3,523,071

	Machinery-Diversified – 0.6%
1,260,000	John Deere Capital Corp., Series MTN	A	2.950%	03/09/2015	N/A	1,285,937
350,000	John Deere Capital Corp.	A	0.875%	04/17/2015	N/A	352,050
1,000,000	John Deere Capital Corp.	A	0.950%	06/29/2015	N/A	1,007,024
1,000,000	John Deere Capital Corp.	A	0.700%	09/04/2015	N/A	1,004,323
						3,649,334

	Media – 3.1%
2,605,000	Comcast Corp.	A–	6.500%	01/15/2015	N/A	2,702,104
1,400,000	Comcast Corp.	A–	5.850%	11/15/2015	N/A	1,509,501
500,000	COX Communications, Inc.	BBB	5.500%	10/01/2015	N/A	531,503
2,248,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.(b)	BBB	3.550%	03/15/2015	N/A	2,301,460
1,620,000	Discovery Communications, LLC	BBB	3.700%	06/01/2015	N/A	1,673,792
1,700,000	NBCUniversal Media, LLC	A–	3.650%	04/30/2015	N/A	1,752,357
1,500,000	TCI Communications, Inc.	A–	8.750%	08/01/2015	N/A	1,645,459
1,050,000	Time Warner Cable, Inc.	BBB	3.500%	02/01/2015	N/A	1,071,213
2,150,000	Time Warner, Inc.	BBB	3.150%	07/15/2015	N/A	2,214,102
1,464,000	Viacom, Inc.	BBB	1.250%	02/27/2015	N/A	1,472,283
1,000,000	Walt Disney Co., Series MTN	A	0.450%	12/01/2015	N/A	1,002,186
						17,875,960

	Metal Fabricate & Hardware – 0.2%
998,000	Precision Castparts Corp.	A–	0.700%	12/20/2015	N/A	1,001,020

	Mining – 0.7%
1,000,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	1.400%	02/13/2015	N/A	1,005,421
1,060,000	Rio Tinto Alcan, Inc. (Canada)	A–	5.000%	06/01/2015	N/A	1,106,552
1,024,000	Rio Tinto Finance USA Ltd. (Australia)	A–	1.875%	11/02/2015	N/A	1,043,291
1,050,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.125%	03/20/2015	N/A	1,055,730
						4,210,994

	Miscellaneous Manufacturing – 1.0%
1,300,000	Eaton Corp.	A–	0.950%	11/02/2015	N/A	1,307,975
4,050,000	General Electric Co.	AA+	0.850%	10/09/2015	N/A	4,074,839
124,000	Tyco International Finance SA (Luxembourg)	BBB+	3.375%	10/15/2015	N/A	128,042
						5,510,856

	Office & Business Equipment – 0.3%
1,829,000	Xerox Corp.	BBB	4.250%	02/15/2015	N/A	1,877,148

	Oil & Gas – 6.5%
3,448,000	BP Capital Markets PLC (United Kingdom)	A	3.875%	03/10/2015	N/A	3,543,410
4,700,000	BP Capital Markets PLC (United Kingdom)	A	3.125%	10/01/2015	N/A	4,870,145
2,000,000	BP Capital Markets PLC (United Kingdom)	A	0.700%	11/06/2015	N/A	2,008,414

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 75

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$2,934,000	ConocoPhillips	A	4.600%	01/15/2015	N/A	$3,012,546
900,000	EOG Resources, Inc.	A–	2.950%	06/01/2015	N/A	922,537
2,000,000	Marathon Oil Corp.	BBB	0.900%	11/01/2015	N/A	2,010,844
800,000	Petrohawk Energy Corp.	BBB+	6.250%	06/01/2019	06/01/15 @ 103	867,600
1,465,000	Phillips 66	BBB	1.950%	03/05/2015	N/A	1,482,458
3,100,000	Plains Exploration & Production Co.	BBB	6.500%	11/15/2020	11/15/15 @ 105	3,456,500
4,210,000	Shell International Finance BV (Netherlands)	AA	3.100%	06/28/2015	N/A	4,338,051
1,650,000	Shell International Finance BV (Netherlands)	AA	3.250%	09/22/2015	N/A	1,712,596
1,300,000	Shell International Finance BV (Netherlands)	AA	0.625%	12/04/2015	N/A	1,306,065
2,390,000	Total Capital SA (France)	AA–	3.000%	06/24/2015	N/A	2,456,540
2,575,000	Total Capital SA (France)	AA–	3.125%	10/02/2015	N/A	2,668,413
2,250,000	Transocean, Inc. (Cayman Islands)	BBB–	4.950%	11/15/2015	N/A	2,381,290
						37,037,409

	Pharmaceuticals – 4.6%
7,700,000	AbbVie, Inc.	A	1.200%	11/06/2015	N/A	7,769,369
1,700,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	1,718,960
1,500,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	0.750%	05/08/2015	N/A	1,505,928
1,000,000	McKesson Corp.	BBB+	0.950%	12/04/2015	N/A	1,005,473
600,000	Medco Health Solutions, Inc.	BBB+	2.750%	09/15/2015	N/A	615,937
1,805,000	Merck Sharp & Dohme Corp.	AA	4.750%	03/01/2015	N/A	1,865,513
1,900,000	Merck Sharp & Dohme Corp.	AA	4.000%	06/30/2015	N/A	1,975,343
3,508,000	Novartis Capital Corp.	AA–	2.900%	04/24/2015	N/A	3,592,231
6,373,000	Pfizer, Inc.	AA	5.350%	03/15/2015	N/A	6,616,869
						26,665,623

	Pipelines – 1.2%
1,430,000	Energy Transfer Partners, LP	BBB–	5.950%	02/01/2015	N/A	1,480,342
1,600,000	Enterprise Products Operating, LLC	BBB+	1.250%	08/13/2015	N/A	1,613,606
660,000	TransCanada PipeLines Ltd. (Canada)	A–	0.875%	03/02/2015	N/A	662,598
1,580,000	TransCanada PipeLines Ltd. (Canada)	A–	3.400%	06/01/2015	N/A	1,626,082
1,440,000	Williams Partners, LP	BBB	3.800%	02/15/2015	N/A	1,471,533
						6,854,161

	Real Estate Investment Trusts – 1.0%
1,300,000	American Tower Corp.	BBB–	4.625%	04/01/2015	N/A	1,342,953
1,000,000	Host Hotels & Resorts, LP	BBB	5.875%	06/15/2019	06/15/15 @ 103	1,080,319
500,000	Host Hotels & Resorts, LP	BBB	6.000%	11/01/2020	11/01/15 @ 103	547,436
885,000	Simon Property Group, LP	A	5.100%	06/15/2015	N/A	927,756
1,054,000	Simon Property Group, LP	A	5.750%	12/01/2015	09/02/15 @ 100	1,123,075
500,000	Vornado Realty, LP	BBB	4.250%	04/01/2015	01/01/15 @ 100	510,598
						5,532,137

	Retail – 3.0%
1,100,000	AutoZone, Inc.	BBB	5.750%	01/15/2015	N/A	1,135,117
2,800,000	Costco Wholesale Corp.	A+	0.650%	12/07/2015	N/A	2,813,765
1,400,000	CVS Caremark Corp.	BBB+	3.250%	05/18/2015	N/A	1,437,701

See notes to financial statements.
76 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail continued
$1,100,000	Lowe’s Cos., Inc.	A–	5.000%	10/15/2015	N/A	$1,167,145
320,000	Macy’s Retail Holdings, Inc.	BBB+	7.875%	07/15/2015	N/A	345,378
1,600,000	McDonald’s Corp., Series MTN	A	0.750%	05/29/2015	N/A	1,608,618
1,600,000	Walgreen Co.	BBB	1.000%	03/13/2015	N/A	1,607,381
1,700,000	Wal-Mart Stores, Inc.(b)	AA	2.875%	04/01/2015	N/A	1,737,420
1,708,000	Wal-Mart Stores, Inc.	AA	4.500%	07/01/2015	N/A	1,784,684
1,410,000	Wal-Mart Stores, Inc.	AA	2.250%	07/08/2015	N/A	1,440,284
2,350,000	Wal-Mart Stores, Inc.	AA	1.500%	10/25/2015	N/A	2,387,384
						17,464,877

	Savings & Loans – 0.2%
1,000,000	Santander Holdings USA, Inc.	BBB	3.000%	09/24/2015	08/24/15 @ 100	1,029,793

	Semiconductors – 0.3%
1,690,000	Texas Instruments, Inc.	A+	0.450%	08/03/2015	N/A	1,693,079

	Software – 0.8%
755,000	Adobe Systems, Inc.	A–	3.250%	02/01/2015	N/A	768,812
3,660,000	Microsoft Corp.	AAA	1.625%	09/25/2015	N/A	3,727,479
						4,496,291

	Telecommunications – 4.2%
1,500,000	America Movil SAB de CV (Mexico)	A–	5.750%	01/15/2015	N/A	1,546,875
500,000	America Movil SAB de CV (Mexico)	A–	3.625%	03/30/2015	N/A	511,775
1,400,000	AT&T, Inc.	A–	0.875%	02/13/2015	N/A	1,405,013
4,400,000	AT&T, Inc.	A–	2.500%	08/15/2015	N/A	4,506,335
2,100,000	AT&T, Inc.	A–	0.800%	12/01/2015	N/A	2,108,944
1,300,000	British Telecommunications PLC (United Kingdom)	BBB	2.000%	06/22/2015	N/A	1,319,460
1,450,000	Orange SA (France)	BBB+	2.125%	09/16/2015	N/A	1,475,165
1,300,000	Rogers Communications, Inc. (Canada)	BBB+	7.500%	03/15/2015	N/A	1,370,089
1,666,000	Telecom Italia Capital SA (Luxembourg)	BB+	5.250%	10/01/2015	N/A	1,751,382
2,100,000	Telefonica Emisiones SAU (Spain)	BBB	4.949%	01/15/2015	N/A	2,153,943
2,600,000	Telefonica Emisiones SAU (Spain)	BBB	3.729%	04/27/2015	N/A	2,669,189
630,000	Verizon Communications, Inc.	BBB+	4.900%	09/15/2015	N/A	665,727
2,400,000	Verizon Communications, Inc.	BBB+	0.700%	11/02/2015	N/A	2,405,962
						23,889,859

	Transportation – 0.3%
1,510,000	CSX Corp.	BBB+	6.250%	04/01/2015	N/A	1,580,955

	Total Corporate Bonds – 99.0%
	(Cost $563,433,221)					567,668,998

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.2%
857,640	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $857,640)					$857,640

	Total Investments – 99.2%
	(Cost $564,290,861)					568,526,638
	Other Assets in excess of Liabilities – 0.8%					4,783,553
	Net Assets – 100.0%					$573,310,191

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 77

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BSCF Guggenheim BulletShares 2015 Corporate Bond ETF continued

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

SAB de CV – Publicly Traded Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%

(a)	Floating or variable rate coupon. The rate shown is as of May 31, 2014.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $834,047 and the total market value of the collateral held by the Fund was $857,640.

(d)	Interest rate shown reflects yield as of May 31, 2014.

% of Corporate
Country Breakdown	Bonds
United States	77.9%
Canada	6.8%
United Kingdom	4.9%
Netherlands	2.3%
France	2.1%
Spain	1.7%
Switzerland	1.1%
Japan	0.9%
Germany	0.7%
Luxembourg	0.6%
Cayman Islands	0.4%
Mexico	0.4%
Australia	0.2%
Subject to change daily.

See notes to financial statements.
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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 99.1%
	Corporate Bonds – 99.1%
	Advertising – 0.3%
$1,880,000	Omnicom Group, Inc.	BBB+	5.900%	04/15/2016	N/A	$2,052,120

	Aerospace & Defense – 0.8%
910,000	Boeing Capital Corp.	A	2.125%	08/15/2016	07/15/16 @ 100	939,436
900,000	Boeing Co.	A	3.750%	11/20/2016	N/A	965,647
1,200,000	General Dynamics Corp.	A	2.250%	07/15/2016	N/A	1,241,190
1,050,000	L-3 Communications Corp.	BBB–	3.950%	11/15/2016	N/A	1,120,396
1,000,000	Lockheed Martin Corp.	A–	2.125%	09/15/2016	N/A	1,030,729
						5,297,398

	Agriculture – 0.7%
700,000	Bunge Ltd. Finance Corp.	BBB–	4.100%	03/15/2016	N/A	737,644
1,300,000	Lorillard Tobacco Co.	BBB–	3.500%	08/04/2016	N/A	1,366,520
2,400,000	Philip Morris International, Inc.	A	2.500%	05/16/2016	N/A	2,492,882
						4,597,046

	Auto Manufacturers – 1.3%
1,000,000	PACCAR Financial Corp., Series MTN	A+	1.150%	08/16/2016	N/A	1,007,986
1,656,000	Toyota Motor Credit Corp., Series MTN	AA–	2.800%	01/11/2016	N/A	1,717,994
1,750,000	Toyota Motor Credit Corp.	AA–	0.800%	05/17/2016	N/A	1,761,450
3,249,000	Toyota Motor Credit Corp., Series MTN	AA–	2.000%	09/15/2016	N/A	3,343,406
						7,830,836

	Auto Parts & Equipment – 0.4%
900,000	Delphi Corp.	BBB–	6.125%	05/15/2021	05/15/16 @ 103	1,004,625
1,350,000	Johnson Controls, Inc.	BBB+	5.500%	01/15/2016	N/A	1,451,459
						2,456,084

	Banks – 35.0%
1,800,000	Abbey National Treasury Services PLC (United Kingdom)	A	4.000%	04/27/2016	N/A	1,905,295
2,000,000	Bank of America Corp., Series MTN	A–	1.250%	01/11/2016	N/A	2,016,442
2,400,000	Bank of America Corp., Series MTN	A–	3.625%	03/17/2016	N/A	2,516,777
2,708,000	Bank of America Corp.	BBB+	6.050%	05/16/2016	N/A	2,958,547
3,800,000	Bank of America Corp., Series 1	A–	3.750%	07/12/2016	N/A	4,011,193
6,970,000	Bank of America Corp.	A–	6.500%	08/01/2016	N/A	7,763,646
1,314,000	Bank of America Corp.	BBB+	5.750%	08/15/2016	N/A	1,438,333
2,900,000	Bank of America Corp.	A–	5.625%	10/14/2016	N/A	3,196,876
1,000,000	Bank of America Corp., Series L	A–	1.350%	11/21/2016	N/A	1,004,284
3,000,000	Bank of America NA, Series BKNT	A	1.125%	11/14/2016	N/A	3,006,639
1,550,000	Bank of Montreal, Series MTN (Canada)	A+	1.300%	07/15/2016	N/A	1,569,775
1,220,000	Bank of New York Mellon Corp., Series MTN	A+	2.500%	01/15/2016	N/A	1,259,508
1,269,000	Bank of New York Mellon Corp., Series MTN	A+	2.300%	07/28/2016	N/A	1,312,715
1,500,000	Bank of New York Mellon Corp., Series MTN	A+	2.400%	01/17/2017	12/18/16 @ 100	1,556,631
1,000,000	Bank of Nova Scotia (Canada)	A+	0.950%	03/15/2016	N/A	1,008,915
2,550,000	Bank of Nova Scotia (Canada)	A+	2.900%	03/29/2016	N/A	2,657,709
1,500,000	Bank of Nova Scotia (Canada)	A+	1.375%	07/15/2016	N/A	1,520,793
2,000,000	Bank of Nova Scotia (Canada)	A+	1.100%	12/13/2016	N/A	2,009,812
3,708,000	Barclays Bank PLC, Series 1 (United Kingdom)	A	5.000%	09/22/2016	N/A	4,049,422

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$2,000,000	BB&T Corp., Series MTN	A–	3.200%	03/15/2016	02/16/16 @ 100	$2,088,056
524,000	BB&T Corp., Series MTN	A–	3.950%	04/29/2016	N/A	556,716
3,800,000	BNP Paribas SA, Series MTN (France)	A+	3.600%	02/23/2016	N/A	3,985,109
1,500,000	BNP Paribas SA, Series MTN (France)(a)	A+	1.250%	12/12/2016	N/A	1,506,214
1,000,000	Branch Banking & Trust Co., Series BKNT	A	1.450%	10/03/2016	09/03/16 @ 100	1,014,484
1,000,000	Branch Banking & Trust Co., Series BKNT	A	1.050%	12/01/2016	11/01/16 @ 100	1,004,448
1,000,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.350%	07/18/2016	N/A	1,014,663
1,350,000	Capital One Financial Corp.	BBB	3.150%	07/15/2016	N/A	1,413,075
1,727,000	Capital One Financial Corp.	BBB–	6.150%	09/01/2016	N/A	1,918,207
2,872,000	Citigroup, Inc.	A–	5.300%	01/07/2016	N/A	3,072,035
3,500,000	Citigroup, Inc.	A–	1.250%	01/15/2016	N/A	3,522,778
1,500,000	Citigroup, Inc.	A–	1.300%	04/01/2016	N/A	1,510,204
3,800,000	Citigroup, Inc.	A–	3.953%	06/15/2016	N/A	4,023,174
3,000,000	Citigroup, Inc.	A–	1.700%	07/25/2016	N/A	3,039,705
2,300,000	Citigroup, Inc.	A–	5.850%	08/02/2016	N/A	2,529,885
2,500,000	Citigroup, Inc.(a)	A–	1.300%	11/15/2016	N/A	2,511,852
952,000	Comerica Bank, Series BKNT	A–	5.750%	11/21/2016	N/A	1,060,470
3,709,000	Deutsche Bank AG (Germany)	A	3.250%	01/11/2016	N/A	3,859,886
1,600,000	Fifth Third Bancorp	BBB+	3.625%	01/25/2016	N/A	1,675,091
2,000,000	Fifth Third Bank/Cincinnati OH, Series BNKT	A–	1.150%	11/18/2016	10/18/16 @ 100	2,010,022
6,108,000	Goldman Sachs Group, Inc.	A–	5.350%	01/15/2016	N/A	6,550,341
7,628,000	Goldman Sachs Group, Inc.	A–	3.625%	02/07/2016	N/A	7,974,929
4,200,000	Goldman Sachs Group, Inc.	A–	5.750%	10/01/2016	N/A	4,640,572
750,000	Huntington National Bank, Series BKNT	BBB+	1.300%	11/20/2016	10/20/16 @ 100	755,218
3,442,000	JPMorgan Chase & Co.	A	2.600%	01/15/2016	N/A	3,542,086
2,500,000	JPMorgan Chase & Co.	A	1.125%	02/26/2016	N/A	2,515,497
6,125,000	JPMorgan Chase & Co.	A	3.450%	03/01/2016	N/A	6,405,886
6,750,000	JPMorgan Chase & Co.	A	3.150%	07/05/2016	N/A	7,056,983
2,100,000	JPMorgan Chase Bank NA, Series BKNT	A	5.875%	06/13/2016	N/A	2,307,251
1,000,000	KeyBank NA, Series MTN	BBB+	5.450%	03/03/2016	N/A	1,081,003
2,222,000	Lloyds Bank PLC (United Kingdom)	A	4.875%	01/21/2016	N/A	2,375,774
2,900,000	Morgan Stanley	A–	1.750%	02/25/2016	N/A	2,944,935
4,600,000	Morgan Stanley	A–	3.800%	04/29/2016	N/A	4,845,433
4,050,000	Morgan Stanley, Series MTN	A–	5.750%	10/18/2016	N/A	4,478,332
1,500,000	PNC Bank NA, Series BKNT	A	0.800%	01/28/2016	12/28/15 @ 100	1,507,176
1,900,000	PNC Bank NA, Series BKNT	A	1.300%	10/03/2016	09/03/16 @ 100	1,920,986
1,700,000	PNC Bank NA, Series BKNT	A	1.150%	11/01/2016	10/02/16 @ 100	1,712,774
2,300,000	PNC Funding Corp.	A–	2.700%	09/19/2016	08/19/16 @ 100	2,397,368
1,500,000	Royal Bank of Canada, Series MTN (Canada)	AA–	0.850%	03/08/2016	N/A	1,508,585
2,400,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.875%	04/19/2016	N/A	2,506,555
1,950,000	Royal Bank of Canada, Series MTN (Canada)	AA–	2.300%	07/20/2016	N/A	2,017,747
3,000,000	Royal Bank of Canada (Canada)	Aaa	1.125%	07/22/2016	N/A	3,028,047
1,500,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	1.450%	09/09/2016	N/A	1,523,759
2,500,000	Royal Bank of Scotland PLC (United Kingdom)	A–	4.375%	03/16/2016	N/A	2,655,475
1,304,000	State Street Corp.	A+	2.875%	03/07/2016	N/A	1,359,011

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$1,800,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	0.900%	01/18/2016	N/A	$1,808,323
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.450%	07/19/2016	N/A	1,012,966
1,850,000	SunTrust Banks, Inc.	BBB	3.600%	04/15/2016	03/15/16 @ 100	1,948,703
1,200,000	SunTrust Banks, Inc.	BBB	3.500%	01/20/2017	12/20/16 @ 100	1,272,691
2,025,000	Svenska Handelsbanken AB (Sweden)	AA–	3.125%	07/12/2016	N/A	2,126,882
3,800,000	Toronto-Dominion Bank, Series GMTN (Canada)	AA–	2.500%	07/14/2016	N/A	3,947,714
1,800,000	Toronto-Dominion Bank, Series MTN (Canada)	AA–	1.500%	09/09/2016	N/A	1,832,265
4,200,000	Toronto-Dominion Bank (Canada)	AA–	2.375%	10/19/2016	N/A	4,362,057
2,877,000	UBS AG, Series MTN (Switzerland)	BBB+	5.875%	07/15/2016	N/A	3,161,765
1,950,000	Union Bank NA, Series BKNT	A	5.950%	05/11/2016	N/A	2,142,024
1,600,000	Union Bank NA, Series BKNT	A+	3.000%	06/06/2016	N/A	1,673,389
400,000	Union Bank NA	A+	1.500%	09/26/2016	08/26/16 @ 100	406,499
2,250,000	US Bancorp	BBB+	3.442%	02/01/2016	N/A	2,352,175
2,000,000	US Bancorp, Series MTN	A+	2.200%	11/15/2016	10/14/16 @ 100	2,068,078
1,761,000	Wachovia Corp.	A	5.625%	10/15/2016	N/A	1,948,023
5,600,000	Wells Fargo & Co.	A+	3.676%	06/15/2016	N/A	5,928,065
4,000,000	Wells Fargo & Co.	A+	1.250%	07/20/2016	N/A	4,041,872
700,000	Wells Fargo & Co.	A	5.125%	09/15/2016	N/A	763,387
3,250,000	Wells Fargo & Co.	A+	2.625%	12/15/2016	N/A	3,389,698
1,000,000	Wells Fargo Bank NA, Series MTN	A+	5.600%	03/15/2016	N/A	1,085,368
1,000,000	Wells Fargo Bank NA	A+	5.750%	05/16/2016	N/A	1,096,339
						218,059,392

	Beverages – 2.7%
1,900,000	Anheuser-Busch InBev Finance, Inc.	A	0.800%	01/15/2016	N/A	1,911,200
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.875%	02/15/2016	N/A	1,040,552
45,000	Beam Suntory, Inc.	BBB–	5.375%	01/15/2016	N/A	48,134
1,600,000	Bottling Group, LLC	A	5.500%	04/01/2016	N/A	1,744,435
2,900,000	Coca-Cola Co.	AA	1.800%	09/01/2016	N/A	2,976,508
1,400,000	Coca-Cola Co.	AA	0.750%	11/01/2016	N/A	1,402,904
1,500,000	Diageo Capital PLC (United Kingdom)	A–	0.625%	04/29/2016	N/A	1,501,188
1,500,000	Diageo Capital PLC (United Kingdom)	A–	5.500%	09/30/2016	N/A	1,661,754
1,080,000	Dr Pepper Snapple Group, Inc.	BBB+	2.900%	01/15/2016	N/A	1,118,005
1,000,000	PepsiCo, Inc.	A–	0.700%	02/26/2016	N/A	1,004,072
2,200,000	PepsiCo, Inc.	A–	2.500%	05/10/2016	N/A	2,281,820
						16,690,572

	Biotechnology – 0.9%
1,500,000	Amgen, Inc.	A	2.300%	06/15/2016	N/A	1,545,749
2,000,000	Amgen, Inc.	A	2.500%	11/15/2016	N/A	2,077,622
1,700,000	Gilead Sciences, Inc.	A–	3.050%	12/01/2016	N/A	1,787,570
						5,410,941

	Building Materials – 0.9%
2,606,000	CRH America, Inc.	BBB+	6.000%	09/30/2016	N/A	2,900,293
2,143,000	Masco Corp.	BBB–	6.125%	10/03/2016	N/A	2,368,015
200,000	Owens Corning	BBB–	6.500%	12/01/2016	N/A	223,516
						5,491,824

See notes to financial statements.
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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Chemicals – 1.2%
$1,450,000	Dow Chemical Co.	BBB	2.500%	02/15/2016	N/A	$1,496,245
2,300,000	Ecolab, Inc.	BBB+	3.000%	12/08/2016	N/A	2,420,656
800,000	EI du Pont de Nemours & Co.	A	2.750%	04/01/2016	N/A	832,313
1,322,000	EI du Pont de Nemours & Co.	A	5.250%	12/15/2016	N/A	1,467,210
1,000,000	El du Pont de Nemours & Co.	A	1.950%	01/15/2016	N/A	1,024,695
						7,241,119

	Commercial Services – 0.3%
1,900,000	Western Union Co.	BBB	5.930%	10/01/2016	N/A	2,096,033

	Computers – 3.1%
3,300,000	Apple, Inc.	AA+	0.450%	05/03/2016	N/A	3,302,323
2,440,000	Hewlett-Packard Co.	BBB+	2.650%	06/01/2016	N/A	2,525,915
2,400,000	Hewlett-Packard Co.	BBB+	3.000%	09/15/2016	N/A	2,509,992
2,000,000	Hewlett-Packard Co.	BBB+	3.300%	12/09/2016	N/A	2,109,154
1,900,000	International Business Machines Corp.	AA–	2.000%	01/05/2016	N/A	1,949,754
1,500,000	International Business Machines Corp.	AA–	0.450%	05/06/2016	N/A	1,501,635
5,100,000	International Business Machines Corp.	AA–	1.950%	07/22/2016	N/A	5,246,477
						19,145,250

	Cosmetics & Personal Care – 0.6%
3,100,000	Procter & Gamble Co.	AA–	1.450%	08/15/2016	N/A	3,157,217
500,000	Procter & Gamble Co.	AA–	0.750%	11/04/2016	N/A	501,280
						3,658,497

	Diversified Financial Services – 10.1%
1,000,000	Air Lease Corp.	BBB–	4.500%	01/15/2016	N/A	1,053,750
900,000	American Express Co.	BBB+	5.500%	09/12/2016	N/A	993,689
2,500,000	American Express Credit Corp.	A–	1.300%	07/29/2016	N/A	2,526,993
3,900,000	American Express Credit Corp., Series MTN	A–	2.800%	09/19/2016	N/A	4,077,380
2,000,000	American Honda Finance Corp.	A+	1.125%	10/07/2016	N/A	2,020,028
2,050,000	Countrywide Financial Corp.	BBB+	6.250%	05/15/2016	N/A	2,247,263
2,000,000	Credit Suisse USA, Inc.	A	5.375%	03/02/2016	N/A	2,162,428
1,750,000	Ford Motor Credit Co., LLC	BBB–	2.500%	01/15/2016	N/A	1,797,801
2,951,000	Ford Motor Credit Co., LLC	BBB–	4.207%	04/15/2016	N/A	3,131,344
2,250,000	Ford Motor Credit Co., LLC	BBB–	1.700%	05/09/2016	N/A	2,285,105
1,700,000	Ford Motor Credit Co., LLC	BBB–	3.984%	06/15/2016	N/A	1,801,958
3,100,000	Ford Motor Credit Co., LLC	BBB–	8.000%	12/15/2016	N/A	3,618,084
2,800,000	General Electric Capital Corp., Series MTN	AA+	1.000%	01/08/2016	N/A	2,822,960
2,162,000	General Electric Capital Corp., Series MTN	AA+	5.000%	01/08/2016	N/A	2,315,119
2,850,000	General Electric Capital Corp.	AA+	2.950%	05/09/2016	N/A	2,977,623
3,000,000	General Electric Capital Corp., Series GMTN	AA+	1.500%	07/12/2016	N/A	3,048,612
3,000,000	General Electric Capital Corp., Series MTN	AA+	3.350%	10/17/2016	N/A	3,176,775
1,950,000	General Electric Capital Corp., Series MTN	AA+	5.375%	10/20/2016	N/A	2,157,587
3,303,000	HSBC Finance Corp.	A	5.500%	01/19/2016	N/A	3,555,729
1,885,000	International Lease Finance Corp.	BB+	5.750%	05/15/2016	N/A	2,027,553
3,075,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.125%	01/19/2016	N/A	3,228,812
1,950,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	2.000%	09/13/2016	N/A	1,981,344

See notes to financial statements.
82 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$2,500,000	ORIX Corp. (Japan)	A–	5.000%	01/12/2016	N/A	$2,654,180
3,800,000	SLM Corp., Series MTN	BB	6.250%	01/25/2016	N/A	4,080,250
1,000,000	Vesey Street Investment Trust I	A–	4.404%	09/01/2016	N/A	1,070,340
						62,812,707

	Electric – 0.6%
1,500,000	Duke Energy Corp.	BBB	2.150%	11/15/2016	N/A	1,545,906
900,000	Entergy Corp.	BBB–	4.700%	01/15/2017	12/15/16 @ 100	974,441
1,208,000	Southern Co.	A–	1.950%	09/01/2016	N/A	1,240,621
						3,760,968

	Electronics – 0.7%
1,917,000	Thermo Fisher Scientific, Inc.	BBB	3.200%	03/01/2016	N/A	1,998,680
2,060,000	Thermo Fisher Scientific, Inc.	BBB	2.250%	08/15/2016	N/A	2,120,220
						4,118,900

	Environmental Control – 0.2%
984,000	Waste Management, Inc.	A–	2.600%	09/01/2016	N/A	1,021,858

	Food – 1.8%
1,500,000	ConAgra Foods, Inc.	BBB–	1.300%	01/25/2016	N/A	1,514,341
1,300,000	Kellogg Co.	BBB+	4.450%	05/30/2016	N/A	1,394,162
1,200,000	Kellogg Co.	BBB+	1.875%	11/17/2016	N/A	1,228,818
3,431,000	Mondelez International, Inc.	BBB–	4.125%	02/09/2016	N/A	3,627,967
2,015,000	Tyson Foods, Inc.	BBB	6.600%	04/01/2016	N/A	2,219,569
1,000,000	Unilever Capital Corp.	A+	2.750%	02/10/2016	N/A	1,038,987
						11,023,844

	Gas – 0.6%
1,661,000	National Grid PLC (United Kingdom)	BBB+	6.300%	08/01/2016	N/A	1,846,092
1,500,000	Sempra Energy	BBB+	6.500%	06/01/2016	N/A	1,665,660
						3,511,752

	Health Care Products – 1.2%
1,000,000	Baxter International, Inc.	A–	0.950%	06/01/2016	N/A	1,004,480
1,100,000	Baxter International, Inc.	A–	5.900%	09/01/2016	N/A	1,222,209
1,000,000	Becton Dickinson and Co.	A	1.750%	11/08/2016	N/A	1,023,938
1,300,000	Boston Scientific Corp.	BBB–	6.400%	06/15/2016	N/A	1,437,611
560,000	Medtronic, Inc.	AA–	2.625%	03/15/2016	N/A	580,731
1,000,000	St Jude Medical, Inc.	A	2.500%	01/15/2016	N/A	1,029,763
1,300,000	Stryker Corp.	A+	2.000%	09/30/2016	N/A	1,339,982
						7,638,714

	Health Care Services – 1.2%
1,000,000	Cigna Corp.	A	2.750%	11/15/2016	N/A	1,044,601
800,000	Humana, Inc.	BBB+	6.450%	06/01/2016	N/A	884,538
1,900,000	UnitedHealth Group, Inc.	A	5.375%	03/15/2016	N/A	2,057,837
1,000,000	Ventas Realty, LP	BBB+	1.550%	09/26/2016	N/A	1,013,150
2,123,000	WellPoint, Inc.	A–	5.250%	01/15/2016	N/A	2,276,198
						7,276,324

See notes to financial statements.
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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance – 2.0%
$574,000	Allied World Assurance Co. Holdings Ltd. (Bermuda)	BBB+	7.500%	08/01/2016	N/A	$649,446
2,500,000	American International Group, Inc.	A–	4.875%	09/15/2016	N/A	2,718,267
1,550,000	American International Group, Inc., Series MTN	A–	5.600%	10/18/2016	N/A	1,713,127
750,000	AON Corp.	A–	3.125%	05/27/2016	N/A	783,695
2,000,000	Berkshire Hathaway Finance Corp.	AA	0.950%	08/15/2016	N/A	2,017,312
1,300,000	Berkshire Hathaway, Inc.	AA	2.200%	08/15/2016	N/A	1,343,796
2,463,000	MetLife, Inc.	A–	6.750%	06/01/2016	N/A	2,754,959
700,000	Prudential Financial, Inc., Series MTN	A	3.000%	05/12/2016	N/A	729,940
						12,710,542

	Internet – 0.3%
1,770,000	Google, Inc.	AA	2.125%	05/19/2016	N/A	1,829,040

	Leisure Time – 0.2%
1,200,000	Carnival Corp. (Panama)	BBB+	1.200%	02/05/2016	N/A	1,209,078

	Lodging – 0.0%***
5,000	Wyndham Worldwide Corp.	BBB–	6.000%	12/01/2016	N/A	5,582

	Machinery-Construction & Mining – 0.7%
2,200,000	Caterpillar Financial Services Corp., Series G	A	2.050%	08/01/2016	N/A	2,264,315
850,000	Caterpillar Financial Services Corp., Series MTN	A	1.000%	11/25/2016	N/A	854,929
1,000,000	Caterpillar, Inc.	A	5.700%	08/15/2016	N/A	1,106,197
						4,225,441

	Machinery-Diversified – 1.1%
1,000,000	John Deere Capital Corp.	A	0.750%	01/22/2016	N/A	1,006,622
1,165,000	John Deere Capital Corp., Series MTN	A	2.250%	06/07/2016	N/A	1,203,481
1,300,000	John Deere Capital Corp., Series MTN	A	1.850%	09/15/2016	N/A	1,332,477
1,000,000	John Deere Capital Corp., Series FIX	A	1.050%	10/11/2016	N/A	1,007,378
1,000,000	John Deere Capital Corp., Series MTN	A	1.050%	12/15/2016	N/A	1,006,676
1,275,000	Xylem, Inc.	BBB	3.550%	09/20/2016	N/A	1,345,479
						6,902,113

	Media – 3.4%
1,800,000	Comcast Corp.	A–	5.900%	03/15/2016	N/A	1,970,953
1,709,000	Comcast Corp.	A–	4.950%	06/15/2016	N/A	1,854,349
2,380,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.125%	02/15/2016	N/A	2,476,654
2,910,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.500%	03/01/2016	N/A	3,049,587
2,000,000	NBCUniversal Media, LLC	A–	2.875%	04/01/2016	N/A	2,084,574
1,000,000	Scripps Networks Interactive, Inc.	A–	2.700%	12/15/2016	N/A	1,042,040
1,050,000	Thomson Reuters Corp. (Canada)	BBB+	0.875%	05/23/2016	N/A	1,051,678
2,200,000	Time Warner, Inc.	BBB	5.875%	11/15/2016	N/A	2,458,454
1,993,000	Viacom, Inc.	BBB	6.250%	04/30/2016	N/A	2,201,474
1,600,000	Walt Disney Co.	A	1.350%	08/16/2016	N/A	1,627,488
1,450,000	Walt Disney Co., Series MTNC	A	5.625%	09/15/2016	N/A	1,611,863
						21,429,114

	Mining – 0.9%
1,465,000	Barrick Gold Corp. (Canada)	BBB	2.900%	05/30/2016	N/A	1,516,353
1,100,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.500%	05/20/2016	N/A	1,138,429
See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Mining continued
$900,000	Rio Tinto Finance USA Ltd. (Australia)	A–	2.250%	09/20/2016	N/A	$928,710
1,700,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.375%	06/17/2016	N/A	1,722,707
						5,306,199

	Miscellaneous Manufacturing – 0.5%
2,200,000	3M Co.	AA–	1.375%	09/29/2016	N/A	2,244,688
955,000	Danaher Corp.	A+	2.300%	06/23/2016	N/A	989,404
						3,234,092

	Office & Business Equipment – 0.3%
300,000	Pitney Bowes, Inc., Series MTN	BBB	4.750%	01/15/2016	N/A	318,347
1,650,000	Xerox Corp.	BBB	6.400%	03/15/2016	N/A	1,810,436
						2,128,783

	Oil & Gas – 5.9%
3,412,000	Anadarko Petroleum Corp.	BBB–	5.950%	09/15/2016	N/A	3,798,136
3,600,000	BP Capital Markets PLC (United Kingdom)	A	3.200%	03/11/2016	N/A	3,774,071
1,900,000	BP Capital Markets PLC (United Kingdom)	A	2.248%	11/01/2016	N/A	1,968,584
1,400,000	Chevron Corp.	AA	0.889%	06/24/2016	N/A	1,410,748
2,362,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.625%	10/15/2016	N/A	2,638,198
1,170,000	Devon Energy Corp.	BBB+	2.400%	07/15/2016	06/15/16 @ 100	1,212,608
800,000	Devon Energy Corp.	BBB+	1.200%	12/15/2016	N/A	804,727
1,800,000	Ensco PLC (United Kingdom)	BBB+	3.250%	03/15/2016	N/A	1,877,371
1,450,000	Marathon Petroleum Corp.	BBB	3.500%	03/01/2016	N/A	1,516,200
1,150,000	Occidental Petroleum Corp.	A	2.500%	02/01/2016	N/A	1,186,906
1,680,000	Occidental Petroleum Corp.	A	4.125%	06/01/2016	N/A	1,798,351
1,000,000	Petrobras Global Finance BV (Brazil)	BBB–	2.000%	05/20/2016	N/A	1,005,000
2,405,000	Plains Exploration & Production Co.	BBB	6.125%	06/15/2019	06/15/16 @ 103	2,660,531
1,300,000	Plains Exploration & Production Co.	BBB	6.625%	05/01/2021	05/01/16 @ 103	1,456,000
1,900,000	Shell International Finance BV (United Kingdom)	AA	0.900%	11/15/2016	N/A	1,911,371
500,000	Statoil ASA (Norway)	AA–	1.800%	11/23/2016	N/A	512,908
2,000,000	Total Capital International SA (France)	AA–	0.750%	01/25/2016	N/A	2,012,654
1,000,000	Total Capital International SA (France)	AA–	1.000%	08/12/2016	N/A	1,007,745
1,750,000	Total Capital SA (France)	AA–	2.300%	03/15/2016	N/A	1,807,883
2,100,000	Transocean, Inc. (Switzerland)	BBB–	5.050%	12/15/2016	N/A	2,290,292
						36,650,284

	Oil & Gas Services – 0.3%
1,000,000	Halliburton Co.	A	1.000%	08/01/2016	N/A	1,008,721
900,000	SESI, LLC	BBB–	7.125%	12/15/2021	12/15/16 @ 104	1,021,500
						2,030,221

	Pharmaceuticals – 3.9%
1,400,000	Allergan, Inc.	A+	5.750%	04/01/2016	N/A	1,514,277
3,650,000	Express Scripts Holding Co.	BBB+	3.125%	05/15/2016	N/A	3,817,031
2,285,000	Express Scripts Holding Co.	BBB+	3.500%	11/15/2016	N/A	2,421,437
2,518,000	GlaxoSmithKline Capital, Inc.	A+	0.700%	03/18/2016	N/A	2,528,165
1,700,000	Johnson & Johnson	AAA	2.150%	05/15/2016	N/A	1,757,543
900,000	McKesson Corp.	BBB+	3.250%	03/01/2016	N/A	938,965

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pharmaceuticals continued
$2,800,000	Merck & Co., Inc.	AA	2.250%	01/15/2016	N/A	$2,883,560
1,500,000	Merck & Co., Inc.	AA	0.700%	05/18/2016	N/A	1,506,327
1,000,000	Mylan, Inc./PA	BBB–	1.350%	11/29/2016	N/A	1,005,794
3,700,000	Sanofi (France)	AA	2.625%	03/29/2016	N/A	3,844,063
1,963,000	Wyeth, LLC	AA	5.500%	02/15/2016	N/A	2,128,550
						24,345,712

	Pipelines – 0.7%
1,100,000	Enterprise Products Operating, LLC	BBB+	3.200%	02/01/2016	N/A	1,146,874
1,000,000	Kinder Morgan Energy Partners, LP	BBB	3.500%	03/01/2016	N/A	1,044,057
1,100,000	ONEOK Partners, LP	BBB	3.250%	02/01/2016	01/01/16 @ 100	1,145,731
1,200,000	TransCanada PipeLines Ltd. (Canada)	A–	0.750%	01/15/2016	N/A	1,205,530
						4,542,192

	Real Estate Investment Trusts – 0.8%
900,000	ERP Operating, LP	BBB+	5.125%	03/15/2016	N/A	970,956
750,000	HCP, Inc.	BBB+	3.750%	02/01/2016	N/A	787,351
1,057,000	Simon Property Group, LP	A	5.250%	12/01/2016	09/02/16 @ 100	1,160,365
1,175,000	Simon Property Group, LP	A	2.800%	01/30/2017	10/30/16 @ 100	1,229,367
850,000	Simon Property Group, LP	A	5.875%	03/01/2017	12/01/16 @ 100	951,885
						5,099,924

	Retail – 2.7%
1,700,000	CVS Caremark Corp.	BBB+	1.200%	12/05/2016	N/A	1,714,576
5,946,000	Home Depot, Inc.	A	5.400%	03/01/2016	N/A	6,454,579
1,400,000	Lowe’s Cos., Inc.	A–	5.400%	10/15/2016	N/A	1,550,037
1,149,000	Macy’s Retail Holdings, Inc.	BBB+	5.900%	12/01/2016	N/A	1,286,813
1,630,000	Target Corp.	A	5.875%	07/15/2016	N/A	1,810,950
2,100,000	Wal-Mart Stores, Inc.	AA	0.600%	04/11/2016	N/A	2,109,179
2,000,000	Wal-Mart Stores, Inc.	AA	2.800%	04/15/2016	N/A	2,089,688
						17,015,822

	Savings & Loans – 0.1%
500,000	Santander Holdings USA, Inc.	BBB	4.625%	04/19/2016	N/A	533,937

	Semiconductors – 0.8%
3,100,000	Intel Corp.	A+	1.950%	10/01/2016	N/A	3,192,612
2,000,000	Texas Instruments, Inc.	A+	2.375%	05/16/2016	N/A	2,072,954
						5,265,566

	Software – 1.2%
1,080,000	Fiserv, Inc.	BBB	3.125%	06/15/2016	N/A	1,128,620
1,980,000	Microsoft Corp.	AAA	2.500%	02/08/2016	N/A	2,052,739
4,135,000	Oracle Corp.	A+	5.250%	01/15/2016	N/A	4,455,669
						7,637,028

	Telecommunications – 8.3%
3,400,000	America Movil SAB de CV (Mexico)	A–	2.375%	09/08/2016	N/A	3,506,250
2,400,000	AT&T, Inc.	A–	0.900%	02/12/2016	N/A	2,409,533
3,600,000	AT&T, Inc.	A–	2.950%	05/15/2016	N/A	3,751,164
2,300,000	AT&T, Inc.	A–	5.625%	06/15/2016	N/A	2,522,431

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$3,600,000	AT&T, Inc.	A–	2.400%	08/15/2016	N/A	$3,716,161
1,150,000	British Telecommunications PLC (United Kingdom)	BBB	1.625%	06/28/2016	N/A	1,166,959
6,085,000	Cisco Systems, Inc.	AA–	5.500%	02/22/2016	N/A	6,615,016
2,179,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.750%	03/23/2016	N/A	2,369,869
2,050,000	Embarq Corp.	BB	7.082%	06/01/2016	N/A	2,278,296
1,650,000	Orange SA (France)	BBB+	2.750%	09/14/2016	N/A	1,717,399
2,289,000	Telefonica Emisiones SAU (Spain)	BBB	3.992%	02/16/2016	N/A	2,405,602
2,970,000	Telefonica Emisiones SAU (Spain)(a)	BBB	6.421%	06/20/2016	N/A	3,285,851
2,299,000	Verizon Communications, Inc.	BBB+	5.550%	02/15/2016	N/A	2,489,097
2,900,000	Verizon Communications, Inc.	BBB+	3.000%	04/01/2016	N/A	3,021,640
7,900,000	Verizon Communications, Inc.	BBB+	2.500%	09/15/2016	N/A	8,184,084
2,300,000	Verizon Communications, Inc.	BBB+	2.000%	11/01/2016	N/A	2,353,866
						51,793,218

	Textiles – 0.3%
1,825,000	Mohawk Industries, Inc.	BBB	6.125%	01/15/2016	N/A	1,982,406

	Transportation – 0.1%
700,000	Norfolk Southern Corp.	BBB+	5.750%	01/15/2016	N/A	755,881

	Total Corporate Bonds – 99.1%
	(Cost $609,986,765)					617,824,354

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.4%
2,418,120	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)
	(Cost $2,418,120)					$2,418,120

	Total Investments – 99.5%
	(Cost $612,404,885)					620,242,474
	Other Assets in excess of Liabilities – 0.5%					3,219,840
	Net Assets – 100.0%					$623,462,314

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund’s securities on loan was $2,359,719 and the total market value of the collateral held by the Fund was $2,418,120.

(c)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
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BSCG Guggenheim BulletShares 2016 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	80.5%
Canada	6.0%
United Kingdom	4.3%
France	2.6%
Japan	1.7%
Spain	0.9%
Netherlands	0.9%
Germany	0.6%
Mexico	0.6%
Switzerland	0.5%
Cayman Islands	0.4%
Sweden	0.3%
Australia	0.3%
Panama	0.2%
Bermuda	0.1%
Norway	0.1%
Subject to change daily.

See notes to financial statements.
88 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.9%
	Corporate Bonds – 98.9%
	Aerospace & Defense – 1.2%
$1,600,000	General Dynamics Corp.	A	1.000%	11/15/2017	N/A	$1,587,472
3,200,000	United Technologies Corp.	A	1.800%	06/01/2017	N/A	3,269,296
2,121,000	United Technologies Corp.	A	5.375%	12/15/2017	N/A	2,422,036
						7,278,804

	Agriculture – 1.2%
1,200,000	Bunge Ltd. Finance Corp.	BBB–	3.200%	06/15/2017	N/A	1,255,750
1,750,000	Lorillard Tobacco Co.	BBB–	2.300%	08/21/2017	N/A	1,796,378
900,000	Philip Morris International, Inc.	A	1.625%	03/20/2017	N/A	917,896
1,750,000	Philip Morris International, Inc.	A	1.125%	08/21/2017	N/A	1,746,269
1,470,000	Reynolds American, Inc.	BBB–	6.750%	06/15/2017	N/A	1,700,521
						7,416,814

	Auto Manufacturers – 0.1%
700,000	PACCAR Financial Corp., Series MTN	A+	1.600%	03/15/2017	N/A	710,468

	Banks – 33.1%
1,750,000	American Express Bank FSB, Series BKNT	A–	6.000%	09/13/2017	N/A	2,010,850
2,000,000	American Express Centurion Bank, Series BKN1	A–	6.000%	09/13/2017	N/A	2,298,114
1,000,000	Bank of America Corp.	BBB+	5.420%	03/15/2017	N/A	1,100,508
2,800,000	Bank of America Corp.	A–	3.875%	03/22/2017	N/A	2,998,164
1,400,000	Bank of America Corp.	BBB+	5.700%	05/02/2017	N/A	1,554,462
5,517,000	Bank of America Corp., Series GMTN	A–	6.400%	08/28/2017	N/A	6,332,490
4,670,000	Bank of America Corp.	A–	6.000%	09/01/2017	N/A	5,306,512
6,445,000	Bank of America Corp.	A–	5.750%	12/01/2017	N/A	7,306,851
3,000,000	Bank of America NA, Series BKNT	A	1.250%	02/14/2017	N/A	3,008,508
3,800,000	Bank of America NA, Series BKNT	A–	5.300%	03/15/2017	N/A	4,190,336
500,000	Bank of America NA, Series BKNT	A–	6.100%	06/15/2017	N/A	565,621
3,720,000	Bank of Montreal, Series MTN (Canada)	A+	2.500%	01/11/2017	N/A	3,867,610
1,700,000	Bank of Montreal, Series MTN (Canada)	A+	1.400%	09/11/2017	N/A	1,704,184
900,000	Bank of New York Mellon Corp.	A+	1.969%	06/20/2017	N/A	923,006
2,300,000	Bank of Nova Scotia (Canada)	A+	2.550%	01/12/2017	N/A	2,394,919
2,000,000	Bank of Nova Scotia (Canada)	A+	1.375%	12/18/2017	11/18/17 @ 100	2,000,158
1,500,000	BB&T Corp., Series MTN	A–	2.150%	03/22/2017	02/22/17 @ 100	1,538,674
1,450,000	BB&T Corp., Series MTN	A–	1.600%	08/15/2017	07/14/17 @ 100	1,463,542
3,750,000	BNP Paribas SA, Series MTN (France)	A+	2.375%	09/14/2017	N/A	3,855,420
2,000,000	BPCE SA (France)	A	1.625%	02/10/2017	N/A	2,023,900
1,427,000	Capital One Financial Corp.	BBB	6.750%	09/15/2017	N/A	1,664,272
5,200,000	Citigroup, Inc.	A–	4.450%	01/10/2017	N/A	5,618,387
2,848,000	Citigroup, Inc.	BBB+	5.500%	02/15/2017	N/A	3,147,752
2,519,000	Citigroup, Inc.	A–	6.000%	08/15/2017	N/A	2,858,596
8,988,000	Citigroup, Inc.	A–	6.125%	11/21/2017	N/A	10,293,309
500,000	Comerica Bank	A–	5.200%	08/22/2017	N/A	557,994
5,100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	3.375%	01/19/2017	N/A	5,423,590
6,016,000	Deutsche Bank AG (Germany)	A	6.000%	09/01/2017	N/A	6,866,698

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$3,505,000	Deutsche Bank AG/London, Series 3FXD (Germany)	A	1.400%	02/13/2017	N/A	$3,526,962
800,000	Fifth Third Bancorp	BBB	5.450%	01/15/2017	N/A	881,500
3,158,000	Goldman Sachs Group, Inc.	BBB+	5.625%	01/15/2017	N/A	3,492,982
6,496,000	Goldman Sachs Group, Inc.	A–	6.250%	09/01/2017	N/A	7,430,216
1,000,000	HSBC Bank USA NA, Series BKNT	A	6.000%	08/09/2017	N/A	1,132,134
4,500,000	Intesa Sanpaolo SpA (Italy)	BBB	2.375%	01/13/2017	N/A	4,567,599
5,500,000	JPMorgan Chase & Co., Series MTN	A	1.350%	02/15/2017	N/A	5,530,178
1,900,000	JPMorgan Chase & Co.	A–	6.125%	06/27/2017	N/A	2,154,657
4,696,000	JPMorgan Chase & Co.	A	2.000%	08/15/2017	N/A	4,781,885
959,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	07/05/2017	N/A	1,089,506
5,750,000	JPMorgan Chase Bank NA, Series BKNT	A	6.000%	10/01/2017	N/A	6,559,347
600,000	Lloyds Bank PLC (United Kingdom)	A	4.200%	03/28/2017	N/A	651,568
4,997,000	Morgan Stanley, Series GMTN	A–	5.450%	01/09/2017	N/A	5,523,139
4,600,000	Morgan Stanley	A–	4.750%	03/22/2017	N/A	5,022,570
3,700,000	Morgan Stanley, Series MTN	A–	5.550%	04/27/2017	N/A	4,129,644
3,000,000	Morgan Stanley, Series MTN	A–	6.250%	08/28/2017	N/A	3,432,402
4,000,000	Morgan Stanley, Series MTN	A–	5.950%	12/28/2017	N/A	4,565,452
500,000	National Bank of Canada, Series MTN (Canada)	A	1.450%	11/07/2017	10/07/17 @ 100	497,629
300,000	PNC Bank NA, Series BKNT	A–	5.250%	01/15/2017	N/A	330,658
2,300,000	PNC Bank NA, Series BKNT	A	1.125%	01/27/2017	12/28/16 @ 100	2,313,526
1,014,000	PNC Bank NA, Series BKNT	A–	4.875%	09/21/2017	N/A	1,121,163
1,400,000	PNC Funding Corp.	BBB+	5.625%	02/01/2017	N/A	1,554,077
2,900,000	Royal Bank of Canada (Canada)	AA–	1.200%	01/23/2017	N/A	2,918,621
5,300,000	Royal Bank of Canada (Canada)	Aaa	1.200%	09/19/2017	N/A	5,297,816
2,500,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.300%	01/10/2017	N/A	2,514,528
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.800%	07/18/2017	N/A	966,453
1,900,000	SunTrust Bank/Atlanta GA, Series BKNT	BBB+	1.350%	02/15/2017	01/15/17 @ 100	1,910,927
300,000	SunTrust Banks, Inc.	BBB	6.000%	09/11/2017	N/A	341,539
2,600,000	Svenska Handelsbanken AB (Sweden)	AA–	2.875%	04/04/2017	N/A	2,727,429
2,333,000	UBS AG, Series BKNT (Switzerland)	A	5.875%	12/20/2017	N/A	2,675,956
500,000	Union Bank NA, Series BKNT	A+	2.125%	06/16/2017	N/A	512,640
3,300,000	US Bancorp, Series MTN	A+	1.650%	05/15/2017	04/15/17 @ 100	3,354,533
3,500,000	US Bank NA/Cincinnati OH, Series BKNT	AA–	1.100%	01/30/2017	12/30/16 @ 100	3,521,973
4,359,000	Wachovia Corp.	A+	5.750%	06/15/2017	N/A	4,945,743
2,700,000	Wells Fargo & Co., Series MTN	A+	2.100%	05/08/2017	N/A	2,778,940
6,416,000	Wells Fargo & Co.	A+	5.625%	12/11/2017	N/A	7,309,864
1,770,000	Wells Fargo Bank NA, Series BKNT	A+	6.000%	11/15/2017	N/A	2,038,364
						206,978,547

	Beverages – 2.6%
2,500,000	Anheuser-Busch InBev Finance, Inc.	A	1.125%	01/27/2017	N/A	2,523,687
4,700,000	Anheuser-Busch InBev Worldwide, Inc.	A	1.375%	07/15/2017	N/A	4,737,619
2,070,000	Coca-Cola Co.(a)	AA	5.350%	11/15/2017	N/A	2,365,064
1,697,000	Diageo Capital PLC (United Kingdom)	A–	1.500%	05/11/2017	N/A	1,719,874
2,707,000	Diageo Capital PLC (United Kingdom)	A–	5.750%	10/23/2017	N/A	3,109,339
1,800,000	PepsiCo, Inc.	A–	1.250%	08/13/2017	N/A	1,808,852
						16,264,435

See notes to financial statements.
90 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Biotechnology – 1.1%
$3,800,000	Amgen, Inc.	A	2.125%	05/15/2017	N/A	$3,901,175
1,536,000	Amgen, Inc.	A	5.850%	06/01/2017	N/A	1,737,382
1,000,000	Celgene Corp.	BBB+	1.900%	08/15/2017	N/A	1,016,432
						6,654,989

	Chemicals – 1.0%
1,900,000	Eastman Chemical Co.	BBB	2.400%	06/01/2017	N/A	1,954,762
800,000	Ecolab, Inc.	BBB+	1.450%	12/08/2017	N/A	801,566
700,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	3.250%	12/01/2017	N/A	741,700
1,375,000	Rohm & Haas Co.	BBB	6.000%	09/15/2017	N/A	1,562,236
1,275,000	Sherwin-Williams Co.	A–	1.350%	12/15/2017	N/A	1,281,473
						6,341,737

	Commercial Services – 0.5%
1,675,000	ADT Corp.	BB–	2.250%	07/15/2017	N/A	1,661,391
500,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	BBB–	5.750%	04/15/2023	10/15/17 @ 103	540,625
1,000,000	Western Union Co.	BBB	2.875%	12/10/2017	N/A	1,033,267
						3,235,283

	Computers – 2.3%
780,000	Hewlett-Packard Co.	BBB+	5.400%	03/01/2017	N/A	868,244
3,000,000	Hewlett-Packard Co.	BBB+	2.600%	09/15/2017	N/A	3,110,823
1,800,000	International Business Machines Corp.	AA–	1.250%	02/06/2017	N/A	1,817,419
6,271,000	International Business Machines Corp.	AA–	5.700%	09/14/2017	N/A	7,176,827
1,300,000	NetApp, Inc.	BBB+	2.000%	12/15/2017	N/A	1,322,598
						14,295,911

	Diversified Financial Services – 12.5%
2,000,000	Air Lease Corp.	BBB–	5.625%	04/01/2017	N/A	2,205,000
2,648,000	American Express Co.	BBB+	6.150%	08/28/2017	N/A	3,044,861
4,800,000	American Express Credit Corp., Series MTN	A–	2.375%	03/24/2017	N/A	4,983,106
1,850,000	Bear Stearns Cos., LLC	A–	5.550%	01/22/2017	N/A	2,050,692
4,993,000	Bear Stearns Cos., LLC	A	6.400%	10/02/2017	N/A	5,780,151
1,100,000	BlackRock, Inc.	AA–	6.250%	09/15/2017	N/A	1,273,417
2,000,000	Capital One Bank USA NA, Series BKNT	BBB+	1.200%	02/13/2017	1/13/17 @ 100	2,004,082
800,000	Caterpillar Financial Services Corp., Series MTN	A	1.625%	06/01/2017	N/A	812,974
1,400,000	Caterpillar Financial Services Corp., Series MTNG	A	1.250%	11/06/2017	N/A	1,399,404
100,000	Eaton Vance Corp.	A–	6.500%	10/02/2017	N/A	115,524
1,750,000	Ford Motor Credit Co., LLC	BBB–	1.500%	01/17/2017	N/A	1,760,202
2,250,000	Ford Motor Credit Co., LLC	BBB–	4.250%	02/03/2017	N/A	2,418,741
3,250,000	Ford Motor Credit Co., LLC	BBB–	3.000%	06/12/2017	N/A	3,395,213
2,750,000	Ford Motor Credit Co., LLC	BBB–	6.625%	08/15/2017	N/A	3,176,836
3,300,000	General Electric Capital Corp.	AA+	2.900%	01/09/2017	N/A	3,462,710
3,076,000	General Electric Capital Corp., Series MTN	AA+	5.400%	02/15/2017	N/A	3,433,259
1,500,000	General Electric Capital Corp., Series MTN	AA+	2.450%	03/15/2017	N/A	1,556,018
3,850,000	General Electric Capital Corp., Series MTN	AA+	2.300%	04/27/2017	N/A	3,981,069
5,392,000	General Electric Capital Corp., Series MTN	AA+	5.625%	09/15/2017	N/A	6,119,332
2,000,000	General Electric Capital Corp., Series GMTN	AA+	1.600%	11/20/2017	N/A	2,018,700
3,250,000	International Lease Finance Corp.	BB+	8.750%	03/15/2017	N/A	3,804,531

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 91

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$1,000,000	International Lease Finance Corp.	BB+	8.875%	09/01/2017	N/A	$1,193,750
3,150,000	Murray Street Investment Trust I	A–	4.647%	03/09/2017	N/A	3,417,224
1,400,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	04/10/2017	N/A	1,570,698
1,900,000	NYSE Euronext	A	2.000%	10/05/2017	N/A	1,946,240
325,000	ORIX Corp. (Japan)(a)	A–	3.750%	03/09/2017	N/A	343,879
2,000,000	SLM Corp., Series MTN	BB	6.000%	01/25/2017	N/A	2,185,000
1,000,000	SLM Corp., Series MTN	BB	4.625%	09/25/2017	N/A	1,051,250
1,660,000	Toyota Motor Credit Corp., Series MTN	AA–	2.050%	01/12/2017	N/A	1,710,233
2,060,000	Toyota Motor Credit Corp., Series MTN(a)	AA–	1.750%	05/22/2017	N/A	2,106,441
3,400,000	Toyota Motor Credit Corp., Series MTN	AA–	1.250%	10/05/2017	N/A	3,409,676
						77,730,213

	Electric – 1.2%
1,300,000	American Electric Power Co., Inc.	BBB–	1.650%	12/15/2017	11/15/17 @ 100	1,309,243
2,320,000	Duke Energy Corp.	BBB	1.625%	08/15/2017	N/A	2,346,975
1,152,000	Exelon Generation Co., LLC	BBB	6.200%	10/01/2017	N/A	1,313,938
1,370,000	Pacific Gas & Electric Co.	BBB	5.625%	11/30/2017	N/A	1,557,254
1,070,000	Virginia Electric & Power Co.	A–	5.950%	09/15/2017	N/A	1,231,399
						7,758,809

	Electronics – 0.6%
1,310,000	Agilent Technologies, Inc.	BBB+	6.500%	11/01/2017	N/A	1,505,941
1,900,000	Thermo Fisher Scientific, Inc.	BBB	1.300%	02/01/2017	N/A	1,907,792
						3,413,733

	Engineering & Construction – 0.1%
560,000	ABB Finance USA, Inc.	A	1.625%	05/08/2017	N/A	567,268

	Food – 1.8%
600,000	ConAgra Foods, Inc.	BBB–	5.819%	06/15/2017	N/A	677,966
2,150,000	General Mills Inc.	BBB+	5.700%	02/15/2017	N/A	2,412,536
2,251,000	Kraft Foods Group, Inc.	BBB	2.250%	06/05/2017	N/A	2,317,630
1,070,000	Kroger Co.	BBB	6.400%	08/15/2017	N/A	1,234,040
2,199,000	Mondelez International, Inc.	BBB–	6.500%	08/11/2017	N/A	2,540,311
850,000	Safeway, Inc.	BBB	6.350%	08/15/2017	N/A	968,680
1,250,000	Unilever Capital Corp.	A+	0.850%	08/02/2017	N/A	1,241,369
						11,392,532

	Gas – 0.2%
1,150,000	Sempra Energy	BBB+	2.300%	04/01/2017	N/A	1,183,318

	Health Care Products – 0.9%
1,000,000	Baxter International, Inc.	A–	1.850%	01/15/2017	N/A	1,024,938
2,738,000	Covidien International Finance SA (Luxembourg)	A	6.000%	10/15/2017	N/A	3,149,152
1,300,000	Hospira, Inc.	BBB–	6.050%	03/30/2017	N/A	1,440,983
						5,615,073

	Health Care Services – 0.7%
1,000,000	Aetna, Inc.	A	1.500%	11/15/2017	10/15/17 @ 100	1,005,817
830,000	Laboratory Corp. of America Holdings	BBB+	2.200%	08/23/2017	N/A	848,379
1,100,000	UnitedHealth Group, Inc.	A	1.400%	10/15/2017	N/A	1,107,856
1,070,000	WellPoint, Inc.	A–	5.875%	06/15/2017	N/A	1,204,355
						4,166,407

See notes to financial statements.
92 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Household Products & Housewares – 0.3%
$1,759,000	Kimberly-Clark Corp.	A	6.125%	08/01/2017	N/A	$2,033,631

	Insurance – 2.5%
1,600,000	ACE INA Holdings, Inc.	A+	5.700%	02/15/2017	N/A	1,795,376
1,450,000	Aflac, Inc.	A–	2.650%	02/15/2017	N/A	1,512,211
2,200,000	American International Group, Inc.	A–	3.800%	03/22/2017	N/A	2,363,148
2,500,000	American International Group, Inc., Series MTN	A–	5.450%	05/18/2017	N/A	2,799,642
2,500,000	Berkshire Hathaway Finance Corp.	AA	1.600%	05/15/2017	N/A	2,543,988
1,800,000	Berkshire Hathaway, Inc.	AA	1.900%	01/31/2017	N/A	1,849,867
300,000	Hartford Financial Services Group, Inc.	BBB	5.375%	03/15/2017	N/A	333,337
500,000	MetLife, Inc.	A–	1.756%	12/15/2017	N/A	506,594
1,420,000	Prudential Financial, Inc., Series MTN	A	6.000%	12/01/2017	N/A	1,632,781
						15,336,944

	Internet – 0.9%
2,300,000	Amazon.com, Inc.	AA–	1.200%	11/29/2017	N/A	2,292,757
2,000,000	eBay, Inc.	A	1.350%	07/15/2017	N/A	2,010,806
1,350,000	Symantec Corp.	BBB	2.750%	06/15/2017	05/15/17 @ 100	1,387,731
						5,691,294

	Iron & Steel – 0.2%
40,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	42,450
1,130,000	Nucor Corp.	A	5.750%	12/01/2017	N/A	1,292,250
						1,334,700

	Leisure Time – 0.2%
1,100,000	Carnival Corp. (Panama)	BBB+	1.875%	12/15/2017	N/A	1,107,974

	Lodging – 0.3%
1,550,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB–	5.375%	03/15/2022	03/15/17 @ 103	1,627,500

	Machinery-Construction & Mining – 0.2%
1,050,000	Caterpillar, Inc.	A	1.500%	06/26/2017	N/A	1,062,204

	Machinery-Diversified – 0.6%
500,000	John Deere Capital Corp., Series MTN	A	2.000%	01/13/2017	N/A	515,289
950,000	John Deere Capital Corp., Series MTN	A	1.400%	03/15/2017	N/A	963,204
800,000	John Deere Capital Corp., Series MTN	A	2.800%	09/18/2017	N/A	841,874
1,500,000	John Deere Capital Corp.	A	1.200%	10/10/2017	N/A	1,500,846
						3,821,213

	Media – 3.5%
712,000	Comcast Cable Communications, LLC	A–	8.875%	05/01/2017	N/A	867,425
2,200,000	Comcast Corp.	A–	6.500%	01/15/2017	N/A	2,517,990
2,069,000	Comcast Corp.	A–	6.300%	11/15/2017	N/A	2,417,180
2,350,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	2.400%	03/15/2017	N/A	2,429,310
1,000,000	Thomson Reuters Corp. (Canada)	BBB+	1.300%	02/23/2017	N/A	1,003,929
4,158,000	Time Warner Cable, Inc.	BBB	5.850%	05/01/2017	N/A	4,698,386
900,000	Time Warner Cos., Inc.	BBB	7.250%	10/15/2017	N/A	1,058,970
2,100,000	Viacom, Inc.	BBB	3.500%	04/01/2017	N/A	2,238,417
600,000	Viacom, Inc.	BBB	6.125%	10/05/2017	N/A	691,382
2,400,000	Walt Disney Co., Series MTN	A	1.125%	02/15/2017	N/A	2,419,310
1,700,000	Walt Disney Co., Series MTN	A	1.100%	12/01/2017	N/A	1,694,628
						22,036,927

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 93

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Mining – 0.9%
$1,496,000	Alcoa, Inc.	BBB–	5.550%	02/01/2017	N/A	$1,630,235
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.150%	03/01/2017	N/A	613,807
980,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.000%	03/22/2017	02/22/17 @ 100	1,005,817
2,380,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	1.625%	08/21/2017	07/21/17 @ 100	2,410,074
						5,659,933

	Miscellaneous Manufacturing – 2.3%
1,300,000	3M Co., Series MTN	AA–	1.000%	06/26/2017	N/A	1,303,810
2,300,000	Eaton Corp.	A–	1.500%	11/02/2017	N/A	2,312,018
8,109,000	General Electric Co.	AA+	5.250%	12/06/2017	N/A	9,184,472
1,434,000	Tyco Electronics Group SA (Luxembourg)	A–	6.550%	10/01/2017	N/A	1,666,328
						14,466,628

	Office & Business Equipment – 0.4%
770,000	Pitney Bowes, Inc., Series MTN	BBB	5.750%	09/15/2017	N/A	867,423
800,000	Xerox Corp.	BBB	6.750%	02/01/2017	N/A	912,578
900,000	Xerox Corp.	BBB	2.950%	03/15/2017	N/A	940,851
						2,720,852

	Oil & Gas – 7.6%
3,992,000	Anadarko Petroleum Corp.	BBB–	6.375%	09/15/2017	N/A	4,613,610
965,000	Apache Corp.	A–	5.625%	01/15/2017	N/A	1,078,453
2,400,000	BP Capital Markets PLC (United Kingdom)	A	1.846%	05/05/2017	N/A	2,453,894
2,300,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	11/06/2017	N/A	2,310,930
2,508,000	Canadian Natural Resources Ltd. (Canada)	BBB+	5.700%	05/15/2017	N/A	2,829,726
3,800,000	Chevron Corp.	AA	1.104%	12/05/2017	11/05/17 @ 100	3,791,070
2,600,000	ConocoPhillips Co.	A	1.050%	12/15/2017	11/15/17 @ 100	2,588,105
1,280,000	Devon Energy Corp.	BBB+	1.875%	05/15/2017	04/15/17 @ 100	1,304,156
1,580,000	EnCana Corp. (Canada)	BBB	5.900%	12/01/2017	N/A	1,808,511
813,000	EOG Resources, Inc.	A–	5.875%	09/15/2017	N/A	929,442
1,287,000	Marathon Oil Corp.	BBB	6.000%	10/01/2017	N/A	1,474,458
900,000	Murphy Oil Corp.	BBB	2.500%	12/01/2017	N/A	923,917
2,200,000	Occidental Petroleum Corp.	A	1.750%	02/15/2017	N/A	2,242,451
2,800,000	Phillips 66	BBB	2.950%	05/01/2017	N/A	2,934,476
1,800,000	Plains Exploration & Production Co.	BBB	6.750%	02/01/2022	02/01/17 @ 103	2,029,500
1,800,000	Shell International Finance BV (Netherlands)	AA	5.200%	03/22/2017	N/A	2,013,370
1,950,000	Shell International Finance BV (Netherlands)	AA	1.125%	08/21/2017	N/A	1,953,208
1,170,000	Statoil ASA (Norway)	AA–	3.125%	08/17/2017	N/A	1,244,627
500,000	Total Capital International SA (France)	AA–	1.000%	01/10/2017	N/A	502,404
2,000,000	Total Capital International SA (France)	AA–	1.500%	02/17/2017	N/A	2,033,972
3,300,000	Total Capital International SA (France)	AA–	1.550%	06/28/2017	N/A	3,350,394
1,250,000	Transocean, Inc. (Cayman Islands)	BBB–	2.500%	10/15/2017	N/A	1,279,549
1,732,000	Valero Energy Corp.	BBB	6.125%	06/15/2017	N/A	1,980,504
						47,670,727

	Oil & Gas Services – 0.3%
800,000	National Oilwell Varco, Inc.	A	1.350%	12/01/2017	N/A	800,743
1,070,000	Weatherford International, Inc.	BBB–	6.350%	06/15/2017	N/A	1,218,647
						2,019,390

See notes to financial statements.
94 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pharmaceuticals – 5.3%
$8,300,000	AbbVie, Inc.	A	1.750%	11/06/2017	N/A	$8,379,290
2,125,000	Actavis, Inc.	BBB–	1.875%	10/01/2017	N/A	2,150,551
3,482,000	AstraZeneca PLC (United Kingdom)	AA–	5.900%	09/15/2017	N/A	3,999,220
1,300,000	Bristol-Myers Squibb Co.	A+	0.875%	08/01/2017	N/A	1,290,835
2,370,000	ELI Lilly & Co.	AA–	5.200%	03/15/2017	N/A	2,641,377
3,000,000	Express Scripts Holding Co.	BBB+	2.650%	02/15/2017	N/A	3,118,116
4,100,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	1.500%	05/08/2017	N/A	4,153,919
1,846,000	Johnson & Johnson	AAA	5.550%	08/15/2017	N/A	2,114,482
570,000	McKesson Corp.	BBB+	5.700%	03/01/2017	N/A	642,053
1,800,000	Merck & Co., Inc.	AA	6.000%	09/15/2017	N/A	2,081,954
1,400,000	Pfizer, Inc.	AA	0.900%	01/15/2017	N/A	1,400,623
1,000,000	Wyeth, LLC	AA	5.450%	04/01/2017	N/A	1,119,683
						33,092,103

	Pipelines – 1.0%
900,000	DCP Midstream Operating, LP	BBB–	2.500%	12/01/2017	11/01/17 @ 100	926,698
2,357,000	Enterprise Products Operating, LLC, Series L	BBB+	6.300%	09/15/2017	N/A	2,728,237
1,361,000	Kinder Morgan Energy Partners LP	BBB	6.000%	02/01/2017	N/A	1,524,817
1,135,000	Williams Partners, LP / Williams Partners Finance Corp.	BBB	7.250%	02/01/2017	N/A	1,304,656
						6,484,408

	Real Estate Investment Trusts – 0.7%
800,000	American Tower Corp.	BBB–	7.000%	10/15/2017	N/A	931,673
1,675,000	ERP Operating, LP	BBB+	5.750%	06/15/2017	N/A	1,898,857
570,000	HCP, Inc.	BBB+	6.000%	01/30/2017	N/A	641,087
1,100,000	Simon Property Group, LP(a)	A	2.150%	09/15/2017	06/15/17 @ 100	1,133,911
						4,605,528

	Retail – 3.3%
1,877,000	Costco Wholesale Corp.	A+	5.500%	03/15/2017	N/A	2,110,636
2,500,000	Costco Wholesale Corp.	A+	1.125%	12/15/2017	N/A	2,491,585
2,686,000	CVS Caremark Corp.	BBB+	5.750%	06/01/2017	N/A	3,040,458
1,090,000	Darden Restaurants, Inc.	BBB–	6.200%	10/15/2017	N/A	1,255,764
800,000	Dollar General Corp.	BBB–	4.125%	07/15/2017	N/A	858,265
1,400,000	Kohl’s Corp.	BBB+	6.250%	12/15/2017	N/A	1,626,120
500,000	Lowe’s Cos., Inc.	A–	1.625%	04/15/2017	03/15/17 @ 100	508,096
1,180,000	McDonald’s Corp., Series GMTN	A	5.800%	10/15/2017	N/A	1,357,454
950,000	Starbucks Corp.	A–	6.250%	08/15/2017	N/A	1,096,691
1,769,000	Target Corp.	A	5.375%	05/01/2017	N/A	1,986,881
2,350,000	Walgreen Co.	BBB	1.800%	09/15/2017	N/A	2,382,846
1,726,000	Wal-Mart Stores, Inc.	AA	5.375%	04/05/2017	N/A	1,946,315
						20,661,111

	Semiconductors – 1.1%
995,000	Altera Corp.	A–	1.750%	05/15/2017	N/A	1,006,670
6,000,000	Intel Corp.	A+	1.350%	12/15/2017	N/A	6,013,896
						7,020,566
See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Software – 1.5%
$900,000	Fidelity National Information Services, Inc.	BBB	5.000%	03/15/2022	03/15/17 @ 103	$948,524
970,000	Fiserv, Inc.	BBB	6.800%	11/20/2017	N/A	1,128,736
820,000	Intuit, Inc.	BBB+	5.750%	03/15/2017	N/A	920,929
1,050,000	Microsoft Corp.	AAA	0.875%	11/15/2017	N/A	1,043,700
5,000,000	Oracle Corp.	A+	1.200%	10/15/2017	N/A	4,997,900
						9,039,789

	Telecommunications – 4.1%
1,870,000	AT&T, Inc.	A–	1.600%	02/15/2017	N/A	1,897,137
3,000,000	AT&T, Inc.	A–	1.700%	06/01/2017	N/A	3,039,282
3,400,000	AT&T, Inc.	A–	1.400%	12/01/2017	N/A	3,393,924
800,000	British Telecommunications PLC (United Kingdom)	BBB	1.250%	02/14/2017	N/A	803,329
800,000	CC Holdings GS V, LLC / Crown Castle GS III Corp.	BBB–	2.381%	12/15/2017	N/A	816,581
1,500,000	Cisco Systems, Inc.	AA–	3.150%	03/14/2017	N/A	1,591,830
1,400,000	Nippon Telegraph & Telephone Corp. (Japan)	AA	1.400%	07/18/2017	N/A	1,411,014
800,000	Qwest Corp.	BBB–	6.500%	06/01/2017	N/A	902,725
1,700,000	Telefonica Emisiones SAU (Spain)	BBB	6.221%	07/03/2017	N/A	1,930,092
1,559,000	Verizon Communications, Inc.	BBB+	5.500%	04/01/2017	N/A	1,751,925
900,000	Verizon Communications, Inc.	BBB+	1.100%	11/01/2017	N/A	893,043
2,681,000	Vodafone Group PLC (United Kingdom)	A–	5.625%	02/27/2017	N/A	3,003,109
1,900,000	Vodafone Group PLC (United Kingdom)	A–	1.625%	03/20/2017	N/A	1,925,124
2,400,000	Vodafone Group PLC (United Kingdom)	A–	1.250%	09/26/2017	N/A	2,391,262
						25,750,377

	Transportation – 0.5%
1,630,000	Burlington Northern Santa Fe, LLC	BBB+	5.650%	05/01/2017	N/A	1,845,070
1,000,000	Norfolk Southern Corp.	BBB+	7.700%	05/15/2017	N/A	1,187,252
						3,032,322

	Water – 0.1%
505,000	American Water Capital Corp.	A–	6.085%	10/15/2017	N/A	568,041

	Total Corporate Bonds – 98.9%
	(Cost $607,919,677)					617,848,503

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.1%
634,390	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)
	(Cost $634,390)	$634,390

	Total Investments – 99.0%
	(Cost $608,554,067)	618,482,893
	Other Assets in excess of Liabilities – 1.0%	6,088,581
	Net Assets – 100.0%	$624,571,474

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.
96 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCH Guggenheim BulletShares 2017 Corporate Bond ETF continued

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

SpA – Limited Share Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund’s securities on loan was $619,240 and the total market value of the collateral held by the Fund was $634,390.

(c)	Interest rate shown reflects yield as of May 31,2014.

% of Corporate
Country Breakdown	Bonds
United States	81.8%
United Kingdom	4.9%
Canada	4.1%
France	1.9%
Germany	1.7%
Netherlands	1.5%
Japan	0.9%
Luxembourg	0.8%
Italy	0.7%
Sweden	0.4%
Switzerland	0.4%
Spain	0.3%
Cayman Islands	0.2%
Norway	0.2%
Panama	0.2%
Subject to change daily.

See notes to financial statements.
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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 99.0%
	Corporate Bonds – 99.0%
	Aerospace & Defense – 0.3%
$950,000	Northrop Grumman Corp.	BBB	1.750%	06/01/2018	N/A	$946,277

	Agriculture – 1.7%
1,673,000	Altria Group, Inc.	BBB+	9.700%	11/10/2018	N/A	2,215,848
420,000	Archer-Daniels-Midland Co.	A	5.450%	03/15/2018	N/A	479,042
2,855,000	Philip Morris International, Inc.	A	5.650%	05/16/2018	N/A	3,293,220
						5,988,110

	Auto Manufacturers – 0.6%
650,000	Toyota Motor Credit Corp., Series MTN	AA–	1.375%	01/10/2018	N/A	653,255
1,500,000	Toyota Motor Credit Corp., Series MTN	AA–	2.000%	10/24/2018	N/A	1,523,259
						2,176,514

	Banks – 30.4%
1,000,000	Abbey National Treasury Services PLC (United Kingdom)	A	3.050%	08/23/2018	N/A	1,047,965
3,400,000	Bank of America Corp.	A–	2.000%	01/11/2018	N/A	3,426,884
6,225,000	Bank of America Corp., Series MTN	A–	6.875%	04/25/2018	N/A	7,375,554
2,750,000	Bank of America Corp., Series MTNL	A–	5.650%	05/01/2018	N/A	3,130,801
1,000,000	Bank of America Corp.	A–	6.500%	07/15/2018	N/A	1,173,281
1,300,000	Bank of America Corp.	A–	6.875%	11/15/2018	N/A	1,558,419
1,500,000	Bank of Montreal, Series MTN (Canada)	A+	1.450%	04/09/2018	03/09/18 @ 100	1,492,057
962,000	Bank of New York Mellon Corp.	A+	1.300%	01/25/2018	12/25/17 @ 100	956,818
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.100%	08/01/2018	N/A	508,196
2,000,000	Bank of Nova Scotia (Canada)	A+	1.450%	04/25/2018	N/A	1,990,044
1,942,000	Bank of Nova Scotia (Canada)	A+	2.050%	10/30/2018	N/A	1,960,626
200,000	BB&T Corp., Series MTN	A–	1.450%	01/12/2018	12/12/17 @ 100	199,703
500,000	BB&T Corp., Series MTN	A–	2.050%	06/19/2018	05/15/18 @ 100	506,420
1,460,000	BNP Paribas SA, Series MTN (France)	A+	2.700%	08/20/2018	N/A	1,497,940
1,000,000	BNP Paribas SA, Series MTN (France)	A+	2.400%	12/12/2018	N/A	1,012,345
500,000	Branch Banking & Trust Co., Series BKNT	A	2.300%	10/15/2018	09/15/18 @ 100	510,621
700,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.550%	01/23/2018	12/23/17 @ 100	704,891
500,000	Capital One NA, Series BKNT	BBB+	1.500%	03/22/2018	02/22/18 @ 100	496,655
1,000,000	Citigroup, Inc.	A–	1.750%	05/01/2018	N/A	996,155
3,105,000	Citigroup, Inc.	A–	6.125%	05/15/2018	N/A	3,594,867
1,500,000	Citigroup, Inc.	A–	2.500%	09/26/2018	N/A	1,525,684
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	1.700%	03/19/2018	N/A	1,004,675
950,000	Credit Suisse (Switzerland)	BBB+	6.000%	02/15/2018	N/A	1,088,315
300,000	Discover Bank	BBB	2.000%	02/21/2018	N/A	302,550
360,000	Fifth Third Bancorp	BBB	4.500%	06/01/2018	N/A	394,620
250,000	Fifth Third Bank, Series BKNT	A–	1.450%	02/28/2018	01/28/18 @ 100	249,164
3,200,000	Goldman Sachs Group, Inc.	A–	5.950%	01/18/2018	N/A	3,650,016
2,200,000	Goldman Sachs Group, Inc., Series GLOB	A–	2.375%	01/22/2018	N/A	2,239,426
4,125,000	Goldman Sachs Group, Inc.	A–	6.150%	04/01/2018	N/A	4,748,551
3,000,000	Goldman Sachs Group, Inc.	A–	2.900%	07/19/2018	N/A	3,104,874
1,450,000	HBOS PLC, Series REGS (United Kingdom)	BBB–	6.750%	05/21/2018	N/A	1,676,584

See notes to financial statements.
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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$2,000,000	HSBC USA, Inc.	A+	1.625%	01/16/2018	N/A	$2,010,004
1,500,000	HSBC USA, Inc.	A+	2.625%	09/24/2018	N/A	1,556,573
2,000,000	Intesa Sanpaolo SpA (Italy)	BBB	3.875%	01/16/2018	N/A	2,109,940
4,475,000	JPMorgan Chase & Co.	A	6.000%	01/15/2018	N/A	5,149,620
1,500,000	JPMorgan Chase & Co.	A	1.800%	01/25/2018	N/A	1,510,440
2,100,000	JPMorgan Chase & Co.	A	1.625%	05/15/2018	N/A	2,090,638
1,300,000	KeyBank NA, Series BKNT	A–	1.650%	02/01/2018	N/A	1,304,492
500,000	KeyCorp, Series MTN	BBB+	2.300%	12/13/2018	11/13/18 @ 100	507,792
1,000,000	Lloyds Bank PLC (United Kingdom)	A	2.300%	11/27/2018	N/A	1,020,463
500,000	Manufacturers & Traders Trust Co., Series BKNT	A	1.450%	03/07/2018	02/05/18 @ 100	497,955
3,800,000	Morgan Stanley, Series GMTN	A–	6.625%	04/01/2018	N/A	4,454,311
3,000,000	Morgan Stanley	A–	2.125%	04/25/2018	N/A	3,030,558
656,000	Regions Bank, Series BKNT	BBB–	7.500%	05/15/2018	N/A	782,700
750,000	Regions Financial Corp.	BBB–	2.000%	05/15/2018	04/15/18 @ 100	748,800
1,000,000	Royal Bank of Canada, Series MTN (Canada)	AA–	1.500%	01/16/2018	N/A	1,003,078
2,500,000	Royal Bank of Canada, Series GMTN (Canada)	AA–	2.200%	07/27/2018	N/A	2,558,690
2,000,000	Royal Bank of Canada (Canada)	Aaa	2.000%	10/01/2018	N/A	2,036,318
200,000	Royal Bank of Scotland NV (Netherlands)	BBB–	4.650%	06/04/2018	N/A	210,944
500,000	Santander Bank NA	BBB–	8.750%	05/30/2018	N/A	609,974
500,000	Societe Generale SA (France)	A	2.625%	10/01/2018	N/A	511,236
1,000,000	State Street Corp.	A+	1.350%	05/15/2018	N/A	991,902
250,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	1.500%	01/18/2018	N/A	248,903
950,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	2.500%	07/19/2018	N/A	976,609
1,000,000	SunTrust Banks, Inc.	BBB	2.350%	11/01/2018	10/01/18 @ 100	1,017,138
1,100,000	Svenska Handelsbanken AB (Sweden)	AA–	1.625%	03/21/2018	N/A	1,101,717
1,367,000	Toronto-Dominion Bank, Series MTN (Canada)	AA–	1.400%	04/30/2018	N/A	1,358,106
1,500,000	Toronto-Dominion Bank, Series MTN (Canada)	AA–	2.625%	09/10/2018	N/A	1,554,824
2,244,000	UBS AG, Series BKNT (Switzerland)	A	5.750%	04/25/2018	N/A	2,582,752
1,000,000	Union Bank NA	A+	2.625%	09/26/2018	08/26/18 @ 100	1,030,041
1,000,000	US Bancorp, Series MTN	A+	1.950%	11/15/2018	10/15/18 @ 100	1,009,535
3,075,000	Wachovia Corp., Series MTN	A+	5.750%	02/01/2018	N/A	3,529,897
2,400,000	Wells Fargo & Co.	A+	1.500%	01/16/2018	N/A	2,400,638
						105,631,289

	Beverages – 3.6%
600,000	Anheuser-Busch Cos., LLC	A	5.500%	01/15/2018	N/A	684,737
950,000	Anheuser-Busch InBev Finance, Inc.	A	1.250%	01/17/2018	N/A	949,920
760,000	Coca-Cola Co.	AA	1.650%	03/14/2018	N/A	771,961
1,900,000	Coca-Cola Co.	AA	1.150%	04/01/2018	N/A	1,886,415
1,000,000	Coca-Cola Co.	AA	1.650%	11/01/2018	N/A	1,011,407
1,500,000	Coca-Cola Femsa SAB de CV (Mexico)	A–	2.375%	11/26/2018	N/A	1,526,612
500,000	Diageo Capital PLC (United Kingdom)	A–	1.125%	04/29/2018	N/A	492,072
600,000	Dr Pepper Snapple Group, Inc.	BBB+	6.820%	05/01/2018	N/A	705,907
1,900,000	PepsiCo, Inc.	A–	5.000%	06/01/2018	N/A	2,151,805
1,975,000	PepsiCo, Inc.	A–	7.900%	11/01/2018	N/A	2,476,425
						12,657,261

See notes to financial statements.
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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Biotechnology – 0.2%
$400,000	Amgen, Inc.	A	6.150%	06/01/2018	N/A	$468,712
300,000	Biogen IDEC, Inc.	A–	6.875%	03/01/2018	N/A	355,652
						824,364

	Building Materials – 0.3%
700,000	CRH America, Inc.	BBB+	8.125%	07/15/2018	N/A	863,424

	Chemicals – 1.1%
880,000	CF Industries, Inc.	BBB–	6.875%	05/01/2018	N/A	1,042,228
650,000	Dow Chemical Co.	BBB	5.700%	05/15/2018	N/A	741,306
1,010,000	EI du Pont de Nemours & Co.	A	6.000%	07/15/2018	N/A	1,186,572
650,000	PPG Industries, Inc.	A–	6.650%	03/15/2018	N/A	762,554
						3,732,660

	Commercial Services – 0.1%
300,000	Total System Services, Inc.	BBB+	2.375%	06/01/2018	N/A	301,055

	Computers – 3.5%
4,100,000	Apple, Inc.	AA+	1.000%	05/03/2018	N/A	4,037,389
505,000	Computer Sciences Corp.	BBB+	6.500%	03/15/2018	N/A	585,085
2,800,000	EMC Corp.	A	1.875%	06/01/2018	N/A	2,833,754
950,000	Hewlett-Packard Co.	BBB+	5.500%	03/01/2018	N/A	1,080,961
800,000	International Business Machines Corp.	AA–	1.250%	02/08/2018	N/A	798,213
2,150,000	International Business Machines Corp.	AA–	7.625%	10/15/2018	N/A	2,684,329
						12,019,731

	Cosmetics & Personal Care – 0.3%
1,000,000	Procter & Gamble Co.	AA–	1.600%	11/15/2018	N/A	1,007,199

	Diversified Financial Services – 8.1%
1,175,000	American Express Co.	BBB+	7.000%	03/19/2018	N/A	1,404,503
2,000,000	American Express Co.	BBB+	1.550%	05/22/2018	N/A	2,000,588
750,000	American Express Credit Corp.	A–	2.125%	07/27/2018	N/A	766,270
850,000	American Honda Finance Corp.	A+	2.125%	10/10/2018	N/A	866,431
1,411,000	Associates Corp. of North America	A–	6.950%	11/01/2018	N/A	1,691,584
2,890,000	Bear Stearns Cos., LLC	A	7.250%	02/01/2018	N/A	3,455,082
400,000	Bear Stearns Cos., LLC	A3	4.650%	07/02/2018	N/A	442,756
500,000	Capital One Bank USA NA, Series BKNT	BBB+	2.150%	11/21/2018	10/21/18 @ 100	505,394
1,250,000	Ford Motor Credit Co., LLC	BBB–	2.375%	01/16/2018	N/A	1,275,828
1,950,000	Ford Motor Credit Co., LLC	BBB–	5.000%	05/15/2018	N/A	2,171,557
1,000,000	Ford Motor Credit Co., LLC	BBB–	2.875%	10/01/2018	N/A	1,034,707
1,750,000	General Electric Capital Corp.	AA+	1.625%	04/02/2018	N/A	1,759,900
3,825,000	General Electric Capital Corp., Series GMTN	AA+	5.625%	05/01/2018	N/A	4,399,339
500,000	Intercontinental Exchange, Inc.	A	2.500%	10/15/2018	N/A	514,148
500,000	International Lease Finance Corp.	BB+	3.875%	04/15/2018	N/A	514,688
670,000	Jefferies Group, LLC	BBB	5.125%	04/13/2018	N/A	737,310
250,000	National Rural Utilities Cooperative Finance Corp.	A+	5.450%	02/01/2018	N/A	284,902
1,124,000	National Rural Utilities Cooperative Finance Corp.	A+	10.375%	11/01/2018	N/A	1,524,264
2,375,000	SLM Corp., Series MTN	BB	8.450%	06/15/2018	N/A	2,801,016
						28,150,267

See notes to financial statements.
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PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric – 3.8%
$500,000	Berkshire Hathaway Energy Co.	BBB+	5.750%	04/01/2018	N/A	$573,625
520,000	Commonwealth Edison Co.	A–	5.800%	03/15/2018	N/A	598,096
420,000	Consolidated Edison Co. of New York, Inc., Series 08-A	A–	5.850%	04/01/2018	N/A	485,078
1,150,000	Consolidated Edison Co. of New York, Inc.	A–	7.125%	12/01/2018	N/A	1,408,510
550,000	Dominion Resources, Inc.	BBB+	6.400%	06/15/2018	N/A	647,880
567,000	Duke Energy Carolinas, LLC, Series C	A	7.000%	11/15/2018	N/A	692,671
1,100,000	Duke Energy Corp.	BBB	2.100%	06/15/2018	05/15/18 @ 100	1,116,539
400,000	Duke Energy Florida, Inc.	A	5.650%	06/15/2018	N/A	460,078
750,000	FirstEnergy Corp., Series A	BB+	2.750%	03/15/2018	02/15/18 @ 100	759,356
810,000	Nevada Power Co.	A	6.500%	08/01/2018	N/A	964,992
383,000	NiSource Finance Corp.	BBB–	6.400%	03/15/2018	N/A	443,109
550,000	Northern States Power Co.	A	5.250%	03/01/2018	N/A	622,351
650,000	Oncor Electric Delivery Co., LLC	A	6.800%	09/01/2018	N/A	778,821
815,000	Pacific Gas & Electric Co.	BBB	8.250%	10/15/2018	N/A	1,024,783
350,000	PacifiCorp	A	5.650%	07/15/2018	N/A	402,709
400,000	PECO Energy Co.	A–	5.350%	03/01/2018	N/A	452,508
400,000	Southern Co.	A–	2.450%	09/01/2018	N/A	411,356
450,000	TransAlta Corp. (Canada)	BBB–	6.650%	05/15/2018	N/A	513,362
720,000	Virginia Electric and Power Co.	A–	5.400%	04/30/2018	N/A	824,284
						13,180,108

	Electronics – 1.0%
860,000	Honeywell International, Inc.	A	5.300%	03/01/2018	N/A	981,754
1,620,000	Koninklijke Philips NV (Netherlands)	A–	5.750%	03/11/2018	N/A	1,862,862
550,000	Thermo Fisher Scientific, Inc.	BBB	1.850%	01/15/2018	N/A	555,342
						3,399,958

	Environmental Control – 0.4%
900,000	Republic Services, Inc.	BBB+	3.800%	05/15/2018	N/A	969,627
450,000	Waste Management, Inc.	A–	6.100%	03/15/2018	N/A	521,790
						1,491,417

	Food – 1.3%
650,000	ConAgra Foods, Inc.	BBB–	1.900%	01/25/2018	N/A	655,203
950,000	Kraft Foods Group, Inc.	BBB	6.125%	08/23/2018	N/A	1,109,777
1,025,000	Mondelez International, Inc.	BBB–	6.125%	02/01/2018	N/A	1,187,864
680,000	Mondelez International, Inc.	BBB–	6.125%	08/23/2018	N/A	796,776
600,000	SYSCO Corp.	A	5.250%	02/12/2018	N/A	676,240
						4,425,860

	Forest Products & Paper – 0.6%
1,760,000	International Paper Co.	BBB	7.950%	06/15/2018	N/A	2,168,769

	Gas – 0.0%***
100,000	Sempra Energy	BBB+	6.150%	06/15/2018	N/A	116,914

	Health Care Products – 1.0%
550,000	Baxter International, Inc.	A–	5.375%	06/01/2018	N/A	628,548
500,000	Baxter International, Inc.	A–	1.850%	06/15/2018	N/A	502,087
500,000	Boston Scientific Corp.	BBB–	2.650%	10/01/2018	N/A	511,258

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 101

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Health Care Products continued
$100,000	CR Bard, Inc.	A	1.375%	01/15/2018	N/A	$99,763
550,000	Edwards Lifesciences Corp.	BBB–	2.875%	10/15/2018	N/A	565,074
900,000	Medtronic, Inc.	AA–	1.375%	04/01/2018	N/A	898,750
300,000	Stryker Corp.	A+	1.300%	04/01/2018	N/A	296,757
						3,502,237

	Health Care Services – 0.8%
200,000	Aetna, Inc.	A	6.500%	09/15/2018	N/A	237,622
500,000	Humana, Inc.	BBB+	7.200%	06/15/2018	N/A	598,431
800,000	UnitedHealth Group, Inc.	A	6.000%	02/15/2018	N/A	924,850
450,000	WellPoint, Inc.	A–	1.875%	01/15/2018	N/A	450,823
500,000	WellPoint, Inc.	A–	2.300%	07/15/2018	N/A	508,226
						2,719,952

	Household Products & Housewares – 0.1%
400,000	Kimberly-Clark Corp.	A	7.500%	11/01/2018	N/A	497,888

	Insurance – 3.9%
2,800,000	American International Group, Inc., Series MTN	A–	5.850%	01/16/2018	N/A	3,206,683
2,800,000	American International Group, Inc.	A–	8.250%	08/15/2018	N/A	3,502,027
500,000	Berkshire Hathaway Finance Corp.	AA	1.300%	05/15/2018	N/A	497,851
1,475,000	Berkshire Hathaway Finance Corp.	AA	5.400%	05/15/2018	N/A	1,692,077
1,100,000	Berkshire Hathaway, Inc.	AA	1.550%	02/09/2018	N/A	1,105,408
360,000	Chubb Corp.	A+	5.750%	05/15/2018	N/A	415,694
450,000	Genworth Holdings, Inc., Series MTN(a)	BBB–	6.515%	05/22/2018	N/A	523,697
100,000	Hartford Financial Services Group, Inc.	BBB	6.300%	03/15/2018	N/A	116,403
900,000	MetLife, Inc., Series A	A–	6.817%	08/15/2018	N/A	1,080,008
560,000	Travelers Cos., Inc.	A	5.800%	05/15/2018	N/A	647,701
750,000	Voya Financial, Inc.	BBB–	2.900%	02/15/2018	N/A	779,035
						13,566,584

	Internet – 0.2%
600,000	Expedia, Inc.	BBB–	7.456%	08/15/2018	N/A	712,685

	Investment Companies – 0.2%
500,000	Ares Capital Corp.	BBB	4.875%	11/30/2018	N/A	528,173

	Iron & Steel – 0.4%
700,000	Cliffs Natural Resources, Inc.(a)	BBB–	3.950%	01/15/2018	N/A	711,245
540,000	Nucor Corp.	A	5.850%	06/01/2018	N/A	623,368
						1,334,613

	Machinery-Construction & Mining – 0.9%
700,000	Caterpillar Financial Services Corp., Series MTN	A	5.450%	04/15/2018	N/A	802,209
900,000	Caterpillar Financial Services Corp., Series MTN	A	7.050%	10/01/2018	N/A	1,092,283
1,100,000	Caterpillar, Inc.	A	7.900%	12/15/2018	N/A	1,383,442
						3,277,934

	Machinery-Diversified – 0.6%
100,000	John Deere Capital Corp., Series MTN	A	5.350%	04/03/2018	N/A	113,748
300,000	John Deere Capital Corp., Series MTN	A	5.750%	09/10/2018	N/A	350,436
1,150,000	John Deere Capital Corp., Series MTN	A	1.950%	12/13/2018	N/A	1,159,347
500,000	Roper Industries, Inc.	BBB	2.050%	10/01/2018	N/A	502,840
						2,126,371

See notes to financial statements.
102 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media – 2.1%
$800,000	Comcast Corp.	A–	5.875%	02/15/2018	N/A	$927,210
1,500,000	Comcast Corp.	A–	5.700%	05/15/2018	N/A	1,733,560
700,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	1.750%	01/15/2018	N/A	701,896
350,000	Historic TW, Inc.	BBB	6.875%	06/15/2018	N/A	417,668
700,000	Thomson Reuters Corp. (Canada)	BBB+	6.500%	07/15/2018	N/A	824,324
1,825,000	Time Warner Cable, Inc.	BBB	6.750%	07/01/2018	N/A	2,175,823
500,000	Viacom, Inc.	BBB	2.500%	09/01/2018	N/A	512,940
						7,293,421

	Metal Fabricate & Hardware – 0.4%
1,400,000	Precision Castparts Corp.	A–	1.250%	01/15/2018	N/A	1,394,470

	Mining – 2.3%
890,000	Alcoa, Inc.	BBB–	6.750%	07/15/2018	N/A	1,020,368
950,000	Barrick North America Finance, LLC	BBB	6.800%	09/15/2018	N/A	1,122,760
600,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	2.375%	03/15/2018	N/A	608,973
650,000	Goldcorp, Inc. (Canada)	BBB+	2.125%	03/15/2018	N/A	651,702
1,850,000	Rio Tinto Finance USA Ltd. (Australia)	A–	6.500%	07/15/2018	N/A	2,185,566
1,900,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.250%	12/14/2018	11/14/18 @ 100	1,930,183
500,000	Teck Resources Ltd. (Canada)	BBB	2.500%	02/01/2018	N/A	508,730
						8,028,282

	Miscellaneous Manufacturing – 0.2%
675,000	Ingersoll-Rand Global Holding Co. Ltd.	BBB	6.875%	08/15/2018	N/A	805,847

	Office & Business Equipment – 0.4%
1,110,000	Xerox Corp.	BBB	6.350%	05/15/2018	N/A	1,293,184

	Oil & Gas – 6.3%
1,800,000	BP Capital Markets PLC (United Kingdom)	A	1.375%	05/10/2018	N/A	1,787,864
1,000,000	BP Capital Markets PLC (United Kingdom)	A	2.241%	09/26/2018	N/A	1,021,452
2,000,000	Chevron Corp.	AA	1.718%	06/24/2018	05/24/18 @ 100	2,019,670
786,000	ConocoPhillips	A	5.200%	05/15/2018	N/A	891,480
500,000	Devon Energy Corp.	BBB+	2.250%	12/15/2018	11/15/18 @ 100	506,527
500,000	EQT Corp.	BBB	6.500%	04/01/2018	N/A	563,689
1,170,000	Marathon Oil Corp.	BBB	5.900%	03/15/2018	N/A	1,351,379
500,000	Nabors Industries, Inc.	BBB	6.150%	02/15/2018	N/A	570,654
400,000	Occidental Petroleum Corp.	A	1.500%	02/15/2018	01/15/18 @ 100	400,252
623,000	Petro-Canada (Canada)	BBB+	6.050%	05/15/2018	N/A	723,900
3,000,000	Petroleos Mexicanos (Mexico)	BBB+	5.750%	03/01/2018	N/A	3,375,000
300,000	Plains Exploration & Production Co.	BBB	6.875%	02/15/2023	02/15/18 @ 103	342,375
1,000,000	Shell International Finance BV (Netherlands)	AA	1.900%	08/10/2018	N/A	1,016,875
2,000,000	Shell International Finance BV (Netherlands)	AA	2.000%	11/15/2018	N/A	2,046,824
379,000	Southwestern Energy Co.	BBB–	7.500%	02/01/2018	N/A	455,106
1,475,000	Suncor Energy, Inc. (Canada)	BBB+	6.100%	06/01/2018	N/A	1,719,950
1,050,000	Total Capital Canada Ltd. (Canada)	AA–	1.450%	01/15/2018	N/A	1,055,083
1,000,000	Total Capital SA (France)	AA–	2.125%	08/10/2018	N/A	1,023,510
1,010,000	Transocean, Inc. (Cayman Islands)	BBB–	6.000%	03/15/2018	N/A	1,140,139
						22,011,729

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 103

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas Services – 0.4%
$850,000	Baker Hughes, Inc.	A	7.500%	11/15/2018	N/A	$1,051,555
350,000	Weatherford International Ltd. (Bermuda)	BBB–	6.000%	03/15/2018	N/A	400,964
						1,452,519

	Pharmaceuticals – 4.5%
900,000	AbbVie, Inc.	A	2.000%	11/06/2018	N/A	910,210
2,800,000	GlaxoSmithKline Capital, Inc.	A+	5.650%	05/15/2018	N/A	3,237,620
1,350,000	Johnson & Johnson	AAA	5.150%	07/15/2018	N/A	1,551,543
1,000,000	Johnson & Johnson	AAA	1.650%	12/05/2018	N/A	1,009,024
650,000	McKesson Corp.	BBB+	1.400%	03/15/2018	N/A	644,481
1,960,000	Medco Health Solutions, Inc.	BBB+	7.125%	03/15/2018	N/A	2,332,416
700,000	Merck & Co., Inc.	AA	1.100%	01/31/2018	N/A	692,483
1,600,000	Merck & Co., Inc.	AA	1.300%	05/18/2018	N/A	1,584,568
500,000	Mylan, Inc.	BBB–	2.600%	06/24/2018	N/A	509,622
1,000,000	Pfizer, Inc.	AA	1.500%	06/15/2018	N/A	996,410
350,000	Pharmacia Corp.	AA	6.500%	12/01/2018	N/A	420,133
1,250,000	Sanofi (France)	AA	1.250%	04/10/2018	N/A	1,236,851
400,000	Zoetis, Inc.	BBB–	1.875%	02/01/2018	N/A	402,012
						15,527,373

	Pipelines – 1.6%
503,000	Energy Transfer Partners, LP	BBB–	6.700%	07/01/2018	N/A	591,347
970,000	Kinder Morgan Energy Partners, LP	BBB	5.950%	02/15/2018	N/A	1,112,123
770,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	6.500%	05/01/2018	N/A	907,179
600,000	Spectra Energy Capital, LLC	BBB–	6.200%	04/15/2018	N/A	693,424
500,000	Spectra Energy Partners, LP	BBB	2.950%	09/25/2018	08/25/18 @ 100	519,927
1,560,000	TransCanada PipeLines Ltd. (Canada)	A–	6.500%	08/15/2018	N/A	1,856,306
						5,680,306

	Real Estate Investment Trusts – 1.7%
900,000	American Tower Corp.	BBB–	4.500%	01/15/2018	N/A	981,922
1,300,000	Boston Properties, LP	A–	3.700%	11/15/2018	08/15/18 @ 100	1,393,864
380,000	HCP, Inc., Series MTN	BBB+	6.700%	01/30/2018	N/A	445,839
600,000	ProLogis, LP	BBB+	6.625%	05/15/2018	N/A	704,264
900,000	Simon Property Group, LP	A	6.125%	05/30/2018	N/A	1,052,875
1,200,000	Ventas Realty, LP / Ventas Capital Corp.	BBB+	2.000%	02/15/2018	01/15/18 @ 100	1,217,534
						5,796,298

	Retail – 3.2%
550,000	Best Buy Co., Inc.	BB	5.000%	08/01/2018	N/A	577,500
1,150,000	CVS Caremark Corp.	BBB+	2.250%	12/05/2018	11/05/18 @ 100	1,167,859
1,100,000	Home Depot, Inc.	A	2.250%	09/10/2018	08/10/18 @ 100	1,132,319
1,270,000	McDonald’s Corp., Series MTN	A	5.350%	03/01/2018	N/A	1,453,105
183,000	Nordstrom, Inc.	A–	6.250%	01/15/2018	N/A	212,745
600,000	Staples, Inc.	BBB	2.750%	01/12/2018	12/13/17 @ 100	604,175
1,250,000	Target Corp.	A	6.000%	01/15/2018	N/A	1,450,369
970,000	Wal-Mart Stores, Inc.	AA	5.800%	02/15/2018	N/A	1,126,578

See notes to financial statements.
104 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Retail continued
$1,850,000	Wal-Mart Stores, Inc.	AA	1.125%	04/11/2018	N/A	$1,837,708
1,000,000	Wal-Mart Stores, Inc.	AA	1.950%	12/15/2018	N/A	1,012,940
450,000	Yum! Brands, Inc.	BBB	6.250%	03/15/2018	N/A	517,828
						11,093,126

	Savings & Loans – 0.2%
500,000	Santander Holdings USA, Inc.	BBB	3.450%	08/27/2018	07/27/18 @ 100	528,169

	Semiconductors – 0.9%
1,000,000	Altera Corp.	A–	2.500%	11/15/2018	N/A	1,021,929
450,000	Broadcom Corp.	A–	2.700%	11/01/2018	N/A	466,654
760,000	KLA-Tencor Corp.	BBB+	6.900%	05/01/2018	N/A	895,166
400,000	Maxim Integrated Products, Inc.	BBB+	2.500%	11/15/2018	N/A	405,186
400,000	Texas Instruments, Inc.	A+	1.000%	05/01/2018	N/A	394,652
						3,183,587

	Software – 1.2%
1,200,000	Microsoft Corp.	AAA	1.625%	12/06/2018	N/A	1,206,914
2,460,000	Oracle Corp.	A+	5.750%	04/15/2018	N/A	2,853,797
						4,060,711

	Telecommunications – 7.2%
2,025,000	AT&T, Inc.	A–	5.500%	02/01/2018	N/A	2,301,220
1,600,000	AT&T, Inc.	A–	5.600%	05/15/2018	N/A	1,835,763
2,100,000	AT&T, Inc.(a)	A–	2.375%	11/27/2018	N/A	2,146,076
981,000	British Telecommunications PLC (United Kingdom)	BBB	5.950%	01/15/2018	N/A	1,127,920
682,000	Cellco Partnership / Verizon Wireless Capital, LLC	BBB+	8.500%	11/15/2018	N/A	866,978
650,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.750%	08/20/2018	N/A	775,749
500,000	GTE Corp.	BBB+	6.840%	04/15/2018	N/A	594,211
1,050,000	Rogers Communications, Inc. (Canada)	BBB+	6.800%	08/15/2018	N/A	1,256,003
1,175,000	Telecom Italia Capital SA (Luxembourg)	BB+	6.999%	06/04/2018	N/A	1,360,063
1,500,000	Telefonica Emisiones SAU (Spain)	BBB	3.192%	04/27/2018	N/A	1,565,418
1,300,000	Verizon Communications, Inc.	BBB+	5.500%	02/15/2018	N/A	1,485,692
988,000	Verizon Communications, Inc.	BBB+	6.100%	04/15/2018	N/A	1,147,779
3,800,000	Verizon Communications, Inc.	BBB+	3.650%	09/14/2018	N/A	4,076,389
1,870,000	Verizon Communications, Inc.	BBB+	8.750%	11/01/2018	N/A	2,399,818
1,750,000	Vodafone Group PLC (United Kingdom)	A–	1.500%	02/19/2018	N/A	1,747,960
200,000	Vodafone Group PLC (United Kingdom)	A–	4.625%	07/15/2018	N/A	222,452
						24,909,491

	Transportation – 0.9%
635,000	Burlington Northern Santa Fe, LLC	BBB+	5.750%	03/15/2018	N/A	731,225
820,000	CSX Corp.	BBB+	6.250%	03/15/2018	N/A	959,898
200,000	Norfolk Southern Corp.	BBB+	5.750%	04/01/2018	N/A	230,251
1,050,000	United Parcel Service, Inc.	A+	5.500%	01/15/2018	N/A	1,206,693
						3,128,067

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 105

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Water – 0.1%
$250,000	Veolia Environnement SA (France)	BBB	6.000%	06/01/2018	N/A	$284,346

	Total Corporate Bonds – 99.0%
	(Cost $340,038,897)					343,818,540

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.3%
1,144,850	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)
	(Cost $1,144,850)	$1,144,850

	Total Investments – 99.3%
	(Cost $341,183,747)	344,963,390
	Other Assets in excess of Liabilities – 0.7%	2,496,358
	Net Assets – 100.0%	$347,459,748
AB – Stock Company

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAB de CV – Publicly Traded Company

SAU – Incorporated with Limited Liability

SpA – Limited Share Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund’s securities on loan was $1,116,000 and the total market value of the collateral held by the Fund was $1,144,850.

(c)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
106 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCI Guggenheim BulletShares 2018 Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	80.2%
Canada	6.9%
United Kingdom	3.5%
Netherlands	2.0%
France	1.6%
Mexico	1.4%
Switzerland	1.1%
Australia	0.7%
Italy	0.6%
Spain	0.5%
Luxembourg	0.4%
Japan	0.4%
Cayman Islands	0.3%
Sweden	0.3%
Bermuda	0.1%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 107

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.6%
	Corporate Bonds – 98.6%
	Advertising – 0.3%
$400,000	Omnicom Group, Inc.	BBB+	6.250%	07/15/2019	N/A	$$473,003

	Aerospace & Defense – 2.2%
350,000	Boeing Capital Corp.	A	4.700%	10/27/2019	N/A	398,454
300,000	Boeing Co.	A	6.000%	03/15/2019	N/A	356,364
400,000	L-3 Communications Corp.	BBB–	5.200%	10/15/2019	N/A	451,695
800,000	Lockheed Martin Corp.	A–	4.250%	11/15/2019	N/A	888,424
200,000	Northrop Grumman Corp.	BBB	5.050%	08/01/2019	N/A	224,611
850,000	United Technologies Corp.	A	6.125%	02/01/2019	N/A	1,012,605
						3,332,153

	Agriculture – 1.4%
807,000	Altria Group, Inc.	BBB+	9.250%	08/06/2019	N/A	1,080,744
400,000	Lorillard Tobacco Co.	BBB–	8.125%	06/23/2019	N/A	501,365
500,000	Philip Morris International, Inc.	A	1.875%	01/15/2019	N/A	500,273
						2,082,382

	Auto Manufacturers – 0.3%
400,000	Toyota Motor Credit Corp., Series MTN	AA–	2.100%	01/17/2019	N/A	405,252

	Banks – 24.3%
2,500,000	Bank of America Corp.	A–	2.600%	01/15/2019	N/A	2,541,160
100,000	Bank of America Corp.	BBB+	5.490%	03/15/2019	N/A	113,645
1,800,000	Bank of America Corp.	A–	7.625%	06/01/2019	N/A	2,237,812
500,000	Bank of Montreal, Series MTN (Canada)	A+	2.375%	01/25/2019	12/25/18 @ 100	510,223
500,000	Bank of New York Mellon Corp., Series MTN	A+	2.100%	01/15/2019	12/15/18 @ 100	504,271
450,000	Bank of New York Mellon Corp.	A+	5.450%	05/15/2019	N/A	521,804
1,500,000	Barclays Bank PLC (United Kingdom)	A	2.500%	02/20/2019	N/A	1,527,956
1,400,000	Barclays Bank PLC (United Kingdom)	A	6.750%	05/22/2019	N/A	1,698,707
500,000	BB&T Corp., Series MTN	A–	2.250%	02/01/2019	01/02/19 @ 100	507,365
500,000	BB&T Corp., Series MTN	A–	6.850%	04/30/2019	N/A	611,130
100,000	BB&T Corp.	BBB+	5.250%	11/01/2019	N/A	114,251
1,727,000	Citigroup, Inc.	A–	8.500%	05/22/2019	N/A	2,214,435
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	2.250%	01/14/2019	N/A	1,013,058
600,000	Credit Suisse (Switzerland)	A	5.300%	08/13/2019	N/A	689,103
1,000,000	Deutsche Bank AG (Germany)	A	2.500%	02/13/2019	N/A	1,017,665
2,000,000	Goldman Sachs Group, Inc.	A–	2.625%	01/31/2019	N/A	2,030,080
2,000,000	Goldman Sachs Group, Inc., Series GMTN	A–	7.500%	02/15/2019	N/A	2,451,212
1,000,000	JPMorgan Chase & Co.	A	2.350%	01/28/2019	N/A	1,013,127
1,950,000	JPMorgan Chase & Co.	A	6.300%	04/23/2019	N/A	2,316,189
1,000,000	Manufacturers & Traders Trust Co., Series BKNT	A	2.300%	01/30/2019	12/30/18 @ 100	1,013,818
1,000,000	Morgan Stanley	A–	2.500%	01/24/2019	N/A	1,017,034
1,850,000	Morgan Stanley, Series GMTN	A–	7.300%	05/13/2019	N/A	2,263,022
1,800,000	Morgan Stanley, Series MTN	A–	5.625%	09/23/2019	N/A	2,074,541
250,000	National City Corp.	BBB+	6.875%	05/15/2019	N/A	300,309
1,000,000	PNC Bank NA, Series BKNT	A	2.200%	01/28/2019	12/29/18 @ 100	1,014,276
700,000	PNC Funding Corp.	A–	6.700%	06/10/2019	N/A	850,983

See notes to financial statements.
108 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Banks continued
$900,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB+	6.400%	10/21/2019	N/A	$1,058,187
1,000,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	2.450%	01/10/2019	N/A	1,021,343
1,000,000	Svenska Handelsbanken AB (Sweden)	AA–	2.500%	01/25/2019	N/A	1,025,077
1,000,000	Wells Fargo & Co.	A+	2.150%	01/15/2019	N/A	1,012,212
						36,283,995

	Beverages – 3.4%
900,000	Anheuser-Busch InBev Finance, Inc.	A	2.150%	02/01/2019	N/A	911,895
1,400,000	Anheuser-Busch InBev Worldwide, Inc.	A	7.750%	01/15/2019	N/A	1,745,898
695,000	Anheuser-Busch InBev Worldwide, Inc.	A	6.875%	11/15/2019	N/A	861,235
500,000	Bottling Group, LLC	A	5.125%	01/15/2019	N/A	572,511
450,000	Coca-Cola Co.	AA	4.875%	03/15/2019	N/A	513,938
500,000	PepsiCo, Inc.	A–	2.250%	01/07/2019	12/07/18 @ 100	510,087
						5,115,564

	Biotechnology – 0.4%
485,000	Amgen, Inc.	A	5.700%	02/01/2019	N/A	566,724

	Chemicals – 3.6%
200,000	Agrium, Inc. (Canada)	BBB	6.750%	01/15/2019	N/A	237,563
1,400,000	Dow Chemical Co.	BBB	8.550%	05/15/2019	N/A	1,807,511
100,000	EI du Pont de Nemours & Co.	A	5.750%	03/15/2019	N/A	117,250
230,000	Lubrizol Corp.	AA	8.875%	02/01/2019	N/A	297,938
1,600,000	LyondellBasell Industries NV (Netherlands)	BBB	5.000%	04/15/2019	01/15/19 @ 100	1,805,357
400,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A–	6.500%	05/15/2019	N/A	479,531
525,000	Praxair, Inc.	A	4.500%	08/15/2019	N/A	586,929
						5,332,079

	Commercial Services – 0.3%
450,000	Princeton University	AAA	4.950%	03/01/2019	N/A	514,526

	Computers – 1.8%
192,000	Dell, Inc.(a)	B+	5.875%	06/15/2019	N/A	203,040
700,000	Hewlett-Packard Co.	BBB+	2.750%	01/14/2019	N/A	717,954
500,000	International Business Machines Corp.	AA–	1.950%	02/12/2019	N/A	502,628
400,000	International Business Machines Corp.	AA–	1.875%	05/15/2019	N/A	400,615
600,000	International Business Machines Corp.	AA–	8.375%	11/01/2019	N/A	789,637
						2,613,874

	Cosmetics & Personal Care – 0.8%
980,000	Procter & Gamble Co.	AA–	4.700%	02/15/2019	N/A	1,112,058

	Diversified Financial Services – 5.0%
420,000	Air Lease Corp.(a)	BBB–	3.375%	01/15/2019	12/15/18 @ 100	432,600
650,000	American Express Co.	BBB+	8.125%	05/20/2019	N/A	830,685
450,000	BlackRock, Inc., Series 2	AA–	5.000%	12/10/2019	N/A	515,062
315,000	Capital One Bank USA NA	BBB	8.800%	07/15/2019	N/A	406,501
400,000	General Electric Capital Corp., Series GMTN	AA+	2.300%	01/14/2019	N/A	408,768
1,150,000	General Electric Capital Corp., Series GMTN	AA+	6.000%	08/07/2019	N/A	1,365,558
600,000	International Lease Finance Corp.	BB+	5.875%	04/01/2019	N/A	657,750
350,000	International Lease Finance Corp.	BB+	6.250%	05/15/2019	N/A	389,812
350,000	Jefferies Group, LLC	BBB	8.500%	07/15/2019	N/A	437,833

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 109

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$500,000	Legg Mason, Inc.	BBB	5.500%	05/21/2019	N/A	$565,562
750,000	SLM Corp., Series MTN	BB	5.500%	01/15/2019	N/A	791,449
500,000	SLM Corp., Series MTN	BB	4.875%	06/17/2019	N/A	514,321
100,000	TD Ameritrade Holding Corp.	A	5.600%	12/01/2019	N/A	117,033
						7,432,934

	Electric – 3.3%
200,000	Arizona Public Service Co.	A–	8.750%	03/01/2019	N/A	259,588
350,000	Consumers Energy Co.	A–	6.700%	09/15/2019	N/A	429,623
400,000	Dominion Resources, Inc.	BBB+	8.875%	01/15/2019	N/A	515,050
400,000	Dominion Resources, Inc.	BBB+	5.200%	08/15/2019	N/A	457,511
100,000	Duke Energy Corp.	BBB	5.050%	09/15/2019	N/A	114,280
513,000	Duke Energy Progress, Inc.	A	5.300%	01/15/2019	N/A	590,859
400,000	Entergy Texas, Inc.	A–	7.125%	02/01/2019	N/A	487,700
500,000	Exelon Generation Co., LLC	BBB	5.200%	10/01/2019	N/A	565,241
300,000	Georgia Power Co.	A	4.250%	12/01/2019	N/A	330,632
250,000	Nevada Power Co.	A	7.125%	03/15/2019	N/A	307,969
400,000	NextEra Energy Capital Holdings, Inc.	BBB+	6.000%	03/01/2019	N/A	466,064
150,000	NiSource Finance Corp.	BBB–	6.800%	01/15/2019	N/A	179,512
225,000	Xcel Energy, Inc.	BBB+	4.700%	05/15/2020	11/15/19 @ 100	251,770
						4,955,799

	Electrical Components & Equipment – 0.2%
300,000	Emerson Electric Co.	A	4.875%	10/15/2019	N/A	342,305

	Electronics – 1.2%
800,000	Honeywell International, Inc.	A	5.000%	02/15/2019	N/A	911,990
900,000	Thermo Fisher Scientific, Inc.	BBB	2.400%	02/01/2019	N/A	912,610
						1,824,600

	Entertainment – 0.2%
300,000	International Game Technology	BBB	7.500%	06/15/2019	N/A	354,569

	Environmental Control – 0.2%
250,000	Republic Services, Inc.	BBB+	5.500%	09/15/2019	N/A	288,719

	Food – 2.5%
200,000	ConAgra Foods, Inc.	BBB–	7.000%	04/15/2019	N/A	242,376
800,000	General Mills, Inc.	BBB+	5.650%	02/15/2019	N/A	936,444
575,000	Kellogg Co.	BBB+	4.150%	11/15/2019	N/A	627,246
300,000	Kroger Co.	BBB	2.300%	01/15/2019	12/15/18 @ 100	303,458
500,000	Mondelez International, Inc.	BBB–	2.250%	02/01/2019	01/01/19 @ 100	504,947
350,000	Safeway, Inc.	BBB	5.000%	08/15/2019	N/A	365,718
200,000	Unilever Capital Corp.	A+	4.800%	02/15/2019	N/A	226,111
500,000	Unilever Capital Corp.	A+	2.200%	03/06/2019	N/A	509,247
						3,715,547

	Forest Products & Paper – 0.5%
550,000	International Paper Co.	BBB	9.375%	05/15/2019	N/A	728,169

	Gas – 0.2%
200,000	Sempra Energy	BBB+	9.800%	02/15/2019	N/A	268,293

See notes to financial statements.
110 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Health Care Products – 1.0%
$100,000	Baxter International, Inc.	A–	4.500%	08/15/2019	N/A	$111,119
450,000	Becton Dickinson and Co.	A	5.000%	05/15/2019	N/A	513,460
200,000	CareFusion Corp.	BBB	6.375%	08/01/2019	N/A	236,512
500,000	Zimmer Holdings, Inc.	A–	4.625%	11/30/2019	N/A	559,560
						1,420,651

	Health Care Services – 0.4%
450,000	UnitedHealth Group, Inc.	A	1.625%	03/15/2019	N/A	445,541
100,000	WellPoint, Inc.	A–	7.000%	02/15/2019	N/A	120,797
						566,338

	Insurance – 2.6%
200,000	ACE INA Holdings, Inc.	A+	5.900%	06/15/2019	N/A	235,867
800,000	Aflac, Inc.	A–	8.500%	05/15/2019	N/A	1,037,092
200,000	Allstate Corp.	A–	7.450%	05/16/2019	N/A	251,100
200,000	Hartford Financial Services Group, Inc., Series MTN	BBB	6.000%	01/15/2019	N/A	233,910
200,000	Lincoln National Corp.	A–	8.750%	07/01/2019	N/A	261,763
800,000	MetLife, Inc.	A–	7.717%	02/15/2019	N/A	1,001,716
300,000	Prudential Financial, Inc., Series MTND	A	7.375%	06/15/2019	N/A	373,834
450,000	Travelers Cos., Inc.	A	5.900%	06/02/2019	N/A	531,092
						3,926,374

	Lodging – 0.2%
300,000	Marriott International, Inc.	BBB	3.000%	03/01/2019	12/01/18 @ 100	311,354

	Machinery-Construction & Mining – 0.7%
850,000	Caterpillar Financial Services Corp., Series MTN	A	7.150%	02/15/2019	N/A	1,049,494

	Machinery-Diversified – 0.6%
750,000	Deere & Co.	A	4.375%	10/16/2019	N/A	838,892
100,000	John Deere Capital Corp.	A	2.250%	04/17/2019	N/A	101,702
						940,594

	Media – 4.4%
700,000	21st Century Fox America, Inc.	BBB+	6.900%	03/01/2019	N/A	849,722
600,000	CBS Corp.	BBB	8.875%	05/15/2019	N/A	779,145
350,000	Comcast Corp.	A–	5.700%	07/01/2019	N/A	412,152
600,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	5.875%	10/01/2019	N/A	702,235
200,000	Discovery Communications, LLC	BBB	5.625%	08/15/2019	N/A	230,779
300,000	Thomson Reuters Corp. (Canada)	BBB+	4.700%	10/15/2019	N/A	333,531
1,000,000	Time Warner Cable, Inc.	BBB	8.750%	02/14/2019	N/A	1,290,969
1,030,000	Time Warner Cable, Inc.	BBB	8.250%	04/01/2019	N/A	1,313,065
200,000	Viacom, Inc.	BBB	5.625%	09/15/2019	N/A	231,886
350,000	Walt Disney Co., Series MTN	A	5.500%	03/15/2019	N/A	407,444
						6,550,928

	Mining – 2.1%
550,000	Alcoa, Inc.	BBB–	5.720%	02/23/2019	N/A	607,640
350,000	Barrick Gold Corp. (Canada)	BBB	6.950%	04/01/2019	N/A	417,863
500,000	Newmont Mining Corp.	BBB	5.125%	10/01/2019	N/A	552,110
900,000	Rio Tinto Finance USA Ltd. (Australia)	A–	9.000%	05/01/2019	N/A	1,185,581
350,000	Teck Resources Ltd. (Canada)	BBB	3.000%	03/01/2019	N/A	355,693
						3,118,887

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 111

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Miscellaneous Manufacturing – 0.6%
$300,000	Danaher Corp.	A+	5.400%	03/01/2019	N/A	$347,500
500,000	Illinois Tool Works, Inc.	A+	6.250%	04/01/2019	N/A	596,439
						943,939

	Office & Business Equipment – 0.4%
500,000	Xerox Corp.	BBB	5.625%	12/15/2019	N/A	578,215

	Oil & Gas – 10.5%
600,000	Anadarko Petroleum Corp.	BBB–	8.700%	03/15/2019	N/A	776,581
850,000	BP Capital Markets PLC (United Kingdom)	A	4.750%	03/10/2019	N/A	958,128
400,000	BP Capital Markets PLC (United Kingdom)	A	2.237%	05/10/2019	N/A	404,952
900,000	Cenovus Energy, Inc. (Canada)	BBB+	5.700%	10/15/2019	N/A	1,044,570
1,050,000	Chevron Corp.	AA	4.950%	03/03/2019	N/A	1,206,409
1,380,000	ConocoPhillips	A	5.750%	02/01/2019	N/A	1,620,309
550,000	Devon Energy Corp.	BBB+	6.300%	01/15/2019	N/A	650,734
200,000	Diamond Offshore Drilling, Inc.	A	5.875%	05/01/2019	N/A	234,500
450,000	EnCana Corp. (Canada)	BBB	6.500%	05/15/2019	N/A	535,985
450,000	EOG Resources, Inc.	A–	5.625%	06/01/2019	N/A	526,374
300,000	EQT Corp.	BBB	8.125%	06/01/2019	N/A	369,184
819,000	Hess Corp.	BBB	8.125%	02/15/2019	N/A	1,036,386
690,000	Husky Energy, Inc. (Canada)	BBB+	7.250%	12/15/2019	N/A	859,018
400,000	Noble Energy, Inc.	BBB	8.250%	03/01/2019	N/A	505,856
500,000	Petrobras Global Finance BV (Netherlands)	BBB–	3.000%	01/15/2019	N/A	490,250
350,000	Pride International, Inc.	BBB+	8.500%	06/15/2019	N/A	447,118
200,000	Rowan Cos., Inc.	BBB–	7.875%	08/01/2019	N/A	246,238
1,500,000	Shell International Finance BV (Netherlands)	AA	4.300%	09/22/2019	N/A	1,674,056
300,000	Statoil ASA (Norway)	AA–	5.250%	04/15/2019	N/A	345,836
600,000	Talisman Energy, Inc. (Canada)	BBB	7.750%	06/01/2019	N/A	745,294
500,000	Total Capital International SA (France)(a)	AA–	2.125%	01/10/2019	N/A	511,319
300,000	Valero Energy Corp.	BBB	9.375%	03/15/2019	N/A	395,194
						15,584,291

	Oil & Gas Services – 1.2%
623,000	Halliburton Co.	A	6.150%	09/15/2019	N/A	748,389
745,000	Weatherford International Ltd. (Bermuda)	BBB–	9.625%	03/01/2019	N/A	986,315
						1,734,704

	Pharmaceuticals – 5.7%
650,000	Abbott Laboratories	A+	5.125%	04/01/2019	N/A	745,149
800,000	AstraZeneca PLC (United Kingdom)	AA–	1.950%	09/18/2019	N/A	798,301
500,000	Bristol-Myers Squibb Co.	A+	1.750%	03/01/2019	N/A	498,135
100,000	Express Scripts Holding Co.	BBB+	7.250%	06/15/2019	N/A	122,204
550,000	Mead Johnson Nutrition Co.	BBB	4.900%	11/01/2019	N/A	615,717
950,000	Merck Sharp & Dohme Corp.	AA	5.000%	06/30/2019	N/A	1,089,162
500,000	Mylan, Inc.	BBB–	2.550%	03/28/2019	N/A	506,064
1,450,000	Novartis Securities Investment Ltd. (Bermuda)	AA–	5.125%	02/10/2019	N/A	1,664,709
2,050,000	Pfizer, Inc.	AA	6.200%	03/15/2019	N/A	2,440,369
						8,479,810

See notes to financial statements.
112 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pipelines – 1.4%
$135,000	Enbridge Energy Partners, LP	BBB	9.875%	03/01/2019	N/A	$178,805
250,000	Enterprise Products Operating, LLC, Series N	BBB+	6.500%	01/31/2019	N/A	298,141
650,000	Kinder Morgan Energy Partners, LP	BBB	2.650%	02/01/2019	N/A	660,496
100,000	Kinder Morgan Energy Partners, LP	BBB	9.000%	02/01/2019	N/A	129,368
100,000	Magellan Midstream Partners, LP	BBB+	6.550%	07/15/2019	N/A	119,793
175,000	ONEOK Partners, LP	BBB	8.625%	03/01/2019	N/A	222,346
100,000	Spectra Energy Capital, LLC	BBB–	8.000%	10/01/2019	N/A	126,218
260,000	TransCanada PipeLines Ltd. (Canada)	A–	7.125%	01/15/2019	N/A	318,670
						2,053,837

	Real Estate Investment Trusts – 2.0%
500,000	American Tower Corp.	BBB–	3.400%	02/15/2019	N/A	522,475
250,000	Boston Properties, LP	A–	5.875%	10/15/2019	N/A	293,715
100,000	Health Care REIT, Inc.	BBB	4.125%	04/01/2019	01/01/19 @ 100	108,182
274,000	Realty Income Corp.	BBB+	6.750%	08/15/2019	N/A	328,898
500,000	Simon Property Group, LP	A	2.200%	02/01/2019	11/01/18 @ 100	507,114
250,000	Simon Property Group, LP	A	10.350%	04/01/2019	01/01/19 @ 100	341,064
520,000	Simon Property Group, LP	A	5.650%	02/01/2020	11/01/19 @ 100	610,650
100,000	Ventas Realty, LP / Ventas Capital Corp.	BBB+	4.000%	04/30/2019	01/30/19 @ 100	107,776
100,000	Weyerhaeuser Co.	BBB–	7.375%	10/01/2019	N/A	123,416
						2,943,290

	Retail – 1.7%
800,000	Costco Wholesale Corp.	A+	1.700%	12/15/2019	N/A	788,224
200,000	CVS Caremark Corp.	BBB+	6.600%	03/15/2019	N/A	237,295
300,000	Lowe’s Cos., Inc.	A–	4.625%	04/15/2020	10/15/19 @ 100	333,363
500,000	Walgreen Co.	BBB	5.250%	01/15/2019	N/A	570,978
600,000	Wal-Mart Stores, Inc.	AA	4.125%	02/01/2019	N/A	666,246
						2,596,106

	Semiconductors – 0.5%
800,000	Texas Instruments, Inc.	A+	1.650%	08/03/2019	N/A	790,111

	Software – 1.9%
100,000	CA, Inc.	BBB+	5.375%	12/01/2019	N/A	113,283
500,000	Microsoft Corp.	AAA	4.200%	06/01/2019	N/A	560,030
800,000	Oracle Corp.	A+	2.375%	01/15/2019	N/A	820,190
1,200,000	Oracle Corp.	A+	5.000%	07/08/2019	N/A	1,373,377
						2,866,880

	Telecommunications – 6.4%
500,000	America Movil SAB de CV (Mexico)	A–	5.000%	10/16/2019	N/A	568,192
1,550,000	AT&T, Inc.	A–	5.800%	02/15/2019	N/A	1,806,534
300,000	British Telecommunications PLC (United Kingdom)	BBB	2.350%	02/14/2019	N/A	303,167
1,150,000	Cisco Systems, Inc.	AA–	4.950%	02/15/2019	N/A	1,306,747
500,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	6.000%	07/08/2019	N/A	591,551
300,000	Orange SA (France)	BBB+	2.750%	02/06/2019	N/A	308,195
600,000	Orange SA (France)	BBB+	5.375%	07/08/2019	N/A	686,270
850,000	Telecom Italia Capital SA (Luxembourg)	BB+	7.175%	06/18/2019	N/A	988,125
500,000	Telefonica Emisiones SAU (Spain)	BBB	5.877%	07/15/2019	N/A	579,729

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$1,000,000	Verizon Communications, Inc.	BBB+	6.350%	04/01/2019	N/A	$1,193,389
1,000,000	Vodafone Group PLC (United Kingdom)	A–	5.450%	06/10/2019	N/A	1,155,504
						9,487,403

	Transportation – 2.2%
300,000	Burlington Northern Santa Fe, LLC	BBB+	4.700%	10/01/2019	N/A	339,867
400,000	Canadian National Railway Co. (Canada)	A	5.550%	03/01/2019	N/A	465,253
400,000	CSX Corp.	BBB+	7.375%	02/01/2019	N/A	492,309
700,000	FedEx Corp.	BBB	8.000%	01/15/2019	N/A	879,552
200,000	Norfolk Southern Corp.	BBB+	5.900%	06/15/2019	N/A	235,032
800,000	United Parcel Service, Inc.	A+	5.125%	04/01/2019	N/A	923,091
						3,335,104

	Total Corporate Bonds – 98.6%
	(Cost $144,959,482)					147,020,855

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.4%
542,556	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)
	(Cost $542,556)					$542,556

	Total Investments – 99.0%
	(Cost $145,502,038)					147,563,411
	Other Assets in excess of Liabilities – 1.0%					1,528,291
	Net Assets – 100.0%					$149,091,702

AB – Stock Company

AG – Stock Corporation

ASA – Stock Company

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAB de CV – Publicly Traded Company

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund’s securities on loan was $529,905 and the total market value of the collateral held by the Fund was $542,556.

(c)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
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% of Corporate
Country Breakdown	Bonds
United States	78.7%
United Kingdom	5.4%
Canada	4.3%
Netherlands	3.8%
Bermuda	1.8%
France	1.0%
Australia	0.8%
Germany	0.7%
Japan	0.7%
Luxembourg	0.7%
Sweden	0.7%
Mexico	0.4%
Spain	0.4%
Switzerland	0.4%
Norway	0.2%
Subject to change daily.

See notes to financial statements.
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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.5%
	Corporate Bonds – 98.5%
	Advertising – 0.5%
$500,000	Omnicom Group, Inc.	BBB+	4.450%	08/15/2020	N/A	$545,660

	Aerospace & Defense – 2.0%
100,000	Boeing Co.	A	4.875%	02/15/2020	N/A	114,177
450,000	L-3 Communications Corp.	BBB–	4.750%	07/15/2020	N/A	495,466
300,000	L-3 Communications Corp.	BBB–	4.950%	02/15/2021	11/15/20 @ 100	334,237
200,000	Raytheon Co.	A	4.400%	02/15/2020	N/A	219,139
400,000	Raytheon Co.	A	3.125%	10/15/2020	N/A	416,718
750,000	United Technologies Corp.	A	4.500%	04/15/2020	N/A	840,787
						2,420,524

	Agriculture – 1.0%
300,000	Lorillard Tobacco Co.	BBB–	6.875%	05/01/2020	N/A	361,920
750,000	Philip Morris International, Inc.	A	4.500%	03/26/2020	N/A	835,695
						1,197,615

	Auto Parts & Equipment – 0.3%
300,000	Johnson Controls, Inc.	BBB+	5.000%	03/30/2020	N/A	336,551

	Banks – 19.5%
1,850,000	Bank of America Corp.	A–	5.625%	07/01/2020	N/A	2,136,447
500,000	Bank of New York Mellon Corp., Series MTN	A+	4.600%	01/15/2020	N/A	559,607
850,000	Barclays Bank PLC (United Kingdom)	A	5.125%	01/08/2020	N/A	964,263
900,000	Barclays Bank PLC (United Kingdom)	BBB	5.140%	10/14/2020	N/A	986,046
1,050,000	Citigroup, Inc.	A–	5.375%	08/09/2020	N/A	1,204,848
840,000	Credit Suisse (Switzerland)	BBB+	5.400%	01/14/2020	N/A	942,806
750,000	Credit Suisse, Series MTN (Switzerland)	A	4.375%	08/05/2020	N/A	819,489
250,000	Discover Bank	BBB–	7.000%	04/15/2020	N/A	301,715
1,600,000	Goldman Sachs Group, Inc., Series GMTN	A–	5.375%	03/15/2020	N/A	1,815,454
1,250,000	Goldman Sachs Group, Inc., Series D	A–	6.000%	06/15/2020	N/A	1,457,529
500,000	HSBC Bank USA NA	A	4.875%	08/24/2020	N/A	556,664
300,000	HSBC USA, Inc.	A–	5.000%	09/27/2020	N/A	332,767
900,000	JPMorgan Chase & Co.	A	4.950%	03/25/2020	N/A	1,015,775
1,950,000	JPMorgan Chase & Co.	A	4.400%	07/22/2020	N/A	2,146,328
1,790,000	JPMorgan Chase & Co.	A	4.250%	10/15/2020	N/A	1,948,750
1,400,000	Morgan Stanley, Series GMTN	A–	5.500%	01/26/2020	N/A	1,599,783
950,000	Morgan Stanley, Series GMTN	A–	5.500%	07/24/2020	N/A	1,087,819
200,000	Northern Trust Corp.	A+	3.450%	11/04/2020	N/A	214,730
350,000	PNC Funding Corp.	A–	5.125%	02/08/2020	N/A	400,885
700,000	PNC Funding Corp.	A–	4.375%	08/11/2020	N/A	770,038
800,000	Royal Bank of Scotland PLC (United Kingdom)	A–	5.625%	08/24/2020	N/A	921,669
1,250,000	UBS AG, Series BKNT (Switzerland)	A	4.875%	08/04/2020	N/A	1,412,369
						23,595,781

	Beverages – 4.9%
1,350,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.375%	01/15/2020	N/A	1,571,111
330,000	Anheuser-Busch InBev Worldwide, Inc.	A	5.000%	04/15/2020	N/A	377,978
1,000,000	Coca-Cola Co.	AA	2.450%	11/01/2020	N/A	1,012,325

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Beverages continued
$500,000	Coca-Cola Co.	AA	3.150%	11/15/2020	N/A	$525,871
200,000	Coca-Cola Enterprises	BBB	3.500%	09/15/2020	N/A	209,389
500,000	Coca-Cola Femsa SAB de CV (Mexico)	A–	4.625%	02/15/2020	N/A	555,574
400,000	Diageo Capital PLC (United Kingdom)	A–	4.828%	07/15/2020	N/A	453,639
630,000	PepsiCo, Inc.	A–	4.500%	01/15/2020	N/A	702,510
450,000	PepsiCo, Inc.	A–	3.125%	11/01/2020	N/A	470,840
						5,879,237

	Biotechnology – 1.1%
800,000	Amgen, Inc.	A	3.450%	10/01/2020	N/A	841,683
500,000	Celgene Corp.	BBB+	3.950%	10/15/2020	N/A	531,423
						1,373,106

	Building Materials – 0.4%
400,000	Masco Corp.	BBB–	7.125%	03/15/2020	N/A	470,000

	Chemicals – 2.6%
641,000	CF Industries, Inc.	BBB–	7.125%	05/01/2020	N/A	785,020
1,350,000	Dow Chemical Co.	BBB	4.250%	11/15/2020	08/15/20 @ 100	1,466,605
200,000	El du Pont de Nemours & Co.	A	4.625%	01/15/2020	N/A	222,767
450,000	Potash Corp of Saskatchewan, Inc. (Canada)	A–	4.875%	03/30/2020	N/A	506,661
200,000	PPG Industries, Inc.	A–	3.600%	11/15/2020	N/A	211,771
						3,192,824

	Commercial Services – 0.3%
350,000	Moody’s Corp.	BBB+	5.500%	09/01/2020	N/A	398,122

	Computers – 3.0%
1,600,000	EMC Corp.	A	2.650%	06/01/2020	N/A	1,630,070
1,000,000	Hewlett-Packard Co.	BBB+	3.750%	12/01/2020	N/A	1,045,005
1,000,000	International Business Machines Corp.	AA–	1.625%	05/15/2020	N/A	960,931
						3,636,006

	Cosmetics & Personal Care – 0.1%
100,000	Avon Products, Inc.	BBB–	4.600%	03/15/2020	N/A	103,574

	Diversified Financial Services – 7.5%
200,000	Ameriprise Financial, Inc.	A	5.300%	03/15/2020	N/A	230,689
650,000	Charles Schwab Corp.	A	4.450%	07/22/2020	N/A	723,900
700,000	Ford Motor Credit Co. LLC	BBB–	8.125%	01/15/2020	N/A	893,524
1,100,000	General Electric Capital Corp., Series GMTN	AA+	5.500%	01/08/2020	N/A	1,279,858
800,000	General Electric Capital Corp., Series MTN	AA+	5.550%	05/04/2020	N/A	936,896
900,000	General Electric Capital Corp., Series MTN	AA+	4.375%	09/16/2020	N/A	992,998
450,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.	BBB–	6.000%	08/01/2020	02/01/17 @ 105	486,000
600,000	International Lease Finance Corp.	BB+	8.250%	12/15/2020	N/A	728,250
250,000	NASDAQ OMX Group, Inc.	BBB	5.550%	01/15/2020	N/A	278,029
900,000	Nomura Holdings, Inc. (Japan)	BBB+	6.700%	03/04/2020	N/A	1,081,871
657,000	SLM Corp., Series MTN	BB	8.000%	03/25/2020	N/A	760,477
650,000	Toyota Motor Credit Corp., Series MTN	AA–	4.500%	06/17/2020	N/A	721,939
						9,114,431

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electric – 2.2%
$300,000	Commonwealth Edison Co.	A–	4.000%	08/01/2020	05/01/20 @ 100	$326,382
210,000	Constellation Energy Group, Inc.	BBB–	5.150%	12/01/2020	09/01/20 @ 100	238,011
600,000	Duke Energy Indiana, Inc.	A	3.750%	07/15/2020	N/A	644,653
200,000	Exelon Generation Co. LLC	BBB	4.000%	10/01/2020	07/01/20 @ 100	212,121
450,000	NiSource Finance	BBB–	5.450%	09/15/2020	N/A	514,537
606,000	Pacific Gas & Electric Co.	BBB	3.500%	10/01/2020	07/01/20 @ 100	644,072
70,000	Progress Energy, Inc.	BBB	4.400%	01/15/2021	10/15/20 @ 100	77,152
						2,656,928

	Electronics – 0.5%
550,000	Agilent Technologies, Inc.	BBB+	5.000%	07/15/2020	N/A	608,348

	Environmental Control – 0.8%
600,000	Republic Services, Inc.	BBB+	5.000%	03/01/2020	N/A	676,243
300,000	Waste Management, Inc.	A–	4.750%	06/30/2020	N/A	336,685
						1,012,928

	Food – 3.0%
650,000	Kellogg Co.	BBB+	4.000%	12/15/2020	N/A	692,962
700,000	Kraft Foods Group, Inc.	BBB	5.375%	02/10/2020	N/A	805,089
300,000	Kroger Co.	BBB	6.150%	01/15/2020	N/A	354,730
1,200,000	Mondelez International, Inc.	BBB–	5.375%	02/10/2020	N/A	1,381,524
350,000	Safeway, Inc.	BBB	3.950%	08/15/2020	N/A	359,040
						3,593,345

	Forest Products & Paper – 0.1%
100,000	Plum Creek Timberlands LP	BBB	4.700%	03/15/2021	12/15/20 @ 100	108,678

	Health Care Products – 2.9%
100,000	Becton Dickinson and Co.	A	3.250%	11/12/2020	N/A	103,997
600,000	Boston Scientific Corp.	BBB–	6.000%	01/15/2020	N/A	700,700
300,000	Covidien International Financial SA (Luxembourg)	A	4.200%	06/15/2020	N/A	329,577
100,000	CR Bard, Inc.	A	4.400%	01/15/2021	10/15/20 @ 100	110,026
710,000	Life Technologies Corp.	BBB	6.000%	03/01/2020	N/A	834,543
700,000	Medtronic, Inc.	AA–	4.450%	03/15/2020	N/A	783,731
500,000	Medtronic, Inc.	AA–	4.125%	03/15/2021	12/15/20 @ 100	549,972
100,000	Stryker Corp.	A+	4.375%	01/15/2020	N/A	110,966
						3,523,512

	Health Care Services – 0.9%
200,000	Aetna, Inc.	A	3.950%	09/01/2020	N/A	217,232
100,000	Laboratory Corp. of America Holdings	BBB+	4.625%	11/15/2020	08/15/20 @ 100	109,079
350,000	Quest Diagnostics, Inc.	BBB+	4.750%	01/30/2020	N/A	381,397
300,000	WellPoint, Inc.	A–	4.350%	08/15/2020	N/A	328,381
						1,036,089

	Housewares – 0.3%
350,000	Newell Rubbermaid, Inc.	BBB–	4.700%	08/15/2020	N/A	380,675
See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Insurance – 5.0%
$500,000	AEGON Funding Co., LLC	A–	5.750%	12/15/2020	N/A	$588,864
500,000	American International Group, Inc.	A–	3.375%	08/15/2020	N/A	521,968
1,050,000	American International Group, Inc.	A–	6.400%	12/15/2020	N/A	1,274,700
600,000	AON Corp.	A–	5.000%	09/30/2020	N/A	678,489
500,000	Berkshire Hathaway Finance Corp.	AA	2.900%	10/15/2020	N/A	515,791
500,000	CNA Financial Corp.	BBB	5.875%	08/15/2020	N/A	587,444
100,000	Hartford Financial Services Group, Inc.	BBB	5.500%	03/30/2020	N/A	115,149
200,000	Manulife Financial Corp. (Canada)	A	4.900%	09/17/2020	N/A	222,556
300,000	Prudential Financial, Inc., Series MTN	A	5.375%	06/21/2020	N/A	346,625
600,000	Prudential Financial, Inc., Series MTN	A	4.500%	11/15/2020	N/A	666,797
550,000	Travelers Cos., Inc.	A	3.900%	11/01/2020	N/A	593,555
						6,111,938

	Internet – 1.5%
500,000	eBay, Inc.	A	3.250%	10/15/2020	07/15/20 @ 100	518,771
500,000	Expedia, Inc.	BBB–	5.950%	08/15/2020	N/A	558,763
700,000	Symantec Corp.	BBB	4.200%	09/15/2020	N/A	728,493
						1,806,027

	Iron & Steel – 0.4%
300,000	Allegheny Technologies, Inc.	BBB–	5.950%	01/15/2021	10/15/20 @ 100	331,263
200,000	Cliffs Natural Resources, Inc.(a)	BBB–	4.800%	10/01/2020	N/A	200,070
						531,333

	Leisure Time – 0.3%
400,000	Carnival Corp. (Panama)	BBB+	3.950%	10/15/2020	N/A	422,038

	Machinery-Diversified – 0.5%
600,000	John Deere Capital Corp.	A	1.700%	01/15/2020	N/A	586,341

	Media – 6.0%
200,000	CBS Corp.	BBB	5.750%	04/15/2020	N/A	233,079
900,000	Comcast Corp.	A–	5.150%	03/01/2020	N/A	1,037,074
700,000	DIRECTV Holdings LLC/DIRECTV Finance Co., Inc.	BBB	5.200%	03/15/2020	N/A	794,966
700,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.600%	02/15/2021	11/15/20 @ 100	766,037
800,000	Discovery Communications LLC	BBB	5.050%	06/01/2020	N/A	904,670
1,350,000	NBCUniversal Media, LLC	A–	5.150%	04/30/2020	N/A	1,554,674
750,000	Time Warner Cable, Inc.	BBB	5.000%	02/01/2020	N/A	848,239
50,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	54,266
900,000	Time Warner, Inc.	BBB	4.875%	03/15/2020	N/A	1,015,266
						7,208,271

	Mining – 1.8%
620,000	Alcoa, Inc.	BBB–	6.150%	08/15/2020	N/A	690,244
800,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.100%	03/15/2020	N/A	801,986
650,000	Rio Tinto Finance USA Ltd. (Australia)	A–	3.500%	11/02/2020	N/A	680,714
						2,172,944

	Oil & Gas – 6.8%
500,000	Apache Corp.	A–	3.625%	02/01/2021	11/01/20 @ 100	533,907
950,000	BP Capital Markets PLC (United Kingdom)	A	4.500%	10/01/2020	N/A	1,058,002

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$500,000	Chevron Corp.	AA	2.427%	06/24/2020	05/24/20 @ 100	$507,942
650,000	ConocoPhillips	A	6.000%	01/15/2020	N/A	778,528
150,000	EOG Resources, Inc.	A–	4.400%	06/01/2020	N/A	166,806
700,000	Occidental Petroleum Corp., Series 1	A	4.100%	02/01/2021	11/01/20 @ 100	770,443
600,000	Pride International, Inc.	BBB+	6.875%	08/15/2020	N/A	730,851
900,000	Shell International Finance BV (Netherlands)	AA	4.375%	03/25/2020	N/A	1,007,085
200,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	206,153
800,000	Total Capital SA (France)	AA–	4.450%	06/24/2020	N/A	896,590
750,000	Transocean, Inc. (Cayman Islands)	BBB–	6.500%	11/15/2020	N/A	863,781
550,000	Valero Energy Corp.	BBB	6.125%	02/01/2020	N/A	652,898
						8,172,986

	Oil & Gas Services – 0.5%
500,000	Weatherford International Ltd. (Bermuda)	BBB–	5.125%	09/15/2020	N/A	559,711

	Pharmaceuticals – 3.2%
200,000	Abbott Laboratories	A+	4.125%	05/27/2020	N/A	220,964
400,000	Allergan, Inc.	A+	3.375%	09/15/2020	N/A	399,374
250,000	Cardinal Health, Inc.	A–	4.625%	12/15/2020	N/A	276,862
450,000	Johnson & Johnson	AAA	2.950%	09/01/2020	N/A	474,627
500,000	McKesson Corp.	BBB+	4.750%	03/01/2021	12/01/20 @ 100	558,453
300,000	Medco Health Solutions, Inc.	BBB+	4.125%	09/15/2020	N/A	323,414
700,000	Merck & Co., Inc.	AA	3.875%	01/15/2021	10/15/20 @ 100	759,561
750,000	Novartis Capital Corp.	AA–	4.400%	04/24/2020	N/A	838,356
						3,851,611

	Pipelines – 5.5%
450,000	Buckeye Partners, LP	BBB–	4.875%	02/01/2021	11/01/20 @ 100	486,941
450,000	CenterPoint Energy Resources Corp.	A–	4.500%	01/15/2021	10/15/20 @ 100	497,251
200,000	El Paso Pipeline Part Operating Co. LLC	BBB	6.500%	04/01/2020	N/A	236,307
100,000	Enbridge Energy Partners LP	BBB	5.200%	03/15/2020	N/A	110,350
500,000	Energy Transfer Partners, LP	BBB–	4.150%	10/01/2020	08/01/20 @ 100	533,203
200,000	Enterprise Products Operating LLC	BBB+	5.250%	01/31/2020	N/A	229,602
600,000	Enterprise Products Operating LLC	BBB+	5.200%	09/01/2020	N/A	688,119
250,000	Kinder Morgan Energy Partners, LP	BBB	6.850%	02/15/2020	N/A	300,885
600,000	Kinder Morgan Energy Partners, LP	BBB	5.300%	09/15/2020	N/A	673,603
500,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	5.750%	01/15/2020	N/A	585,112
200,000	Plains All American Pipeline/PAA Finance Corp.	BBB	5.000%	02/01/2021	11/01/20 @ 100	226,134
650,000	TransCanada PipeLines Ltd. (Canada)	A–	3.800%	10/01/2020	N/A	699,439
800,000	Williams Partners, LP	BBB	5.250%	03/15/2020	N/A	897,895
500,000	Williams Partners, LP	BBB	4.125%	11/15/2020	08/15/20 @ 100	534,795
						6,699,636

	Real Estate Investment Trusts – 3.3%
200,000	American Towers Corp.	BBB–	5.050%	09/01/2020	N/A	217,794
650,000	Boston Properties, LP	A–	5.625%	11/15/2020	08/15/20 @ 100	755,737
350,000	Digital Realty Trust, LP(a)	BBB	5.875%	02/01/2020	N/A	388,150
300,000	ERP Operating, LP	BBB+	4.750%	07/15/2020	04/15/20 @ 100	336,565

See notes to financial statements.
120 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts continued
$350,000	HCP, Inc.	BBB+	2.625%	02/01/2020	11/01/19 @ 100	$351,807
450,000	HCP, Inc.	BBB+	5.375%	02/01/2021	11/03/20 @ 100	515,210
91,000	ProLogis, LP, Series*	BBB+	6.875%	03/15/2020	12/16/19 @ 100	110,238
1,000,000	Simon Property Group, LP	A	4.375%	03/01/2021	12/01/20 @ 100	1,107,776
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB+	2.700%	04/01/2020	01/01/20 @ 100	200,388
						3,983,665

	Retail – 3.1%
100,000	AutoZone, Inc.	BBB	4.000%	11/15/2020	08/15/20 @ 100	107,202
500,000	Home Depot, Inc.	A	3.950%	09/15/2020	06/15/20 @ 100	547,907
450,000	Nordstrom, Inc.	A–	4.750%	05/01/2020	N/A	501,820
550,000	Target Corp.	A	3.875%	07/15/2020	N/A	596,769
850,000	Wal-Mart Stores, Inc.	AA	3.625%	07/08/2020	N/A	919,612
1,000,000	Wal-Mart Stores, Inc.	AA	3.250%	10/25/2020	N/A	1,059,069
						3,732,379

	Software – 0.7%
300,000	Adobe Systems, Inc.	A–	4.750%	02/01/2020	N/A	335,026
500,000	Microsoft Corp.	AAA	3.000%	10/01/2020	N/A	523,421
						858,447

	Telecommunications – 5.3%
1,000,000	America Movil SAB de CV (Mexico)	A–	5.000%	03/30/2020	N/A	1,129,989
1,400,000	Cisco Systems, Inc.	AA–	4.450%	01/15/2020	N/A	1,561,372
940,000	Telefonica Emisiones SAU (Spain)	BBB	5.134%	04/27/2020	N/A	1,054,551
2,450,000	Verizon Communications, Inc.	BBB+	4.500%	09/15/2020	N/A	2,711,719
						6,457,631

	Transportation – 0.7%
300,000	CSX Corp.	BBB+	3.700%	10/30/2020	07/30/20 @ 100	318,399
500,000	Union Pacific Corp.	A	4.000%	02/01/2021	11/01/20 @ 100	546,298
						864,697

	Total Corporate Bonds – 98.5%
	(Cost $117,014,557)					119,203,589

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 0.4%
489,600	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)
	(Cost $489,600)					$489,600

	Total Investments – 98.9%
	(Cost $117,504,157)					119,693,189
	Other Assets in excess of Liabilities – 1.1%					1,339,189
	Net Assets – 100.0%					$121,032,378

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 121

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BSCK Guggenheim BulletShares 2020 Corporate Bond ETF continued

PLC – Public Limited Company

SA – Corporation

SAB de CV – Publicly Traded Company

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund’s securities on loan was $478,362 and the total market value of the collateral held by the Fund was $489,600.

(c)	Interest rate shown reflects yield as of May 31, 2014.

% of Corporate
Country Breakdown	Bonds
United States	85.1%
United Kingdom	3.7%
Switzerland	2.7%
Mexico	1.4%
Canada	1.4%
Japan	0.9%
Spain	0.9%
Netherlands	0.8%
France	0.7%
Cayman Islands	0.7%
Australia	0.6%
Bermuda	0.5%
Panama	0.3%
Luxembourg	0.3%
Subject to change daily.

See notes to financial statements.
122 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 98.5%
	Corporate Bonds – 98.5%
	Advertising – 0.5%
$200,000	WPP Finance 2010 (United Kingdom)	BBB	4.750%	11/21/2021	N/A	$220,265

	Aerospace & Defense – 0.9%
200,000	Lockheed Martin Corp.	A–	3.350%	09/15/2021	N/A	209,585
200,000	Northrop Grumman Corp.	BBB	3.500%	03/15/2021	N/A	209,567
						419,152

	Agriculture – 1.6%
400,000	Altria Group, Inc.	BBB+	4.750%	05/05/2021	N/A	444,768
200,000	Archer-Daniels-Midland Co.	A	4.479%	03/01/2021	N/A	222,021
100,000	Philip Morris International, Inc.	A	2.900%	11/15/2021	N/A	101,393
						768,182

	Auto Manufacturers – 0.5%
200,000	Toyota Motor Credit Corp., Series MTN	AA–	4.250%	01/11/2021	N/A	220,509

	Banks – 22.4%
450,000	Bank of America Corp.	A–	5.875%	01/05/2021	N/A	526,719
500,000	Bank of America Corp., Series MTN	A–	5.000%	05/13/2021	N/A	558,511
100,000	Bank of New York Mellon Corp., Series MTN	A+	4.150%	02/01/2021	N/A	109,981
200,000	Bank of New York Mellon Corp.	A+	3.550%	09/23/2021	08/23/21 @ 100	211,050
100,000	Bank of Nova Scotia (Canada)	A+	4.375%	01/13/2021	N/A	111,662
800,000	BNP Paribas SA, Series BKNT (France)	A+	5.000%	01/15/2021	N/A	892,660
200,000	Capital One Financial Corp.	BBB	4.750%	07/15/2021	N/A	223,321
300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	4.500%	01/11/2021	N/A	332,217
1,000,000	Goldman Sachs Group, Inc.	A–	5.250%	07/27/2021	N/A	1,125,772
550,000	HSBC Holdings PLC (United Kingdom)	A+	5.100%	04/05/2021	N/A	627,739
650,000	JPMorgan Chase & Co.	A	4.625%	05/10/2021	N/A	720,333
800,000	JPMorgan Chase & Co.	A	4.350%	08/15/2021	N/A	873,084
200,000	KeyCorp, Series MTN	BBB+	5.100%	03/24/2021	N/A	228,553
250,000	Lloyds TSB Bank PLC (United Kingdom)	A	6.375%	01/21/2021	N/A	303,864
800,000	Morgan Stanley	A–	5.750%	01/25/2021	N/A	927,264
700,000	Morgan Stanley, Series GMTN	A–	5.500%	07/28/2021	N/A	801,550
50,000	Northern Trust Corp.	A+	3.375%	08/23/2021	N/A	52,561
100,000	Royal Bank of Scotland PLC (United Kingdom)	A–	6.125%	01/11/2021	N/A	118,312
200,000	State Street Corp.	A+	4.375%	03/07/2021	N/A	223,282
200,000	US Bancorp, Series MTN	A+	4.125%	05/24/2021	04/23/21 @ 100	217,935
450,000	Wells Fargo & Co., Series MTN	A+	3.000%	01/22/2021	N/A	460,067
800,000	Wells Fargo & Co., Series MTN	A+	4.600%	04/01/2021	N/A	892,963
						10,539,400

	Beverages – 1.4%
100,000	Anheuser-Busch InBev Worldwide, Inc.	A	4.375%	02/15/2021	N/A	111,544
400,000	Coca-Cola Co.	AA	3.300%	09/01/2021	N/A	420,465
100,000	PepsiCo, Inc.	A–	3.000%	08/25/2021	N/A	102,072
						634,081

	Biotechnology – 2.3%
100,000	Amgen, Inc.	A	4.100%	06/15/2021	03/15/21 @ 100	107,966
400,000	Amgen, Inc.	A	3.875%	11/15/2021	08/15/21 @ 100	424,316

See notes to financial statements.
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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Biotechnology continued
$300,000	Gilead Sciences, Inc.	A–	4.500%	04/01/2021	01/01/21 @ 100	$334,389
200,000	Gilead Sciences, Inc.	A–	4.400%	12/01/2021	09/01/21 @ 100	220,819
						1,087,490

	Chemicals – 3.2%
300,000	Dow Chemical Co.	BBB	4.125%	11/15/2021	08/15/21 @ 100	321,061
350,000	Ecolab, Inc.	BBB+	4.350%	12/08/2021	N/A	385,964
200,000	EI du Pont de Nemours & Co.	A	3.625%	01/15/2021	N/A	213,354
100,000	EI du Pont de Nemours & Co.	A	4.250%	04/01/2021	N/A	110,362
200,000	LyondellBasell Industries NV (Netherlands)	BBB	6.000%	11/15/2021	08/17/21 @ 100	239,446
50,000	Praxair, Inc.	A	4.050%	03/15/2021	N/A	54,597
200,000	Praxair, Inc.	A	3.000%	09/01/2021	N/A	204,418
						1,529,202

	Computers – 2.5%
300,000	Hewlett-Packard Co.	BBB+	4.300%	06/01/2021	N/A	321,650
200,000	Hewlett-Packard Co.	BBB+	4.375%	09/15/2021	N/A	215,386
400,000	Hewlett-Packard Co.	BBB+	4.650%	12/09/2021	N/A	437,563
200,000	International Business Machines Corp.	AA–	2.900%	11/01/2021	N/A	202,906
						1,177,505

	Diversified Financial Services – 8.4%
100,000	BlackRock, Inc.	AA–	4.250%	05/24/2021	N/A	110,310
200,000	Ford Motor Credit Co., LLC	BBB–	5.750%	02/01/2021	N/A	232,149
400,000	Ford Motor Credit Co., LLC	BBB–	5.875%	08/02/2021	N/A	469,591
300,000	General Electric Capital Corp., Series GMTN	AA+	4.625%	01/07/2021	N/A	335,377
725,000	General Electric Capital Corp.	AA	5.300%	02/11/2021	N/A	826,148
650,000	General Electric Capital Corp., Series MTN	AA+	4.650%	10/17/2021	N/A	725,324
600,000	HSBC Finance Corp.	A–	6.676%	01/15/2021	N/A	719,363
100,000	International Lease Finance Corp.	BB+	4.625%	04/15/2021	N/A	101,937
200,000	Jefferies Group, Inc.	BBB	6.875%	04/15/2021	N/A	235,000
200,000	Toyota Motor Credit Corp., Series MTN	AA–	3.400%	09/15/2021	N/A	209,297
						3,964,496

	Electric – 2.7%
100,000	Dominion Resources, Inc.	BBB+	4.450%	03/15/2021	N/A	109,978
100,000	Duke Energy Carolinas, LLC	A	3.900%	06/15/2021	03/15/21 @ 100	108,758
300,000	Duke Energy Corp.	BBB	3.550%	09/15/2021	06/15/21 @ 100	315,077
100,000	Duke Energy Progress, Inc.	A	3.000%	09/15/2021	06/15/21 @ 100	102,553
100,000	Ohio Power Co., Series M	BBB	5.375%	10/01/2021	N/A	117,796
300,000	PPL Energy Supply, LLC(a)	BB+	4.600%	12/15/2021	09/15/21 @ 100	299,765
100,000	Puget Energy, Inc.	BBB–	6.000%	09/01/2021	N/A	118,446
100,000	Southern California Edison Co.	A	3.875%	06/01/2021	03/01/21 @ 100	108,555
						1,280,928

	Electronics – 2.5%
300,000	Honeywell International, Inc.	A	4.250%	03/01/2021	N/A	333,711
100,000	PerkinElmer, Inc.	BBB	5.000%	11/15/2021	08/15/21 @ 100	108,268
300,000	Thermo Fisher Scientific, Inc.	BBB	4.500%	03/01/2021	N/A	328,954
400,000	Thermo Fisher Scientific, Inc.	BBB	3.600%	08/15/2021	05/15/21 @ 100	418,000
						1,188,933

See notes to financial statements.
124 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Environmental Control – 0.7%
$300,000	Republic Services, Inc.	BBB+	5.250%	11/15/2021	N/A	$343,620

	Food – 3.5%
400,000	Campbell Soup Co.	BBB+	4.250%	04/15/2021	N/A	432,029
200,000	General Mills, Inc.	BBB+	3.150%	12/15/2021	09/15/21 @ 100	205,886
300,000	JM Smucker Co.	BBB+	3.500%	10/15/2021	N/A	313,428
450,000	Kroger Co.	BBB	3.300%	01/15/2021	12/15/20 @ 100	461,614
200,000	Unilever Capital Corp.	A+	4.250%	02/10/2021	N/A	221,384
						1,634,341

	Forest Products & Paper – 1.4%
350,000	International Paper Co.	BBB	7.500%	08/15/2021	N/A	446,503
200,000	International Paper Co.	BBB	4.750%	02/15/2022	11/15/21 @ 100	221,483
						667,986

	Health Care Products – 0.4%
200,000	Becton Dickinson and Co.	A	3.125%	11/08/2021	N/A	206,198

	Health Care Services – 1.5%
100,000	Aetna, Inc.	A	4.125%	06/01/2021	03/01/21 @ 100	109,076
100,000	Cigna Corp.	A	4.000%	02/15/2022	11/15/21 @ 100	106,545
100,000	Coventry Health Care, Inc.	A	5.450%	06/15/2021	03/15/21 @ 100	117,486
200,000	Quest Diagnostics, Inc.	BBB+	4.700%	04/01/2021	N/A	217,204
50,000	UnitedHealth Group, Inc.	A	3.375%	11/15/2021	08/15/21 @ 100	51,625
100,000	WellPoint, Inc.	A–	3.700%	08/15/2021	05/15/21 @ 100	104,858
						706,794

	Household Products & Housewares – 0.2%
100,000	Tupperware Brands Corp.	BBB–	4.750%	06/01/2021	03/01/21 @ 100	107,005

	Insurance – 2.0%
200,000	Berkshire Hathaway Finance Corp.	AA	4.250%	01/15/2021	N/A	221,182
100,000	Berkshire Hathaway, Inc.	AA	3.750%	08/15/2021	N/A	107,418
100,000	Genworth Holdings, Inc.	BBB–	7.625%	09/24/2021	N/A	125,777
50,000	Marsh & McLennan Cos., Inc.	A–	4.800%	07/15/2021	04/15/21 @ 100	55,867
200,000	MetLife, Inc.	A–	4.750%	02/08/2021	N/A	224,994
200,000	Willis Group Holdings PLC (Ireland)	BBB–	5.750%	03/15/2021	N/A	225,626
						960,864

	Internet – 0.7%
300,000	Google, Inc.	AA	3.625%	05/19/2021	N/A	321,312

	Iron & Steel – 0.4%
200,000	Cliffs Natural Resources, Inc.(a)	BBB–	4.875%	04/01/2021	01/01/21 @ 100	198,759

	Machinery-Construction & Mining – 0.6%
200,000	Caterpillar, Inc.	A	3.900%	05/27/2021	N/A	217,327
50,000	Joy Global, Inc.	BBB	5.125%	10/15/2021	N/A	54,111
						271,438

	Machinery-Diversified – 0.7%
100,000	John Deere Capital Corp., Series MTN	A	3.150%	10/15/2021	N/A	103,038
200,000	Xylem, Inc.	BBB	4.875%	10/01/2021	N/A	218,811
						321,849

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 125

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BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media – 7.0%
$300,000	21st Century Fox America, Inc.	BBB+	4.500%	02/15/2021	N/A	$332,053
550,000	DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.	BBB	5.000%	03/01/2021	N/A	617,299
100,000	Discovery Communications, LLC	BBB	4.375%	06/15/2021	N/A	108,576
400,000	NBCUniversal Media, LLC	A–	4.375%	04/01/2021	N/A	443,013
440,000	Time Warner Cable, Inc.	BBB	4.125%	02/15/2021	11/15/20 @ 100	477,541
200,000	Time Warner Cable, Inc.	BBB	4.000%	09/01/2021	06/01/21 @ 100	215,324
200,000	Time Warner, Inc.	BBB	4.700%	01/15/2021	N/A	222,892
300,000	Time Warner, Inc.	BBB	4.750%	03/29/2021	N/A	335,835
100,000	Viacom, Inc.	BBB	4.500%	03/01/2021	N/A	109,203
200,000	Viacom, Inc.	BBB	3.875%	12/15/2021	N/A	210,170
100,000	Walt Disney Co., Series MTN	A	3.750%	06/01/2021	N/A	108,024
100,000	Walt Disney Co.	A	2.750%	08/16/2021	N/A	101,886
						3,281,816

	Mining – 2.8%
300,000	Alcoa, Inc.	BBB–	5.400%	04/15/2021	01/15/21 @ 100	321,587
325,000	Barrick North America Finance, LLC	BBB	4.400%	05/30/2021	N/A	333,611
100,000	Kinross Gold Corp. (Canada)	BBB–	5.125%	09/01/2021	06/01/21 @ 100	102,313
100,000	Rio Tinto Finance USA Ltd. (Australia)	A–	4.125%	05/20/2021	N/A	108,180
200,000	Rio Tinto Finance USA Ltd. (Australia)	A–	3.750%	09/20/2021	N/A	211,068
50,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	3.500%	03/22/2022	12/22/21 @ 100	51,507
200,000	Teck Resources Ltd. (Canada)	BBB	4.500%	01/15/2021	10/15/20 @ 100	211,563
						1,339,829

	Miscellaneous Manufacturing – 0.2%
100,000	Danaher Corp.	A+	3.900%	06/23/2021	03/23/21 @ 100	107,980

	Office & Business Equipment – 1.2%
500,000	Xerox Corp.	BBB	4.500%	05/15/2021	N/A	543,044

	Oil & Gas – 6.5%
200,000	BP Capital Markets PLC (United Kingdom)	A	4.742%	03/11/2021	N/A	225,076
200,000	BP Capital Markets PLC (United Kingdom)	A	3.561%	11/01/2021	N/A	209,812
200,000	Canadian Natural Resources Ltd. (Canada)	BBB+	3.450%	11/15/2021	08/15/21 @ 100	206,881
200,000	Devon Energy Corp.	BBB+	4.000%	07/15/2021	04/15/21 @ 100	213,255
100,000	EnCana Corp. (Canada)	BBB	3.900%	11/15/2021	08/15/21 @ 100	106,019
400,000	Ensco PLC (United Kingdom)	BBB+	4.700%	03/15/2021	N/A	437,770
200,000	EOG Resources, Inc.	A–	4.100%	02/01/2021	N/A	218,839
100,000	EQT Corp.	BBB	4.875%	11/15/2021	N/A	108,451
150,000	Marathon Petroleum Corp.	BBB	5.125%	03/01/2021	N/A	171,163
200,000	Noble Energy, Inc.	BBB	4.150%	12/15/2021	09/15/21 @ 100	215,648
200,000	Talisman Energy, Inc. (Canada)	BBB	3.750%	02/01/2021	11/01/20 @ 100	206,153
250,000	Total Capital SA (France)	AA–	4.125%	01/28/2021	N/A	274,063
200,000	Total Capital SA (France)	AA–	4.250%	12/15/2021	N/A	221,682
200,000	Transocean, Inc. (Cayman Islands)	BBB–	6.375%	12/15/2021	N/A	229,748
						3,044,560

	Oil & Gas Services – 0.2%
100,000	Baker Hughes, Inc.	A	3.200%	08/15/2021	05/15/21 @ 100	103,583

See notes to financial statements.
126 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pharmaceuticals – 2.5%
$100,000	AmerisourceBergen Corp.	A–	3.500%	11/15/2021	08/15/21 @ 100	$104,388
575,000	Express Scripts Holding Co.	BBB+	4.750%	11/15/2021	N/A	638,370
400,000	Sanofi (France)	AA	4.000%	03/29/2021	N/A	436,811
						1,179,569

	Pipelines – 2.7%
350,000	El Paso Pipeline Partners Operating Co., LLC	BBB	5.000%	10/01/2021	07/01/21 @ 100	383,089
200,000	Energy Transfer Partners, LP	BBB–	4.650%	06/01/2021	03/01/21 @ 100	216,966
200,000	Energy Transfer Partners, LP	BBB–	5.200%	02/01/2022	11/01/21 @ 100	222,402
200,000	Magellan Midstream Partners, LP	BBB+	4.250%	02/01/2021	N/A	218,360
200,000	Western Gas Partners, LP	BBB–	5.375%	06/01/2021	03/01/21 @ 100	226,559
						1,267,376

	Real Estate Investment Trusts – 3.1%
100,000	American Tower Corp.	BBB–	5.900%	11/01/2021	N/A	115,594
100,000	Boston Properties, LP	A–	4.125%	05/15/2021	02/15/21 @ 100	107,609
350,000	ERP Operating, LP	BBB+	4.625%	12/15/2021	09/15/21 @ 100	387,630
300,000	Health Care REIT, Inc.	BBB	5.250%	01/15/2022	10/15/21 @ 100	337,969
250,000	ProLogis, LP	BBB+	3.350%	02/01/2021	11/01/20 @ 100	255,893
50,000	Simon Property Group, LP	A	4.125%	12/01/2021	09/01/21 @ 100	54,429
200,000	Ventas Realty, LP/Ventas Capital Corp.	BBB+	4.750%	06/01/2021	03/01/21 @ 100	221,198
						1,480,322

	Retail – 4.3%
100,000	Best Buy Co., Inc.(a)	BB	5.500%	03/15/2021	12/15/20 @ 100	104,250
200,000	CVS Caremark Corp.	BBB+	4.125%	05/15/2021	02/15/21 @ 100	217,298
450,000	Gap, Inc.	BBB–	5.950%	04/12/2021	01/12/21 @ 100	520,154
200,000	Home Depot, Inc.	A	4.400%	04/01/2021	01/01/21 @ 100	225,276
200,000	Kohl’s Corp.	BBB+	4.000%	11/01/2021	08/01/21 @ 100	209,875
100,000	Lowe’s Cos., Inc.	A–	3.750%	04/15/2021	01/15/21 @ 100	107,486
100,000	Lowe’s Cos., Inc.	A–	3.800%	11/15/2021	08/15/21 @ 100	107,341
200,000	Nordstrom, Inc.	A–	4.000%	10/15/2021	07/15/21 @ 100	215,354
300,000	Wal-Mart Stores, Inc.	AA	4.250%	04/15/2021	N/A	335,252
						2,042,286

	Semiconductors – 1.0%
50,000	Applied Materials, Inc.	A–	4.300%	06/15/2021	N/A	54,782
400,000	Intel Corp.	A+	3.300%	10/01/2021	N/A	415,784
						470,566

	Software – 0.2%
100,000	Microsoft Corp.	AAA	4.000%	02/08/2021	N/A	110,712

	Telecommunications – 4.9%
300,000	AT&T, Inc.	A–	4.450%	05/15/2021	N/A	330,608
500,000	AT&T, Inc.	A–	3.875%	08/15/2021	N/A	532,711
100,000	Orange SA (France)	BBB+	4.125%	09/14/2021	N/A	107,423
200,000	Qwest Corp.	BBB–	6.750%	12/01/2021	N/A	229,964
300,000	Telefonica Emisiones SAU (Spain)	BBB	5.462%	02/16/2021	N/A	341,349
400,000	Verizon Communications, Inc.	BBB+	4.600%	04/01/2021	N/A	442,281
300,000	Verizon Communications, Inc.	BBB+	3.500%	11/01/2021	N/A	309,848
						2,294,184

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 127

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Transportation – 0.9%
$200,000	Norfolk Southern Corp.	BBB+	3.250%	12/01/2021	09/01/21 @ 100	$205,308
200,000	United Parcel Service, Inc.	A+	3.125%	01/15/2021	N/A	209,038
						414,346

	Total Corporate Bonds – 98.5%
	(Cost $45,185,404)					46,450,482

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 1.1%
504,800	BNY Mellon Securities Lending Overnight Fund, 0.1251%(b) (c)
	(Cost $504,800)					$504,800

	Total Investments – 99.6%
	(Cost $45,690,204)					46,955,282
	Other Assets in excess of Liabilities – 0.4%					192,957
	Net Assets – 100.0%					$47,148,239

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	At May 31, 2014, the total market value of the Fund’s securities on loan was $491,147 and the total market value of the collateral held by the Fund was $504,800.

(c)	Interest rate shown reflects yield as of May 31, 2014.

% of Corporate
Country Breakdown	Bonds
United States	85.5%
United Kingdom	4.7%
France	4.2%
Canada	2.0%
Netherlands	1.2%
Spain	0.7%
Australia	0.7%
Cayman Islands	0.5%
Ireland	0.5%
Subject to change daily.

See notes to financial statements.
128 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.8%
	Advertising – 0.6%
$200,000	Omnicom Group, Inc.	BBB+	3.625%	05/01/2022	N/A	$203,758

	Aerospace & Defense – 2.0%
150,000	General Dynamics Corp.	A	2.250%	11/15/2022	08/15/22 @ 100	142,499
150,000	Raytheon Co.	A	2.500%	12/15/2022	09/15/22 @ 100	144,587
400,000	United Technologies Corp.	A	3.100%	06/01/2022	N/A	409,052
						696,138

	Agriculture – 2.2%
400,000	Altria Group, Inc.	BBB+	2.850%	08/09/2022	N/A	386,835
200,000	Philip Morris International, Inc.	A	2.500%	08/22/2022	N/A	193,582
200,000	Reynolds American, Inc.	BBB–	3.250%	11/01/2022	N/A	193,793
						774,210

	Auto Manufacturers – 0.6%
200,000	Toyota Motor Credit Corp., Series MTN	AA–	3.300%	01/12/2022	N/A	206,357

	Banks – 21.9%
400,000	Bank of America Corp.	A–	5.700%	01/24/2022	N/A	464,857
200,000	Bank of Montreal, Series MTN (Canada)	A+	2.550%	11/06/2022	10/06/22 @ 100	194,329
400,000	Barclays Bank PLC (United Kingdom)	BB+	7.625%	11/21/2022	N/A	460,500
200,000	Citigroup, Inc.	A–	4.500%	01/14/2022	N/A	217,262
200,000	Citigroup, Inc.	BBB+	4.050%	07/30/2022	N/A	204,850
276,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AA–	3.875%	02/08/2022	N/A	293,374
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	A	3.950%	11/09/2022	N/A	509,618
600,000	Goldman Sachs Group, Inc.	A–	5.750%	01/24/2022	N/A	695,345
200,000	HSBC Holdings PLC (United Kingdom)	A+	4.875%	01/14/2022	N/A	224,876
200,000	HSBC Holdings PLC (United Kingdom)	A+	4.000%	03/30/2022	N/A	213,526
500,000	JPMorgan Chase & Co.	A	4.500%	01/24/2022	N/A	547,539
400,000	JPMorgan Chase & Co.	A	3.250%	09/23/2022	N/A	401,082
450,000	Morgan Stanley	BBB+	4.875%	11/01/2022	N/A	482,775
250,000	PNC Bank NA, Series BKNT	A–	2.700%	11/01/2022	10/01/22 @ 100	242,063
200,000	PNC Funding Corp.	A–	3.300%	03/08/2022	02/06/22 @ 100	205,156
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	6.125%	12/15/2022	N/A	437,110
250,000	Sumitomo Mitsui Banking Corp. (Japan)	A+	3.200%	07/18/2022	N/A	251,917
250,000	UBS AG (Switzerland)	BBB	7.625%	08/17/2022	N/A	300,743
200,000	US Bancorp, Series MTN	A+	3.000%	03/15/2022	02/15/22 @ 100	202,719
200,000	US Bancorp, Series MTN	A	2.950%	07/15/2022	06/15/22 @ 100	197,403
760,000	Wells Fargo & Co., Series MTN	A+	3.500%	03/08/2022	N/A	789,736
						7,536,780

	Beverages – 2.3%
400,000	Anheuser-Busch InBev Worldwide, Inc.	A	2.500%	07/15/2022	N/A	387,590
100,000	Diageo Investment Corp.	A–	2.875%	05/11/2022	N/A	99,807
300,000	PepsiCo, Inc.	A–	2.750%	03/05/2022	N/A	297,255
						784,652

	Biotechnology – 1.2%
200,000	Amgen, Inc.	A	3.625%	05/15/2022	02/15/22 @ 100	207,391
200,000	Celgene Corp.	BBB+	3.250%	08/15/2022	N/A	199,820
						407,211
See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 129

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Building Materials – 0.3%
$100,000	Owens Corning	BBB–	4.200%	12/15/2022	09/15/22 @ 100	$102,591

	Chemicals – 1.4%
200,000	Dow Chemical Co.	BBB	3.000%	11/15/2022	08/15/22 @ 100	195,863
200,000	Eastman Chemical Co.	BBB	3.600%	08/15/2022	05/15/22 @ 100	204,554
100,000	Praxair, Inc.	A	2.200%	08/15/2022	05/15/22 @ 100	94,908
						495,325

	Commercial Services – 1.2%
200,000	Adt Corp.	BB–	3.500%	07/15/2022	N/A	184,000
200,000	Block Financial, LLC	BBB	5.500%	11/01/2022	05/01/22 @ 100	218,287
						402,287

	Computers – 1.1%
200,000	Hewlett-Packard Co.	BBB+	4.050%	09/15/2022	N/A	208,979
200,000	International Business Machines Corp.	AA–	1.875%	08/01/2022	N/A	184,892
						393,871

	Cosmetics & Personal Care – 0.6%
200,000	Procter & Gamble Co.	AA–	2.300%	02/06/2022	N/A	195,544

	Diversified Financial Services – 3.4%
200,000	American Express Co.	BBB+	2.650%	12/02/2022	N/A	195,930
200,000	Ford Motor Credit Co., LLC	BBB–	4.250%	09/20/2022	N/A	212,751
200,000	General Electric Capital Corp., Series GMTN	AA+	3.150%	09/07/2022	N/A	202,728
200,000	International Lease Finance Corp.	BB+	8.625%	01/15/2022	N/A	248,250
100,000	International Lease Finance Corp.	BB+	5.875%	08/15/2022	N/A	107,000
200,000	SLM Corp., Series MTN	BB	7.250%	01/25/2022	N/A	221,750
						1,188,409

	Electric – 1.3%
200,000	Duke Energy Progress, Inc.	A	2.800%	05/15/2022	02/15/22 @ 100	200,392
200,000	Oncor Electric Delivery Co., LLC	A	7.000%	09/01/2022	N/A	256,129
						456,521

	Electrical Components & Equipment – 0.6%
200,000	Energizer Holdings, Inc.	BBB–	4.700%	05/24/2022	N/A	206,683

	Electronics – 0.6%
200,000	Koninklijke Philips NV (Netherlands)	A–	3.750%	03/15/2022	N/A	211,013

	Engineering & Construction – 1.2%
200,000	ABB Finance USA, Inc.	A	2.875%	05/08/2022	N/A	199,333
200,000	URS Corp.	BBB–	5.000%	04/01/2022	01/01/22 @ 100	202,865
						402,198

	Environmental Control – 0.6%
100,000	Republic Services, Inc.	BBB+	3.550%	06/01/2022	03/01/22 @ 100	103,148
100,000	Waste Management, Inc.	A–	2.900%	09/15/2022	06/15/22 @ 100	98,028
						201,176

	Food – 1.8%
400,000	Kraft Foods Group, Inc.	BBB	3.500%	06/06/2022	N/A	411,203
200,000	Tyson Foods, Inc.	BBB	4.500%	06/15/2022	03/15/22 @ 100	210,706
						621,909

	Gas – 0.6%
200,000	Sempra Energy	BBB+	2.875%	10/01/2022	07/01/22 @ 100	196,828

See notes to financial statements.
130 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Hand & Machine Tools – 0.6%
$200,000	Stanley Black & Decker, Inc.	A	2.900%	11/01/2022	N/A	$196,878

	Health Care Products – 1.1%
200,000	Baxter International, Inc.	A–	2.400%	08/15/2022	N/A	189,620
200,000	Medtronic, Inc.	AA–	3.125%	03/15/2022	12/15/21 @ 100	204,355
						393,975

	Health Care Services – 1.7%
100,000	Aetna, Inc.	A	2.750%	11/15/2022	08/15/22 @ 100	96,892
200,000	Laboratory Corp. of America Holdings	BBB+	3.750%	08/23/2022	05/23/22 @ 100	203,279
100,000	UnitedHealth Group, Inc.	A	2.875%	03/15/2022	12/15/21 @ 100	100,017
200,000	WellPoint, Inc.	A–	3.125%	05/15/2022	N/A	201,018
						601,206

	Home Builders – 0.6%
200,000	NVR, Inc.	BBB	3.950%	09/15/2022	06/15/22 @ 100	202,719

	Household Products & Housewares – 0.6%
200,000	Clorox Co.	BBB+	3.050%	09/15/2022	06/15/22 @ 100	198,803

	Insurance – 1.7%
100,000	American International Group, Inc.	A–	4.875%	06/01/2022	N/A	112,087
200,000	Hartford Financial Services Group, Inc.	BBB	5.125%	04/15/2022	N/A	228,181
200,000	Voya Financial, Inc.	BBB–	5.500%	07/15/2022	N/A	229,828
						570,096

	Internet – 1.1%
200,000	Amazon.com, Inc.	AA–	2.500%	11/29/2022	08/29/22 @ 100	189,493
200,000	eBay, Inc.	A	2.600%	07/15/2022	04/15/22 @ 100	192,561
						382,054

	Iron & Steel – 0.6%
200,000	Nucor Corp.	A	4.125%	09/15/2022	06/15/22 @ 100	213,173

	Lodging – 0.9%
100,000	Wyndham Worldwide Corp.	BBB–	4.250%	03/01/2022	12/01/21 @ 100	103,092
200,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.	BBB–	5.375%	03/15/2022	03/15/17 @ 103	210,000
						313,092

	Machinery-Construction & Mining – 0.9%
200,000	Caterpillar Financial Services Corp., Series MTN	A	2.850%	06/01/2022	N/A	199,543
100,000	Caterpillar, Inc.	A	2.600%	06/26/2022	03/26/22 @ 100	97,629
						297,172

	Machinery-Diversified – 0.6%
100,000	Deere & Co.	A	2.600%	06/08/2022	03/08/22 @ 100	97,923
100,000	Flowserve Corp.	BBB–	3.500%	09/15/2022	06/15/22 @ 100	99,341
						197,264

	Media – 3.3%
100,000	21st Century Fox America, Inc.	BBB+	3.000%	09/15/2022	N/A	98,967
200,000	CBS Corp.	BBB	3.375%	03/01/2022	12/01/21 @ 100	201,487
100,000	Comcast Cable Communications Holdings, Inc.	A–	9.455%	11/15/2022	N/A	145,677
100,000	Comcast Corp.	A–	3.125%	07/15/2022	N/A	101,962
200,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.800%	03/15/2022	N/A	206,913

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 131

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media continued
$200,000	Reed Elsevier Capital, Inc.	BBB+	3.125%	10/15/2022	07/15/22 @ 100	$196,991
100,000	Time Warner, Inc.	BBB	3.400%	06/15/2022	N/A	102,245
100,000	Walt Disney Co., Series MTN	A	2.350%	12/01/2022	N/A	95,724
						1,149,966

	Mining – 3.9%
200,000	Alcoa, Inc.	BBB–	5.870%	02/23/2022	N/A	217,249
200,000	Barrick Gold Corp. (Canada)	BBB	3.850%	04/01/2022	N/A	194,944
200,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	3.550%	03/01/2022	12/01/21 @ 100	197,032
200,000	Newmont Mining Corp.	BBB	3.500%	03/15/2022	12/15/21 @ 100	189,223
150,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	3.500%	03/22/2022	12/22/21 @ 100	154,521
200,000	Rio Tinto Finance USA PLC (United Kingdom)	A–	2.875%	08/21/2022	05/21/22 @ 100	195,300
200,000	Teck Resources Ltd. (Canada)	BBB	4.750%	01/15/2022	10/15/21 @ 100	208,923
						1,357,192

	Miscellaneous Manufacturing – 2.6%
200,000	3M Co., Series MTN	AA–	2.000%	06/26/2022	N/A	190,869
200,000	Eaton Corp.	A–	2.750%	11/02/2022	N/A	195,543
400,000	General Electric Co.	AA+	2.700%	10/09/2022	N/A	394,911
100,000	Pentair Finance SA (Switzerland)	BBB	3.150%	09/15/2022	06/15/22 @ 100	98,261
						879,584

	Oil & Gas – 9.6%
200,000	Apache Corp.	A–	3.250%	04/15/2022	01/15/22 @ 100	206,797
200,000	BP Capital Markets PLC (United Kingdom)	A	3.245%	05/06/2022	N/A	202,974
200,000	BP Capital Markets PLC (United Kingdom)	A	2.500%	11/06/2022	N/A	191,418
400,000	Chevron Corp.	AA	2.355%	12/05/2022	09/05/22 @ 100	384,784
200,000	ConocoPhillips Co.	A	2.400%	12/15/2022	09/15/22 @ 100	192,751
100,000	Devon Energy Corp.	BBB+	3.250%	05/15/2022	02/15/22 @ 100	101,143
200,000	Husky Energy, Inc. (Canada)	BBB+	3.950%	04/15/2022	01/15/22 @ 100	212,176
200,000	Marathon Oil Corp.	BBB	2.800%	11/01/2022	08/01/22 @ 100	194,252
100,000	Murphy Oil Corp.	BBB	3.700%	12/01/2022	09/01/22 @ 100	99,479
185,000	Newfield Exploration Co.	BBB–	5.750%	01/30/2022	N/A	201,650
150,000	Occidental Petroleum Corp.	A	3.125%	02/15/2022	11/15/21 @ 100	152,930
400,000	Phillips 66	BBB	4.300%	04/01/2022	N/A	435,366
100,000	Pioneer Natural Resources Co.	BBB–	3.950%	07/15/2022	04/15/22 @ 100	104,596
200,000	Rowan Cos., Inc.	BBB–	4.875%	06/01/2022	03/01/22 @ 100	214,696
100,000	Shell International Finance BV (Netherlands)	AA	2.375%	08/21/2022	N/A	96,740
100,000	Total Capital International SA (France)	AA–	2.875%	02/17/2022	N/A	100,292
200,000	Transocean, Inc. (Cayman Islands)	BBB–	3.800%	10/15/2022	07/15/22 @ 100	196,027
						3,288,071

	Oil & Gas Services – 0.9%
200,000	National Oilwell Varco, Inc.	A	2.600%	12/01/2022	09/01/22 @ 100	193,571
100,000	Weatherford International Ltd. (Bermuda)	BBB–	4.500%	04/15/2022	01/15/22 @ 100	106,549
						300,120

See notes to financial statements.
132 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pharmaceuticals – 4.9%
$500,000	AbbVie, Inc.	A	2.900%	11/06/2022	N/A	$493,280
200,000	Actavis, Inc.	BBB–	3.250%	10/01/2022	07/01/22 @ 100	196,947
100,000	Bristol-Myers Squibb Co.	A+	2.000%	08/01/2022	N/A	93,139
200,000	Express Scripts Holding Co.	BBB+	3.900%	02/15/2022	N/A	210,423
400,000	GlaxoSmithKline Capital PLC (United Kingdom)	A+	2.850%	05/08/2022	N/A	399,088
100,000	Merck & Co., Inc.	AA	2.400%	09/15/2022	06/15/22 @ 100	96,039
200,000	Novartis Capital Corp.	AA–	2.400%	09/21/2022	N/A	193,355
						1,682,271

	Pipelines – 3.5%
200,000	Kinder Morgan Energy Partners, LP	BBB	3.950%	09/01/2022	06/01/22 @ 100	204,093
200,000	ONEOK Partners, LP	BBB	3.375%	10/01/2022	07/01/22 @ 100	199,171
100,000	ONEOK, Inc.	BB+	4.250%	02/01/2022	11/02/21 @ 100	99,464
200,000	Plains All American Pipeline, LP / PAA Finance Corp.	BBB	3.650%	06/01/2022	03/01/22 @ 100	207,354
100,000	TransCanada PipeLines Ltd. (Canada)	A–	2.500%	08/01/2022	N/A	96,388
200,000	Western Gas Partners, LP	BBB–	4.000%	07/01/2022	04/01/22 @ 100	206,743
200,000	Williams Partners, LP	BBB	3.350%	08/15/2022	05/15/22 @ 100	198,686
						1,211,899

	Real Estate Investment Trusts – 3.1%
200,000	Alexandria Real Estate Equities, Inc.	BBB–	4.600%	04/01/2022	01/01/22 @ 100	213,125
200,000	American Tower Corp.	BBB–	4.700%	03/15/2022	N/A	212,817
200,000	Hospitality Properties Trust	BBB–	5.000%	08/15/2022	02/15/22 @ 100	213,643
200,000	Ventas Realty, LP / Ventas Capital Corp.	BBB+	4.250%	03/01/2022	12/01/21 @ 100	213,446
200,000	Ventas Realty, LP / Ventas Capital Corp.	BBB+	3.250%	08/15/2022	05/15/22 @ 100	198,583
						1,051,614

	Retail – 2.3%
200,000	CVS Caremark Corp.	BBB+	2.750%	12/01/2022	09/01/22 @ 100	194,339
200,000	Lowe’s Cos., Inc.	A–	3.120%	04/15/2022	01/15/22 @ 100	205,160
200,000	Target Corp.	A	2.900%	01/15/2022	N/A	202,152
200,000	Walgreen Co.	BBB	3.100%	09/15/2022	N/A	197,943
						799,594

	Savings & Loans – 0.3%
100,000	People’s United Financial, Inc.	BBB+	3.650%	12/06/2022	09/06/22 @ 100	100,555

	Semiconductors – 0.8%
300,000	Intel Corp.	A+	2.700%	12/15/2022	N/A	293,220

	Software – 1.3%
150,000	Fidelity National Information Services, Inc.	BBB	5.000%	03/15/2022	03/15/17 @ 103	158,088
300,000	Oracle Corp.	A+	2.500%	10/15/2022	N/A	290,873
						448,961

	Telecommunications – 4.6%
400,000	AT&T, Inc.	A–	3.000%	02/15/2022	N/A	399,929
400,000	AT&T, Inc.	A–	2.625%	12/01/2022	09/01/22 @ 100	385,555
200,000	Motorola Solutions, Inc.	BBB	3.750%	05/15/2022	N/A	199,558
200,000	Telefonaktiebolaget LM Ericsson (Sweden)	BBB+	4.125%	05/15/2022	N/A	208,996
200,000	Verizon Communications, Inc.	BBB+	2.450%	11/01/2022	08/01/22 @ 100	188,984
200,000	Vodafone Group PLC (United Kingdom)	A–	2.500%	09/26/2022	N/A	187,304
						1,570,326

See notes to financial statements.
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BSCM Guggenheim BulletShares 2022 Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Transportation – 1.8%
$200,000	Burlington Northern Santa Fe, LLC	BBB+	3.050%	09/01/2022	06/01/22 @ 100	$200,107
200,000	Union Pacific Corp.	A	4.163%	07/15/2022	04/15/22 @ 100	218,647
200,000	United Parcel Service, Inc.	A+	2.450%	10/01/2022	N/A	194,507
						613,261

	Total Corporate Bonds – 98.8%
	(Cost $32,946,147)					33,996,527
	Other Assets in excess of Liabilities – 1.2%					414,648
	Net Assets – 100.0%					$34,411,175

AG – Stock Corporation

BV – Limited Liability Company

LP – Limited Partnership

LLC – Limited Liability Company

N/A – Not Applicable

NV – Publicly Traded Company

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

% of Corporate
Country Breakdown	Bonds
United States	82.5%
United Kingdom	7.8%
Netherlands	3.3%
Canada	2.7%
Switzerland	0.9%
Japan	0.7%
Sweden	0.6%
Cayman Islands	0.6%
Bermuda	0.3%
France	0.3%
Luxembourg	0.3%
Subject to change daily.

See notes to financial statements.
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BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 73.8%
	Aerospace & Defense – 4.3%
$5,360,000	Kratos Defense & Security Solutions, Inc.	B	10.000%	06/01/2017	06/01/15 @ 103	$5,648,368
13,905,000	TransDigm, Inc.	CCC+	7.750%	12/15/2018	12/15/14 @ 104	14,965,256
1,360,000	Triumph Group, Inc.	BB–	8.625%	07/15/2018	07/15/15 @ 102	1,430,584
						22,044,208

	Auto Parts & Equipment – 1.0%
2,633,000	Gates Investments, LLC / Gates Investments, Inc.	BB–	9.000%	10/01/2018	10/01/14 @ 105	2,827,184
1,950,000	Tenneco, Inc.	BB	7.750%	08/15/2018	08/15/15 @ 102	2,049,937
						4,877,121

	Banks – 0.6%
2,925,000	Emigrant Bancorp, Inc.(a)	B–	6.250%	06/15/2014	N/A	2,929,235

	Beverages – 1.6%
4,410,000	Constellation Brands, Inc.	BB+	8.375%	12/15/2014	N/A	4,586,400
3,510,000	Cott Beverages, Inc.	B+	8.125%	09/01/2018	09/01/14 @ 104	3,724,988
						8,311,388

	Building Materials – 2.0%
2,289,000	Ainsworth Lumber Co. Ltd. (Canada)(a)	B+	7.500%	12/15/2017	12/15/14 @ 104	2,420,617
4,236,000	Building Materials Corp. of America(a)	BB+	6.875%	08/15/2018	08/15/15 @ 102	4,423,973
680,000	Nortek, Inc.	B	10.000%	12/01/2018	12/01/14 @ 105	741,200
2,500,000	USG Corp.(a) (b)	BB	8.375%	10/15/2018	10/15/14 @ 104	2,668,750
						10,254,540

	Chemicals – 1.6%
5,850,000	Celanese US Holdings, LLC	BB+	6.625%	10/15/2018	10/15/14 @ 103	6,157,125
1,718,000	NOVA Chemicals Corp. (Canada)	BB+	8.625%	11/01/2019	11/01/14 @ 104	1,846,850
						8,003,975

	Coal – 0.8%
3,814,000	Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.	BB–	8.500%	12/15/2019	12/15/14 @ 104	4,119,120

	Commercial Services – 5.2%
4,017,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B+	8.250%	01/15/2019	10/15/14 @ 104	4,296,382
1,270,000	Cardtronics, Inc.	BB+	8.250%	09/01/2018	09/01/14 @ 104	1,347,788
485,000	Deluxe Corp., Series B	BB	5.125%	10/01/2014	N/A	491,669
4,480,000	Envision Healthcare Corp.	B	8.125%	06/01/2019	06/01/15 @ 104	4,771,200
6,240,000	Hertz Corp.	B	7.500%	10/15/2018	10/15/14 @ 104	6,606,600
3,822,000	Iron Mountain, Inc.	B	8.375%	08/15/2021	08/15/15 @ 103	4,032,210
4,390,000	Jaguar Holding Co. II / Jaguar Merger Sub, Inc.(a)	B–	9.500%	12/01/2019	12/01/14 @ 107	4,850,950
						26,396,799

	Diversified Financial Services – 3.1%
4,140,000	Ally Financial, Inc.	BB	6.750%	12/01/2014	N/A	4,253,850
6,264,000	Ally Financial, Inc., Series 8	BB	6.750%	12/01/2014	N/A	6,451,920
4,630,000	E*TRADE Financial Corp.	B–	6.000%	11/15/2017	11/15/14 @ 103	4,861,500
						15,567,270

	Electric – 1.0%
4,832,000	NRG Energy, Inc.	BB–	8.500%	06/15/2019	06/15/15 @ 103	5,064,540

See notes to financial statements.
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BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Entertainment – 4.1%
$4,385,000	AMC Entertainment, Inc.	B–	8.750%	06/01/2019	06/01/15 @ 103	$4,576,844
1,950,000	Cedar Fair, LP / Canada’s Wonderland Co. / Magnum Management Corp.	B+	9.125%	08/01/2018	08/01/15 @ 102	2,064,562
490,000	Peninsula Gaming, LLC / Peninsula Gaming Corp.(a)	CCC+	8.375%	02/15/2018	08/15/15 @ 104	524,300
2,570,000	Scientific Games Corp.	B	8.125%	09/15/2018	09/15/14 @ 104	2,711,350
3,517,000	Scientific Games International, Inc.	B	9.250%	06/15/2019	06/15/15 @ 103	3,714,831
3,410,000	Seneca Gaming Corp.(a)	BB	8.250%	12/01/2018	12/01/14 @ 104	3,648,700
3,400,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/15 @ 103	3,580,625
						20,821,212

	Food – 2.4%
5,712,000	Bumble Bee Holdings, Inc.(a)	B	9.000%	12/15/2017	12/15/14 @ 105	6,147,540
3,410,000	Michael Foods Group, Inc.	CCC+	9.750%	07/15/2018	07/15/15 @ 102	3,611,872
2,190,000	Pilgrim’s Pride Corp.	BB	7.875%	12/15/2018	12/15/14 @ 104	2,343,300
100,000	US Foods, Inc.	CCC+	8.500%	06/30/2019	06/30/15 @ 104	107,450
						12,210,162

	Forest Products & Paper – 1.8%
4,432,000	Clearwater Paper Corp.	BB	7.125%	11/01/2018	11/01/14 @ 104	4,692,380
3,240,000	Mercer International, Inc.	B	9.500%	12/01/2017	12/01/14 @ 105	3,499,200
970,000	Tembec Industries, Inc. (Canada)	CCC+	11.250%	12/15/2018	12/15/14 @ 106	1,059,725
						9,251,305

	Health Care Products – 1.7%
2,925,000	Alere, Inc.	CCC+	8.625%	10/01/2018	10/01/14 @ 104	3,100,500
5,220,000	ConvaTec Healthcare E SA (Luxembourg)(a)	B	10.500%	12/15/2018	12/15/14 @ 105	5,709,375
						8,809,875

	Health Care Services – 2.2%
6,075,000	DaVita HealthCare Partners, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	6,500,250
2,269,000	HealthSouth Corp.	BB–	7.250%	10/01/2018	10/01/14 @ 104	2,396,631
2,140,000	Universal Health Services, Inc.	B+	7.000%	10/01/2018	10/01/14 @ 104	2,257,700
						11,154,581

	Home Builders – 0.3%
1,387,000	Lennar Corp., Series B	BB–	5.500%	09/01/2014	N/A	1,402,604

	Household Products & Housewares – 5.1%
13,355,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	B+	7.125%	04/15/2019	10/15/14 @ 104	14,089,525
11,200,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu	CCC+	9.000%	04/15/2019	10/15/14 @ 105	11,928,000
						26,017,525

	Lodging – 1.1%
830,000	Boyd Gaming Corp.(b)	CCC+	9.125%	12/01/2018	12/01/14 @ 105	886,025
3,958,000	Felcor Lodging, LP	B+	10.000%	10/01/2014	N/A	4,066,845
390,000	Marina District Finance Co., Inc.(b)	B+	9.875%	08/15/2018	08/15/15 @ 102	413,887
						5,366,757

	Media – 4.8%
7,990,000	DISH DBS Corp.	BB–	6.625%	10/01/2014	N/A	8,129,825
1,782,000	Gannett Co., Inc.	BB	8.750%	11/15/2014	N/A	1,844,370
2,000,000	Gannett Co., Inc.	BB	7.125%	09/01/2018	09/01/14 @ 104	2,105,000
3,542,000	MediaCom, LLC / MediaCom Capital Corp.	B	9.125%	08/15/2019	08/15/15 @ 103	3,754,520

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Media continued
$6,534,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	7.750%	10/15/2018	10/15/14 @ 104	$6,950,543
1,750,000	Sinclair Television Group, Inc.	B	8.375%	10/15/2018	10/15/14 @ 104	1,868,125
						24,652,383

	Metal Fabricate & Hardware – 0.4%
1,950,000	AM Castle & Co.	B–	12.750%	12/15/2016	12/15/14 @ 106	2,166,938

	Office & Business Equipment – 0.8%
3,812,000	CDW, LLC / CDW Finance Corp.	BB–	8.000%	12/15/2018	12/15/14 @ 104	4,097,900

	Office Furnishings – 0.5%
2,240,000	Interface, Inc.	BB	7.625%	12/01/2018	12/01/14 @ 104	2,380,000

	Oil & Gas – 3.6%
1,325,000	Berry Petroleum Co., LLC	BB–	10.250%	06/01/2014	N/A	1,325,000
6,380,000	Carrizo Oil & Gas, Inc.	B–	8.625%	10/15/2018	10/15/14 @ 104	6,810,650
340,000	Citgo Petroleum Corp.(a)	BB–	11.500%	07/01/2017	07/01/15 @ 103	361,675
5,600,000	Energy XXI Gulf Coast, Inc.	B	9.250%	12/15/2017	12/15/14 @ 105	6,055,000
3,755,000	Whiting Petroleum Corp.	BB–	6.500%	10/01/2018	10/01/14 @ 103	3,938,056
						18,490,381

	Packaging & Containers – 1.8%
1,325,000	Ardagh Packaging Finance PLC (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	1,402,844
3,500,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.,
	Series 144 (Ireland)(a)	B+	7.375%	10/15/2017	10/15/14 @ 104	3,701,250
1,460,000	BWAY Holding Co.	CCC+	10.000%	06/15/2018	06/15/15 @ 103	1,538,475
2,515,000	Graphic Packaging International	BB+	7.875%	10/01/2018	10/01/14 @ 104	2,665,900
						9,308,469

	Pharmaceuticals – 3.5%
3,170,000	NBTY, Inc.	B	9.000%	10/01/2018	10/01/14 @ 105	3,380,805
4,870,000	Valeant Pharmaceuticals International(a)	B	6.750%	10/01/2017	10/01/14 @ 103	5,119,588
8,568,000	Valeant Pharmaceuticals International(a)	B	6.875%	12/01/2018	12/01/14 @ 103	9,049,950
						17,550,343

	Pipelines – 1.9%
1,460,000	El Paso, LLC(b)	BB	6.875%	06/15/2014	N/A	1,462,656
5,180,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	6.875%	12/01/2018	12/01/14 @ 103	5,490,800
2,750,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.	BB	7.875%	10/15/2018	10/15/14 @ 104	2,928,750
						9,882,206

	Real Estate – 0.8%
3,910,000	CBRE Services, Inc.	B+	6.625%	10/15/2020	10/15/14 @ 105	4,164,150

	Retail – 7.0%
1,085,000	99 Cents Only Stores	CCC+	11.000%	12/15/2019	12/15/14 @ 108	1,226,050
3,410,000	Academy Ltd. / Academy Finance Corp.(a)	CCC+	9.250%	08/01/2019	08/01/15 @ 105	3,704,112
7,199,000	Burger King Corp.	B+	9.875%	10/15/2018	10/15/14 @ 105	7,774,920
5,692,000	DineEquity, Inc.	B–	9.500%	10/30/2018	10/30/14 @ 105	6,168,705
40,000	Express, LLC / Express Finance Corp.	BB	8.750%	03/01/2018	03/01/15 @ 102	42,000
2,920,000	Hillman Group, Inc.	CCC+	10.875%	06/01/2018	06/01/15 @ 103	3,098,266
2,435,000	L Brands, Inc.	BB–	5.250%	11/01/2014	N/A	2,483,700
9,230,000	Michaels Stores, Inc.	CCC+	7.750%	11/01/2018	11/01/14 @ 104	9,806,875
1,460,000	Rite AID Corp.	B	10.250%	10/15/2019	10/15/14 @ 105	1,589,575
						35,894,203

See notes to financial statements.
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BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Software – 0.6%
$3,000,000	SSI Investments II Ltd. / SSI Co.-Issuer, LLC	CCC+	11.125%	06/01/2018	06/01/15 @ 103	$3,166,890

	Telecommunications – 6.8%
8,513,000	MetroPCS Wireless, Inc.	BB	7.875%	09/01/2018	09/01/14 @ 104	8,989,302
3,995,000	PAETEC Holding Corp.	BB+	9.875%	12/01/2018	12/01/14 @ 105	4,364,537
4,204,000	Virgin Media Finance PLC (United Kingdom)	B	8.375%	10/15/2019	10/15/14 @ 104	4,477,260
5,120,000	West Corp.	B+	8.625%	10/01/2018	10/01/14 @ 104	5,440,000
5,850,000	West Corp.	B+	7.875%	01/15/2019	11/15/14 @ 104	6,244,875
4,780,000	Windstream Corp.	B	8.125%	09/01/2018	09/01/14 @ 104	5,045,888
						34,561,862

	Transportation – 1.4%
2,824,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	3,042,860
3,900,000	Swift Services Holdings, Inc.	B+	10.000%	11/15/2018	11/15/14 @ 105	4,246,125
						7,288,985

	Total Corporate Bonds – 73.8%
	(Cost $373,969,902)					376,206,927

	US Treasury Securities – 26.5%
135,500,000	U.S. Treasury Bill(c)
	(Cost $135,490,916)	NR	–%	08/21/2014	N/A	135,491,328
	(Cost $509,460,818)					511,698,255

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 0.7%
3,437,268	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)
	(Cost $3,437,268)	$3,437,268

	Total Investments – 101.0%
	(Cost $512,898,086)	515,135,523
	Liabilities in excess of Other Assets – (1.0%)	(5,258,299)
	Net Assets – 100.0%	$509,877,224

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $56,662,859, which represents 11.1% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	Zero coupon bond.

(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $3,349,438 and the total market value of the collateral held by the Fund was $3,437,268.

(e)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
138 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	96.0%
Luxembourg	1.1%
Canada	1.0%
Ireland	1.0%
United Kingdom	0.9%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 139

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BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.0%
	Aerospace & Defense – 2.1%
$4,435,000	Alliant Techsystems, Inc.	B+	6.875%	09/15/2020	09/15/15 @ 103	$4,845,237
7,080,000	B/E Aerospace, Inc.	BB	6.875%	10/01/2020	10/01/15 @ 103	7,734,900
2,595,000	Esterline Technologies Corp.	BB	7.000%	08/01/2020	08/01/15 @ 104	2,802,600
4,417,000	Spirit AeroSystems, Inc.	B+	6.750%	12/15/2020	12/15/15 @ 103	4,803,488
						20,186,225

	Airlines – 0.6%
6,200,000	United Airlines, Inc.(a)	BB–	6.750%	09/15/2015	09/15/14 @ 100	6,296,100

	Apparel – 1.8%
9,810,000	Hanesbrands, Inc.	BB	6.375%	12/15/2020	12/15/15 @ 103	10,680,638
6,334,000	Levi Strauss & Co.(b)	BB	7.625%	05/15/2020	05/15/15 @ 104	6,872,390
						17,553,028

	Auto Manufacturers – 3.0%
24,220,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.000%	06/15/2019	06/15/15 @ 104	26,581,450
2,750,000	Oshkosh Corp.	BB+	8.500%	03/01/2020	03/01/15 @ 104	2,997,500
						29,578,950

	Auto Parts & Equipment – 2.3%
200,000	Allison Transmission, Inc.(a)	B–	7.125%	05/15/2019	05/15/15 @ 104	215,500
1,500,000	Dana Holding Corp.	BB+	6.500%	02/15/2019	02/15/15 @ 103	1,593,750
9,468,000	Goodyear Tire & Rubber Co.	B+	8.250%	08/15/2020	08/15/15 @ 104	10,509,480
2,828,000	Lear Corp.	BB	8.125%	03/15/2020	03/15/15 @ 104	3,082,520
1,200,000	Meritor, Inc.	B–	8.125%	09/15/2015	N/A	1,299,000
5,500,000	Tenneco, Inc.	BB	6.875%	12/15/2020	12/15/15 @ 103	6,043,125
						22,743,375

	Banks – 4.7%
16,450,000	Ally Financial, Inc.	BB	8.300%	02/12/2015	N/A	17,262,219
13,935,000	Ally Financial, Inc.	BB	4.625%	06/26/2015	N/A	14,474,981
12,765,000	CIT Group, Inc.(a)	BB–	4.750%	02/15/2015	N/A	13,092,103
650,000	Royal Bank of Scotland Group PLC (United Kingdom)	BB+	5.050%	01/08/2015	N/A	664,054
83,000	Zions Bancorporation	BB+	6.000%	09/15/2015	N/A	88,108
						45,581,465

	Building Materials – 1.2%
1,500,000	Building Materials Corp. of America(a)	BB+	7.000%	02/15/2020	02/15/15 @ 104	1,605,000
4,425,000	Building Materials Corp. of America(a)	BB+	7.500%	03/15/2020	03/15/15 @ 104	4,745,813
4,741,000	Lafarge SA (France)(a)	BB+	6.200%	07/09/2015	N/A	5,001,755
						11,352,568

	Chemicals – 1.3%
3,000,000	Huntsman International, LLC	B+	8.625%	03/15/2020	03/15/15 @ 104	3,285,000
4,585,000	Huntsman International, LLC	B+	8.625%	03/15/2021	09/15/15 @ 104	5,135,200
200,000	Ineos Finance PLC (United Kingdom)(a)	BB–	8.375%	02/15/2019	02/15/15 @ 106	220,250
200,000	Ineos Finance PLC (United Kingdom)(a)	BB–	7.500%	05/01/2020	05/01/15 @ 106	219,250
3,200,000	PolyOne Corp.	BB	7.375%	09/15/2020	09/15/15 @ 104	3,504,000
						12,363,700

	Coal – 0.2%
1,365,000	CONSOL Energy, Inc.	BB	8.250%	04/01/2020	04/01/15 @ 104	1,491,263
See notes to financial statements.
140 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Services – 5.3%
$2,300,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B+	9.750%	03/15/2020	09/15/15 @ 105	$2,622,000
5,000,000	Ceridian Corp.	CCC	11.250%	11/15/2015	N/A	5,044,250
2,770,000	Ceridian Corp.(a)	B–	8.875%	07/15/2019	07/15/15 @ 107	3,137,025
5,326,000	FTI Consulting, Inc.	BB–	6.750%	10/01/2020	10/01/15 @ 103	5,712,135
11,559,000	Hertz Corp.	B	6.750%	04/15/2019	04/15/15 @ 103	12,411,476
4,475,000	Iron Mountain, Inc.	B	7.750%	10/01/2019	10/01/15 @ 104	4,933,688
581,000	RR Donnelley & Sons Co.	BB–	5.500%	05/15/2015	N/A	601,335
7,600,000	United Rentals North America, Inc.	BB+	5.750%	07/15/2018	07/15/15 @ 103	8,151,000
7,827,000	United Rentals North America, Inc.(b)	B	8.375%	09/15/2020	09/15/15 @ 104	8,687,970
						51,300,879

	Computers – 1.2%
3,000,000	Dell, Inc.	B+	2.300%	09/10/2015	N/A	3,026,250
8,005,000	SunGard Data Systems, Inc.	B	7.625%	11/15/2020	11/15/15 @ 104	8,815,506
						11,841,756

	Distribution & Wholesale – 1.3%
11,241,000	HD Supply, Inc.	B+	8.125%	04/15/2019	04/15/15 @ 106	12,449,408
500,000	HD Supply, Inc.	CCC+	11.500%	07/15/2020	10/15/16 @ 106	601,250
						13,050,658

	Diversified Financial Services – 1.1%
2,950,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	10.875%	04/01/2015	N/A	2,968,437
4,200,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	9.625%	05/01/2019	05/01/15 @ 107	4,630,500
2,900,000	Nuveen Investments, Inc.(b)	CCC	5.500%	09/15/2015	N/A	3,008,750
100,000	Springleaf Finance Corp., Series MTNI	CCC+	5.400%	12/01/2015	N/A	105,125
						10,712,812

	Electric – 4.1%
7,398,000	AES Corp.	BB–	7.750%	10/15/2015	N/A	8,008,335
10,777,000	Calpine Corp.(a)	BB–	7.875%	07/31/2020	07/31/15 @ 104	11,800,815
18,310,000	Calpine Corp.(a)	BB–	7.500%	02/15/2021	11/01/15 @ 104	19,935,012
						39,744,162

	Electrical Components & Equipment – 0.2%
1,975,000	Anixter, Inc.	BB	5.950%	03/01/2015	N/A	2,039,187

	Entertainment – 1.2%
6,250,000	AMC Entertainment, Inc.	B–	9.750%	12/01/2020	12/01/15 @ 105	7,187,500
844,000	Pinnacle Entertainment, Inc.	B+	7.500%	04/15/2021	04/15/15 @ 106	914,685
3,336,000	Rivers Pittsburgh Borrower, LP / Rivers Pittsburgh Finance Corp.(a)	B	9.500%	06/15/2019	06/15/15 @ 105	3,644,580
						11,746,765

	Environmental Control – 0.0%***
371,000	Covanta Holding Corp.	B	7.250%	12/01/2020	12/01/15 @ 104	407,636

	Food – 0.6%
5,200,000	BI-LO, LLC / BI-LO Finance Corp.(a)	B	9.250%	02/15/2019	02/15/15 @ 105	5,629,000

	Health Care Products – 3.6%
2,055,000	Alere, Inc.	B–	7.250%	07/01/2018	12/15/15 @ 104	2,255,362
630,000	DJO Finance, LLC / DJO Finance Corp.	B–	8.750%	03/15/2018	03/15/15 @ 104	680,400
5,150,000	Fresenius US Finance II, Inc.(a)	BB+	9.000%	07/15/2015	N/A	5,587,750

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 141

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Health Care Products continued
$4,675,000	Hologic, Inc.	BB	6.250%	08/01/2020	08/01/15 @ 103	$4,990,563
15,315,000	Kinetic Concepts, Inc. / KCI USA, Inc.	B–	10.500%	11/01/2018	11/01/15 @ 105	17,414,533
3,580,000	Kinetic Concepts, Inc. / KCI USA, Inc.	CCC+	12.500%	11/01/2019	11/01/15 @ 106	4,143,850
						35,072,458

	Health Care Services – 6.4%
16,969,000	Community Health Systems, Inc.	B–	8.000%	11/15/2019	11/15/15 @ 104	18,665,900
13,666,000	HCA Holdings, Inc.	B–	7.750%	05/15/2021	11/15/15 @ 104	15,083,847
6,850,000	HCA, Inc.	B–	6.375%	01/15/2015	N/A	7,072,625
3,000,000	HealthSouth Corp.	BB–	8.125%	02/15/2020	02/15/15 @ 104	3,247,500
3,844,000	LifePoint Hospitals, Inc.	BB–	6.625%	10/01/2020	10/01/15 @ 103	4,170,740
45,000	ResCare, Inc.	B	10.750%	01/15/2019	01/15/15 @ 105	49,725
5,000,000	Tenet Healthcare Corp.	CCC+	9.250%	02/01/2015	N/A	5,262,500
7,102,000	Tenet Healthcare Corp.	CCC+	8.000%	08/01/2020	08/01/15 @ 104	7,758,935
1,225,000	United Surgical Partners International, Inc.	CCC+	9.000%	04/01/2020	04/01/15 @ 107	1,362,813
						62,674,585

	Holding Companies-Diversified – 0.4%
3,850,000	Leucadia National Corp.	BBB	8.125%	09/15/2015	N/A	4,183,025

	Home Builders – 0.6%
500,000	Beazer Homes USA, Inc.	B	6.625%	04/15/2018	07/15/15 @ 103	537,500
856,000	KB Home	B	6.250%	06/15/2015	N/A	900,940
4,000,000	Lennar Corp., Series B	BB–	5.600%	05/31/2015	N/A	4,180,000
						5,618,440

	Household Products & Housewares – 3.8%
3,000,000	Jarden Corp.	BB	6.125%	11/15/2022	11/15/15 @ 103	3,210,000
13,750,000	Reynolds Group Issuer, Inc.	B+	7.875%	08/15/2019	08/15/15 @ 104	15,090,625
17,304,000	Reynolds Group Issuer, Inc.	CCC+	9.875%	08/15/2019	08/15/15 @ 105	19,142,550
						37,443,175

	Internet – 1.4%
4,200,000	eAccess Ltd. (Japan)(a)	BB	8.250%	04/01/2018	04/01/15 @ 104	4,583,250
8,105,000	Zayo Group, LLC / Zayo Capital, Inc.	B	8.125%	01/01/2020	07/01/15 @ 104	8,885,106
						13,468,356

	Iron & Steel – 3.6%
5,000,000	AK Steel Corp.	BB–	8.750%	12/01/2018	12/01/15 @ 104	5,606,250
7,100,000	ArcelorMittal (Luxembourg)	BB+	9.500%	02/15/2015	N/A	7,508,250
5,150,000	ArcelorMittal (Luxembourg)	BB+	4.250%	02/25/2015	N/A	5,253,000
10,000,000	ArcelorMittal (Luxembourg)	BB+	4.250%	08/05/2015	N/A	10,300,000
1,500,000	Essar Steel Algoma, Inc. (Canada)(a) (b)	B	9.375%	03/15/2015	N/A	1,511,250
4,890,000	Steel Dynamics, Inc.	BB+	7.625%	03/15/2020	03/15/15 @ 104	5,275,087
						35,453,837

	Leisure Time – 0.3%
3,000,000	Seven Seas Cruises S de RL, LLC (Panama)	B–	9.125%	05/15/2019	05/15/15 @ 105	3,303,750

	Lodging – 0.8%
7,250,000	MGM Resorts International	B+	6.625%	07/15/2015	N/A	7,685,000

See notes to financial statements.
142 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Machinery-Diversified – 1.5%
$7,312,000	CNH Capital, LLC	BB	3.875%	11/01/2015	N/A	$7,531,360
6,646,000	Manitowoc Co., Inc.	BB–	8.500%	11/01/2020	11/01/15 @ 104	7,443,520
						14,974,880

	Media – 5.3%
7,150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	8.125%	04/30/2020	04/30/15 @ 104	7,811,375
7,385,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.375%	06/01/2020	12/01/15 @ 104	8,105,037
6,500,000	DISH DBS Corp.	BB–	7.750%	05/31/2015	N/A	6,922,500
1,500,000	Gannett Co., Inc.	BB	6.375%	09/01/2015	N/A	1,601,250
175,000	New York Times Co.	BB	5.000%	03/15/2015	N/A	179,812
5,945,000	Unitymedia Hessen GmbH & Co. KG (Germany)(a)	BB–	7.500%	03/15/2019	03/15/15 @ 104	6,405,738
6,040,000	Univision Communications, Inc.(a)	B+	6.875%	05/15/2019	05/15/15 @ 103	6,477,900
7,700,000	Univision Communications, Inc.(a)	B+	7.875%	11/01/2020	11/01/15 @ 104	8,518,125
5,255,000	Univision Communications, Inc.(a)	CCC+	8.500%	05/15/2021	11/15/15 @ 104	5,793,638
						51,815,375

	Metal Fabricate & Hardware – 0.3%
877,000	Dynacast International, LLC / Dynacast Finance, Inc.	B	9.250%	07/15/2019	07/15/15 @ 105	973,470
1,320,000	Mueller Water Products, Inc.	B1	8.750%	09/01/2020	09/01/15 @ 104	1,471,800
						2,445,270

	Mining – 1.9%
13,334,000	Novelis, Inc. (Canada)	B	8.750%	12/15/2020	12/15/15 @ 104	14,884,078
3,500,000	Thompson Creek Metals Co., Inc. (Canada)	B	9.750%	12/01/2017	12/01/15 @ 105	3,937,500
						18,821,578

	Office & Business Equipment – 1.3%
11,584,000	CDW, LLC / CDW Finance Corp.	B	8.500%	04/01/2019	04/01/15 @ 104	12,670,000

	Oil & Gas – 8.1%
3,860,000	Berry Petroleum Co., LLC	BB–	6.750%	11/01/2020	11/01/15 @ 103	4,110,900
5,200,000	Bill Barrett Corp.	B	7.625%	10/01/2019	10/01/15 @ 104	5,642,000
4,000,000	Chaparral Energy, Inc.	B–	9.875%	10/01/2020	10/01/15 @ 105	4,540,000
1,751,000	Continental Resources, Inc.	BBB–	7.375%	10/01/2020	10/01/15 @ 104	1,954,554
2,806,000	Energy XXI Gulf Coast, Inc.(b)	B	7.750%	06/15/2019	06/15/15 @ 104	3,037,495
8,150,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B+	6.875%	05/01/2019	05/01/15 @ 103	8,761,250
2,750,000	Hercules Offshore, Inc.(a)	B	10.250%	04/01/2019	04/01/15 @ 108	3,066,250
7,517,000	Kodiak Oil & Gas Corp. (Canada)	B	8.125%	12/01/2019	12/01/15 @ 104	8,381,455
12,100,000	Linn Energy, LLC / Linn Energy Finance Corp.	B+	8.625%	04/15/2020	04/15/15 @ 104	13,173,875
5,133,000	Newfield Exploration Co.	BB+	6.875%	02/01/2020	02/01/15 @ 103	5,479,477
100,000	Oasis Petroleum, Inc.	B+	7.250%	02/01/2019	02/01/15 @ 104	107,000
2,500,000	Plains Exploration & Production Co.	BBB	7.625%	04/01/2020	04/01/15 @ 104	2,750,000
7,226,000	Precision Drilling Corp. (Canada)	BB	6.625%	11/15/2020	11/15/15 @ 103	7,767,950
5,750,000	Range Resources Corp.	BB	6.750%	08/01/2020	08/01/15 @ 103	6,253,125
3,500,000	SandRidge Energy, Inc.	B–	8.750%	01/15/2020	01/15/15 @ 104	3,797,500
						78,822,831

	Packaging & Containers – 1.4%
5,542,000	Ball Corp.	BB+	6.750%	09/15/2020	03/15/15 @ 103	5,943,795
7,170,000	Sealed Air Corp.(a)	BB	8.125%	09/15/2019	09/15/15 @ 104	7,976,625
						13,920,420

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 143

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Pharmaceuticals – 4.6%
$1,025,000	ENDO Finance, LLC & ENDO Finco, Inc.(a)	B	7.000%	07/15/2019	07/15/15 @ 104	$1,104,438
4,856,000	ENDO Finance, LLC & ENDO Finco, Inc.(a)	B	7.000%	12/15/2020	12/15/15 @ 104	5,232,340
5,152,000	Omnicare, Inc.	BB	7.750%	06/01/2020	06/01/15 @ 104	5,589,920
7,382,000	Valeant Pharmaceuticals International, Inc.(a)	B	7.000%	10/01/2020	10/01/15 @ 104	7,898,740
11,500,000	Valeant Pharmaceuticals International, Inc. (Canada)(a)	B	7.500%	07/15/2021	07/15/16 @ 106	12,808,125
11,250,000	Valeant Pharmaceuticals International, Inc.(Canada)(a)	B	6.750%	08/15/2018	08/15/15 @ 105	12,178,125
						44,811,688

	Pipelines – 1.3%
4,700,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	BB	7.750%	04/01/2019	04/01/15 @ 104	5,052,500
900,000	Kinder Morgan Kansas, Inc.	BB	5.150%	03/01/2015	N/A	927,750
5,635,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.750%	11/01/2020	11/01/15 @ 103	6,156,237
950,000	NGPL PipeCo, LLC(a) (b)	B–	9.625%	06/01/2019	06/01/15 @ 107	1,035,500
						13,171,987

	Real Estate – 1.4%
3,795,000	Kennedy-Wilson, Inc.	BB–	8.750%	04/01/2019	04/01/15 @ 104	4,155,525
8,350,000	Realogy Group, LLC(a) (b)	B	7.875%	02/15/2019	02/15/15 @ 104	9,059,750
						13,215,275

	Retail – 3.3%
5,700,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.250%	08/20/2019	08/20/15 @ 103	6,120,375
3,000,000	Asbury Automotive Group, Inc.	B+	8.375%	11/15/2020	11/15/15 @ 104	3,360,000
5,350,000	Burlington Coat Factory Warehouse Corp.	CCC+	10.000%	02/15/2019	02/15/15 @ 105	5,878,312
6,500,000	Rite Aid Corp.	BB–	8.000%	08/15/2020	08/15/15 @ 104	7,190,625
7,975,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	6.875%	11/15/2019	11/15/15 @ 103	8,732,625
1,030,000	Tops Holding Corp. / Tops Markets, LLC	B	8.875%	12/15/2017	06/15/15 @ 104	1,129,138
						32,411,075

	Semiconductors – 1.1%
4,520,000	Freescale Semiconductor, Inc.	B–	8.050%	02/01/2020	06/01/15 @ 104	4,926,800
5,000,000	Freescale Semiconductor, Inc.	B–	10.750%	08/01/2020	08/01/15 @ 105	5,706,250
						10,633,050

	Shipbuilding – 0.7%
6,540,000	Huntington Ingalls Industries, Inc.	BB–	6.875%	03/15/2018	03/15/15 @ 103	6,997,800

	Software – 3.2%
5,685,000	Epicor Software Corp.	CCC+	8.625%	05/01/2019	05/01/15 @ 104	6,203,756
6,600,000	First Data Corp.(a)	B+	8.875%	08/15/2020	08/15/15 @ 104	7,342,500
5,960,000	Infor US, Inc.	B–	11.500%	07/15/2018	07/15/15 @ 106	6,883,800
9,761,000	Infor US, Inc.	B–	9.375%	04/01/2019	04/01/15 @ 107	10,968,924
						31,398,980

	Storage & Warehousing – 1.4%
9,500,000	Algeco Scotsman Global Finance PLC (United Kingdom)(a)	B	8.500%	10/15/2018	10/15/15 @ 104	10,093,750
2,925,000	Mobile Mini, Inc.	BB–	7.875%	12/01/2020	12/01/15 @ 104	3,246,750
						13,340,500

	Telecommunications – 8.1%
8,486,000	CommScope, Inc.(a)	B+	8.250%	01/15/2019	01/15/15 @ 104	9,237,011
12,100,000	Intelsat Jackson Holdings SA (Luxembourg)	B+	7.250%	04/01/2019	04/01/15 @ 104	12,992,375

See notes to financial statements.
144 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$11,600,000	Intelsat Jackson Holdings SA (Luxembourg)	B+	7.250%	10/15/2020	10/15/15 @ 104	$12,557,000
6,500,000	Level 3 Communications, Inc.	CCC+	11.875%	02/01/2019	02/01/15 @ 106	7,296,250
4,751,000	Level 3 Communications, Inc.	CCC+	8.875%	06/01/2019	06/01/15 @ 104	5,226,100
5,593,000	Level 3 Financing, Inc.	CCC+	9.375%	04/01/2019	04/01/15 @ 105	6,173,274
10,750,000	Level 3 Financing, Inc.	CCC+	8.125%	07/01/2019	07/01/15 @ 104	11,798,125
2,891,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/15 @ 103	3,050,005
5,600,000	Syniverse Holdings, Inc.	B–	9.125%	01/15/2019	01/15/15 @ 105	6,062,000
4,552,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	4,961,680
						79,353,820

	Total Corporate Bonds – 98.0%
	(Cost $944,347,010)					957,326,684

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned – 1.7%
16,678,775	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $16,678,775)	$16,678,775

	Total Investments – 99.7%
	(Cost $961,025,785)	974,005,459
	Other Assets in excess of Liabilities – 0.3%	3,400,986
	Net Assets – 100.0%	$977,406,445

GmbH & Co. KG – Limited Partnership

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $201,453,008, which represents 20.6% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $16,276,718 and the total market value of the collateral held by the Fund was $16,678,775.

(d)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
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BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	85.3%
Canada	6.4%
Luxembourg	5.1%
United Kingdom	1.2%
Germany	0.7%
France	0.5%
Japan	0.5%
Panama	0.3%
Subject to change daily.

See notes to financial statements.
146 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 97.8%
	Apparel – 0.8%
$500,000	Quiksilver, Inc. / QS Wholesale, Inc.(a)	CCC+	7.875%	08/01/2018	02/01/16 @ 104	$545,000
3,930,000	Wolverine World Wide, Inc.	BB	6.125%	10/15/2020	10/15/16 @ 103	4,264,050
						4,809,050

	Auto Manufacturers – 4.9%
21,900,000	Chrysler Group, LLC / CG Co.-Issuer, Inc.	B	8.250%	06/15/2021	06/15/16 @ 104	25,075,500
4,000,000	Jaguar Land Rover Automotive PLC (United Kingdom)(a)	BB	8.125%	05/15/2021	05/15/16 @ 104	4,535,000
						29,610,500

	Auto Parts & Equipment – 0.7%
3,675,000	Dana Holding Corp.	BB+	6.750%	02/15/2021	02/15/16 @ 103	3,996,563

	Banks – 1.4%
2,500,000	Ally Financial, Inc.	BB	3.125%	01/15/2016	N/A	2,575,000
5,500,000	Ally Financial, Inc.	BB	3.500%	07/18/2016	N/A	5,685,625
						8,260,625
	Beverages – 0.8%
4,200,000	Constellation Brands, Inc.	BB+	7.250%	09/01/2016	N/A	4,714,500

	Building Materials – 5.4%
8,300,000	Building Materials Corp. of America(a)	BB+	6.750%	05/01/2021	05/01/16 @ 103	8,984,750
3,405,000	Hanson Ltd. (United Kingdom)	Ba1	6.125%	08/15/2016	N/A	3,732,731
1,050,000	Lafarge SA (France)	BB+	6.500%	07/15/2016	N/A	1,157,625
3,500,000	Louisiana-Pacific Corp.	BB	7.500%	06/01/2020	06/01/16 @ 104	3,885,000
5,432,000	Nortek, Inc.	B	8.500%	04/15/2021	04/15/16 @ 104	6,015,940
1,250,000	Summit Materials, LLC / Summit Materials Finance Corp.	B–	10.500%	01/31/2020	01/31/16 @ 105	1,409,375
3,345,000	USG Corp.	B–	6.300%	11/15/2016	N/A	3,629,325
2,950,000	USG Corp.(a)	BB	7.875%	03/30/2020	03/30/16 @ 104	3,285,562
340,000	Vulcan Materials Co.	BB	6.500%	12/01/2016	N/A	379,313
						32,479,621

	Chemicals – 0.7%
4,000,000	Ashland, Inc.	BB	3.000%	03/15/2016	02/15/16 @ 100	4,095,000

	Coal – 0.7%
3,900,000	Peabody Energy Corp.	BB–	7.375%	11/01/2016	N/A	4,338,750

	Commercial Services – 3.6%
4,898,000	Hertz Corp.	B	7.375%	01/15/2021	01/15/16 @ 104	5,400,045
1,500,000	Neff Rental, LLC / Neff Finance Corp.(a)	CCC+	9.625%	05/15/2016	05/15/15 @ 100	1,556,025
1,100,000	R.R. Donnelley & Sons	BB–	8.600%	08/15/2016	N/A	1,259,500
6,350,000	United Rentals North America, Inc.	BB–	7.375%	05/15/2020	05/15/16 @ 104	7,112,000
5,450,000	United Rentals North America, Inc.	BB–	8.250%	02/01/2021	02/01/16 @ 104	6,131,250
						21,458,820

	Computers – 0.2%
1,000,000	j2 Global, Inc.	BB	8.000%	08/01/2020	08/01/16 @ 104	1,090,000

	Cosmetics & Personal Care – 0.3%
1,500,000	Elizabeth Arden, Inc.	BB–	7.375%	03/15/2021	03/15/16 @ 104	1,591,875

	Distribution & Wholesale – 4.0%
5,618,000	HD Supply, Inc.	CCC+	11.000%	04/15/2020	04/15/16 @ 106	6,671,375
8,524,000	HD Supply, Inc.	CCC+	7.500%	07/15/2020	10/15/16 @ 104	9,291,160

See notes to financial statements.
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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Distribution & Wholesale continued
$6,800,000	HD Supply, Inc.	CCC+	11.500%	07/15/2020	10/15/16 @ 106	$8,177,000
						24,139,535

	Diversified Financial Services – 1.4%
3,900,000	E*TRADE Financial Corp.	B–	6.750%	06/01/2016	N/A	4,246,125
2,800,000	General Motors Financial Co., Inc.	BB–	2.750%	05/15/2016	N/A	2,850,750
1,500,000	National Money Mart Co. (Canada)	B	10.375%	12/15/2016	12/15/14 @ 103	1,573,125
						8,670,000

	Electric – 2.8%
2,000,000	AES Corp.	BB–	9.750%	04/15/2016	N/A	2,280,000
4,100,000	DPL, Inc.	BB	6.500%	10/15/2016	09/15/16 @ 100	4,448,500
8,800,000	NRG Energy, Inc.	BB–	7.875%	05/15/2021	05/15/16 @ 104	9,834,000
						16,562,500

	Entertainment – 1.2%
1,460,000	Isle of Capri Casinos, Inc.(b)	CCC+	8.875%	06/15/2020	06/15/16 @ 104	1,562,200
2,811,000	Live Nation Entertainment, Inc.(a)	B+	7.000%	09/01/2020	09/01/16 @ 104	3,085,073
2,334,000	National CineMedia, LLC	B	7.875%	07/15/2021	07/15/16 @ 104	2,573,235
						7,220,508

	Environmental Control – 0.9%
4,975,000	ADS Waste Holdings, Inc.	CCC+	8.250%	10/01/2020	10/01/16 @ 104	5,410,312

	Food – 1.8%
1,500,000	American Seafoods Group, LLC / American Seafoods Finance, Inc.(a)	B	10.750%	05/15/2016	05/15/15 @ 100	1,550,625
2,500,000	Chiquita Brands International, Inc. / Chiquita Brands, LLC	B	7.875%	02/01/2021	02/01/16 @ 106	2,743,750
2,080,000	Dean Foods Co.	B	7.000%	06/01/2016	N/A	2,290,600
3,783,000	SUPERVALU, Inc.	B–	8.000%	05/01/2016	N/A	4,194,401
						10,779,376

	Forest Products & Paper – 0.1%
500,000	Stora ENSO OYJ (Finland)(a)	BB	6.404%	04/15/2016	N/A	548,750

	Gas – 1.9%
10,020,000	Sabine Pass LNG, LP	BB+	7.500%	11/30/2016	N/A	11,147,250

	Health Care Services – 1.9%
5,708,000	HCA, Inc.	B–	6.500%	02/15/2016	N/A	6,178,910
3,357,000	Symbion, Inc.	B	8.000%	06/15/2016	06/15/15 @ 100	3,516,458
1,645,000	Universal Health Services, Inc.	BB+	7.125%	06/30/2016	N/A	1,825,950
						11,521,318

	Home Builders – 1.0%
2,300,000	D.R. Horton, Inc.	BB	6.500%	04/15/2016	N/A	2,501,250
1,280,000	Lennar Corp., Series B	BB–	6.500%	04/15/2016	N/A	1,392,000
1,745,000	Standard Pacific Corp.	B+	10.750%	09/15/2016	N/A	2,094,000
						5,987,250

	Home Furnishings – 0.5%
3,000,000	Tempur Sealy International, Inc.	B+	6.875%	12/15/2020	12/15/16 @ 103	3,300,000

	Household Products & Housewares – 3.1%
3,400,000	American Achievement Corp.(a)	B–	10.875%	04/15/2016	10/15/14 @ 103	3,544,500
3,000,000	Prestige Brands, Inc.	B+	8.125%	02/01/2020	02/01/16 @ 104	3,360,000
500,000	Reynolds Group Issuer, Inc.	CCC+	9.875%	08/15/2019	08/15/15 @ 105	553,125

See notes to financial statements.
148 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Household Products & Housewares continued
$8,000,000	Reynolds Group Issuer, Inc.	B+	6.875%	02/15/2021	02/15/16 @ 103	$8,660,000
2,500,000	Spectrum Brands, Inc.	B	6.750%	03/15/2020	03/15/15 @ 105	2,693,750
						18,811,375

	Internet – 2.1%
6,470,000	Equinix, Inc.	BB	7.000%	07/15/2021	07/15/16 @ 104	7,222,137
4,650,000	Zayo Group LLC / Zayo Capital, Inc.	CCC+	10.125%	07/01/2020	07/01/16 @ 105	5,388,188
						12,610,325

	Iron & Steel – 2.1%
2,965,000	APERAM (Luxembourg)(a)	B+	7.375%	04/01/2016	10/01/14 @ 102	3,068,775
4,661,000	ArcelorMittal (Luxembourg)	BB+	4.250%	03/01/2016	N/A	4,847,440
4,200,000	Steel Dynamics, Inc.	BB+	6.125%	08/15/2019	08/15/16 @ 103	4,588,500
						12,504,715

	Leisure Time – 0.5%
250,000	Icon Health & Fitness, Inc.(a)	CCC+	11.875%	10/15/2016	10/15/14 @ 103	247,500
2,500,000	Sabre Holdings Corp.	B–	8.350%	03/15/2016	N/A	2,793,750
						3,041,250

	Lodging – 2.0%
2,253,000	Boyd Gaming Corp.	CCC+	9.000%	07/01/2020	07/01/16 @ 105	2,498,014
1,850,000	MGM Resorts International(b)	B+	6.875%	04/01/2016	N/A	2,025,750
3,895,000	MGM Resorts International	B+	7.500%	06/01/2016	N/A	4,333,187
2,850,000	MGM Resorts International	B+	10.000%	11/01/2016	N/A	3,398,625
						12,255,576

	Machinery-Diversified – 1.0%
2,100,000	CNH America, LLC	BB+	7.250%	01/15/2016	N/A	2,286,375
3,687,000	CNH Capital LLC	BB	6.250%	11/01/2016	N/A	4,046,483
						6,332,858

	Media – 3.0%
5,815,000	AMC Networks, Inc.	BB	7.750%	07/15/2021	07/15/16 @ 104	6,527,337
7,840,000	DISH DBS Corp.	BB–	7.125%	02/01/2016	N/A	8,565,200
2,125,000	Harron Communications, LP / Harron Finance Corp.(a)	B–	9.125%	04/01/2020	04/01/16 @ 105	2,390,625
600,000	New York Times Co.	BB	6.625%	12/15/2016	N/A	669,000
						18,152,162

	Mining – 2.5%
7,500,000	FQM Akubra, Inc. (Canada)(a)	NR	8.750%	06/01/2020	06/01/16 @ 104	8,512,500
500,000	Global Brass & Copper, Inc.	B	9.500%	06/01/2019	06/01/16 @ 105	573,750
2,775,000	Kaiser Aluminum Corp.	BB	8.250%	06/01/2020	06/01/16 @ 104	3,149,625
2,750,000	Vedanta Resources PLC (United Kingdom)(a) (b)	BB	6.750%	06/07/2016	N/A	2,932,325
						15,168,200

	Miscellaneous Manufacturing – 1.2%
4,150,000	Bombardier, Inc. (Canada)(a)	BB–	4.250%	01/15/2016	N/A	4,331,563
2,522,000	Park-Ohio Industries, Inc.	B–	8.125%	04/01/2021	04/01/16 @ 104	2,793,115
						7,124,678

See notes to financial statements.
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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas – 11.9%
$5,750,000	Atwood Oceanics, Inc.	BB	6.500%	02/01/2020	02/01/16 @ 103	$6,123,750
3,200,000	Carrizo Oil & Gas, Inc.	B–	7.500%	09/15/2020	09/15/16 @ 104	3,520,000
3,500,000	Chaparral Energy, Inc.	B–	8.250%	09/01/2021	09/01/16 @ 104	3,841,250
2,300,000	Chesapeake Energy Corp.	BB+	3.250%	03/15/2016	03/15/15 @ 100	2,320,125
4,750,000	Concho Resources, Inc.	BB+	7.000%	01/15/2021	01/15/16 @ 104	5,284,375
2,750,000	Denbury Resources, Inc.	BB	6.375%	08/15/2021	08/15/16 @ 103	2,970,000
14,088,000	EP Energy, LLC / EP Energy Finance, Inc.	B	9.375%	05/01/2020	05/01/16 @ 105	16,254,030
4,000,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC	CCC+	10.750%	10/01/2020	10/01/16 @ 105	4,480,000
3,517,000	Oasis Petroleum, Inc.	B+	6.500%	11/01/2021	11/01/16 @ 103	3,780,775
3,958,000	PBF Holding Co., LLC / PBF Finance Corp.	BB+	8.250%	02/15/2020	02/15/16 @ 104	4,353,800
1,950,000	Quicksilver Resources, Inc.(b)	CCC–	7.125%	04/01/2016	N/A	1,784,250
500,000	Range Resources Corp.	BB	5.750%	06/01/2021	06/01/16 @ 103	543,750
14,875,000	Samson Investment Co.(a)	CCC+	10.750%	02/15/2020	02/15/16 @ 105	15,618,750
303,000	SM Energy Co.	BB	6.500%	11/15/2021	11/15/16 @ 103	329,512
						71,204,367

	Oil & Gas Services – 0.2%
1,000,000	Cie Generale de Geophysique – Veritas (France)	B+	6.500%	06/01/2021	06/01/16 @ 103	965,000

	Packaging & Containers – 4.2%
6,010,000	Berry Plastics Corp.	B–	9.750%	01/15/2021	01/15/16 @ 105	6,956,575
6,000,000	Crown Americas, LLC / Crown Americas Capital Corp. III	BB–	6.250%	02/01/2021	02/01/16 @ 103	6,480,000
3,850,000	Owens-Brockway Glass Container, Inc.	BB+	7.375%	05/15/2016	N/A	4,292,750
500,000	Packaging Dynamics Corp.(a)	B	8.750%	02/01/2016	02/01/15 @ 100	515,625
5,965,000	Sealed Air Corp.(a)	BB	8.375%	09/15/2021	09/15/16 @ 104	6,859,750
						25,104,700

	Pharmaceuticals – 2.1%
3,500,000	ENDO Finance, LLC & ENDO Finco, Inc.(a)	B	7.250%	01/15/2022	07/15/16 @ 104	3,832,500
8,450,000	Valeant Pharmaceuticals International(a)	B	6.375%	10/15/2020	10/15/16 @ 103	9,073,188
						12,905,688

	Pipelines – 4.0%
4,750,000	Kinder Morgan Finance Co., LLC	BB	5.700%	01/05/2016	N/A	5,070,687
3,408,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	BB	6.500%	08/15/2021	02/15/16 @ 103	3,697,680
4,525,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp.	BB	6.250%	06/15/2022	12/15/16 @ 103	4,909,625
1,750,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II	BB	8.375%	06/01/2020	06/01/16 @ 104	1,990,625
3,000,000	Regency Energy Partners LP / Regency Energy Finance Corp.	BB	6.500%	07/15/2021	07/15/16 @ 103	3,247,500
4,725,000	Targa Resources Partners LP / Targas Resources Finance Corp.	BB	6.875%	02/01/2021	02/01/16 @ 103	5,091,187
						24,007,304

	Real Estate – 1.6%
3,550,000	Realogy Corp.(a)	BB	7.625%	01/15/2020	01/15/16 @ 104	3,967,125
3,000,000	Realogy Corp.(a) (b)	B	9.000%	01/15/2020	01/15/16 @ 105	3,442,500
2,000,000	Realogy Group, LLC / Sunshine Group Florida Ltd.(a)	B	3.375%	05/01/2016	N/A	2,042,500
						9,452,125

	Real Estate Investment Trusts – 1.4%
2,000,000	Geo Group, Inc.	B+	6.625%	02/15/2021	02/15/16 @ 103	2,155,000
1,350,000	iStar Financial, Inc., Series 1	B+	5.875%	03/15/2016	N/A	1,447,875

See notes to financial statements.
150 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Real Estate Investment Trusts continued
$2,000,000	iStar Financial, Inc.(b)	B+	3.875%	07/01/2016	04/01/16 @ 100	$2,065,000
2,640,000	MPT Operating Partnership, LP / MPT Finance Corp.	BB	6.875%	05/01/2021	05/01/16 @ 103	2,890,800
						8,558,675

	Retail – 3.6%
5,042,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	Ba2	6.750%	05/20/2020	05/20/16 @ 103	5,520,990
1,833,000	AmeriGas Partners, LP / AmeriGas Finance Corp.	Ba3	6.500%	05/20/2021	05/20/16 @ 103	1,984,222
6,620,000	Rite Aid Corp.	CCC+	9.250%	03/15/2020	03/15/16 @ 105	7,563,350
3,789,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp.	BB–	7.375%	08/01/2021	08/01/16 @ 104	4,186,845
2,750,000	Toys “R” US, Inc.(a) (b)	B	7.375%	09/01/2016	09/01/14 @ 102	2,426,875
						21,682,282

	Semiconductors – 0.5%
3,000,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	BB–	3.500%	09/15/2016	N/A	3,078,750

	Shipbuilding – 1.0%
5,650,000	Huntington Ingalls Industries, Inc.	BB–	7.125%	03/15/2021	03/15/16 @ 104	6,200,875

	Software – 4.1%
20,250,000	First Data Corp.	B–	12.625%	01/15/2021	01/15/16 @ 113	24,401,250

	Telecommunications – 8.7%
4,700,000	Alcatel-Lucent USA, Inc.(a)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	5,311,000
350,000	Clearwire Communications, LLC / Clearwire Finance, Inc.(a)	BB+	14.750%	12/01/2016	N/A	460,250
9,300,000	Intelsat Jackson Holdings SA (Luxembourg)	B+	7.500%	04/01/2021	04/01/16 @ 104	10,218,375
7,574,000	Level 3 Financing, Inc.	CCC+	8.625%	07/15/2020	01/15/16 @ 104	8,539,685
800,000	NII Capital Corp.(b)	CC	10.000%	08/15/2016	08/15/14 @ 103	253,000
11,500,000	Sprint Communications, Inc.	BB–	6.000%	12/01/2016	N/A	12,606,875
3,793,000	T-Mobile USA, Inc.	BB	6.542%	04/28/2020	04/28/16 @ 103	4,110,664
6,555,000	UPCB Finance V Ltd. (Cayman Islands)(a)	BB	7.250%	11/15/2021	11/15/16 @ 104	7,259,662
3,000,000	Windstream Corp.	B	7.750%	10/01/2021	10/01/16 @ 104	3,270,000
						52,029,511

	Textiles – 0.0%***
100,000	Mohawk Industries, Inc.	BBB	6.125%	01/15/2016	N/A	108,625

	Total Corporate Bonds – 97.8%
	(Cost $578,527,925)					587,432,394

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 1.7%
9,977,960	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $9,977,960)					$9,977,960

	Total Investments – 99.5%
	(Cost $588,505,885)					597,410,354
	Other Assets in excess of Liabilities – 0.5%					2,913,652
	Net Assets – 100.0%					$600,324,006
See notes to financial statements.
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BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF continued

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

OYJ – Public Traded Company

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $113,007,048, which represents 18.8% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $9,747,704 and the total market value of the collateral held by the Fund was $9,977,960.

(d)	Interest rate shown reflects yield as of May 31, 2014.

% of Corporate
Country Breakdown	Bonds
United States	90.3%
Luxembourg	3.1%
Canada	2.5%
United Kingdom	1.9%
Cayman Islands	1.2%
Netherlands	0.5%
France	0.4%
Finland	0.1%
Subject to change daily.

See notes to financial statements.
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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.8%
	Corporate Bonds – 97.8%
	Advertising – 1.6%
$1,750,000	Lamar Media Corp.	BB–	5.875%	02/01/2022	02/01/17 @ 103	$1,885,625
1,050,000	Sitel, LLC / Sitel Finance Corp.(a)	B	11.000%	08/01/2017	08/01/15 @ 103	1,124,813
2,500,000	Visant Corp.	CCC+	10.000%	10/01/2017	10/01/14 @ 105	2,331,250
						5,341,688

	Aerospace & Defense – 0.4%
1,330,000	Sequa Corp.(a)	CCC+	7.000%	12/15/2017	12/15/14 @ 104	1,323,350

	Apparel – 1.0%
2,991,000	Levi Strauss & Co.	BB	6.875%	05/01/2022	05/01/17 @ 103	3,327,488

	Auto Parts & Equipment – 1.9%
3,700,000	Goodyear Tire & Rubber Co.	B+	7.000%	05/15/2022	05/15/17 @ 104	4,144,000
2,050,000	Schaeffler Finance BV (Netherlands)(a)	BB–	7.750%	02/15/2017	N/A	2,326,750
						6,470,750

	Banks – 4.6%
5,250,000	CIT Group, Inc.	BB–	5.000%	05/15/2017	N/A	5,624,062
7,292,000	CIT Group, Inc.	BB–	4.250%	08/15/2017	N/A	7,656,600
2,350,000	Synovus Financial Corp.	B+	5.125%	06/15/2017	N/A	2,473,375
						15,754,037

	Beverages – 0.6%
1,850,000	Constellation Brands, Inc.	BB+	7.250%	05/15/2017	N/A	2,130,969

	Building Materials – 1.8%
4,500,000	Associated Materials, LLC / AMH New Finance, Inc.	B–	9.125%	11/01/2017	11/01/14 @ 105	4,702,500
1,250,000	Norbord Delaware GP I(a)	BB–	7.700%	02/15/2017	N/A	1,418,750
						6,121,250

	Commercial Services – 5.8%
750,000	Ashtead Capital, Inc.(a)	BB–	6.500%	07/15/2022	07/15/17 @ 103	821,250
2,000,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.	B+	4.875%	11/15/2017	05/15/15 @ 102	2,097,500
2,712,000	DynCorp International, Inc.(b)	B–	10.375%	07/01/2017	07/01/15 @ 103	2,850,990
3,100,000	H&E Equipment Services, Inc.	B+	7.000%	09/01/2022	09/01/17 @ 104	3,425,500
1,826,000	RR Donnelley & Sons Co.	BB–	6.125%	01/15/2017	N/A	1,999,470
1,550,000	Service Corp. International/US	BB–	7.000%	06/15/2017	N/A	1,749,640
6,050,000	United Rentals North America, Inc.	BB–	7.625%	04/15/2022	04/15/17 @ 104	6,889,437
						19,833,787

	Computers – 0.6%
1,750,000	Unisys Corp.	BB–	6.250%	08/15/2017	N/A	1,911,875

	Distribution & Wholesale – 0.8%
2,750,000	VWR Funding, Inc.	B–	7.250%	09/15/2017	09/15/14 @ 105	2,932,188

	Diversified Financial Services – 11.3%
2,000,000	AerCap Aviation Solutions BV (Netherlands)	BB+	6.375%	05/30/2017	N/A	2,205,000
2,750,000	Aircastle Ltd. (Bermuda)	BB+	6.750%	04/15/2017	N/A	3,086,875
2,700,000	Ally Financial, Inc.	BB	2.750%	01/30/2017	N/A	2,747,250
4,000,000	Ally Financial, Inc.	BB	5.500%	02/15/2017	N/A	4,352,500
3,900,000	Ally Financial, Inc.	BB	6.250%	12/01/2017	N/A	4,368,000
300,000	Ally Financial, Inc.	B+	8.000%	12/31/2018	N/A	358,500

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Diversified Financial Services continued
$3,750,000	General Motors Financial Co., Inc.	BB–	4.750%	08/15/2017	N/A	$4,012,500
750,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	B+	7.375%	10/01/2017	04/01/17 @ 100	815,625
2,280,000	Nuveen Investments, Inc.(a)	CCC	9.125%	10/15/2017	10/15/14 @ 107	2,485,200
1,500,000	Springleaf Finance Corp., Series MTN	CCC+	6.500%	09/15/2017	N/A	1,623,750
11,700,000	Springleaf Finance Corp., Series MTN	CCC+	6.900%	12/15/2017	N/A	12,840,750
						38,895,950

	Electric – 2.9%
3,321,000	AES Corp.	BB–	8.000%	10/15/2017	N/A	3,902,175
5,514,000	Calpine Corp.(a)	BB–	7.875%	01/15/2023	01/15/17 @ 104	6,217,035
						10,119,210

	Electrical Components & Equipment – 1.4%
2,000,000	International Wire Group Holdings, Inc.(a)	B	8.500%	10/15/2017	10/15/15 @ 104	2,190,000
2,650,000	WireCo WorldGroup, Inc.	B–	9.500%	05/15/2017	05/15/15 @ 100	2,722,875
						4,912,875

	Engineering & Construction – 1.0%
3,000,000	Abengoa Finance SAU (Spain)(a)	B	8.875%	11/01/2017	N/A	3,435,000

	Entertainment – 0.7%
2,483,000	Palace Entertainment Holdings, LLC / Palace Entertainment Holdings Corp.(a)	B–	8.875%	04/15/2017	04/15/15 @ 102	2,586,976

	Food – 1.7%
1,000,000	Simmons Foods, Inc.(a)	CCC	10.500%	11/01/2017	11/01/14 @ 105	1,085,000
1,746,000	Smithfield Foods, Inc.	BB–	7.750%	07/01/2017	N/A	2,020,995
2,500,000	Smithfield Foods, Inc.	BB–	6.625%	08/15/2022	08/15/17 @ 103	2,753,125
						5,859,120

	Forest Products & Paper – 0.3%
750,000	Cascades, Inc. (Canada)	B	7.750%	12/15/2017	12/15/14 @ 102	782,325
250,000	Sappi Papier Holding GmbH (Austria)(a)	BB	7.750%	07/15/2017	04/15/17 @ 100	280,000
						1,062,325

	Health Care Products – 0.5%
1,500,000	DJO Finance, LLC / DJO Finance Corp.(b)	CCC	9.750%	10/15/2017	10/15/14 @ 105	1,597,500

	Health Care Services – 2.8%
2,250,000	21st Century Oncology, Inc.	B–	8.875%	01/15/2017	05/15/15 @ 102	2,311,875
750,000	Capella Healthcare, Inc.	B	9.250%	07/01/2017	07/01/15 @ 102	788,438
750,000	Centene Corp.	BB	5.750%	06/01/2017	N/A	817,500
2,357,000	Fresenius Medical Care US Finance, Inc.	BB+	6.875%	07/15/2017	N/A	2,686,980
2,250,000	Health Net, Inc.	BB	6.375%	06/01/2017	N/A	2,463,750
500,000	Vantage Oncology, LLC / Vantage Oncology Finance Co.(a)	B–	9.500%	06/15/2017	06/15/15 @ 105	510,000
						9,578,543

	Home Builders – 2.5%
700,000	DR Horton, Inc.	BB	4.750%	05/15/2017	N/A	746,375
1,825,000	KB Home	B	9.100%	09/15/2017	N/A	2,160,344
2,050,000	Lennar Corp., Series B	BB–	12.250%	06/01/2017	N/A	2,618,875
1,740,000	Lennar Corp.	BB–	4.750%	12/15/2017	09/15/17 @ 100	1,840,050
250,000	Lennar Corp.	BB–	4.750%	11/15/2022	08/15/22 @ 100	247,187
750,000	Ryland Group, Inc.	BB–	8.400%	05/15/2017	N/A	877,500
						8,490,331

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Household Products & Housewares – 2.0%
$2,500,000	Jarden Corp.	BB–	7.500%	05/01/2017	N/A	$2,856,250
3,505,000	Spectrum Brands, Inc.	B	6.625%	11/15/2022	11/15/17 @ 103	3,855,500
						6,711,750

	Internet – 0.7%
2,175,000	Bankrate, Inc.(a)	BB–	6.125%	08/15/2018	08/15/15 @ 103	2,324,531

	Iron & Steel – 5.5%
6,534,000	ArcelorMittal (Luxembourg)	BB+	5.000%	02/25/2017	N/A	6,934,208
2,050,000	Commercial Metals Co.	BB+	6.500%	07/15/2017	N/A	2,287,031
500,000	Evraz Group SA (Luxembourg)(a)	B+	7.400%	04/24/2017	N/A	514,150
3,244,000	Ryerson, Inc. / Joseph T Ryerson & Son, Inc.	CCC+	9.000%	10/15/2017	04/15/15 @ 105	3,491,355
2,500,000	Steel Dynamics, Inc.	BB+	6.375%	08/15/2022	08/15/17 @ 103	2,734,375
2,600,000	U.S. Steel Corp.	BB–	6.050%	06/01/2017	N/A	2,821,000
						18,782,119

	Leisure Time – 0.7%
2,000,000	Viking Cruises Ltd. (Bermuda)(a)	B+	8.500%	10/15/2022	10/15/17 @ 104	2,255,000

	Lodging – 2.8%
6,750,000	Caesars Entertainment Operating Co., Inc.	CCC–	11.250%	06/01/2017	06/01/15 @ 100	5,973,750
3,334,000	MGM Resorts International	B+	7.625%	01/15/2017	N/A	3,796,593
						9,770,343

	Machinery-Diversified – 3.1%
6,422,000	Case New Holland Industrial, Inc.	BB+	7.875%	12/01/2017	N/A	7,577,960
2,950,000	CNH Industrial Capital, LLC	BB	3.250%	02/01/2017	N/A	3,023,750
						10,601,710

	Media – 7.3%
2,000,000	American Media, Inc.	B2	11.500%	12/15/2017	12/15/14 @ 106	2,175,000
4,205,000	Cablevision Systems Corp.	B	8.625%	09/15/2017	N/A	4,930,362
3,950,000	DISH DBS Corp.	BB–	4.625%	07/15/2017	N/A	4,206,750
250,000	Knight Ridder, Inc.(b)	CCC	5.750%	09/01/2017	N/A	283,750
4,500,000	McClatchy Co.	B	9.000%	12/15/2022	12/15/17 @ 105	5,169,375
2,000,000	Spanish Broadcasting System, Inc.(a)	CCC+	12.500%	04/15/2017	04/15/15 @ 106	2,230,000
5,558,000	Univision Communications, Inc.(a)	B+	6.750%	09/15/2022	09/15/17 @ 103	6,113,800
						25,109,037

	Metal Fabricate & Hardware – 0.1%
350,000	Mueller Water Products, Inc.	B	7.375%	06/01/2017	06/01/15 @ 100	357,000

	Mining – 0.3%
1,076,000	American Gilsonite Co.(a)	B–	11.500%	09/01/2017	09/01/14 @ 109	1,175,530

	Miscellaneous Manufacturing – 1.1%
3,200,000	SPX Corp.	BB+	6.875%	09/01/2017	N/A	3,632,000

	Oil & Gas – 9.2%
1,345,000	Chaparral Energy, Inc.	B–	7.625%	11/15/2022	05/15/17 @ 104	1,439,150
3,250,000	Chesapeake Energy Corp.	BB+	6.500%	08/15/2017	N/A	3,668,438
2,000,000	Cimarex Energy Co.	BB+	5.875%	05/01/2022	05/01/17 @ 103	2,225,000
1,500,000	Concho Resources, Inc.	BB+	6.500%	01/15/2022	01/15/17 @ 103	1,668,750
2,385,000	EP Energy, LLC / Everest Acquisition Finance, Inc.	B	7.750%	09/01/2022	09/01/17 @ 104	2,686,106
2,180,000	Hercules Offshore, Inc.(a)	B	8.750%	07/15/2021	07/15/17 @ 104	2,343,500

See notes to financial statements.
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BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$2,896,000	Laredo Petroleum, Inc.	B	7.375%	05/01/2022	05/01/17 @ 104	$3,221,800
2,643,000	Oasis Petroleum, Inc.	B+	6.875%	01/15/2023	07/15/17 @ 103	2,887,478
1,000,000	Pacific Rubiales Energy Corp. (Canada)(a)	BB+	7.250%	12/12/2021	12/12/16 @ 104	1,112,500
1,596,000	Penn Virginia Corp.	B–	8.500%	05/01/2020	05/01/17 @ 104	1,781,535
500,000	PetroQuest Energy, Inc.	B	10.000%	09/01/2017	09/01/14 @ 105	533,750
2,000,000	SandRidge Energy, Inc.	B–	8.125%	10/15/2022	04/15/17 @ 104	2,180,000
2,035,000	Swift Energy Co.	B	7.125%	06/01/2017	06/01/15 @ 100	2,062,981
2,500,000	Tesoro Corp.	BB+	4.250%	10/01/2017	09/01/17 @ 100	2,637,500
1,150,000	WPX Energy, Inc.	BB+	5.250%	01/15/2017	N/A	1,233,375
						31,681,863

	Packaging & Containers – 1.6%
2,500,000	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging
	Holdings II Is (Luxembourg)(a)	CCC+	6.000%	06/15/2017	06/15/16 @ 100	2,556,250
1,250,000	Greif, Inc.	BB–	6.750%	02/01/2017	N/A	1,401,562
1,410,000	Pactiv, LLC(b)	CCC+	8.125%	06/15/2017	N/A	1,572,150
						5,529,962

	Pipelines – 2.8%
3,815,000	Access Midstream Partners, LP / ACMP Finance Corp.	BB+	6.125%	07/15/2022	01/15/17 @ 103	4,177,425
2,000,000	El Paso, LLC	BB	7.000%	06/15/2017	N/A	2,262,492
1,000,000	EnLink Midstream Partners, LP / EnLink Midstream Finance Corp.	BBB	7.125%	06/01/2022	06/01/17 @ 104	1,166,250
2,000,000	NGPL PipeCo, LLC(a)	B–	7.119%	12/15/2017	N/A	2,010,000
						9,616,167

	Real Estate – 0.8%
2,500,000	Crescent Resources, LLC / Crescent Ventures, Inc.(a)	B–	10.250%	08/15/2017	08/15/15 @ 108	2,812,500

	Real Estate Investment Trusts – 0.5%
1,610,000	iStar Financial, Inc.	B+	9.000%	06/01/2017	N/A	1,891,750

	Retail – 5.0%
3,996,000	AmeriGas Finance, LLC / AmeriGas Finance Corp.	Ba2	7.000%	05/20/2022	05/20/17 @ 104	4,435,560
102,000	BON-TON Department Stores, Inc.	B–	10.625%	07/15/2017	07/07/14 @ 100	102,510
2,862,000	L Brands, Inc.	BB–	6.900%	07/15/2017	N/A	3,262,680
550,000	Logan’s Roadhouse, Inc.	B–	10.750%	10/15/2017	10/15/14 @ 105	449,625
2,000,000	Sally Holdings, LLC / Sally Capital, Inc.	BB+	5.750%	06/01/2022	06/01/17 @ 103	2,145,000
1,842,000	Sonic Automotive, Inc.	BB–	7.000%	07/15/2022	07/15/17 @ 104	2,040,015
2,000	Tops Holding Corp. / Tops Markets, LLC	B	8.875%	12/15/2017	06/15/15 @ 104	2,192
3,500,000	Toys “R” US Property Co. II, LLC(b)	B	8.500%	12/01/2017	12/01/14 @ 102	3,587,500
1,250,000	Toys “R” US, Inc.(b)	CCC	10.375%	08/15/2017	02/15/15 @ 105	1,012,500
						17,037,582

	Semiconductors – 0.2%
750,000	Advanced Micro Devices, Inc.(b)	B	8.125%	12/15/2017	12/15/14 @ 102	788,437

	Software – 0.5%
1,500,000	Aspect Software, Inc.	CCC+	10.625%	05/15/2017	05/15/15 @ 103	1,584,375

	Telecommunications – 8.3%
3,500,000	Alcatel-Lucent USA, Inc.(a)	CCC+	4.625%	07/01/2017	N/A	3,613,750
1,200,000	CenturyLink, Inc., Series N	BB	6.000%	04/01/2017	N/A	1,329,000
1,750,000	CenturyLink, Inc., Series R	BB	5.150%	06/15/2017	N/A	1,911,875

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications continued
$2,500,000	Frontier Communications Corp.	BB–	8.250%	04/15/2017	N/A	$2,928,125
3,750,000	Sprint Communications, Inc.	BB–	9.125%	03/01/2017	N/A	4,453,125
5,500,000	Sprint Communications, Inc.	BB–	8.375%	08/15/2017	N/A	6,476,250
1,864,000	Telesat Canada / Telesat, LLC (Canada)(a)	B	6.000%	05/15/2017	05/15/15 @ 102	1,929,240
5,100,000	Windstream Corp.	B	7.875%	11/01/2017	N/A	5,903,250
						28,544,615

	Transportation – 1.1%
2,000,000	Hapag-Lloyd AG (Germany)(a) (b)	B–	9.750%	10/15/2017	10/15/14 @ 105	2,167,500
1,589,000	Marquette Transportation Co., LLC / Marquette Transportation Finance Corp.	B–	10.875%	01/15/2017	01/15/15 @ 103	1,684,737
						3,852,237

	Total Corporate Bonds – 97.8%
	(Cost $331,697,384)					335,743,720

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 1.6%
5,506,060	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $5,506,060)					$5,506,060

	Total Investments – 99.4%
	(Cost $337,203,444)					341,249,780
	Other Assets in excess of Liabilities – 0.6%					2,189,780
	Net Assets – 100.0%					$343,439,560

AG – Stock Corporation

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

SA – Corporation

SAU – Incorporated with Limited Liability

GmbH – Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $58,962,375, which represents 17.2% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $5,362,213 and the total market value of the collateral held by the Fund was $5,506,060.

(d)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
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% of Long-Term
Country Breakdown	Investments
United States	91.2%
Luxembourg	3.0%
Bermuda	1.6%
Netherlands	1.4%
Canada	1.1%
Spain	1.0%
Germany	0.6%
Austria	0.1%
Subject to change daily.

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.5%
	Corporate Bonds – 97.4%
	Advertising – 1.1%
$2,500,000	inVentiv Health, Inc.(a)	B–	9.000%	01/15/2018	01/15/16 @ 105	$2,687,500

	Airlines – 1.6%
1,600,000	United Continental Holdings, Inc.	B	6.375%	06/01/2018	N/A	1,728,000
2,000,000	US Airways Group, Inc.	B–	6.125%	06/01/2018	N/A	2,105,000
						3,833,000

	Auto Manufacturers – 1.6%
3,750,000	General Motors Co.(a)	BB+	3.500%	10/02/2018	N/A	3,853,125

	Auto Parts & Equipment – 1.4%
1,500,000	Accuride Corp.(b)	B–	9.500%	08/01/2018	08/01/15 @ 102	1,591,875
28,000	Gates Investments, LLC / Gates Investments, Inc.	BB–	9.000%	10/01/2018	10/01/14 @ 105	30,065
1,500,000	Pittsburgh Glass Works, LLC(a)	B	8.000%	11/15/2018	11/15/15 @ 104	1,646,250
						3,268,190

	Banks – 3.2%
4,768,000	CIT Group, Inc.	BB–	5.250%	03/15/2018	N/A	5,131,560
2,250,000	CIT Group, Inc.(a)	BB–	6.625%	04/01/2018	N/A	2,525,625
						7,657,185

	Building Materials – 2.3%
1,000,000	US Concrete, Inc.(a)	B	8.500%	12/01/2018	12/01/15 @ 104	1,087,500
2,100,000	USG Corp.	B–	9.750%	01/15/2018	N/A	2,527,875
1,625,000	Vulcan Materials Co.	BB	7.000%	06/15/2018	N/A	1,885,000
						5,500,375

	Chemicals – 6.1%
2,500,000	Ashland, Inc.	BB	3.875%	04/15/2018	03/15/18 @ 100	2,581,250
1,000,000	Cornerstone Chemical Co.(a)	B–	9.375%	03/15/2018	03/15/15 @ 107	1,067,500
900,000	Ferro Corp.	B	7.875%	08/15/2018	08/15/15 @ 102	945,675
3,810,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	CCC+	8.875%	02/01/2018	02/01/15 @ 103	3,981,450
2,500,000	INEOS Group Holdings SA (Luxembourg)(a)	B–	6.125%	08/15/2018	05/15/15 @ 103	2,596,875
1,500,000	PQ Corp.(a)	B–	8.750%	05/01/2018	11/01/14 @ 107	1,640,625
1,500,000	Rain CII Carbon, LLC / CII Carbon Corp.(a)	BB–	8.000%	12/01/2018	12/01/14 @ 104	1,578,750
						14,392,125

	Coal – 2.9%
1,250,000	Alpha Natural Resources, Inc.(b)	CCC+	9.750%	04/15/2018	N/A	1,143,750
1,000,000	Natural Resource Partners, LP / NRP Finance Corp.(a)	B	9.125%	10/01/2018	04/01/16 @ 107	1,050,000
4,500,000	Peabody Energy Corp.	BB–	6.000%	11/15/2018	N/A	4,713,750
						6,907,500

	Commercial Services – 4.8%
1,480,000	Ahern Rentals, Inc.(a) (b)	B	9.500%	06/15/2018	06/15/15 @ 107	1,646,500
1,500,000	Cenveo Corp.	CCC+	8.875%	02/01/2018	02/01/15 @ 102	1,545,000
1,500,000	Harland Clarke Holdings Corp.(a)	B+	9.750%	08/01/2018	08/01/15 @ 105	1,661,250
1,300,000	Hertz Corp.	B	4.250%	04/01/2018	N/A	1,358,500
940,000	NES Rentals Holdings, Inc.(a)	CCC+	7.875%	05/01/2018	05/01/15 @ 104	1,005,800
1,402,000	RR Donnelley & Sons Co.(b)	BB–	7.250%	05/15/2018	N/A	1,633,330

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Commercial Services continued
$1,130,000	Service Corp. International	BB–	7.625%	10/01/2018	N/A	$1,320,744
1,250,000	Speedy Cash Intermediate Holdings Corp.(a)	B	10.750%	05/15/2018	05/15/15 @ 105	1,270,312
						11,441,436

	Computers – 1.1%
2,000,000	Dell, Inc.	B+	5.650%	04/15/2018	N/A	2,110,000
491,000	SunGard Data Systems, Inc.	B	7.375%	11/15/2018	11/15/14 @ 104	520,460
						2,630,460

	Diversified Financial Services – 6.2%
1,500,000	Aircastle Ltd. (Bermuda)	BB+	4.625%	12/15/2018	N/A	1,545,000
2,500,000	Ally Financial, Inc.	BB	4.750%	09/10/2018	N/A	2,662,500
2,059,000	Ally Financial, Inc.	B+	8.000%	12/31/2018	N/A	2,460,505
1,762,000	General Motors Financial Co., Inc.	BB–	6.750%	06/01/2018	N/A	2,015,287
2,000,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	6.500%	08/01/2018	08/01/15 @ 103	2,015,000
1,250,000	Oxford Finance, LLC / Oxford Finance Co.-Issuer, Inc.(a)	B	7.250%	01/15/2018	01/15/15 @ 104	1,329,688
2,500,000	TMX Finance, LLC / TitleMax Finance Corp.(a)	B	8.500%	09/15/2018	09/15/15 @ 106	2,668,750
						14,696,730

	Electric – 2.4%
250,000	CMS Energy Corp.	BBB–	5.050%	02/15/2018	N/A	278,244
1,300,000	IPALCO Enterprises, Inc.	BB+	5.000%	05/01/2018	04/01/18 @ 100	1,394,250
3,505,000	NRG Energy, Inc.	BB–	7.625%	01/15/2018	N/A	4,017,606
						5,690,100

	Energy-Alternate Sources – 0.4%
1,000,000	First Wind Capital, LLC(a)	B	10.250%	06/01/2018	06/01/15 @ 105	1,067,500

	Engineering & Construction – 0.4%
1,000,000	Aguila 3 SA (Luxembourg)(a)	B	7.875%	01/31/2018	01/31/15 @ 104	1,061,245

	Entertainment – 0.8%
500,000	Diamond Resorts Corp.	B–	12.000%	08/15/2018	08/15/15 @ 103	541,150
1,250,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp.(a)	BB	5.000%	08/01/2018	08/01/15 @ 104	1,306,250
						1,847,400

	Environmental Control – 2.4%
1,250,000	EnergySolutions, Inc. / EnergySolutions, LLC	B+	10.750%	08/15/2018	08/15/15 @ 103	1,339,313
750,000	Nuverra Environmental Solutions, Inc.	B	9.875%	04/15/2018	04/15/15 @ 105	768,750
1,000,000	Tervita Corp. (Canada)(a)	CCC	10.875%	02/15/2018	11/15/15 @ 108	983,750
2,500,000	Tervita Corp. (Canada)(a)	B–	8.000%	11/15/2018	11/15/15 @ 104	2,581,250
						5,673,063

	Food – 0.4%
1,000,000	Michael Foods Holding, Inc.(a)	Caa1	8.500%	07/15/2018	07/15/15 @ 102	1,037,700

	Forest Products & Paper – 0.2%
500,000	Xerium Technologies, Inc.	B	8.875%	06/15/2018	06/15/15 @ 104	532,188

	Health Care Products – 1.6%
1,500,000	DJO Finance, LLC / DJO Finance Corp.	CCC+	7.750%	04/15/2018	04/15/15 @ 104	1,575,000
1,775,000	DJO Finance, LLC / DJO Finance Corp.	CCC+	9.875%	04/15/2018	04/15/15 @ 105	1,921,437
220,000	Hanger, Inc.	B	7.125%	11/15/2018	11/15/14 @ 104	232,650
						3,729,087

See notes to financial statements.
160 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Health Care Services – 5.2%
$4,700,000	CHS/Community Health Systems, Inc.	BB	5.125%	08/15/2018	08/15/15 @ 103	$4,952,625
300,000	DaVita HealthCare Partners, Inc.	B+	6.375%	11/01/2018	11/01/14 @ 103	315,375
1,600,000	Fresenius Medical Care US Finance, Inc.(a)	BB+	6.500%	09/15/2018	N/A	1,818,000
1,850,000	HCA, Inc.	B–	8.000%	10/01/2018	N/A	2,210,750
2,815,000	Tenet Healthcare Corp.	B+	6.250%	11/01/2018	N/A	3,114,094
						12,410,844

	Home Builders – 3.5%
1,550,000	DR Horton, Inc.	BB	3.625%	02/15/2018	11/15/17 @ 100	1,588,750
1,393,000	KB Home	B	7.250%	06/15/2018	N/A	1,567,125
1,050,000	Lennar Corp.	BB–	6.950%	06/01/2018	N/A	1,189,125
1,500,000	Lennar Corp.	BB–	4.125%	12/01/2018	10/01/18 @ 100	1,533,750
2,000,000	Standard Pacific Corp.	B+	8.375%	05/15/2018	N/A	2,370,000
						8,248,750

	Household Products & Housewares – 2.6%
970,000	Armored Autogroup, Inc.(b)	CCC	9.250%	11/01/2018	11/01/14 @ 105	1,018,500
2,100,000	Central Garden and Pet Co.(b)	CCC+	8.250%	03/01/2018	03/01/15 @ 102	2,157,750
2,763,000	Reynolds Group Issuer, Inc.	CCC+	8.500%	05/15/2018	05/15/15 @ 102	2,890,789
						6,067,039

	Internet – 0.9%
2,000,000	IAC/InterActiveCorp	BB+	4.875%	11/30/2018	11/30/14 @ 105	2,105,000

	Iron & Steel – 5.1%
1,250,000	APERAM (Luxembourg)(a)	B+	7.750%	04/01/2018	04/01/15 @ 104	1,337,500
4,845,000	ArcelorMittal (Luxembourg)	BB+	6.125%	06/01/2018	N/A	5,329,500
1,800,000	Commercial Metals Co.	BB+	7.350%	08/15/2018	N/A	2,061,000
1,000,000	Ryerson, Inc. / Joseph T Ryerson & Son, Inc.	CCC	11.250%	10/15/2018	10/15/15 @ 106	1,125,000
2,055,000	U.S. Steel Corp.(b)	BB–	7.000%	02/01/2018	N/A	2,281,050
						12,134,050

	Lodging – 0.9%
1,600,000	MGM Resorts International	B+	11.375%	03/01/2018	N/A	2,072,000

	Machinery-Diversified – 1.1%
2,500,000	CNH Industrial Capital, LLC	BB	3.625%	04/15/2018	N/A	2,575,000

	Media – 5.9%
2,604,000	Cablevision Systems Corp.	B	7.750%	04/15/2018	N/A	2,952,285
1,500,000	CSC Holdings, LLC	BB	7.875%	02/15/2018	N/A	1,740,000
1,600,000	CSC Holdings, LLC	BB	7.625%	07/15/2018	N/A	1,858,000
4,000,000	DISH DBS Corp.	BB–	4.250%	04/01/2018	N/A	4,190,000
1,050,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/14 @ 104	1,126,125
1,900,000	Nara Cable Funding Ltd. (Ireland)(a)	B+	8.875%	12/01/2018	12/01/14 @ 104	2,052,000
						13,918,410

	Metal Fabricate & Hardware – 2.0%
2,650,000	JMC Steel Group, Inc.(a)	B–	8.250%	03/15/2018	03/15/15 @ 104	2,729,500
2,000,000	Wise Metals Group, LLC / Wise Alloys Finance Corp.(a)	CCC+	8.750%	12/15/2018	06/15/16 @ 104	2,140,000
						4,869,500

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Mining – 2.3%
$1,893,000	Aleris International, Inc.	B–	7.625%	02/15/2018	02/15/15 @ 104	$1,933,226
1,500,000	Magnetation, LLC / Mag Finance Corp.(a) (b)	B–	11.000%	05/15/2018	N/A	1,672,500
500,000	Thompson Creek Metals Co., Inc. (Canada)(b)	CCC–	7.375%	06/01/2018	06/01/15 @ 104	488,750
1,250,000	Vedanta Resources PLC (United Kingdom)(a)	BB	9.500%	07/18/2018	N/A	1,456,250
						5,550,726

	Miscellaneous Manufacturing – 1.1%
2,250,000	Bombardier, Inc. (Canada)(a)	BB–	7.500%	03/15/2018	N/A	2,559,375

	Oil & Gas – 5.7%
2,000,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.	CCC+	9.625%	10/15/2018	10/15/14 @ 105	2,125,000
2,182,000	Chesapeake Energy Corp.	BB+	7.250%	12/15/2018	N/A	2,591,125
1,500,000	EPL Oil & Gas, Inc.	B	8.250%	02/15/2018	02/15/15 @ 104	1,620,000
2,750,000	EXCO Resources, Inc.	CCC+	7.500%	09/15/2018	09/15/14 @ 104	2,811,875
1,500,000	Gastar Exploration, Inc.	B–	8.625%	05/15/2018	05/15/15 @ 106	1,552,500
600,000	Newfield Exploration Co.	BB+	7.125%	05/15/2018	05/15/15 @ 101	618,750
2,000,000	Ultra Petroleum Corp. (Canada)(a)	BB	5.750%	12/15/2018	12/15/15 @ 103	2,115,000
						13,434,250

	Oil & Gas Services – 0.2%
400,000	Exterran Holdings, Inc.	BB	7.250%	12/01/2018	12/01/14 @ 104	424,500

	Packaging & Containers – 1.2%
1,026,000	Berry Plastics Corp.	B–	9.500%	05/15/2018	05/15/15 @ 102	1,075,915
1,500,000	Owens-Illinois, Inc.	BB–	7.800%	05/15/2018	N/A	1,751,250
						2,827,165

	Pharmaceuticals – 0.1%
300,000	Warner Chilcott Co., LLC / Warner Chilcott Finance, LLC (Puerto Rico)	BBB–	7.750%	09/15/2018	09/15/14 @ 104	317,625

	Pipelines – 2.3%
1,700,000	El Paso, LLC	BB	7.250%	06/01/2018	N/A	1,943,574
2,600,000	Kinder Morgan Finance Co., LLC(a)	BB	6.000%	01/15/2018	N/A	2,863,461
500,000	NuStar Logistics, LP	BB+	8.150%	04/15/2018	N/A	572,500
						5,379,535

	Private Equity – 0.7%
1,500,000	American Capital Ltd.(a)	B+	6.500%	09/15/2018	09/15/15 @ 103	1,612,500

	Real Estate Investment Trusts – 1.1%
1,250,000	iStar Financial, Inc.	B+	7.125%	02/15/2018	N/A	1,406,250
1,250,000	iStar Financial, Inc.	B+	4.875%	07/01/2018	07/01/16 @ 102	1,284,375
						2,690,625

	Retail – 3.3%
550,000	AutoNation, Inc.	BB+	6.750%	04/15/2018	N/A	633,875
1,500,000	Building Materials Holding Corp.(a)	B–	9.000%	09/15/2018	09/15/15 @ 107	1,627,500
100,000	JC Penney Corp., Inc.(b)	CCC–	5.750%	02/15/2018	N/A	90,750
1,000,000	Landry’s Holdings II, Inc.(a)	CCC+	10.250%	01/01/2018	01/01/15 @ 104	1,075,000
75,000	Michaels Stores, Inc.	CCC+	7.750%	11/01/2018	11/01/14 @ 104	79,687
1,000,000	New Academy Finance Co., LLC / New Academy Finance Corp.(a)	CCC+	8.000%	06/15/2018	12/15/14 @ 101	1,025,000
2,400,000	Party City Holdings, Inc.	CCC+	8.875%	08/01/2020	08/01/15 @ 107	2,676,000
900,000	Toys “R” Us, Inc.	CCC	7.375%	10/15/2018	N/A	636,750
						7,844,562
See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Semiconductors – 1.5%
$1,000,000	Amkor Technology, Inc.	BB	7.375%	05/01/2018	05/01/15 @ 102	$1,042,500
2,500,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	BB–	3.750%	06/01/2018	N/A	2,525,000
						3,567,500

	Software – 0.6%
1,250,000	BMC Software, Inc.	CCC+	7.250%	06/01/2018	N/A	1,312,500

	Telecommunications – 8.6%
850,000	Cincinnati Bell, Inc.	CCC+	8.750%	03/15/2018	03/15/15 @ 102	893,031
2,075,000	Frontier Communications Corp.	BB–	8.125%	10/01/2018	N/A	2,430,344
8,702,000	Sprint Communications, Inc.(a)	BB+	9.000%	11/15/2018	N/A	10,594,685
2,000,000	T-Mobile USA, Inc.	BB	5.250%	09/01/2018	09/01/15 @ 103	2,107,500
1,250,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.250%	02/15/2018	11/15/14 @ 104	1,325,000
2,850,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB	7.250%	02/15/2018	11/15/14 @ 104	3,021,000
						20,371,560

	Transportation – 0.0%***
96,000	Quality Distribution, LLC / QD Capital Corp.	B–	9.875%	11/01/2018	11/01/14 @ 105	103,440

	Trucking & Leasing – 0.6%
1,250,000	Flexi-Van Leasing, Inc.(a)	BB–	7.875%	08/15/2018	02/15/16 @ 104	1,368,750

	Total Corporate Bonds – 97.4%
	(Cost $227,502,412)					231,271,115

Number
of Shares	Description					Value
	Common Stock – 0.0%***
90	CEVA Group(c)
	(Cost $120,716)					$105,409

	Preferred Stock – 0.1%
194	CEVA Group(c)
	(Cost $261,320)	NR				228,185

	Total Long-Term Investments – 97.5%
	(Cost $227,884,448)					231,604,709

	Investments of Collateral for Securities Loaned – 2.2%
5,182,834	BNY Mellon Securities Lending Overnight Fund, 0.1251%(d) (e)
	(Cost $5,182,834)					5,182,834

	Total Investments – 99.7%
	(Cost $233,067,282)					236,787,543
	Other Assets in excess of Liabilities – 0.3%					682,184
	Net Assets – 100.0%					$237,469,727

See notes to financial statements.
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BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF continued

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

ULC – Unlimited Liability Company

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $83,397,891, which represents 35.1% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	Non-income producing security.

(d)	At May 31, 2014, the total market value of the Fund’s securities on loan was $5,056,690 and the total market value of the collateral held by the Fund was $5,182,834.

(e)	Interest rate shown reflects yield as of May 31, 2014.

% of Long-Term
Country Breakdown	Investments
United States	86.0%
Luxembourg	6.3%
Canada	3.8%
Ireland	1.4%
Netherlands	1.1%
Bermuda	0.7%
United Kingdom	0.6%
Puerto Rico	0.1%
Subject to change daily.

See notes to financial statements.
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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments – 97.2%

	Corporate Bonds – 97.2%

	Airlines – 0.4%
$200,000	Air Canada (Canada)(a)	BB–	6.750%	10/01/2019	10/01/16 @ 103	$216,750

	Auto Parts & Equipment – 1.3%
200,000	American Axle & Manufacturing, Inc.	B+	5.125%	02/15/2019	11/15/15 @ 103	211,000
200,000	American Axle & Manufacturing, Inc.(b)	B+	7.750%	11/15/2019	N/A	231,250
200,000	Commercial Vehicle Group, Inc.(b)	B	7.875%	04/15/2019	04/15/15 @ 104	207,000
						649,250

	Banks – 4.4%
1,100,000	CIT Group, Inc.(a)	BB–	5.500%	02/15/2019	N/A	1,191,437
700,000	CIT Group, Inc.	BB–	3.875%	02/19/2019	N/A	709,625
200,000	Synovus Financial Corp.	BB–	7.875%	02/15/2019	N/A	230,500
						2,131,562

	Building Materials – 0.5%
240,000	Unifrax I, LLC / Unifrax Holding Co.(a)	B–	7.500%	02/15/2019	02/15/15 @ 104	253,200

	Chemicals – 1.5%
400,000	INEOS Group Holdings SA (Luxembourg)(a)	B–	5.875%	02/15/2019	02/15/16 @ 103	408,500
300,000	Kraton Polymers, LLC / Kraton Polymers Capital Corp.	B	6.750%	03/01/2019	03/01/15 @ 103	318,188
						726,688

	Coal – 1.1%
500,000	Arch Coal, Inc.(a) (b)	CCC+	8.000%	01/15/2019	01/15/16 @ 104	492,500
37,000	SunCoke Energy, Inc.	B+	7.625%	08/01/2019	08/01/15 @ 104	39,475
						531,975

	Commercial Services – 6.9%
650,000	APX Group, Inc.	B	6.375%	12/01/2019	12/01/15 @ 105	669,500
200,000	BakerCorp International, Inc.	CCC+	8.250%	06/01/2019	06/01/15 @ 104	207,000
250,000	Envision Healthcare Corp.	B	8.125%	06/01/2019	06/01/15 @ 104	266,250
200,000	Great Lakes Dredge & Dock Corp.	B–	7.375%	02/01/2019	02/01/15 @ 104	210,500
700,000	Laureate Education, Inc.(a)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	738,500
200,000	Modular Space Corp.(a)	B–	10.250%	01/31/2019	01/31/16 @ 105	208,500
300,000	PHH Corp.	BB–	7.375%	09/01/2019	N/A	338,250
450,000	RR Donnelley & Sons Co.	BB–	8.250%	03/15/2019	N/A	537,750
250,000	SFX Entertainment, Inc.(a)	B–	9.625%	02/01/2019	02/01/16 @ 107	262,500
						3,438,750

	Computers – 2.7%
302,000	Dell, Inc.(b)	B+	5.875%	06/15/2019	N/A	319,365
400,000	iGATE Corp.(a)	BB–	4.750%	04/15/2019	04/15/16 @ 102	407,500
600,000	SunGard Data Systems, Inc.	B–	6.625%	11/01/2019	11/01/15 @ 103	637,500
						1,364,365

	Diversified Financial Services – 3.0%
450,000	Aircastle Ltd. (Bermuda)	BB+	6.250%	12/01/2019	N/A	489,375
550,000	Ally Financial, Inc.	BB	3.500%	01/27/2019	N/A	555,500
400,000	E*TRADE Financial Corp.	B–	6.375%	11/15/2019	11/15/15 @ 105	436,500
						1,481,375

See notes to financial statements.
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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electrical Components & Equipment – 0.5%
$250,000	Anixter, Inc.	BB	5.625%	05/01/2019	N/A	$267,500

	Electronics – 1.8%
200,000	Rexel SA (France)(a)	BB	6.125%	12/15/2019	12/15/15 @ 103	215,000
200,000	Sanmina Corp.(a)	BB–	7.000%	05/15/2019	05/15/15 @ 104	211,750
450,000	Viasystems, Inc.(a)	B+	7.875%	05/01/2019	05/01/15 @ 106	478,125
						904,875

	Entertainment – 1.5%
100,000	Carmike Cinemas, Inc.	BB	7.375%	05/15/2019	05/15/15 @ 106	109,750
300,000	Isle of Capri Casinos, Inc.	B+	7.750%	03/15/2019	03/15/15 @ 104	321,000
100,000	Speedway Motorsports, Inc.	BB	6.750%	02/01/2019	02/01/15 @ 103	106,500
200,000	Vail Resorts, Inc.	BB	6.500%	05/01/2019	05/01/15 @ 103	210,625
						747,875

	Environmental Control – 0.4%
200,000	Casella Waste Systems, Inc.	CCC	7.750%	02/15/2019	02/15/15 @ 104	211,000

	Food – 0.5%
68,000	Big Heart Pet Brands	CCC+	7.625%	02/15/2019	02/15/15 @ 102	70,890
200,000	Dole Food Co., Inc.(a)	CCC+	7.250%	05/01/2019	11/01/15 @ 104	202,750
						273,640

	Healthcare-Products – 0.3%
121,000	Teleflex, Inc.	B+	6.875%	06/01/2019	06/01/15 @ 103	129,621

	Healthcare-Services – 5.3%
500,000	Fresenius Medical Care US Finance II, Inc.(a)	BB+	5.625%	07/31/2019	N/A	548,125
1,000,000	HCA, Inc.	BB	3.750%	03/15/2019	N/A	1,020,000
550,000	IASIS Healthcare, LLC / IASIS Capital Corp.	CCC+	8.375%	05/15/2019	05/15/15 @ 104	587,813
500,000	Tenet Healthcare Corp.(a)	CCC+	5.000%	03/01/2019	N/A	511,250
						2,667,188

	Holding Companies-Diversified – 1.1%
500,000	Harbinger Group, Inc.	B+	7.875%	07/15/2019	01/15/16 @ 106	548,750

	Home Builders – 3.0%
100,000	Beazer Homes USA, Inc.	CCC	9.125%	05/15/2019	11/15/14 @ 105	107,750
450,000	DR Horton, Inc.	BB	3.750%	03/01/2019	12/01/18 @ 100	452,812
500,000	KB Home	B	4.750%	05/15/2019	02/15/19 @ 100	502,500
450,000	Lennar Corp.	BB–	4.500%	06/15/2019	04/16/19 @ 100	457,875
						1,520,937

	Iron & Steel – 2.2%
850,000	ArcelorMittal (Luxembourg)	BB+	10.350%	06/01/2019	N/A	1,081,625

	Leisure Time – 1.1%
200,000	Carlson Wagonlit BV (Netherlands)(a)	B+	6.875%	06/15/2019	06/15/15 @ 105	215,240
290,000	Sabre, Inc.(a)	B+	8.500%	05/15/2019	05/15/15 @ 106	324,090
						539,330

	Lodging – 1.7%
200,000	Felcor Lodging, LP	B–	6.750%	06/01/2019	06/01/15 @ 103	214,000
550,000	MGM Resorts International	B+	8.625%	02/01/2019	N/A	658,625
						872,625

See notes to financial statements.
166 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Machinery-Diversified – 0.4%
$200,000	Cleaver-Brooks, Inc.(a)	B	8.750%	12/15/2019	12/15/15 @ 107	$223,500

	Media – 10.4%
500,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	BB–	7.000%	01/15/2019	01/15/15 @ 104	530,000
1,100,000	Clear Channel Communications, Inc.	CCC+	9.000%	12/15/2019	07/15/15 @ 105	1,177,000
300,000	CSC Holdings, LLC	BB	8.625%	02/15/2019	N/A	359,250
300,000	Cumulus Media Holdings, Inc.	CCC+	7.750%	05/01/2019	05/01/15 @ 104	318,000
700,000	DISH DBS Corp.	BB–	7.875%	09/01/2019	N/A	834,750
410,000	Gannett Co., Inc.(a)	BB	5.125%	10/15/2019	10/15/16 @ 103	428,450
250,000	Numericable Group SA (France)(a)	B+	4.875%	05/15/2019	05/15/16 @ 104	255,312
200,000	ONO Finance II PLC (Ireland)(a)	B–	10.875%	07/15/2019	01/15/15 @ 105	221,750
550,000	Starz, LLC / Starz Finance Corp.	BB	5.000%	09/15/2019	09/15/15 @ 103	574,750
100,000	Townsquare Radio, LLC / Townsquare Radio, Inc.(a)	B	9.000%	04/01/2019	04/01/15 @ 107	111,250
350,000	WideOpenWest Finance, LLC / WideOpenWest Capital Corp.	CCC+	10.250%	07/15/2019	07/15/15 @ 108	394,625
						5,205,137

	Mining – 3.1%
200,000	First Quantum Minerals Ltd. (Canada)(a)	B+	7.250%	10/15/2019	10/15/15 @ 105	208,000
475,000	KGHM International Ltd. (Canada)(a)	BB–	7.750%	06/15/2019	06/15/15 @ 104	511,813
800,000	Vedanta Resources PLC (United Kingdom)(a)	BB	6.000%	01/31/2019	N/A	831,000
						1,550,813

	Miscellaneous Manufacturing – 4.0%
500,000	Bombardier, Inc. (Canada)(a)	BB–	4.750%	04/15/2019	N/A	506,875
300,000	LSB Industries, Inc.(a)	B+	7.750%	08/01/2019	08/01/16 @ 104	321,750
300,000	Polymer Group, Inc.	B–	7.750%	02/01/2019	02/01/15 @ 104	320,625
800,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg)	B	8.750%	02/01/2019	08/01/15 @ 104	855,000
						2,004,250

	Oil & Gas – 13.8%
550,000	Chesapeake Oilfield Operating, LLC / Chesapeake Oilfield Finance, Inc.	BB–	6.625%	11/15/2019	11/15/15 @ 103	583,000
450,000	Clayton Williams Energy, Inc.	B–	7.750%	04/01/2019	04/01/15 @ 104	480,375
207,000	Comstock Resources, Inc.	B–	7.750%	04/01/2019	04/01/15 @ 104	221,490
194,000	Energy XXI Gulf Coast, Inc.	B	7.750%	06/15/2019	06/15/15 @ 104	210,005
450,000	EV Energy Partners, LP / EV Energy Finance Corp.	B–	8.000%	04/15/2019	04/15/15 @ 104	472,500
253,000	Forest Oil Corp.	CCC	7.250%	06/15/2019	06/15/15 @ 100	253,000
200,000	Goodrich Petroleum Corp.(b)	CCC	8.875%	03/15/2019	03/15/15 @ 104	211,000
550,000	Linn Energy, LLC / Linn Energy Finance Corp.	B+	6.500%	05/15/2019	05/15/15 @ 103	581,625
1,100,000	Linn Energy, LLC / Linn Energy Finance Corp.(a)	B+	7.250%	11/01/2019	11/01/15 @ 103	1,160,500
500,000	Pacific Rubiales Energy Corp. (Canada)(a)	BB+	5.375%	01/26/2019	01/26/17 @ 103	521,875
200,000	Penn Virginia Corp.	B–	7.250%	04/15/2019	04/15/15 @ 104	210,500
200,000	Quicksilver Resources, Inc.(b)	CCC–	9.125%	08/15/2019	08/15/15 @ 103	192,500
200,000	Quicksilver Resources, Inc.(a) (b)	CCC–	11.000%	07/01/2021	07/01/19 @ 102	207,500
200,000	Range Resources Corp.	BB	8.000%	05/15/2019	05/15/15 @ 103	208,726
140,000	SM Energy Co.	BB	6.625%	02/15/2019	02/15/15 @ 103	149,275
509,000	W&T Offshore, Inc.	B–	8.500%	06/15/2019	06/15/15 @ 104	553,537
650,000	Whiting Petroleum Corp.	BB+	5.000%	03/15/2019	12/15/18 @ 100	688,188
						6,905,596

See notes to financial statements.
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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas Services – 1.1%
$300,000	Basic Energy Services, Inc.	B+	7.750%	02/15/2019	02/15/15 @ 104	$321,750
128,000	Forbes Energy Services Ltd.	B	9.000%	06/15/2019	06/15/15 @ 105	132,800
100,000	SEACOR Holdings, Inc.	BB–	7.375%	10/01/2019	N/A	112,750
						567,300

	Packaging & Containers – 0.9%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)(a)	CCC+	6.250%	01/31/2019	01/31/16 @ 103	207,500
200,000	Greif, Inc.	BB–	7.750%	08/01/2019	N/A	232,000
						439,500

	Pharmaceuticals – 0.4%
200,000	Forest Laboratories, Inc.(a)	BB+	4.375%	02/01/2019	N/A	217,000

	Pipelines – 2.0%
450,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	B	8.375%	06/01/2019	06/01/15 @ 104	489,938
250,000	NGPL PipeCo, LLC(a) (b)	B–	9.625%	06/01/2019	06/01/15 @ 107	272,500
250,000	Rockies Express Pipeline, LLC(a)	BB	6.000%	01/15/2019	N/A	258,125
						1,020,563

	Real Estate Investment Trusts – 0.4%
200,000	CNL Lifestyle Properties, Inc.	B	7.250%	04/15/2019	04/15/15 @ 104	210,000

	Retail – 1.8%
100,000	Brown Shoe Co., Inc.	B+	7.125%	05/15/2019	05/15/15 @ 104	105,877
200,000	Jo-Ann Stores, Inc.(a)	CCC+	8.125%	03/15/2019	03/15/15 @ 102	208,000
300,000	L Brands, Inc.	BB+	8.500%	06/15/2019	N/A	363,750
200,000	Radio Systems Corp.(a)	B	8.375%	11/01/2019	11/01/15 @ 106	219,000
						896,627

	Semiconductors – 0.8%
400,000	Advanced Micro Devices, Inc.(a)	B	6.750%	03/01/2019	N/A	423,000

	Software – 3.0%
950,000	First Data Corp.(a)	B+	7.375%	06/15/2019	06/15/15 @ 104	1,021,250
450,000	Sophia, LP / Sophia Finance, Inc.(a)	CCC+	9.750%	01/15/2019	01/15/15 @ 107	499,500
						1,520,750

	Storage & Warehousing – 0.8%
400,000	Algeco Scotsman Global Finance PLC (United Kingdom)(a)	CCC+	10.750%	10/15/2019	10/15/16 @ 105	419,000

	Telecommunications – 11.6%
600,000	Avaya, Inc.(a)	B	7.000%	04/01/2019	04/01/15 @ 104	597,000
300,000	Avaya, Inc.(a)	B	9.000%	04/01/2019	04/01/15 @ 105	310,500
200,000	CenturyLink, Inc., Series Q	BB	6.150%	09/15/2019	N/A	219,000
200,000	EarthLink Holdings Corp.	CCC+	8.875%	05/15/2019	05/15/15 @ 104	199,500
200,000	Frontier Communications Corp.	BB–	7.125%	03/15/2019	N/A	225,000
200,000	GCI, Inc.	B+	8.625%	11/15/2019	11/15/14 @ 104	214,000
650,000	Hughes Satellite Systems Corp.	B+	6.500%	06/15/2019	N/A	725,562
400,000	Nokia OYJ (Finland)	BB	5.375%	05/15/2019	N/A	431,000
300,000	SBA Communications Corp.	B	5.625%	10/01/2019	10/01/16 @ 103	318,375
194,000	SBA Telecommunications, Inc.	B+	8.250%	08/15/2019	08/15/15 @ 103	204,670
1,100,000	Sprint Capital Corp.	BB–	6.900%	05/01/2019	N/A	1,221,000
900,000	T-Mobile USA, Inc.	BB	6.464%	04/28/2019	04/28/15 @ 103	955,125
200,000	VimpelCom Holdings BV (Russia)(a)	BB	5.200%	02/13/2019	N/A	196,750
						5,817,482

See notes to financial statements.
168 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Transportation – 1.5%
$500,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
	(Marshall Islands)(b)	B+	8.125%	02/15/2019	02/15/15 @ 104	$521,250
250,000	PHI, Inc.(a)	BB–	5.250%	03/15/2019	03/15/16 @ 103	255,000
						776,250

	Total Corporate Bonds – 97.2%
	(Cost $48,141,541)					48,755,649

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 3.6%
1,824,436	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $1,824,436)					$1,824,436

	Total Investments – 100.8%
	(Cost $49,965,977)					50,580,085
	Liabilities in excess of Other Assets – (0.8%)					(424,283)
	Net Assets – 100.0%					$50,155,802

BV – Limited Liability Company

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $17,499,417, which represents 34.9% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $1,779,011 and the total market value of the collateral held by the Fund was $1,824,436.

(d)	Interest rate shown reflects yield as of May 31, 2014.

% of Corporate
Country Breakdown	Bonds
United States	82.9%
Luxembourg	4.8%
Canada	4.0%
United Kingdom	2.6%
Marshall Islands	1.1%
Bermuda	1.0%
France	1.0%
Finland	0.9%
Ireland	0.9%
Netherlands	0.8%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 169

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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 98.4%

	Advertising – 1.1%
$300,000	MDC Partners, Inc. (Canada)(a)	B–	6.750%	04/01/2020	04/01/16 @ 103	$318,750

	Aerospace & Defense – 0.3%
100,000	TransDigm, Inc.	CCC+	5.500%	10/15/2020	10/15/15 @ 104	101,000

	Airlines – 0.7%
200,000	United Continental Holdings, Inc.	B	6.000%	12/01/2020	N/A	209,000

	Auto Parts & Equipment – 1.2%
200,000	Goodyear Tire & Rubber Co.	B+	8.750%	08/15/2020	N/A	238,000
100,000	Titan International, Inc.(a)	B+	6.875%	10/01/2020	10/01/16 @ 105	103,875
						341,875

	Banks – 1.2%
200,000	Ally Financial, Inc.	BB	8.000%	03/15/2020	N/A	243,000
100,000	CIT Group, Inc.	BB–	5.375%	05/15/2020	N/A	107,375
						350,375

	Building Materials – 1.4%
200,000	Boise Cascade Co.	B+	6.375%	11/01/2020	11/01/15 @ 105	216,000
200,000	Norbord, Inc. (Canada)(a)	BB–	5.375%	12/01/2020	N/A	203,250
						419,250

	Chemicals – 5.7%
450,000	Hexion US Finance Corp.	B–	6.625%	04/15/2020	04/15/15 @ 105	475,875
100,000	Huntsman International, LLC	B+	4.875%	11/15/2020	08/15/20 @ 100	103,500
200,000	Ineos Finance PLC (United Kingdom)(a)	BB–	7.500%	05/01/2020	05/01/15 @ 106	219,250
200,000	Rockwood Specialties Group, Inc.	BB+	4.625%	10/15/2020	10/15/15 @ 103	206,250
300,000	TPC Group, Inc.(a)	B	8.750%	12/15/2020	12/15/16 @ 104	332,250
300,000	Tronox Finance, LLC	BB–	6.375%	08/15/2020	08/15/15 @ 105	312,750
						1,649,875

	Commercial Services – 3.5%
200,000	FTI Consulting, Inc.	BB–	6.750%	10/01/2020	10/01/15 @ 103	214,500
200,000	Hertz Corp.	B	5.875%	10/15/2020	10/15/15 @ 104	212,500
62,000	RR Donnelley & Sons Co.	BB–	7.625%	06/15/2020	N/A	71,145
200,000	Service Corp. International	BB–	4.500%	11/15/2020	11/15/15 @ 103	197,000
200,000	ServiceMaster Co.	CCC+	8.000%	02/15/2020	02/15/15 @ 106	216,250
100,000	ServiceMaster Co.	CCC+	7.000%	08/15/2020	08/15/15 @ 105	106,000
						1,017,395

	Diversified Financial Services – 5.7%
400,000	Ally Financial, Inc.	BB	7.500%	09/15/2020	N/A	478,500
200,000	Fly Leasing Ltd. (Bermuda)	BB	6.750%	12/15/2020	12/15/16 @ 105	211,000
200,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a)	B	7.375%	04/01/2020	04/01/16 @ 106	211,000
200,000	Jefferies LoanCore, LLC / JLC Finance Corp.(a)	B	6.875%	06/01/2020	06/01/16 @ 105	202,500
100,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.	B+	7.875%	10/01/2020	10/01/16 @ 104	101,500
200,000	Neuberger Berman Group, LLC / Neuberger Berman Finance Corp.(a)	BB+	5.625%	03/15/2020	03/15/15 @ 104	213,000
200,000	Nuveen Investments, Inc.(a)	CCC	9.500%	10/15/2020	10/15/16 @ 105	238,500
						1,656,000

	Electric – 1.2%
300,000	AES Corp.	BB–	8.000%	06/01/2020	N/A	360,750

See notes to financial statements.
170 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Electrical Components & Equipment – 0.4%
$100,000	GrafTech International Ltd.	BB+	6.375%	11/15/2020	11/15/16 @ 103	$102,750

	Engineering & Construction – 0.8%
200,000	Abengoa Finance SAU (Spain)(a)	B	7.750%	02/01/2020	N/A	220,500

	Entertainment – 0.9%
100,000	DreamWorks Animation SKG, Inc.(a)	B	6.875%	08/15/2020	08/15/16 @ 105	108,500
40,000	Isle of Capri Casinos, Inc.	CCC+	8.875%	06/15/2020	06/15/16 @ 104	42,800
100,000	Scientific Games International, Inc.	B	6.250%	09/01/2020	09/01/15 @ 105	99,500
						250,800

	Food – 4.2%
100,000	Aramark Corp. 5.75 3/15/2020	BB–	5.750%	03/15/2020	03/15/15 @ 104	106,875
100,000	FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc. (Greece)(a)	B	9.875%	02/01/2020	02/01/15 @ 105	108,750
600,000	Hawk Acquisition Sub, Inc.(a)	BB–	4.250%	10/15/2020	04/15/15 @ 102	601,500
200,000	JBS Investments GmbH (Austria)(a)	BB	7.750%	10/28/2020	10/28/17 @ 104	215,690
100,000	JBS USA, LLC / JBS USA Finance, Inc.(a)	BB	8.250%	02/01/2020	02/01/15 @ 106	109,375
80,000	Wells Enterprises, Inc.(a)	B+	6.750%	02/01/2020	02/01/16 @ 105	83,800
						1,225,990

	Forest Products & Paper – 0.7%
200,000	Cascades, Inc. (Canada)	B	7.875%	01/15/2020	01/15/15 @ 104	214,250

	Health Care Products – 3.6%
400,000	Biomet, Inc.	B–	6.500%	08/01/2020	08/01/15 @ 105	436,000
200,000	Biomet, Inc.	B–	6.500%	10/01/2020	10/01/15 @ 103	216,000
178,000	Hologic, Inc.	BB	6.250%	08/01/2020	08/01/15 @ 103	190,015
200,000	Universal Hospital Services, Inc.	B	7.625%	08/15/2020	08/15/15 @ 106	211,500
						1,053,515

	Health Care Services – 8.1%
100,000	Amsurg Corp.	B	5.625%	11/30/2020	11/30/15 @ 104	100,500
300,000	CHS/Community Health Systems, Inc.	B–	7.125%	07/15/2020	07/15/16 @ 104	325,875
165,000	Davita, Inc.	B	6.625%	11/01/2020	11/01/14 @ 105	176,550
500,000	HCA, Inc.	BB	6.500%	02/15/2020	N/A	569,375
200,000	HCA, Inc.	BB	7.250%	09/15/2020	03/15/15 @ 104	215,750
115,000	LifePoint Hospitals, Inc.	BB–	6.625%	10/01/2020	10/01/15 @ 103	124,775
400,000	Tenet Healthcare Corp.	B+	6.000%	10/01/2020	N/A	431,000
100,000	Tenet Healthcare Corp.	CCC+	6.750%	02/01/2020	N/A	107,375
100,000	Tenet Healthcare Corp.	B+	4.750%	06/01/2020	N/A	101,750
200,000	WellCare Health Plans, Inc.	BB	5.750%	11/15/2020	11/15/16 @ 103	214,000
						2,366,950

	Home Builders – 4.2%
200,000	Brookfield Residential Properties, Inc. (Canada)(a)	BB–	6.500%	12/15/2020	12/15/15 @ 105	212,000
200,000	K Hovnanian Enterprises, Inc.(a)	B–	7.250%	10/15/2020	10/15/15 @ 105	217,000
200,000	KB Home	B	8.000%	03/15/2020	N/A	229,000
100,000	Meritage Homes Corp.	BB–	7.150%	04/15/2020	N/A	111,500
200,000	Ryland Group, Inc.	BB–	6.625%	05/01/2020	N/A	218,000
200,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.(a)	BB–	7.750%	04/15/2020	04/15/15 @ 106	220,500
						1,208,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 171

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Household Products & Housewares – 3.3%
$700,000	Reynolds Group Issuer, Inc.	B+	5.750%	10/15/2020	10/15/15 @ 104	$731,500
200,000	Spectrum Brands, Inc.	B	6.375%	11/15/2020	11/15/16 @ 103	217,750
						949,250

	Insurance – 0.4%
100,000	CNO Financial Group, Inc.(a)	BB	6.375%	10/01/2020	10/01/15 @ 105	109,000

	Internet – 0.4%
100,000	Equinix, Inc.	BB	4.875%	04/01/2020	04/01/17 @ 102	103,250

	Iron & Steel – 2.2%
200,000	AK Steel Corp. (b)	B–	7.625%	05/15/2020	05/15/15 @ 104	202,500
200,000	ArcelorMittal (Luxembourg)	BB+	5.750%	08/05/2020	N/A	214,500
200,000	U.S. Steel Corp. (b)	BB–	7.375%	04/01/2020	N/A	221,250
						638,250

	Lodging – 1.1%
100,000	MGM Resorts International	B+	5.250%	03/31/2020	N/A	104,125
200,000	MGM Resorts International	B+	6.750%	10/01/2020	N/A	222,250
						326,375

	Machinery-Construction & Mining – 0.4%
100,000	Terex Corp.	BB	6.500%	04/01/2020	04/01/16 @ 103	108,875

	Machinery-Diversified – 0.4%
100,000	Briggs & Stratton Corp.	BB	6.875%	12/15/2020	N/A	111,500

	Media – 6.5%
100,000	Cablevision Systems Corp.	B	8.000%	04/15/2020	N/A	114,750
300,000	Cequel Communications Holdings I, LLC / Cequel Capital Corp.(a)	B–	6.375%	09/15/2020	09/15/15 @ 105	319,500
200,000	Clear Channel Worldwide Holdings, Inc., Series B	B	7.625%	03/15/2020	03/15/15 @ 106	216,000
200,000	Cogeco Cable, Inc. (Canada)(a)	BB–	4.875%	05/01/2020	05/01/16 @ 104	204,250
200,000	DISH DBS Corp.	BB–	5.125%	05/01/2020	N/A	210,500
200,000	Gannett Co., Inc.(a)	BB	5.125%	07/15/2020	07/15/16 @ 104	208,000
300,000	Nielsen Finance, LLC / Nielsen Finance Co.	BB	4.500%	10/01/2020	10/01/16 @ 102	305,250
100,000	Sirius XM Holdings, Inc.(a)	BB	4.250%	05/15/2020	05/15/16 @ 102	98,750
200,000	Sirius XM Holdings, Inc.(a)	BB	5.875%	10/01/2020	10/01/16 @ 103	212,500
						1,889,500

	Mining – 1.6%
250,000	Aleris International, Inc.	B–	7.875%	11/01/2020	11/01/15 @ 106	252,500
200,000	Eldorado Gold Corp. (Canada)(a)	BB	6.125%	12/15/2020	12/15/16 @ 103	201,000
						453,500

	Miscellaneous Manufacturing – 0.8%
200,000	Bombardier, Inc. (Canada)(a)	BB–	7.750%	03/15/2020	N/A	227,000

	Oil & Gas – 10.0%
100,000	Antero Resources Finance Corp.	BB–	6.000%	12/01/2020	12/01/15 @ 105	107,375
240,000	Berry Petroleum Co., LLC	BB–	6.750%	11/01/2020	11/01/15 @ 103	255,600
100,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.	B–	8.625%	10/15/2020	10/15/15 @ 104	109,750
200,000	Chesapeake Energy Corp.	BB+	6.625%	08/15/2020	N/A	231,500
200,000	Chesapeake Energy Corp.	BB+	6.875%	11/15/2020	N/A	233,500
200,000	Legacy Reserves, LP / Legacy Reserves Finance Corp.	B	8.000%	12/01/2020	12/01/16 @ 104	214,500

See notes to financial statements.
172 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Oil & Gas continued
$50,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC	CCC+	10.750%	10/01/2020	10/01/16 @ 105	$56,000
300,000	Pacific Drilling SA (Luxembourg)(a)	B+	5.375%	06/01/2020	06/01/16 @ 104	295,500
200,000	Parker Drilling Co.	B+	7.500%	08/01/2020	08/01/16 @ 104	215,500
142,000	PBF Holding Co., LLC / PBF Finance Corp.	BB+	8.250%	02/15/2020	02/15/16 @ 104	156,200
154,000	Penn Virginia Corp.	B–	8.500%	05/01/2020	05/01/17 @ 104	171,903
200,000	Resolute Energy Corp.	CCC+	8.500%	05/01/2020	05/01/16 @ 104	208,500
200,000	SandRidge Energy, Inc.	B–	8.750%	01/15/2020	01/15/15 @ 104	217,000
200,000	Swift Energy Co.	B	8.875%	01/15/2020	01/15/15 @ 104	213,500
200,000	Vanguard Natural Resources, LLC / VNR Finance Corp.	B	7.875%	04/01/2020	04/01/16 @ 104	217,000
						2,903,328

	Oil & Gas Services – 1.1%
200,000	Hiland Partners, LP / Hiland Partners Finance Corp.(a)	B	7.250%	10/01/2020	10/01/16 @ 104	219,500
100,000	Hornbeck Offshore Services, Inc.	BB–	5.875%	04/01/2020	04/01/16 @ 103	104,500
						324,000

	Packaging & Containers – 1.2%
35,294	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)(a)	Caa1	7.000%	11/15/2020	11/15/16 @ 104	36,882
200,000	Sealed Air Corp.(a)	BB	6.500%	12/01/2020	09/01/20 @ 100	224,000
100,000	Silgan Holdings, Inc.	BB–	5.000%	04/01/2020	04/01/16 @ 103	103,500
						364,382

	Pharmaceuticals – 1.6%
300,000	Valeant Pharmaceuticals International(a)	B	6.375%	10/15/2020	10/15/16 @ 103	322,125
147,000	Valeant Pharmaceuticals International, Inc.(a)	B	7.000%	10/01/2020	10/01/15 @ 104	157,290
						479,415

	Pipelines – 4.8%
100,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.	B+	6.625%	10/01/2020	10/01/16 @ 103	106,500
200,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.	BB	6.000%	12/15/2020	12/15/16 @ 103	209,500
200,000	El Paso, LLC	BB	6.500%	09/15/2020	N/A	222,572
200,000	Energy Transfer Equity, LP	BB	7.500%	10/15/2020	N/A	232,000
200,000	Holly Energy Partners, LP / Holly Energy Finance Corp.	BB–	6.500%	03/01/2020	03/01/16 @ 103	214,500
200,000	Regency Energy Partners, LP / Regency Energy Finance Corp.	BB	5.750%	09/01/2020	06/01/20 @ 100	211,000
200,000	Tesoro Logistics, LP / Tesoro Logistics Finance Corp.	BB–	5.875%	10/01/2020	10/01/16 @ 103	210,000
						1,406,072

	Real Estate Investment Trusts – 0.7%
200,000	Corrections Corp. of America	BB+	4.125%	04/01/2020	01/01/20 @ 100	200,500

	Retail – 0.8%
100,000	L Brands, Inc.	BB+	7.000%	05/01/2020	N/A	114,500
100,000	Suburban Propane Partners, LP/Suburban Energy Finance Corp.	BB–	7.375%	03/15/2020	03/15/15 @ 104	107,375
						221,875

	Semiconductors – 0.7%
200,000	Advanced Micro Devices, Inc.	B	7.750%	08/01/2020	08/01/15 @ 104	214,000

	Software – 3.6%
500,000	First Data Corp.(a)	B+	6.750%	11/01/2020	11/01/15 @ 105	538,125
200,000	IMS Health, Inc.(a)	B+	6.000%	11/01/2020	11/01/15 @ 103	211,500
300,000	Nuance Communications, Inc.(a)	BB–	5.375%	08/15/2020	08/15/16 @ 103	306,750
						1,056,375
See notes to financial statements.
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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Telecommunications – 10.5%
$200,000	Alcatel-Lucent USA, Inc.(a)	CCC+	6.750%	11/15/2020	11/15/16 @ 103	$213,500
200,000	CenturyLink, Inc., Series V	BB	5.625%	04/01/2020	N/A	213,000
200,000	Frontier Communications, Inc.	BB–	8.500%	04/15/2020	N/A	234,250
250,000	Level 3 Financing, Inc.	CCC+	7.000%	06/01/2020	06/01/16 @ 104	271,875
200,000	MetroPCS Wireless, Inc.	BB	6.625%	11/15/2020	11/15/15 @ 103	213,750
300,000	SBA Telecommunications, Inc.	B+	5.750%	07/15/2020	07/15/16 @ 103	318,000
400,000	SoftBank Corp. (Japan)(a)	BB+	4.500%	04/15/2020	N/A	406,500
213,000	Sprint Communications, Inc.(a)	BB+	7.000%	03/01/2020	N/A	246,548
300,000	Sprint Communications, Inc.	BB–	7.000%	08/15/2020	N/A	332,250
207,000	T-Mobile USA, Inc.	BB	6.542%	04/28/2020	04/28/16 @ 103	224,336
200,000	ViaSat, Inc.	B–	6.875%	06/15/2020	06/15/16 @ 103	217,125
148,000	Windstream Corp.	B	7.750%	10/15/2020	10/15/15 @ 104	161,320
						3,052,454

	Transportation – 1.4%
360,000	CHC Helicopter SA (Luxembourg)	B+	9.250%	10/15/2020	10/15/15 @ 105	394,200

	Total Corporate Bonds – 98.4%
	(Cost $28,114,481)					28,600,126

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned – 1.2%
348,800	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)
	(Cost $348,800)					$348,800

	Total Investments – 99.6%
	(Cost $28,463,281)					28,948,926
	Other Assets in excess of Liabilities – 0.4%					126,295
	Net Assets – 100.0%					$29,075,221

GmbH – Limited Liability

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

SA – Corporation

SAU – Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Ratings. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided.) All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $8,898,210, which represents 30.6% of net assets.

(b)	Security, or portion thereof, was on loan at May 31, 2014.

(c)	At May 31, 2014, the total market value of the Fund’s securities on loan was $340,642 and the total market value of the collateral held by the Fund was $348,800.

(d)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
174 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF continued

% of Corporate
Country Breakdown	Bonds
United States	86.4%
Canada	5.5%
Luxembourg	3.2%
Japan	1.4%
Spain	0.8%
United Kingdom	0.8%
Austria	0.7%
Bermuda	0.7%
Greece	0.4%
Ireland	0.1%
Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 175

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GSY Guggenheim Enhanced Short Duration ETF

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds – 28.3%

	Auto Manufacturers – 0.6%
$4,225,000	Daimler Finance North America, LLC(a)	A-	1.300%	07/31/2015	N/A	$4,267,170

	Banking – 2.2%
4,000,000	Citigroup, Inc.(b)	A-	1.189%	07/25/2016	N/A	4,042,240
5,000,000	Citigroup, Inc.	A-	4.750%	05/19/2015	N/A	5,196,035
700,815	CCR, Inc. Series MT100 Payment Rights Master Trust (b)	A	0.595%	07/10/2017	N/A	678,529
1,352,000	Garanti Diversified Payment Rights Finance Co., Series 2007-A, Class A1
	(Cayman Islands)(b)	BBB+	0.419%	07/09/2017	N/A	1,284,265
3,000,000	Macquarie Bank Ltd. (Australia)(a) (b)	A	1.024%	03/24/2017	N/A	3,012,048
1,500,000	Wells Fargo & Co.(b)	A+	1.155%	06/26/2015	N/A	1,513,975
						15,727,092

	Consumer Financials – 0.1%
400,000	American Express Credit Corp.(b)	A-	1.084%	06/24/2014	N/A	400,213

	Diversified Financial Services – 4.0%
2,150,000	Ameriprise Financial, Inc.	A	5.650%	11/15/2015	N/A	2,304,813
5,500,000	Credit Suisse USA, Inc.	A	5.125%	08/15/2015	N/A	5,798,914
3,000,000	Ford Motor Credit Co., LLC	BBB-	3.875%	01/15/2015	N/A	3,061,314
500,000	Ford Motor Credit Co., LLC	BBB-	7.000%	04/15/2015	N/A	527,752
900,000	Ford Motor Credit Co., LLC	BBB-	8.000%	06/01/2014	N/A	900,000
2,000,000	Ford Motor Credit Co., LLC	BBB-	8.700%	10/01/2014	N/A	2,052,894
3,000,000	General Electric Capital Corp.(b)	AA+	1.261%	07/02/2015	N/A	3,032,637
5,250,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.	BBB-	3.500%	03/15/2017	N/A	5,322,187
2,200,000	International Lease Finance Corp.(b)	BB+	2.183%	06/15/2016	N/A	2,232,450
3,220,000	NASDAQ OMX Group, Inc.	BBB	4.000%	01/15/2015	N/A	3,286,706
						28,519,667

	Electric – 2.2%
2,500,000	AES Corp./VA(b)	BB-	3.230%	06/01/2019	N/A	2,528,125
7,688,000	PNM Resources, Inc.	BBB-	9.250%	05/15/2015	N/A	8,312,804
4,325,000	Scottish Power Ltd. (United Kingdom)	BBB	5.375%	03/15/2015	N/A	4,478,706
						15,319,635

	Exploration & Production – 0.7%
1,000,000	Petroleos Mexicanos (Mexico)(b)	BBB+	2.248%	07/18/2018	N/A	1,041,250
3,337,600	RAS Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)(a)	A	5.832%	09/30/2016	N/A	3,554,544
						4,595,794

	Financial Services – 1.3%
2,500,000	Goldman Sachs Group, Inc., Series 1(b)	A-	1.425%	04/30/2018	N/A	2,542,763
3,500,000	JPMorgan Chase & Co., Series GMTN(b)	A	0.847%	02/26/2016	N/A	3,520,055
3,000,000	Morgan Stanley(b)	A-	1.477%	02/25/2016	N/A	3,042,843
						9,105,661

	Food & Beverage – 0.1%
500,000	Anheuser – Busch InBev Worldwide, Inc.(b)	A	0.587%	07/14/2014	N/A	500,254

	Healthcare Facilities – 0.9%
6,100,000	Express Scripts Holding Co.	BBB+	2.100%	02/12/2015	N/A	6,168,033

	Healthcare Products – 2.3%
15,700,000	Life Technologies Corp.	BBB	4.400%	03/01/2015	N/A	16,151,061

See notes to financial statements.
176 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

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GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Housewares – 0.3%
$2,305,000	Newell Rubbermaid, Inc.	BBB-	2.000%	06/15/2015	N/A	$2,338,985

	Insurance – 2.2%
11,500,000	Axis Capital Holdings Ltd. (Bermuda)	A-	5.750%	12/01/2014	N/A	11,796,976
500,000	Berkshire Hathaway, Inc.(b)	AA	0.924%	08/15/2014	N/A	500,762
1,150,000	Kemper Corp.	BBB-	6.000%	11/30/2015	N/A	1,231,869
2,000,000	XL Group PLC (Cayman Islands)	A-	5.250%	09/15/2014	N/A	2,026,840
						15,556,447

	Media – 1.8%
5,620,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.550%	03/15/2015	N/A	5,753,649
7,038,000	WPP Finance (United Kingdom)	BBB	8.000%	09/15/2014	N/A	7,184,137
						12,937,786

	Metals & Mining – 1.4%
2,000,000	Anglo American Capital PLC (United Kingdom)(a) (b)	BBB	1.176%	04/15/2016	N/A	2,007,570
4,600,000	Glencore Funding, LLC(a) (b)	BBB	1.387%	05/27/2016	N/A	4,631,427
3,550,000	Rio Tinto Finance USA PLC, Series FRN (United Kingdom)(b)	A-	1.073%	06/17/2016	N/A	3,587,055
						10,226,052

	Office & Business Equipment – 0.9%
6,463,000	Xerox Corp.	BBB	4.250%	02/15/2015	N/A	6,633,138

	Real Estate – 0.1%
950,000	WEA Finance, LLC / WT Finance Pty Ltd. (Australia) (a)	A2-	5.750%	09/02/2015	N/A	1,011,627

	Real Estate Investment Trusts – 6.5%
11,000,000	American Tower Corp.	BBB-	4.625%	04/01/2015	N/A	11,363,451
2,000,000	ARC Properties Operating Partnership, LP/Clark Acquisition, LLC(a)	BBB-	2.000%	02/06/2017	N/A	2,014,928
10,000,000	HCP, Inc.	BBB+	6.000%	03/01/2015	N/A	10,404,800
1,300,000	Health Care REIT, Inc.	BBB	5.875%	05/15/2015	N/A	1,363,868
6,000,000	Liberty Property, LP	BBB	5.125%	03/02/2015	N/A	6,199,926
7,000,000	Mack-Cali Realty, LP	BBB-	5.125%	01/15/2015	N/A	7,179,130
6,000,000	Nationwide Health Properties	BBB+	6.000%	05/20/2015	N/A	6,312,828
1,300,000	Realty Income Corp.	BBB+	5.500%	11/15/2015	N/A	1,388,847
						46,227,778

	Software & Services – 0.3%
2,000,000	CA, Inc.	BBB+	6.125%	12/01/2014	N/A	2,055,750
250,000	Symantec Corp.	BBB	2.750%	09/15/2015	N/A	256,317
						2,312,067

	Trucking & Leasing – 0.4%
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp.(a)	BBB-	2.500%	07/11/2014	N/A	3,005,826

	Total Corporate Bonds – 28.3%
	(Cost $200,395,387)					201,004,286

	Asset Backed Securities – 8.4%

	Airlines – 0.2%
1,002,432	ACS Pass-Through Trust, Series 2007-1X, Class G1	A+	0.461%	06/14/2037	N/A	956,821

	Collateralized Debt Obligation – 0.5%
559,398	Newcastle 2007 CDO Ltd., Series 2007-9A, Class A1 (Cayman Islands)(a) (b)	Aa3	0.410%	05/25/2052	N/A	559,398
1,264,254	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (b)	Baa3	0.401%	05/09/2046	N/A	1,189,283
722,431	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(b)	Baa3	0.401%	05/09/2046	N/A	679,590
1,000,000	Tricadia CDO, Ltd., Series 2006-6A, Class A1LB (Cayman Islands)(a) (b)	BBB+	0.773%	1/05/2041	N/A	919,900
						3,348,171

See notes to financial statements.
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GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Collateralized Loan Obligation – 7.3%
$250,000	ALM IV Ltd., Series 2011-4AC (Cayman Islands)(a) (b)	A	2.976%	07/18/2022	N/A	$248,250
750,000	ALM VII Ltd., Series R 2013-7122AB (Cayman Islands)(a) (b)	A	2.829%	04/24/2024	N/A	735,900
1,000,000	Anchorage Capital CLO Ltd., Series 2014-4A, Class A2 (Cayman Islands)(a) (b)	Aa2	2.442%	07/28/2026	N/A	990,400
500,000	APID, Series 2006-3X, Class C (b)	BBB+	1.984%	06/12/2020	N/A	483,300
2,000,000	Black Diamond CLO 2005-1 Delaware Corp., Series 2005-1AD1 (Cayman Islands)(a) (b)	BBB+	2.135%	06/20/2017	N/A	1,956,200
1,500,000	Black Diamond CLO Ltd., Series 2006-1AB (Luxemburg) (a) (b)	AA	0.617%	04/29/2019	N/A	1,392,150
1,000,000	Cerberus Onshore II CLO, LLC, Series 2013-1A (a) (b)	Aa2	2.926%	10/15/2023	N/A	982,600
500,000	CNOVA, Series 2007-1X, Class D (Cayman Islands)(b)	BBB	1.575%	05/16/2019	N/A	474,100
1,500,000	Coas, Series 2014-1XB (Cayman Islands)	A2	3.036%	04/20/2023	N/A	1,487,550
1,480,000	Countrywide Asset-Backed Certificates, Series 2004-SD2M1(a) (b)	BBB+	0.722%	06/25/2033	N/A	1,430,055
600,000	Divcore CLO Ltd., Series 2013-1AB	Baa3	4.051%	11/15/2032	N/A	599,940
1,342,468	Drug Royalty II LP, Series 2012-1, Class A1(a) (b)	BBB	4.226%	01/15/2025	N/A	1,373,345
500,000	Eaton, Series 2007-9X, Class D (Cayman Islands)(b)	BBB+	1.728%	04/20/2019	N/A	486,750
750,000	Fortress Credit Opportunities III CLO, LP, Series 2014-3AB1(a) (b)	AA	2.728%	04/28/2026	N/A	734,775
352,764	FM Leveraged Capital Fund, Series 2006-2X, Class E(b)	BBB+	3.974%	11/15/2020	N/A	352,553
1,500,000	Gallatin CLO Ltd., Series 2014-1AC (Cayman Islands)(a) (b)	A2	3.062%	07/15/2023	N/A	1,500,900
2,000,000	Garrison Funding Ltd., Series 2013-2X, Class A1T (Cayman Islands)(b)	AAA	2.029%	09/25/2023	N/A	1,986,200
2,500,000	Garrison Funding Ltd., Series 2013-2X, Class A2 (Cayman Islands)(b)	AA	3.629%	09/25/2023	N/A	2,473,250
1,500,000	Goldentree Credit Opportunities Financing Ltd., Series 2012-1X, Class B2
	(Cayman Islands)(b)	AA	4.233%	09/15/2024	N/A	1,503,600
1,000,000	Golub Capital BDC, LLC, Series 2014-1AB(a) (b)	Aa2	2.835%	04/25/2026	N/A	1,001,000
500,000	Golub Capital Partners Fundings Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b)	AA+	0.985%	03/15/2022	N/A	466,300
500,000	Great Lakes CLO Ltd., Series 2014-1AC (Cayman Islands)(a) (b)	A2	3.917%	04/15/2025	N/A	500,700
2,000,000	Great Lakes CLO Ltd., Series 2012-1A, Class C (Cayman Islands)(a) (b)	A	4.326%	01/15/2023	N/A	2,018,000
1,000,000	Hewett’s Island CDO Ltd., Series 2007-6AD (Cayman Islands)(a) (b)	BBB+	2.485%	06/09/2019	N/A	980,000
1,000,000	Hla, Series 2012-1x, Class B (Cayman Islands) (b)	A	3.224%	08/15/2023	N/A	982,300
188,503	ICE EM CLO, Series 2007-1A, Class A1D (Ireland)(b)	AAA	0.679%	08/15/2022	N/A	186,542
500,000	ICE EM CLO, Series 2007-1X, Class A2 (Ireland)(a) (b)	AA	0.929%	08/15/2022	N/A	471,250
1,500,000	Ingim, Series 2011-1x, Class A2 (Cayman Islands)(b)	AA	2.134%	06/22/2021	N/A	1,486,950
1,000,000	King, Series 2007-4x, Class D (b)	BBB-	1.679%	04/16/2021	N/A	924,900
2,000,000	KKR Financial CLO Ltd., Series 2007-AX, Class C (Cayman Islands)(b)	A+	2.876%	10/15/2017	N/A	1,990,000
1,500,000	KKR Financial CLO Ltd, Series 2007-AX, Class D (Cayman Islands)(b)	BBB+	4.726%	10/15/2017	N/A	1,506,150
750,000	KKR Financial CLO Ltd., Series 2007-1XD, Class D (Cayman Islands)(b)	A	2.474%	05/15/2021	N/A	723,600
1,000,000	LIBR, Series 2005-1X, Class A2 (Cayman Islands)(b)	AAA	0.600%	11/01/2017	N/A	988,500
500,000	Newstar Commercial Loan Funding 2014-1, LLC, Series 2014-1C(a) (b)	A2	3.830%	04/20/2025	N/A	497,100
2,000,000	Newstar Trust, Series 2012-2A, Class B(a) (b)	Aa2	3.487%	01/20/2023	N/A	2,004,600
500,000	Ozlmf, Series 2012-2x, Class B (Cayman Islands)(b)	A	3.475%	10/30/2023	N/A	500,000
1,000,000	Palmer Square CLO Ltd., Series 2014-1AB (Cayman Islands)(a) (b)	A	2.821%	10/17/2022	N/A	986,400
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1N, Class A2N (Cayman Islands)(b)	AAA	2.486%	03/05/2021	N/A	1,996,600
2,000,000	Salus CLO 2012-1 Ltd., Series 2012-1X, Class B (Cayman Islands)(b)	AA	4.736%	03/05/2021	N/A	2,063,800
1,000,000	SGAB, Series 2007-1X, Class B1L (Cayman Islands)(b)	BBB	2.485%	09/10/2021	N/A	952,200
2,000,000	Shasta CLO Ltd., Series 2007-1AB1L (Cayman Islands)(a) (b)	BBB+	1.628%	04/20/2021	N/A	1,871,800
750,000	Telos CLO Ltd., Series 2013-3A, Class C (Cayman Islands)(a) (b)	A	3.226%	01/17/2024	N/A	737,700

See notes to financial statements.
178 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Yield	Maturity	Provisions**	Value
	Collateralized Loan Obligation continued
$500,000	Telos CLO Ltd., Series 2013-4X, Class C (Cayman Islands)	A	2.976%	07/17/2024	N/A	$484,200
2,500,000	Ticc CLO LLC, Series 2011-1X, Class A(b)	AAA	2.479%	07/25/2021	N/A	2,500,000
1,500,000	WESTB, Series 2006-1X, Class D (Cayman Islands)(b)	BBB	1.935%	12/20/2020	N/A	1,416,900
						51,429,310

	Transportation – 0.5%
699,159	Aircraft Lease Securitisation Ltd., Series 2007X, Class G3 (Jersey)(b)	AA	0.411%	05/10/2032	N/A	678,185
1,039,267	Genesis Funding Ltd, Series 2006-1X, Class G1 (Bermuda)(b)	A-	0.391%	12/19/2032	N/A	971,923
1,834,001	Genesis Funding Ltd., Series 2006-1A, Class G1 (Bermuda)(a) (b)	A-	0.391%	12/19/2032	N/A	1,715,157
						3,365,265

	Total Asset Backed Securities – 8.4%
	(Cost $58,547,654)					59,099,567

	Collateralized Mortgage Obligations – 1.7%

	Commercial Mortgage Backed Securities – 0.9%
2,000,000	Boca Hotel Portfolio Trust, Series 2013-BOCAD(a) (b)	BBB-	3.201%	08/15/2026	N/A	2,007,318
957,324	Commercial Mortgage Trust, Series 2007-PL14 GLB1(a) (b)	BB	0.901%	06/15/2022	N/A	945,553
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURFD(a) (b)	BBB-	2.410%	02/15/2029	N/A	1,498,598
2,000,000	Motel 6, Series 2012-MTL6D(a)	BBB-	3.781%	10/05/2025	N/A	2,030,968
						6,482,437

	Residential Mortgage Backed Securities – 0.8%
1,284,899	Accredited Mortgage Loan Trust, Series 2007-1 A3(b)	CCC	0.280%	02/25/2037	N/A	1,229,746
539,137	CSMC Series 2014-2R, Class 27A1(a) (b)	NR	0.350%	02/27/2046	N/A	509,541
1,184,732	GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class A1A(b)	CCC	0.440%	02/25/2036	N/A	1,003,107
3,182,151	GreenPoint Mortgage Funding Trust Series 2007-AR1, Class 1A1A(b)	D	0.230%	02/25/2047	N/A	2,987,378
						5,729,772

	Total Collateralized Mortgage Obligations – 1.7%
	(Cost $11,984,440)					12,212,209

	Term Loans – 3.9%(c)

	Aerospace & Defense – 0.2%
1,011,300	Doncasters	B	4.500%	04/09/2020	N/A	1,012,564

	Automotive – 0.1%
990,000	Ti Automotive	BB-	5.500%	03/28/2019	N/A	994,950

	Communication Equipment – 0.1%
980,367	Avaya, Inc.	B	4.727%	10/26/2017	N/A	947,692

	Computers – 0.1%
234,864	Expert Global Solutions, Inc.	B-	8.500%	04/03/2018	N/A	225,862
660,839	SRA International, Inc.	B	6.500%	07/20/2018	N/A	661,665
						887,527

	Distribution & Wholesale – 0.1%
299,239	HD Supply, Inc.	B+	4.000%	06/28/2018	N/A	298,990

	Diversified Financial Services – 0.8%
1,985,025	National Financial Partners	B	5.250%	07/01/2020	N/A	1,994,117
1,500,000	Nuveen Investments, Inc.	B	4.151%	05/13/2017	N/A	1,502,115
1,935,253	RPI Finance Trust	BBB-	3.250%	05/09/2018	N/A	1,936,472
						5,432,704

	Entertainment – 0.1%
397,000	Travelport, LLC	B	6.250%	06/26/2019	N/A	405,353

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 179

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Yield	Maturity	Provisions**	Value
	Food – 0.2%
$1,500,000	HJ Heinz Co.	BB	3.500%	06/05/2020	N/A	$1,507,320

	Household Products & Housewares – 0.1%
493,763	Reynolds Group Holdings, Inc.	B+	4.000%	12/01/2018	N/A	493,906

	Insurance – 0.1%
803,138	CNO Financial Group	BB	3.750%	09/28/2018	N/A	802,471

	Media – 0.3%
2,300,000	Univision Communications, Inc.	B+	4.000%	03/01/2020	N/A	2,293,537

	Metals & Mining – 0.3%
2,398,000	Fortescue	BBB-	3.750%	06/30/2019	N/A	2,393,995

	Oil & Gas Services – 0.1%
590,326	Paradigm Pinnacle Holding Co. (Luxembourg)	B+	4.750%	07/30/2019	N/A	588,112

	Other Financial Institution – 0.1%
100,000	Djo Finance	B+	4.250%	09/15/2017	N/A	100,175
677,674	Ellucian (Datatel) (Sophia LP)	B+	4.000%	07/19/2018	N/A	678,182
188,828	Hamilton Lane Advisors	BB+	4.000%	02/28/2018	N/A	188,356
						966,713

	Real Estate – 0.0%***
99,380	Capital Automotive, LP	BB-	4.000%	04/10/2019	N/A	99,578

	Retail – 0.2%
497,500	Sears Holdings	B	5.500%	06/30/2018	N/A	500,998
969,599	Serta Simmons Holdings, LLC	B+	4.250%	10/01/2019	N/A	970,404
						1,471,402

	Software Services – 0.9%
837,770	Aspect Software, Inc.	B	7.250%	05/07/2016	N/A	843,358
493,750	Deltek, Inc.	B1	4.500%	10/10/2018	N/A	493,957
1,000,000	First Data Corp.	B+	4.150%	03/23/2018	N/A	999,820
1,000,000	First Data Corp.	B+	4.150%	09/24/2018	N/A	1,000,930
2,315,961	Infor US, Inc.	B+	3.750%	06/30/2020	N/A	2,296,855
660,000	Smart & Final	B	4.750%	11/15/2019	N/A	660,660
						6,295,580

	Trucking & Leasing – 0.1%
706,875	Fly Funding II (Luxembourg)	BBB-	4.500%	08/09/2019	N/A	711,738

	Wireless – 0.0%***
296,250	Alcatel-Lucent	B+	4.500%	01/30/2019	N/A	296,668

	Total Term Loans – 3.9%
	(Cost $27,782,672)					27,900,800

	Municipal Bonds – 2.4%

	California – 0.7%
5,000,000	University of California(b)	AA	0.651%	07/01/2041	N/A	5,007,850

	Michigan – 0.1%
900,000	Michigan Finance Authority	SP-1	4.375%	08/20/2014	N/A	905,490

	New York – 1.0%
3,400,000	City of New York, New York(b)(d)	AA	0.250%	11/01/2026	N/A	3,400,000
3,900,000	New York City, New York General Obligation, Series L-5(b)(d)	AA	0.280%	04/01/2035	N/A	3,900,000
						7,300,000

See notes to financial statements.
180 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Principal					Optional Call
Amount	Description	Rating*	Yield	Maturity	Provisions**	Value
	Pennsylvania – 0.6%
$4,000,000	Pennsylvania Turnpike Commission (b)	A+	0.510%	12/01/2017	N/A	$3,999,320

	Total Municipal Bonds – 2.4%
	(Cost $17,200,000)					17,212,660

Number
of Shares	Description					Value
	Exchange Traded Funds – 12.9%
1,460,870	Guggenheim BulletShares 2014 Corporate Bond ETF					$30,853,574
730,301	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF					19,710,824
787,319	Guggenheim BulletShares 2016 High Yield Corporate Bond ETF					21,541,048
696,308	Guggenheim BulletShares 2017 High Yield Corporate Bond ETF					19,183,286
	(Cost $90,996,289)					91,288,732

Principal
Amount	Description	Rating*		Maturity		Value
	Commercial Paper – 29.4%
$10,000,000	Abbvie, Inc.	A1		06/04/2014		$9,999,800
12,000,000	Amcor Ltd.	A2		06/13/2014		11,999,040
12,000,000	American WTR Capital Corp.	A2		06/05/2014		11,999,640
12,000,000	Apache Corp.	A2		06/09/2014		11,999,280
12,250,000	Bemis Co.	A2		06/02/2014		12,249,755
12,500,000	CBS Corp.	A2		06/09/2014		12,499,250
12,000,000	COX Enterprises, Inc.	A2		06/17/2014		11,998,680
10,000,000	FMC Corp.	A2		06/04/2014		9,999,700
5,000,000	GATX Corp.	A2		11/06/2014		4,999,650
10,000,000	GATX Corp.	A2		06/24/2014		9,998,400
12,000,000	Kinder Morgan Energy LP	A2		06/10/2014		11,999,280
10,650,000	Nextera Energy	A2		06/06/2014		10,649,574
10,000,000	Nissan Motor Acceptance	A2		06/06/2014		9,999,600
1,000,000	Nissan Motor Acceptance	A2		06/09/2014		999,940
12,000,000	Northeast Utilities	A2		06/04/2014		11,999,640
10,000,000	Omnicom Capital, Inc.	A2		06/11/2014		9,999,300
12,681,000	Pacific Gas & Elec Co.	A2		06/06/2014		12,680,619
7,800,000	Pall Corp.	A2		12/06/2014		7,799,376
12,000,000	Pentair Finance	A2		06/25/2014		11,997,360
13,000,000	VF Corp.	A2		06/10/2014		12,999,220
	(Cost $208,865,958)					208,867,104

	Repurchase agreements – 21.0%
15,670,367	Bank of America, Inc., dated 05/19/2014; Proceeds at maturity – $15,683,713; (Collateralized by LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.407%, due 11/15/2016; Market Value $19,657,183)			06/30/2014		15,670,367
2,530,648	Bank of America, Inc., dated 05/20/2014; Proceeds at maturity – $2,532,701; (Collateralized by LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.407%, due 11/15/2016; Market Value $3,174,489)			06/30/2014		2,530,648
4,421,565	Bank of America, Inc., dated 05/19/2014; Proceeds at maturity – $4,425,331; (Collateralized by Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.083%, due 08/25/2046; Market Value $5,500,910)			06/30/2014		4,421,565

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 181

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Principal
Amount	Description	Rating*	Maturity	Value
	Repurchase agreements continued
$14,477,420	Bank of America, Inc., dated 05/20/2014; Proceeds at maturity – $14,489,163; (Collateralized by Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A, 0.933%, due 07/25/2047; Market Value $17,956,152)		06/30/2014	$14,477,420
745,000	Jefferies & Company, Inc. dated 05/08/2014; Proceeds at maturity – $746,755; (Collateralized by Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.921%, due 01/10/2024; Market Value $935,351)		06/09/2014	745,000
4,703,000	Jefferies & Company, Inc. dated 05/30/2014; Proceeds at maturity – $4,711,707; (Collateralized by Employees Retirement System of the Government of Commonwealth of Puerto Rico, Series A, 6.150%, due 07/01/2038; Market Value $6,332,220)		06/30/2014	4,703,000
3,662,000	Jefferies & Company, Inc. dated 05/08/2014; Proceeds at maturity – $3,670,626; (Collateralized by GS Mortgage Securities Trust, Series 2012, Class D, 5.910%, due 05/10/2022; Market Value $4,599,244)		06/09/2014	3,662,000
1,313,000	Jefferies & Company, Inc. dated 05/12/2014; Proceeds at maturity – $1,315,996; (Collateralized by Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, Series A, 6.000%, due 07/01/2038; Market Value $1,813,175)		06/12/2014	1,313,000
1,916,000	Jefferies & Company, Inc. dated 05/13/2014; Proceeds at maturity – $1,919,776; (Collateralized by Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, Series A, 6.000%, due 07/01/2038; Market Value $2,645,922)		06/16/2014	1,916,000
2,773,000	Jefferies & Company, Inc. dated 05/30/2014; Proceeds at maturity – $2,778,134; (Collateralized by Puerto Rico Commonwealth Aqueduct & Sewer Auth Revenue Sr Lien, Series A, 6.000%, due 07/01/2038; Market Value $3,813,964)		06/30/2014	2,773,000
3,475,000	Jefferies & Company, Inc. dated 05/13/2014; Proceeds at maturity – $3,481,849; (Collateralized by Puerto Rico Commonwealth Government Development Bank Sr Note, Series A, 5.500%, due 08/01/2020; Market Value $4,667,523)		06/16/2014	3,475,000
1,132,000	Jefferies & Company, Inc. dated 05/12/2014; Proceeds at maturity – $1,134,583; (Collateralized by Puerto Rico Commonwealth Public Impt, Series A, 5.500%,due 07/01/2018; Market Value $1,554,254)		06/12/2014	1,132,000
1,467,000	Jefferies & Company, Inc. dated 05/12/2014; Proceeds at maturity – $1,470,348; (Collateralized by Puerto Rico Commonwealth Public Impt, Series A, 5.500%, due 07/01/2018; Market Value $2,014,212)		06/12/2014	1,467,000
2,583,000	Jefferies & Company, Inc. dated 05/12/2014; Proceeds at maturity – $2,588,894; (Collateralized by Puerto Rico Commonwealth Public Impt, Series A, 5.500%, due 07/01/2019; Market Value $3,548,031)		06/12/2014	2,583,000
242,000	Jefferies & Company, Inc. dated 05/08/2014; Proceeds at maturity – $242,570; (Collateralized by Structured Asset Mortgage Investment Trust, Series 2005-AR7, Class 5A1, 1.583%, due 03/25/2046; Market Value $300,223)		06/09/2014	242,000
701,000	Jefferies & Company, Inc. dated 05/09/2014; Proceeds at maturity – $702,445; (Collateralized by Suntrust Adjustable Rate Mortgage Loan, Series 07-1, Class 2A1, 2.690%, due 02/25/2037; Market Value $864,643)		06/09/2014	701,000
649,000	Jefferies & Company, Inc. dated 05/09/2014; Proceeds at maturity – $650,433; (Collateralized by Suntrust Adjustable Rate Mortgage Loan, Series 07-1, Class 2A1, 2.690%, due 02/25/2037; Market Value $800,532)		06/11/2014	649,000
7,469,000	Jefferies & Company, Inc. dated 05/13/2014; Proceeds at maturity – $7,487,143; (Collateralized by Suntrust Adjustable Rate Mortgage Loan, Series 07-1, Class 2A1, 2.690%, due 02/25/2037; Market Value $9,212,904)		06/16/2014	7,469,000
3,433,000	Jefferies & Company, Inc. dated 05/30/2014; Proceeds at maturity – $3,440,834; (Collateralized by Suntrust Adjustable Rate Mortgage Loan, Series 07-1, Class 2A1, 2.690%, due 02/25/2037; Market Value $4,300,342)		06/30/2014	3,433,000
1,183,000	Jefferies & Company, Inc. dated 05/13/2014; Proceeds at maturity – $1,185,351; (Collateralized by Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591%, due 04/15/2017; Market Value $1,485,045)		06/09/2014	1,183,000
8,884,000	Nomura Securities International, Inc., dated 05/12/2014; Proceeds at maturity – $8,902,039; (Collateralized by JP Morgan Chase Commercial Mortgage Sec., Series 2006-LDP8, Class AM, 5.440%, due 05/15/2045; Market Value $9,912,130)		08/06/2014	8,884,000

See notes to financial statements.
182 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

Principal
Amount	Description	Rating*	Maturity	Value
	Repurchase agreements continued
$12,468,000	Nomura Securities International, Inc., dated 05/23/2014; Proceeds at maturity – $12,490,079; (Collateralized by Merrill Lynch Mortgage Trust, Series 2006-C2, Class AM, 5.782%, due 08/12/2043; Market Value $13,914,666)		08/06/2014	$12,468,000
15,748,000	Nomura Securities International, Inc., dated 05/08/2014; Proceeds at maturity – $15,781,465; (Collateralized by Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 5.944%, due 07/15/2017; Market Value $17,575,507)		08/06/2014	15,748,000
37,100,000	Royal Bank of Scotland Securities, Inc., dated 05/27/2014; Proceeds at maturity – $37,104,184; (Collateralized by WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 5.248%, due 07/15/2021, Market Value $46,560,785)		06/03/2014	37,100,000
	(Cost $148,746,000)			148,746,000

Number
of Shares	Description	Rating*		Value
	Money Market – 1.8%
12,693,070	Dreyfus Treas Prime Cash Management Institutional Shares (Cost $12,693,070)	AAAm		$12,693,070

	Total Investments – 109.8%
	(Cost $777,211,470)			779,024,428
	Liabilities in excess of Other Assets – (9.8%)			(69,766,265)
	Net Assets – 100.0%			$709,258,163

CDO – Collateralized Debt Obligation

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

LP – Limited Partnership

N/A – Not Applicable

PLC – Public Limited Company

Pty – Proprietary

SA – Corporation

*
Ratings shown are per Standard & Poor’s Rating Group, Moody’s Investor Services, Inc., Fitch Ratings or DBRS. Securities classified as NR are not rated. (For securities not rated by Standard & Poor’s Rating Group, the rating by Moody’s Investor Services, Inc. is provided. Likewise, for securities not rated by Standard & Poor’s Rating Group and Moody’s Investor Services, Inc., the rating by Fitch Ratings is provided. For securities not rated by Standard & Poor’s Rating Group, Moody’s Investor Services, Inc. or Fitch Rating Group, the rating by DBRS is provided). All ratings are unaudited. The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.

***	Less than 0.1%.

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2014 these securities amounted to $57,760,281, which represents 8.1% of net assets.

(b)	Floating or variable rate coupon. The rate shown is as of May 31, 2014.

(c)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark. In addition, term loans may include mandatory and/or optional prepayment terms. As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments. Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(d)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the Fund as of May 31, 2014.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 183

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF continued

The obligations of certain United States Government sponsored entities are neither insured nor guaranteed by the United States Treasury.

The Guggenheim Enhanced Short Duration ETF had the following transactions with affiliated funds during the year ended May 31, 2014.

	Share Activity				Year ended May 31, 2014
Security Name	Balance 5/31/13	Purchases	Sales	Balance 5/31/14	Value	Dividends and Capital Gains Distributions Received
Guggenheim BulletShares 2014 Corporate Bond ETF	—	1,460,870	—	1,460,870	$30,853,574	$41,247
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	140,000	140,250	280,250	—	—	156,538
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	258,000	472,301	—	730,301	19,710,824	488,510
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	787,319	—	787,319	21,541,048	162,510
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	—	696,308	—	696,308	19,183,286	186,048
					$91,288,732	$1,034,853

Affiliated funds accounted for $(37,883) of the net realized loss on investments and $273,586 of the change in net unrealized appreciation on investments during the period.

% of Total
Country Breakdown	Investments
United States	89.5%
Cayman Islands	5.0%
United Kingdom	2.2%
Bermuda	1.7%
Australia	0.5%
Qatar	0.5%
Luxemburg	0.3%
Mexico	0.1%
Jersey	0.1%
Ireland	0.1%
Subject to change daily.

See notes to financial statements.
184 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

Number
of Shares	Description	Value
	Long-Term Investments – 99.7%
	Common Stocks – 97.5%
	Australia – 21.0%
21,390	ASX Ltd.	$716,278
27,213	Australia & New Zealand Banking Group Ltd.	848,206
73,613	Bendigo and Adelaide Bank Ltd.	803,641
136,758	CFS Retail Property Trust Group, REIT	260,925
10,138	Commonwealth Bank of Australia	769,837
833,163	DUET Group	1,868,774
182,953	Insurance Australia Group Ltd.	1,013,133
823,769	Metcash Ltd.	2,185,043
126,458	Monadelphous Group Ltd.(a)	2,087,900
689,116	Myer Holdings Ltd.	1,378,925
26,906	National Australia Bank Ltd.	838,637
594,920	OZ Minerals Ltd.	2,408,561
1,217,004	SP AusNet	1,563,079
149,956	Spark Infrastructure Group(a)	251,215
66,164	Stockland, REIT	240,158
466,406	Tatts Group Ltd.	1,319,616
80,656	Westfield Retail Trust, REIT	239,462
28,459	Westpac Banking Corp.	911,675
80,673	WorleyParsons Ltd.	1,205,823
		20,910,888

	Belgium – 2.1%
62,546	Belgacom SA	2,074,363

	Bermuda – 0.6%
64,392	VimpelCom Ltd., ADR	538,961

	Brazil – 0.9%
58,328	CPFL Energia SA, ADR	937,331

	Canada – 10.1%
17,391	Artis Real Estate Investment Trust, REIT	251,932
30,451	Baytex Energy Corp.(a)	1,270,089
51,551	Bell Aliant, Inc.	1,355,893
66,888	Canadian Oil Sands Ltd.	1,405,088
15,310	Cominar Real Estate Investment Trust, REIT	265,495
32,953	Crescent Point Energy Corp.(a)	1,348,953
9,279	Dream Office Real Estate Investment Trust, REIT	249,183
241,642	Lightstream Resources Ltd.(a)	1,709,086
243,044	Penn West Petroleum Ltd.(a)	2,253,951
		10,109,670

	Cayman Islands – 0.9%
2,483,000	China Shanshui Cement Group Ltd.	903,148

	Colombia – 0.9%
24,719	Lightstream Resources Ltd.(a)	902,491
	Penn West Petroleum Ltd.(a)

	Czech Republic – 1.1%
38,052	CEZ AS	1,114,064

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 185

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	Denmark – 1.6%
164,541	TDC A/S	$1,598,975

	Finland – 6.6%
45,845	Elisa OYJ	1,366,263
48,147	Fortum OYJ	1,175,355
42,615	Metso OYJ	1,658,447
41,200	Orion OYJ, Class B	1,299,795
97,000	Yit OYJ(a)	1,058,891
		6,558,751

	France – 1.5%
2,770	Fonciere DES Regions, REIT	277,513
15,522	Neopost SA	1,243,087
		1,520,600

	Germany – 6.4%
37,364	Freenet AG	1,161,440
35,995	K+s AG-REG(a)	1,252,484
58,957	Prosieben Sat.1 Media AG-REG	2,685,817
165,193	Telefonica Deutschland Holding AG(b)	1,283,959
		6,383,700

	Israel – 3.5%
1,221,752	Bezeq The Israeli Telecom Co.	2,191,626
146,223	Israel Chemicals Ltd.	1,286,240
		3,477,866

	Italy – 2.3%
46,217	ENI SpA	1,178,693
199,885	Terna Rete Elettrica Nazionale SpA	1,062,101
		2,240,794

	Mexico – 1.0%
72,441	Grupo Financiero Santander Mexico SAB de CV, ADR	970,709

	Netherlands – 0.3%
6,494	Corio NV, REIT	325,080

	New Zealand – 1.5%
637,646	Telecom Corp. of New Zealand Ltd.	1,456,433

	Norway – 0.6%
34,315	Gjensidige Forsikring ASA	634,197

	Portugal – 1.6%
324,932	EDP – Energias de Portugal SA	1,538,550

	Singapore – 1.2%
128,000	Ascendas Real Estate Investment Trust, REIT	251,171
630,000	Hutchison Port Holdings Trust	472,500
242,000	Keppel REIT Management Ltd., REIT	251,912
172,000	Suntec Real Estate Investment Trust, REIT	246,273
		1,221,856
See notes to financial statements.
186 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	South Africa – 2.0%
21,722	Kumba Iron Ore Ltd.(a)	$662,881
250,908	MMI Holdings Ltd.	606,186
59,774	Vodacom Group Ltd.(a)	724,715
		1,993,782

	South Korea – 1.1%
75,946	KT Corp., ADR	1,129,317

	Spain – 4.1%
40,332	Enagas SA	1,188,207
81,769	Ferrovial SA	1,771,857
13,120	Red Electrica Corporacion SA	1,126,809
		4,086,873

	Switzerland – 0.7%
2,451	Zurich Insurance Group AG(b)	736,712

	Turkey – 3.9%
160,905	Tofas Turk Otomobil Fabrikasi AS	998,837
57,733	Tupras Turkiye Petrol Rafinerileri AS	1,405,970
522,867	Turk Telekomunikasyon AS	1,515,521
		3,920,328

	United Kingdom – 4.6%
24,344	Admiral Group PLC	595,352
23,827	AstraZeneca PLC	1,711,954
72,505	National Grid PLC	1,082,386
31,468	Royal Dutch Shell PLC	1,237,759
		4,627,451

	United States – 15.4%
32,625	American Capital Agency Corp., REIT	774,191
37,230	American Capital Mortgage Investment Corp., REIT	760,609
50,437	Ares Capital Corp.	869,534
123,207	ARMOUR Residential REIT, Inc., REIT	535,951
34,385	Capstead Mortgage Corp., REIT	452,851
143,696	Chimera Investment Corp., REIT	452,643
10,829	Colony Financial, Inc., REIT	239,971
141,329	Fifth Street Finance Corp.	1,312,947
9,160	Government Properties Income Trust, REIT	233,763
8,436	Hospitality Properties Trust, REIT	244,728
39,378	Invesco Mortgage Capital, Inc., REIT	699,353
13,527	Mack-Cali Realty Corp., REIT	294,212
17,777	Medical Properties Trust, Inc., REIT	240,345
37,744	New York Community Bancorp, Inc.(a)	576,728
6,337	Omega Healthcare Investors, Inc., REIT	233,772
13,671	PennyMac Mortgage Investment Trust, REIT	288,732
47,970	Pitney Bowes, Inc.	1,325,411
106,680	Prospect Capital Corp.	1,060,399
41,111	Solar Capital Ltd.	856,753
9,354	Starwood Property Trust, Inc., REIT	228,144
1,508	Starwood Waypoint Reside, REIT(b)	41,153

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 187

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

Number
of Shares	Description	Value
	United States continued
64,470	Two Harbors Investment Corp., REIT	$678,869
69,435	Valley National Bancorp(a)	672,825
99,866	Vector Group Ltd.	2,088,198
9,404	Washington Real Estate Investment Trust, REIT	242,905
		15,404,987

	Total Common Stocks – 97.5%
	(Cost $89,658,289)	97,317,877

	Preferred Stocks – 2.2%
	Brazil – 2.2%
167,628	Cia Energetica de Minas Gerais, ADR	1,176,749
1,190,067	Oi SA, ADR	1,003,702
	(Cost $3,155,513)	2,180,451

	Exchange Traded Fund – 0.0%*
360	iShares MSCI Acwi Index Fund
	(Cost $20,565)	21,603

	Total Long-Term Investments – 99.7%
	(Cost $92,834,367)	99,519,931

	Short-Term Investments – 10.4%
	Investments of Collateral for Securities Loaned – 10.4%
	Money Market Fund – 10.4%
10,370,683	BNY Mellon Securities Lending Overnight Fund, 0.1251%(c) (d)	$10,370,683
	(Cost $10,370,683)

	Total Investments – 110.1%
	(Cost $103,205,050)	109,890,614
	Liabilities in excess of Other Assets – (10.1%)	(10,116,746)
	Net Assets – 100.0%	$99,773,868

ADR – American Depositary Receipt

AG – Stock Corporation

AS – Joint Stock Company

ASA – Stock Company

A/S – Limited Liability Stock Company or Stock Company

NV – Publicly Traded Company

OYJ – Public Traded Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SpA – Limited Share Company

*	Less than 0.1%.

(a)	Security, or portion thereof, was on loan at May 31, 2014.

(b)	Non-income producing security.

(c)
At May 31, 2014, the total market value of the Fund’s securities on loan was $11,565,009 and the total market value of the collateral held by the Fund was $12,936,558, consisting of cash collateral of $10,370,683 and U.S. Government and Agency securities valued at $2,565,875.

(d)	Interest rate shown reflects yield as of May 31, 2014.

See notes to financial statements.
188 | CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

PORTFOLIO OF INVESTMENTS continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF continued

% of Long-Term
Country Breakdown	Investments
Australia	21.0%
United Kingdom	15.5%
Canada	10.2%
Finland	6.6%
Germany	6.4%
United Kingdom	4.6%
Spain	4.1%
Turkey	3.9%
Israel	3.5%
Brazil	3.1%
Italy	2.3%
Belgium	2.1%
South Africa	2.0%
Denmark	1.6%
Portugal	1.6%
France	1.5%
New Zealand	1.5%
Singapore	1.2%
Czech Republic	1.1%
South Korea	1.1%
Mexico	1.0%
Colombia	0.9%
Cayman Islands	0.9%
Switzerland	0.8%
Bermuda	0.6%
Norway	0.6%
Netherlands	0.3%

Subject to change daily.

% of Long-Term
Currency Denomination	Investments
Euro	24.8%
United States Dollar	22.7%
Australian Dollar	21.0%
Canadian Dollar	10.2%
Pound Sterling	4.6%
All other currencies	16.7%

Subject to change daily.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT | 189

STATEMENT OF ASSETS AND LIABILITIES	May 31, 2014

	Guggenheim		Guggenheim		Guggenheim		Guggenheim
	BulletShares 2014		BulletShares 2015		BulletShares 2016		BulletShares 2017
	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF
	(BSCE	)	(BSCF	)	(BSCG	)	(BSCH	)
Assets
Investments in securities, at value (including securities on loan)	$419,352,888		$568,526,638		$620,242,474		$618,482,893
Cash	21,919,368		1,087,924		7,576,206		1,039,276
Foreign currency, at value	—		—		—		—
Unrealized appreciation on unfunded commitments	—		—		—		—
Receivables:
Fund shares sold	—		—		3,359,024		—
Dividends	—		—		—		—
Tax reclaims	—		—		—		—
Interest	3,396,496		4,669,354		5,252,505		5,807,052
Securities lending income	85		246		310		419
Investments sold	74,821,194		—		—		—
Other assets	—		—		—		—
Total assets	519,490,031		574,284,162		636,430,519		625,329,640
Liabilities
Payables:
Fund shares redeemed	—		—		—		—
Investments purchased	109,476,715		—		10,426,725		—
Administration fee	—		—		—		—
Collateral for securities on loan	104,830		857,640		2,418,120		634,390
Accrued advisory fees	86,093		116,331		123,360		123,776
Accrued line of credit fee
Accrued expenses	—		—		—		—
Total liabilities	109,667,638		973,971		12,968,205		758,166
Net Assets	$409,822,393		$573,310,191		$623,462,314		$624,571,474
Composition of Net Assets
Paid-in capital	$409,218,686		$568,491,511		$614,849,882		$613,725,298
Accumulated undistributed net investment income	148,258		464,202		634,513		847,019
Accumulated net realized gain (loss) on investments and currency transactions	105,556		118,701		140,330		70,331
Net unrealized appreciation on investments and currency translation	349,893		4,235,777		7,837,589		9,928,826
Net Assets	$409,822,393		$573,310,191		$623,462,314		$624,571,474
Shares outstanding ($0.01 par value with unlimited amount authorized)	19,350,000		26,250,000		27,900,000		27,300,000
Net Asset Value Per Share	$21.18		$21.84		$22.35		$22.88
Investments in securities, at cost	$419,002,995		$564,290,861		$612,404,885		$608,554,067
Foreign currency, at cost	$—		$—		$—		$—
Securities on loan, at value	$102,275		$834,047		$2,359,719		$619,240

See notes to financial statements.
190 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI	)	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ	)	Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK	)	Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL	)	Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM	)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE	)	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF	)

$344,963,390		$147,563,411		$119,693,189		$46,955,282		$33,996,527		$515,135,523		$974,005,459
603,626		365,123		490,358		219,995		111,599		3,477,967		6,990,994
—		—		—		—		—		—		—
—		—		—		—

—		—		—		—		—		—		—
—		—		—		—		—		—		—
—		—		—		—		—		—		—
3,102,683		1,735,271		1,362,020		486,188		310,009		8,256,060		16,941,459
3,355		244		676		1,115		—		3,135		16,846
—		—		—		—		—		115,620,664		2,076,204
—		—		—		—		—		—		—
348,673,054		149,664,049		121,546,243		47,662,580		34,418,135		642,493,349		1,000,030,962

—		—		—		—		—		—		—
—		—		—		—		—		128,991,400		5,601,825
—		—		—		—		—		—		—
1,144,850		542,556		489,600		504,800		—		3,437,268		16,678,775
68,456		29,791		24,265		9,541		6,960		184,468		338,811
—		—
—		—		—		—		—		—		—
1,213,306		572,347		513,865		514,341		6,960		132,616,125		22,624,517
$347,459,748		$149,091,702		$121,032,378		$47,148,239		$34,411,175		$509,877,224		$977,406,445

$343,148,054		$146,763,354		$118,582,284		$45,746,149		$33,253,492		$504,919,858		$959,947,151
530,683		281,145		290,351		126,388		105,257		965,091		2,966,081

1,368		(14,170)		(29,289)		10,624		2,046		1,754,838		1,513,539

3,779,643		2,061,373		2,189,032		1,265,078		1,050,380		2,237,437		12,979,674
$347,459,748		$149,091,702		$121,032,378		$47,148,239		$34,411,175		$509,877,224		$977,406,445

16,350,000		7,050,000		5,700,000		2,250,000		1,650,000		19,200,000		36,300,000

$21.25		$21.15		$21.23		$20.95		$20.86		$26.56		$26.93
$341,183,747		$145,502,038		$117,504,157		$45,690,204		$32,946,147		$512,898,086		$961,025,785
$—		$—		$—		$—		$—		$—		$—
$1,116,000		$529,905		$478,362		$491,147		$—		$3,349,438		$16,276,718

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 191

STATEMENT OF ASSETS AND LIABILITIES continued	May 31, 2014

	Guggenheim		Guggenheim		Guggenheim
	BulletShares 2016		BulletShares 2017		BulletShares 2018
	High Yield		High Yield		High Yield
	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF
	(BSJG	)	(BSJH	)	(BSJI	)
Assets
Investments in securities, at value (including securities on loan)	$597,410,354		$341,249,780		$236,787,543
Repurchase Agreements, at value	—		—		—
Cash	8,076,002		4,981,990		2,141,713
Foreign currency, at value	—		—		—
Unrealized appreciation on unfunded commitments	—		—		—
Receivables:
Fund shares sold	10,934,032		622,786		—
Dividends	—		—		—
Tax reclaims	—		—		—
Interest	10,667,659		6,148,747		3,799,969
Securities lending income	15,367		3,692		6,913
Investments sold	—		—		—
Other assets	—		—		—
Total assets	627,103,414		353,006,995		242,736,138
Liabilities
Payables:
Fund shares redeemed	—		—		—
Investments purchased	16,596,990		3,941,250		—
Administration fee	—		—		—
Collateral for securities on loan	9,977,960		5,506,060		5,182,834
Accrued advisory fees	201,491		118,458		82,375
Accrued line of credit fee	2,967		1,667		1,202
Accrued expenses	—		—		—
Total liabilities	26,779,408		9,567,435		5,266,411
Net Assets	$600,324,006		$343,439,560		$237,469,727
Composition of Net Assets
Paid-in capital	$588,712,556		$337,596,890		$231,775,105
Accumulated undistributed net investment income	2,018,012		1,200,058		1,039,357
Accumulated net realized gain (loss) on investments and currency transactions	688,969		596,276		935,004
Net unrealized appreciation on investments and currency translation	8,904,469		4,046,336		3,720,261
Net Assets	$600,324,006		$343,439,560		$237,469,727
Shares outstanding ($0.01 par value with unlimited amount authorized)	22,000,000		12,500,000		8,700,000
Net Asset Value Per Share	$27.29		$27.48		$27.30
Investments in securities, at cost	$588,505,885		$337,203,444		$233,067,282
Repurchase Agreements, at cost	$—		$—		$—
Foreign currency, at cost	$—		$—		$—
Securities on loan, at value	$9,747,704		$5,362,213		$5,056,690

See notes to financial statements.
192 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim		Guggenheim				Guggenheim S&P
BulletShares 2019		BulletShares 2020		Guggenheim		Global Dividend
High Yield		High Yield		Enhanced Short		Opportunities
Corporate Bond ETF		Corporate Bond ETF		Duration ETF		Index ETF
(BSJJ	)	(BSJK	)	(GSY	)	(LVL	)

$50,580,085		$28,948,926		$630,278,428		$109,890,614
—		—		148,746,000		—
519,998		293,296		5,995		49,937
—		—		—		153,356
—		—		7,643		—

—		—		—		—
—		—		—		270,693
—		—		—		66,517
896,240		407,314		1,946,622		—
1,556		599		—		17,140
—		—		156,258		310,303
—		—		363,464		133
51,997,879		29,650,135		781,504,410		110,758,693

—		—		45,271,772		506,067
—		216,334		26,715,846		—
—		—		12,837		2,232
1,824,436		348,800		—		10,370,683
17,430		9,660		77,029		44,324
211		120		3,694
—		—		165,069		61,519
1,842,077		574,914		72,246,247		10,984,825
$50,155,802		$29,075,221		$709,258,163		$99,773,868

$49,265,344		$28,442,043		$706,326,728		$111,755,193
206,849		116,354		1,326,201		1,372,723

69,501		31,179		(215,367)		(20,040,220)

614,108		485,645		1,820,601		6,686,172
$50,155,802		$29,075,221		$709,258,163		$99,773,868
1,900,000		1,100,000		14,100,000		7,120,000
$26.40		$26.43		$50.30		$14.01
$49,965,977		$28,463,281		$628,465,470		$103,205,050
$–		$—		$148,746,000		$—
$–		$—		$—		$153,178
$1,779,011		$340,642		$—		$11,565,009

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 193

STATEMENT OF OPERATIONS For the year ended May 31, 2014	May 31, 2014

	Guggenheim	Guggenheim		Guggenheim		Guggenheim
	BulletShares 2014	BulletShares 2015		BulletShares 2016		BulletShares 2017
	Corporate Bond ETF	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF
	(BSCE )	(BSCF	)	(BSCG	)	(BSCH	)
Investment Income
Dividend income	$—	$—		$—		$—
Less Return of capital distributions received	—	—		—		—
Foreign taxes withheld	—	—		—		—
Net dividend income	—	—		—		—
Interest	3,936,623	5,984,993		7,163,743		8,406,297
Net securities lending income	18,057	3,847		5,098		7,165
Total investment income	3,954,680	5,988,840		7,168,841		8,413,462
Expenses
Advisory fee <Note 3>	935,464	1,063,582		1,056,509		979,098
Administration fee	—	—		—		—
Line of credit fee	—	—		—		—
Custodian fee	—	—		—		—
Licensing	—	—		—		—
Listing fee and expenses	—	—		—		—
Printing expenses	—	—		—		—
Professional fees	—	—		—		—
Registration & filings	—	—		—		—
Trustees’ fees and expenses	—	—		—		—
Miscellaneous	18,587	21,910		22,501		20,240
Total expenses	954,051	1,085,492		1,079,010		999,338
Advisory fees waived	—	—		—		—
Other expenses waived or reimbursed	—	—		—		—
Net Expenses	954,051	1,085,492		1,079,010		999,338
Net Investment Income (Loss)	3,000,629	4,903,348		6,089,831		7,414,124
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	130,526	174,880		173,428		71,235
In-kind transactions	46,682	—		—		—
Foreign currency transactions	—	—		—		—
Net realized gain (loss)	177,208	174,880		173,428		71,235
Net change in unrealized appreciation (depreciation) on investments	(1,435,258)	578,728		3,099,789		5,016,235
Foreign currency translation	—	—		—		—
Unfunded commitments	—	—		—		—
Net unrealized appreciation (depreciation)	(1,435,258)	578,728		3,099,789		5,016,235
Net realized and unrealized gain (loss)	(1,258,050)	753,608		3,273,217		5,087,470
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,742,579	$5,656,956		$9,363,048		$12,501,594
1	Commencement of investment operations July 17, 2013.

See notes to financial statements.
194 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

								Guggenheim	Guggenheim
Guggenheim		Guggenheim	Guggenheim	Guggenheim		Guggenheim		BulletShares 2014	BulletShares 2015
BulletShares 2018		BulletShares 2019	BulletShares 2020	BulletShares 2021		BulletShares 2022		High Yield	High Yield
Corporate Bond ETF		Corporate Bond ETF	Corporate Bond ETF	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF	Corporate Bond ETF
(BSCI	)	(BSCJ )	(BSCK )	(BSCL	)1	(BSCM	)1	(BSJE )	(BSJF	)

$—		$—	$—	$—		$—		$78,842	$194,535
—		—	—	—		—		—	—
—		—	—	—		—		—	—
—		—	—	—		—		78,842	194,535
3,936,173		2,277,772	2,297,234	649,950		469,198		15,714,163	29,108,350
10,459		2,447	4,978	2,960		180		45,821	122,111
3,946,632		2,280,219	2,302,212	652,910		469,378		15,838,826	29,424,996

453,052		224,937	184,519	46,324		31,004		1,916,240	2,852,651
—		—	—	—		—		—	—
—		—	—	—		—		47,169	66,263
—		—	—	—		—		—	—
—		—	—	—		—		—	—
—		—	—	—		—		—	—
—		—	—	—		—		—	—
—		—	—	—		—		—	—
—		—	—	—		—		—	—
—		—	—	—		—		—	—
11,019		6,572	5,659	978		762		22,937	44,488
464,071		231,509	190,178	47,302		31,766		1,986,346	2,963,402
—		—	—	—		—		—	—
—		—	—	—		—		—	—
464,071		231,509	190,178	47,302		31,766		1,986,346	2,963,402
3,482,561		2,048,710	2,112,034	605,608		437,612		13,852,480	26,461,594

5,979		(14,170)	(29,289)	10,624		2,046		2,514,041	2,129,355
—		—	—	—		—		88,021	—
—		—	—	—		—		—	—
5,979		(14,170)	(29,289)	10,624		2,046		2,602,062	2,129,355

4,109,475		2,072,677	2,327,984	1,265,078		1,050,380		(1,256,024)	6,211,959
—		—	—	—		—		—	—
—		—	—	—		—		—	—
4,109,475		2,072,677	2,327,984	1,265,078		1,050,380		(1,256,024)	6,211,959
4,115,454		2,058,507	2,298,695	1,275,702		1,052,426		1,346,038	8,341,314
$7,598,015		$4,107,217	$4,410,729	$1,881,310		$1,490,038		$15,198,518	$34,802,908

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 195

STATEMENT OF OPERATIONS continued	May 31, 2014

	Guggenheim		Guggenheim		Guggenheim
	BulletShares 2016		BulletShares 2017		BulletShares 2018
	High Yield		High Yield		High Yield
	Corporate Bond ETF		Corporate Bond ETF		Corporate Bond ETF
	(BSJG	)	(BSJH	)	(BSJI	)
Investment Income
Dividend income	$66,053		$60,248		$33,862
Less Return of capital distributions received	—		—		—
Foreign taxes withheld	—		—		—
Net dividend income	66,053		60,248		33,862
Interest	15,396,715		7,875,521		7,456,304
Net securities lending income	86,207		43,953		35,001
Total investment income	15,548,975		7,979,722		7,525,167
Expenses
Advisory fee <Note 3>	1,442,159		709,393		609,611
Administration fee	—		—		—
Line of credit fee	33,201		14,546		13,773
Custodian fee	—		—		—
Licensing	—		—		—
Listing fee and expenses	—		—		—
Printing expenses	—		—		—
Professional fees	—		—		—
Registration & filings	—		—		—
Trustees’ fees and expenses	—		—		—
Miscellaneous	18,733		8,313		8,403
Total expenses	1,494,093		732,252		631,787
Advisory fees waived	—		—		—
Other expenses waived or reimbursed	—		—		—
Net Expenses	1,494,093		732,252		631,787
Net Investment Income (Loss)	14,054,882		7,247,470		6,893,380
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on
Investments	975,978		643,975		944,078
In-kind transactions	—		—		—
Foreign currency transactions	—		—		—
Net realized gain (loss)	975,978		643,975		944,078
Net change in unrealized appreciation (depreciation) on investments	7,435,557		3,315,726		2,767,673
Foreign currency translation	—		—		—
Unfunded commitments	—		—		—
Net unrealized appreciation (depreciation)	7,435,557		3,315,726		2,767,673
Net realized and unrealized gain (loss)	8,411,535		3,959,701		3,711,751
Net Increase (Decrease) in Net Assets Resulting from Operations	$22,466,417		$11,207,171		$10,605,131
2	Commencement of investment operations September 24, 2013.

See notes to financial statements.
196 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim		Guggenheim			Guggenheim S&P
BulletShares 2019		BulletShares 2020		Guggenheim	Global Dividend
High Yield		High Yield		Enhanced Short	Opportunities
Corporate Bond ETF		Corporate Bond ETF		Duration ETF	Index ETF
(BSJJ	)2	(BSJK	)2	(GSY )	(LVL )

$—		$—		$1,005,619	$6,051,253
—		—		—	(90,183)
—		—		—	(438,915)
—		—		1,005,619	5,522,155
834,208		558,620		5,777,105	—
5,004		1,288		10,631	267,222
839,212		559,908		6,793,355	5,789,377

69,495		46,250		933,722	425,359
—		—		113,099	23,395
701		401		50,587	—
—		—		123,841	59,294
—		—		—	45,342
—		—		7,500	—
—		—		33,625	14,683
—		—		43,487	33,151
—		—		65,644	5,026
—		—		12,225	7,938
717		493		51,519	26,470
70,913		47,144		1,435,249	640,658
—		—		(77,104)	(80,055)
—		—		—	—
70,913		47,144		1,358,145	560,603
768,299		512,764		5,435,210	5,228,774

70,281		31,179		(68,450)	(3,679,244)
—		—		—	186,712
—		—		—	(112,270)
70,281		31,179		(68,450)	(3,604,802)

614,108		485,645		1,013,661	10,886,902
—		—		—	1,690
—		—		182	—
614,108		485,645		1,013,843	10,888,592
684,389		516,824		945,393	7,283,790
$1,452,688		$1,029,588		$6,380,603	$12,512,564

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 197

STATEMENTS OF CHANGES IN NET ASSETS	May 31, 2014

	Guggenheim BulletShares 2014		Guggenheim BulletShares 2015
	Corporate Bond ETF (BSCE)		Corporate Bond ETF (BSCF)
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$3,000,629	$2,685,863	$4,903,348	$3,032,268
Net realized gain (loss)	177,208	166,149	174,880	194,813
Net unrealized appreciation (depreciation)	(1,435,258)	1,056,355	578,728	2,400,652
Net increase in net assets resulting from operations	1,742,579	3,908,367	5,656,956	5,627,733
Distribution to Shareholders
From net investment income	(3,107,235)	(2,643,600)	(4,751,415)	(2,939,700)
Capital gains	(139,740)	(42,000)	(75,480)	(168,300)
Total distributions	(3,246,975)	(2,685,600)	(4,826,895)	(3,108,000)
Capital Share Transactions
Proceeds from sale of shares	258,128,642	111,680,890	323,992,240	124,250,814
Cost of shares redeemed	(101,662,278)	—	—	—
Net increase (decrease) from capital share transactions	156,466,364	111,680,890	323,992,240	124,250,814
Total increase (decrease) in net assets	154,961,968	112,903,657	324,822,301	126,770,547
Net Assets
Beginning of period	254,860,425	141,956,768	248,487,890	121,717,343
End of period	$409,822,393	$254,860,425	$573,310,191	$248,487,890
Accumulated undistributed net investment income at end of period	$148,258	$255,032	$464,202	$312,269
Changes in Shares Outstanding
Shares sold	12,150,000	5,250,000	14,850,000	5,700,000
Shares redeemed	(4,800,000)	—	—	—
Shares outstanding, beginning of period	12,000,000	6,750,000	11,400,000	5,700,000
Shares outstanding, end of period	19,350,000	12,000,000	26,250,000	11,400,000

See notes to financial statements.
198 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim BulletShares 2016 Corporate Bond ETF (BSCG)		Guggenheim BulletShares 2017 Corporate Bond ETF (BSCH)		Guggenheim BulletShares 2018 Corporate Bond ETF (BSCI)
For the Year	For the Year	For the Year	For the Year	For the Year	For the Year
Ended	Ended	Ended	Ended	Ended	Ended
May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013

$6,089,831	$3,314,284	$7,414,124	$4,081,728	$3,482,561	$639,778
173,428	294,767	71,235	297,104	5,979	7,472
3,099,789	2,633,838	5,016,235	3,059,042	4,109,475	(316,962)
9,363,048	6,242,889	12,501,594	7,437,874	7,598,015	330,288

(5,788,770)	(3,228,300)	(6,998,730)	(3,927,600)	(3,081,660)	(524,400)
(144,540)	(158,400)	(148,590)	(127,200)	(8,370)	—
(5,933,310)	(3,386,700)	(7,147,320)	(4,054,800)	(3,090,030)	(524,400)

386,856,476	113,340,998	357,459,393	143,409,961	251,688,226	85,446,844
—	—	—	—	—	—
386,856,476	113,340,998	357,459,393	143,409,961	251,688,226	85,446,844
390,286,214	116,197,187	362,813,667	146,793,035	256,196,211	85,252,732

233,176,100	116,978,913	261,757,807	114,964,772	91,263,537	6,010,805
$623,462,314	$233,176,100	$624,571,474	$261,757,807	$347,459,748	$91,263,537

$634,513	$333,452	$847,019	$431,384	$530,683	$129,834

17,400,000	5,100,000	15,750,000	6,300,000	12,000,000	4,050,000
—	—	—	—	—	—
10,500,000	5,400,000	11,550,000	5,250,000	4,350,000	300,000
27,900,000	10,500,000	27,300,000	11,550,000	16,350,000	4,350,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 199

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2014

	Guggenheim BulletShares 2019 Corporate Bond ETF (BSCJ)		Guggenheim BulletShares 2020 Corporate Bond ETF (BSCK)
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$2,048,710	$540,112	$2,112,034	$503,844
Net realized gain (loss)	(14,170)	32,659	(29,289)	36,808
Net unrealized appreciation (depreciation)	2,072,677	(106,339)	2,327,984	(261,173)
Net increase in net assets resulting from operations	4,107,217	466,432	4,410,729	279,479
Distribution to Shareholders
From net investment income	(1,861,170)	(470,700)	(1,904,625)	(446,700)
Capital gains	(31,050)	(1,800)	(9,750)	(27,000)
Total distributions	(1,892,220)	(472,500)	(1,914,375)	(473,700)
Capital Share Transactions
Proceeds from sale of shares	90,347,689	47,415,592	71,413,122	38,169,385
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	90,347,689	47,415,592	71,413,122	38,169,385
Total increase (decrease) in net assets	92,562,686	47,409,524	73,909,476	37,975,164
Net Assets
Beginning of period	56,529,016	9,119,492	47,122,902	9,147,738
End of period	$149,091,702	$56,529,016	$121,032,378	$47,122,902
Accumulated undistributed net investment income at end of period	$281,145	$93,796	$290,351	$82,884
Changes in Shares Outstanding
Shares sold	4,350,000	2,250,000	3,450,000	1,800,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	2,700,000	450,000	2,250,000	450,000
Shares outstanding, end of period	7,050,000	2,700,000	5,700,000	2,250,000
1	Commencement of investment operations July 17, 2013.

See notes to financial statements.
200 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim BulletShares 2021 Corporate Bond ETF (BSCL)	Guggenheim BulletShares 2022 Corporate Bond ETF (BSCM)	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF (BSJE)
For the Period	For the Period	For the Year	For the Year
Ended	Ended	Ended	Ended
May 31, 20141	May 31, 20141	May 31, 2014	May 31, 2013

$605,608	$437,612	$13,852,480	$8,340,826
10,624	2,046	2,602,062	1,593,769
1,265,078	1,050,380	(1,256,024)	2,997,570
1,881,310	1,490,038	15,198,518	12,932,165

(479,220)	(332,355)	(13,851,060)	(7,895,800)
—	—	(2,029,440)	(316,800)
(479,220)	(332,355)	(15,880,500)	(8,212,600)

45,746,149	33,253,492	223,553,300	192,991,163
—	—	(13,264,877)	—
45,746,149	33,253,492	210,288,423	192,991,163
47,148,239	34,411,175	209,606,441	197,710,728

—	—	300,270,783	102,560,055
$47,148,239	$34,411,175	$509,877,224	$300,270,783

$126,388	$105,257	$965,091	$963,671

2,250,000	1,650,000	8,400,000	7,300,000
—	—	(500,000)	—
—	—	11,300,000	4,000,000
2,250,000	1,650,000	19,200,000	11,300,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 201

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2014

	Guggenheim BulletShares 2015 High Yield Corporate Bond ETF (BSJF)		Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (BSJG)
	For the Year	For the Year	For the Year	For the Year
	Ended	Ended	Ended	Ended
	May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$26,461,594	$16,309,287	$14,054,882	$2,798,766
Net realized gain (loss)	2,129,355	4,361,542	975,978	188,148
Net unrealized appreciation (depreciation)	6,211,959	8,784,678	7,435,557	1,601,296
Net increase in net assets resulting from operations	34,802,908	29,455,507	22,466,417	4,588,210
Distribution to Shareholders
From net investment income	(25,110,580)	(15,759,900)	(12,575,020)	(2,288,600)
Capital gains	(4,644,440)	(177,800)	(472,600)	—
Total distributions	(29,755,020)	(15,937,700)	(13,047,620)	(2,288,600)
Capital Share Transactions
Proceeds from sale of shares	554,851,163	208,308,686	446,895,611	134,261,638
Cost of shares redeemed	—	—	—	—
Net increase (decrease) from capital share transactions	554,851,163	208,308,686	446,895,611	134,261,638
Total increase (decrease) in net assets	559,899,051	221,826,493	456,314,408	136,561,248
Net Assets
Beginning of period	417,507,394	195,680,901	144,009,598	7,448,350
End of period	$977,406,445	$417,507,394	$600,324,006	$144,009,598
Accumulated undistributed net investment income at end of period	$2,966,081	$1,615,067	$2,018,012	$538,150
Changes in Shares Outstanding
Shares sold	20,700,000	7,900,000	16,600,000	5,100,000
Shares redeemed	—	—	—	—
Shares outstanding, beginning of period	15,600,000	7,700,000	5,400,000	300,000
Shares outstanding, end of period	36,300,000	15,600,000	22,000,000	5,400,000
2	Commencement of investment operations September 24, 2013.

See notes to financial statements.
202 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (BSJH)		Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (BSJI)		Guggenheim BulletShares 2019 High Yield Corporate Bond ETF (BSJJ)
For the Year	For the Year	For the Year	For the Year	For the Period
Ended	Ended	Ended	Ended	Ended
May 31, 2014	May 31, 2013	May 31, 2014	May 31, 2013	May 31, 20142

$7,247,470	$1,288,226	$6,893,380	$1,626,181	$768,299
643,975	182,449	944,078	147,245	70,281
3,315,726	838,006	2,767,673	1,080,727	614,108
11,207,171	2,308,681	10,605,131	2,854,153	1,452,688

(6,301,040)	(1,062,000)	(6,116,000)	(1,385,500)	(561,450)
(227,360)	—	(152,320)	(3,300)	(780)
(6,528,400)	(1,062,000)	(6,268,320)	(1,388,800)	(562,230)

271,509,985	58,529,788	166,384,906	60,359,398	49,265,344
—	—	—	—	—
271,509,985	58,529,788	166,384,906	60,359,398	49,265,344
276,188,756	59,776,469	170,721,717	61,824,751	50,155,802

67,250,804	7,474,335	66,748,010	4,923,259	—
$343,439,560	$67,250,804	$237,469,727	$66,748,010	$50,155,802

$1,200,058	$253,628	$1,039,357	$261,977	$206,849

10,000,000	2,200,000	6,200,000	2,300,000	1,900,000
—	—	—	—	—
2,500,000	300,000	2,500,000	200,000	—
12,500,000	2,500,000	8,700,000	2,500,000	1,900,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 203

STATEMENTS OF CHANGES IN NET ASSETS continued	May 31, 2014

	Guggenheim BulletShares 2020 High Yield Corporate Bond ETF (BSJK)	Guggenheim Enhanced Short Duration ETF (GSY)
	For the Period	For the Year	For the Year
	Ended	Ended	Ended
	May 31, 20142	May 31, 2014	May 31, 2013
Change in Net Assets Resulting from Operations
Net investment income (loss)	$512,764	$5,435,210	$2,470,279
Net realized gain (loss)	31,179	(68,450)	344,516
Net unrealized appreciation (depreciation)	485,645	1,013,843	662,660
Net increase in net assets resulting from operations	1,029,588	6,380,603	3,477,455
Distribution to Shareholders
From net investment income	(396,410)	(4,685,300)	(2,088,700)
Capital gains	—	(223,860)	(163,400)
Total distributions	(396,410)	(4,909,160)	(2,252,100)
Capital Share Transactions
Proceeds from sale of shares	28,442,043	517,032,537	220,540,833
Cost of shares redeemed	—	(135,618,343)	(55,125,708)
Net increase (decrease) from capital share transactions	28,442,043	381,414,194	165,415,125
Total increase (decrease) in net assets	29,075,221	382,885,637	166,640,480
Net Assets
Beginning of period	—	326,372,526	159,732,046
End of period	$29,075,221	$709,258,163	$326,372,526
Accumulated undistributed net investment income at end of period	$116,354	$1,326,201	$452,130
Changes in Shares Outstanding
Shares sold	1,100,000	10,300,000	4,400,000
Shares redeemed	—	(2,700,000)	(1,100,000)
Shares outstanding, beginning of period	—	6,500,000	3,200,000
Shares outstanding, end of period	1,100,000	14,100,000	6,500,000
2	Commencement of investment operations September 24, 2013.

See notes to financial statements.
204 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Guggenheim S&P Global Dividend
Opportunities Index ETF (LVL)
For the Year	For the Year
Ended	Ended
May 31, 2014	May 31, 2013

$5,228,774	$4,538,291
(3,604,802)	(3,968,235)
10,888,592	6,655,837
12,512,564	7,225,893

(5,642,320)	(3,901,440)
—	—
(5,642,320)	(3,901,440)

24,981,353	52,338,467
(1,104,964)	(37,996,162)
23,876,389	14,342,305
30,746,633	17,666,758

69,027,235	51,360,477
$99,773,868	$69,027,235

$1,372,723	$2,005,774

1,920,000	4,000,000
(80,000)	(2,960,000)
5,280,000	4,240,000
7,120,000	5,280,000

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 205

FINANCIAL HIGHLIGHTS	May 31, 2014

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF

				For the Period
	For the	For the	For the	June 7, 2010*
Per share operating performance	Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.24	$21.03	$21.11	$20.10
Income from investment operations
Net investment income (a)	0.16	0.30	0.40	0.45
Net realized and unrealized gain (loss)	(0.03)	0.23	(0.08)	0.93
Total from investment operations	0.13	0.53	0.32	1.38
Distributions to shareholders
From and in excess of net investment income	(0.18)	(0.31)	(0.40)	(0.37)
Capital gains	(0.01)	(0.01)	—	(0.00	)(b)
Total distributions to shareholders	(0.19)	(0.32)	(0.40)	(0.37)
Net asset value, end of period	$21.18	$21.24	$21.03	$21.11
Market value, end of period	$21.12	$21.30	$21.09	$21.21
Total return (c)
Net asset value	0.59%	2.51%	1.55%	6.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$409,822	$254,860	$141,957	$57,006
Ratio of net expenses to average net assets	0.25%	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	0.77%	1.42%	1.91%	2.24	%(d)
Portfolio turnover rate (e)	11%	7%	3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01.

(c)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
206 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF

					For the Period
	For the		For the	For the	June 7, 2010*
Per share operating performance	Year Ended		Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014		May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$21.80		$21.35	$21.23	$20.14
Income from investment operations
Net investment income (a)	0.24		0.39	0.51	0.56
Net realized and unrealized gain	0.05		0.48	0.11	1.00
Total from investment operations	0.29		0.87	0.62	1.56
Distributions to shareholders
From and in excess of net investment income	(0.25)		(0.40)	(0.50)	(0.47)
Capital gains	(0.00	)(d)	(0.02)	—	—
Total distributions to shareholders	(0.25)		(0.42)	(0.50)	(0.47)
Net asset value, end of period	$21.84		$21.80	$21.35	$21.23
Market value, end of period	$21.90		$21.86	$21.39	$21.37
Total return (b)
Net asset value	1.34%		4.10%	2.99%	7.81%
Ratios and supplemental data
Net assets, end of period (thousands)	$573,310		$248,488	$121,717	$35,037
Ratio of net expenses to average net assets	0.25%		0.24%	0.24%	0.24	%(e)
Ratio of net investment income to average net assets	1.11%		1.81%	2.42%	2.77	%(e)
Portfolio turnover rate (c)	3%		3%	1%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)	Less than $0.01.

(e)	Annualized.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 207

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF

				For the Period
	For the	For the	For the	June 7, 2010*
Per share operating performance	Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$22.21	$21.66	$21.38	$20.13
Income from investment operations
Net investment income (a)	0.31	0.46	0.58	0.66
Net realized gain	0.15	0.58	0.28	1.16
Total from investment operations	0.46	1.04	0.86	1.82
Distributions to Shareholders
From and in excess of net investment income	(0.31)	(0.47)	(0.58)	(0.57)
Capital gains	(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.32)	(0.49)	(0.58)	(0.57)
Net asset value, end of period	$22.35	$22.21	$21.66	$21.38
Market value, end of period	$22.40	$22.28	$21.70	$21.48
Total return (b)
Net asset value	2.07%	4.82%	4.10%	9.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$623,462	$233,176	$116,979	$28,857
Ratio of net expenses to average net assets	0.25%	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.38%	2.07%	2.72%	3.24	%(c)
Portfolio turnover rate (d)	3%	4%	5%	4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
208 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF

				For the Period
	For the	For the	For the	June 7, 2010*
Per share operating performance	Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$22.66	$21.90	$21.59	$20.19
Income from investment operations
Net investment income (a)	0.41	0.52	0.70	0.75
Net realized and unrealized gain	0.23	0.78	0.30	1.30
Total from investment operations	0.64	1.30	1.00	2.05
Distributions to shareholders
From net investment income	(0.41)	(0.52)	(0.69)	(0.65)
Capital gains	(0.01)	(0.02)	—	—
Total distributions to shareholders	(0.42)	(0.54)	(0.69)	(0.65)
Net asset value, end of period	$22.88	$22.66	$21.90	$21.59
Market value, end of period	$22.95	$22.71	$21.93	$21.62
Total return (b)
Net asset value	2.85%	5.98%	4.76%	10.30%
Ratios and supplemental data
Net assets, end of period (thousands)	$624,571	$261,758	$114,965	$29,145
Ratio of net expenses to average net assets	0.25%	0.24%	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.82%	2.28%	3.24%	3.62	%(c)
Portfolio turnover rate (d)	1%	3%	3%	3%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 209

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCI Guggenheim BulletShares 2018 Corporate Bond ETF

				For the Period
	For the		For the	March 28, 2012*
Per share operating performance	Year Ended		Year Ended	through
for a share outstanding throughout the period	May 31, 2014		May 31, 2013	May 31, 2012
Net asset value, beginning of period	$20.98		$20.04	$19.98
Income from investment operations
Net investment income (a)	0.38		0.40	0.09
Net realized and unrealized gain	0.25		0.94	(0.00	)(e)
Total from investment operations	0.63		1.34	0.09
Distributions to shareholders
From net investment income	(0.36)		(0.40)	(0.03)
Capital gains	(0.00	)(e)	—	—
Total distributions to shareholders	(0.36)		(0.40)	(0.03)
Net asset value, end of period	$21.25		$20.98	$20.04
Market value, end of period	$21.30		$21.04	$20.13
Total return (b)
Net asset value	3.04%		6.73%	0.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$347,460		$91,264	$6,011
Ratio of net expenses to average net assets	0.25%	(f)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.85%		1.90%	2.53	%(c)
Portfolio turnover rate (d)	1%		5%	2%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

(f)
Expense ratio does not reflect the fees and expenses incurred indirectly by the Fund as a result of its investment in shares of business development companies. If these fees were included in the expense ratio, the increase to the expense ratio would be approximately 0.01% for the year ended May 31, 2014.

See notes to financial statements.
210 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCJ Guggenheim BulletShares 2019 Corporate Bond ETF

				For the Period
	For the	For the		March 28, 2012*
Per share operating performance	Year Ended	Year Ended		through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013		May 31, 2012
Net asset value, beginning of period	$20.94	$20.27		$19.97
Income from investment operations
Net investment income (a)	0.45	0.47		0.10
Net realized and unrealized gain	0.19	0.70		0.24
Total from investment operations	0.64	1.17		0.34
Distributions to shareholders
From and in excess of net investment income	(0.42)	(0.50)		(0.04)
Capital gains	(0.01)	(0.00	)(e)	—
Total distributions to shareholders	(0.43)	(0.50)		(0.04)
Net asset value, end of period	$21.15	$20.94		$20.27
Market value, end of period	$21.18	$20.98		$20.14
Total return (b)
Net asset value	3.13%	5.85%		1.71%
Ratios and supplemental data
Net assets, end of period (thousands)	$149,092	$56,529		$9,119
Ratio of net expenses to average net assets	0.25%	0.24%		0.24	%(c)
Ratio of net investment income to average net assets	2.19%	2.26%		2.88	%(c)
Portfolio turnover rate (d)	1%	4%		0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 211

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCK Guggenheim BulletShares 2020 Corporate Bond ETF

				For the Period
	For the		For the	March 28, 2012*
Per share operating performance	Year Ended		Year Ended	through
for a share outstanding throughout the period	May 31, 2014		May 31, 2013	May 31, 2012
Net asset value, beginning of period	$20.94		$20.33	$19.99
Income from investment operations
Net investment income (a)	0.57		0.59	0.11
Net realized and unrealized gain	0.25		0.66	0.28
Total from investment operations	0.82		1.25	0.39
Distributions to shareholders
From and in excess of net investment income	(0.53)		(0.60)	(0.05)
Capital gains	(0.00	)(b)	(0.04)	—
Total distributions to shareholders	(0.53)		(0.64)	(0.05)
Net asset value, end of period	$21.23		$20.94	$20.33
Market value, end of period	$21.23		$20.89	$20.32
Total return (c)
Net asset value	4.02%		6.16%	1.93%
Ratios and supplemental data
Net assets, end of period (thousands)	$121,032		$47,123	$9,148
Ratio of net expenses to average net assets	0.25%		0.24%	0.24	%(d)
Ratio of net investment income to average net assets	2.75%		2.83%	3.06	%(d)
Portfolio turnover rate (e)	1%		5%	0%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Less than $0.01.

(c)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
212 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCL Guggenheim BulletShares 2021 Corporate Bond ETF

	For the period
	July 17, 2013*
Per share operating performance	through
for a share outstanding throughout the period	May 31, 2014
Net asset value, beginning of period	$19.96
Income from investment operations
Net investment income (a)	0.56
Net realized gain	0.90
Total from investment operations	1.46
Distributions to Shareholders
From net investment income	(0.47)
Net asset value, end of period	$20.95
Market value, end of period	$20.96
Total return (b)
Net asset value	7.43%
Ratios and supplemental data
Net assets, end of period (thousands)	$47,148
Ratio of net expenses to average net assets	0.24	%(c)
Ratio of net investment income to average net assets	3.14	%(c)
Portfolio turnover rate (d)	4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 213

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSCM Guggenheim BulletShares 2022 Corporate Bond ETF

	For the period
	July 17, 2013*
Per share operating performance	through
for a share outstanding throughout the period	May 31, 2014
Net asset value, beginning of period	$19.99
Income from investment operations
Net investment income (a)	0.60
Net realized and unrealized gain	0.77
Total from investment operations	1.37
Distributions to Shareholders
From net investment income	(0.50)
Net asset value, end of period	$20.86
Market value, end of period	$20.89
Total return (b)
Net asset value	7.15%
Ratios and supplemental data
Net assets, end of period (thousands)	$34,411
Ratio of net expenses to average net assets	0.25	%(c)
Ratio of net investment income to average net assets	3.39	%(c)
Portfolio turnover rate (d)	1%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
214 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF

				For the Period
	For the	For the	For the	January 25, 2011*
Per share operating performance	Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$26.57	$25.64	$25.72	$25.06
Income from investment operations
Net investment income (a)	0.81	1.13	1.42	0.43
Net realized and unrealized gain (loss)	0.12	0.98	(0.20)	0.52
Total from investment operations	0.93	2.11	1.22	0.95
Distributions to Shareholders
From and in excess of net investment income	(0.83)	(1.14)	(1.30)	(0.29)
Capital Gains	(0.11)	(0.04)	—	—
Total distributions to shareholders	(0.94)	(1.18)	(1.30)	(0.29)
Net asset value, end of period	$26.56	$26.57	$25.64	$25.72
Market value, end of period	$26.47	$26.62	$25.62	$25.83
Total return (b)
Net asset value	3.56%	8.40%	4.97%	3.79%
Ratios and supplemental data
Net assets, end of period (thousands)	$509,877	$300,271	$102,560	$18,003
Ratio of net expenses to average net assets	0.43%	0.42%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	3.04%	4.29%	5.61%	4.92	%(c)
Portfolio turnover rate (d)	73%	37%	56%	19%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 215

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

				For the Period
	For the	For the	For the	January 25, 2011*
Per share operating performance	Year Ended	Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Net asset value, beginning of period	$26.76	$25.41	$25.73	$25.21
Income from investment operations
Net investment income (a)	1.04	1.37	1.48	0.47
Net realized and unrealized gain (loss)	0.33	1.35	(0.46)	0.35
Total from investment operations	1.37	2.72	1.02	0.82
Distributions to shareholders
From net investment income	(1.03)	(1.36)	(1.34)	(0.30)
Capital gains	(0.17)	(0.01)	—	—
Total distributions to shareholders	(1.20)	(1.37)	(1.34)	(0.30)
Net asset value, end of period	$26.93	$26.76	$25.41	$25.73
Market value, end of period	$26.99	$26.81	$25.48	$25.86
Total return (b)
Net asset value	5.27%	10.96%	4.18%	3.28%
Ratios and supplemental data
Net assets, end of period (thousands)	$977,406	$417,507	$195,681	$12,864
Ratio of net expenses to average net assets	0.44%	0.42%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	3.90%	5.18%	5.89%	5.40	%(c)
Portfolio turnover rate (d)	26%	61%	70%	14%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
216 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJG Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

			For the Period
	For the	For the	April 25, 2012*
Per share operating performance	Year Ended	Year Ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012
Net asset value, beginning of period	$26.67	$24.83	$24.99
Income from investment operations
Net investment income (a)	1.10	1.30	0.12
Net realized and unrealized gain (loss)	0.59	1.73	(0.28)
Total from investment operations	1.69	3.03	(0.16)
Distributions to shareholders
From net investment income	(1.04)	(1.19)	—
Capital gains	(0.03)	—	—
Total distributions to shareholders	(1.07)	(1.19)	—
Net asset value, end of period	$27.29	$26.67	$24.83
Market value, end of period	$27.36	$26.73	$24.90
Total return (b)
Net asset value	6.50%	12.47%	-0.64%
Ratios and supplemental data
Net assets, end of period (thousands)	$600,324	$144,010	$7,448
Ratio of net expenses to average net assets	0.44%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.09%	4.98%	4.82	%(c)
Portfolio turnover rate (d)	30%	32%	7%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 217

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJH Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

			For the Period
	For the	For the	April 25, 2012*
Per share operating performance	year ended	year ended	through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012
Net asset value, beginning of period	$26.90	$24.91	$24.94
Income from investment operations
Net investment income (a)	1.16	1.26	0.12
Net realized and unrealized gain (loss)	0.55	1.91	(0.15)
Total from investment operations	1.71	3.17	(0.03)
Distributions to shareholders
From net investment income	(1.09)	(1.18)	—
Capital gains	(0.04)	—	—
Total distributions to shareholders	(1.13)	(1.18)	—
Net asset value, end of period	$27.48	$26.90	$24.91
Market value, end of period	$27.55	$26.88	$25.02
Total return (b)
Net asset value	6.54%	12.97%	-0.12%
Ratios and supplemental data
Net assets, end of period (thousands)	$343,440	$67,251	$7,474
Ratio of net expenses to average net assets	0.43%	0.42%	0.42	%(c)
Ratio of net investment income to average net assets	4.29%	4.80%	5.00	%(c)
Portfolio turnover rate (d)	49%	38%	5%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
218 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJI Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

				For the Period
	For the	For the		April 25, 2012*
Per share operating performance	Year Ended	Year Ended		through
for a share outstanding throughout the period	May 31, 2014	May 31, 2013		May 31, 2012
Net asset value, beginning of period	$26.70	$24.62		$24.97
Income from investment operations
Net investment income (a)	1.27	1.49		0.13
Net realized and unrealized gain (loss)	0.55	1.93		(0.48)
Total from investment operations	1.82	3.42		(0.35)
Distributions to shareholders
From net investment income	(1.19)	(1.34)		—
Capital gains	(0.03)	(0.00	)(e)	—
Total distributions to shareholders	(1.22)	(1.34)		—
Net asset value, end of period	$27.30	$26.70		$24.62
Market value, end of period	$27.38	$26.76		$24.73
Total return (b)
Net asset value	7.01%	14.20%		-1.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$237,470	$66,748		$4,923
Ratio of net expenses to average net assets	0.44%	0.42%		0.42	%(c)
Ratio of net investment income to average net assets	4.75%	5.71%		5.30	%(c)
Portfolio turnover rate (d)	59%	37%		4%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Less than $0.01

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 219

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJJ Guggenheim BulletShares 2019 High Yield Corporate Bond ETF

	For the Period
	September 24, 2013*
Per share operating performance	through
for a share outstanding throughout the period	May 31, 2014
Net asset value, beginning of period	$25.03
Income from investment operations
Net investment income (a)	0.82
Net realized and unrealized gain	1.12
Total from investment operations	1.94
Distributions to shareholders
From net investment income	(0.57)
Capital gains	(0.00	)(e)
Total distributions to shareholders	(0.57)
Net asset value, end of period	$26.40
Market value, end of period	$26.46
Total return (b)
Net asset value	7.80%
Ratios and supplemental data
Net assets, end of period (thousands)	$50,156
Ratio of net expenses to average net assets	0.43	%(c)
Ratio of net investment income to average net assets	4.64	%(c)
Portfolio turnover rate (d)	38%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(e)	Amount is less than $0.01.

See notes to financial statements.
220 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

BSJK Guggenheim BulletShares 2020 High Yield Corporate Bond ETF

	For the Period
	September 24, 2013*
Per share operating performance	through
for a share outstanding throughout the period	May 31, 2014
Net asset value, beginning of period	$25.03
Income from investment operations
Net investment income (a)	0.82
Net realized and unrealized gain	1.19
Total from investment operations	2.01
Distributions to shareholders
From net investment income	(0.61)
Net asset value, end of period	$26.43
Market value, end of period	$26.49
Total return (b)
Net asset value	8.09%
Ratios and supplemental data
Net assets, end of period (thousands)	$29,075
Ratio of net expenses to average net assets	0.43	%(c)
Ratio of net investment income to average net assets	4.66	%(c)
Portfolio turnover rate (d)	22%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 221

FINANCIAL HIGHLIGHTS continued	May 31, 2014

GSY Guggenheim Enhanced Short Duration ETF

Per share operating performance for a share outstanding throughout the period	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Net asset value, beginning of period	$50.21	$49.92	$49.83	$49.80	$49.83
Income from investment operations
Net investment income (a)	0.54	0.57	0.22	0.02	0.01
Net realized and unrealized gain (loss)	0.06	0.24	0.07	0.02	(0.02)
Total from investment operations	0.60	0.81	0.29	0.04	(0.01)
Distributions to shareholders
From net investment income	(0.49)	(0.48)	(0.19)	(0.01)	(0.01)
Capital gains	(0.02)	(0.04)	(0.01)	—	—
Return of capital	—	—	—	—	(0.01)
Total distributions to shareholders	(0.51)	(0.52)	(0.20)	(0.01)	(0.02)
Net asset value, end of period	$50.30	$50.21	$49.92	$49.83	$49.80
Market value, end of period	$50.27	$50.24	$49.95	$49.79	$49.78
Total return*(b)
Net asset value	1.22%	1.63%	0.59%	0.07%	-0.03%
Ratios and supplemental data
Net assets, end of period (thousands)	$709,258	$326,373	$159,732	$19,933	$14,940
Ratio of net expenses to average net assets* (d)	0.27%	0.26%	0.26%	0.27%	0.32%
Ratio of net investment income to average net assets*	1.09%	1.14%	0.45%	0.03%	0.01%
Portfolio turnover rate (c)	30%	83%	7%	0%	0%
* If certain expenses had not been waived or reimbursed by the Investment Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets (d)	0.29%	0.30%	0.56%	2.08%	1.02%
Ratio of net investment income (loss) to average net assets	1.07%	1.10%	0.15%	-1.78%	-0.69%
(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.03%, 0.02% and 0.01% for the years ended May 31, 2014, 2013 and 2012 and 0.00% for all other years.

See notes to financial statements.
222 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	May 31, 2014

LVL Guggenheim S&P Global Dividend Opportunities Index ETF

	For the	For the	For the	For the	For the
Per share operating performance	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
for a share outstanding throughout the period	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Net asset value, beginning of period	$13.07	$12.11	$16.00	$13.19	$11.55
Income from investment operations
Net investment income (a)	0.80	1.07	1.04	0.91	0.76
Net realized and unrealized gain (loss)	1.03	0.86	(4.23)	2.76	1.51
Total from investment operations	1.83	1.93	(3.19)	3.67	2.27
Distributions to shareholders
From and in excess of net investment income	(0.89)	(0.97)	(0.70)	(0.86)	(0.63)
Net asset value, end of period	$14.01	$13.07	$12.11	$16.00	$13.19
Market value, end of period	$14.08	$13.02	$12.10	$16.15	$13.15
Total return *(b)
Net asset value	14.89%	16.33%	-20.43%	28.89%	19.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$99,774	$69,027	$51,360	$38,391	$12,665
Ratio of net expenses to average net assets (d)*	0.66%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets*	6.14%	8.28%	7.63%	6.14%	5.47%
Portfolio turnover rate (c)	94%	55%	91%	51%	34%
* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
Ratio of total expenses to average net assets (d)	0.75%	0.92%	1.05%	1.44%	2.15%
Ratio of net investment income (loss) to average net assets	6.05%	8.01%	7.23%	5.35%	3.97%

(a)	Based on average shares outstanding during the period.

(b)
Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value (“NAV”). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

(d)	Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies.

If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.42% for the year ended May 31, 2014, 0.25% for the year ended May 31, 2013, 0.48% of the year ended May 31, 2013, and 0.00% for the years ended May 31, 2011 and May 31, 2010.

See notes to financial statements.
CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 223

NOTES TO FINANCIAL STATEMENTS	May 31, 2014

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.

The following 18 portfolios have an annual reporting period ended on May 31, 2014:

Guggenheim BulletShares 2014 Corporate Bond ETF
Guggenheim BulletShares 2015 Corporate Bond ETF
Guggenheim BulletShares 2016 Corporate Bond ETF
Guggenheim BulletShares 2017 Corporate Bond ETF
Guggenheim BulletShares 2018 Corporate Bond ETF
Guggenheim BulletShares 2019 Corporate Bond ETF
Guggenheim BulletShares 2020 Corporate Bond ETF
Guggenheim BulletShares 2021 Corporate Bond ETF
Guggenheim BulletShares 2022 Corporate Bond ETF
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF
Guggenheim S&P Global Dividend Opportunities Index ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim BulletShares
2014 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2014 Index
Guggenheim BulletShares
2015 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2015 Index
Guggenheim BulletShares
2016 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2016 Index
Guggenheim BulletShares
2017 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2017 Index
Guggenheim BulletShares
2018 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2018 Index
Guggenheim BulletShares
2019 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2019 Index
Guggenheim BulletShares
2020 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2020 Index
Guggenheim BulletShares
2021 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2021 Index
Guggenheim BulletShares
2022 Corporate Bond ETF	NASDAQ BulletShares® USD Corporate Bond 2022 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2014 High Yield Corporate Bond ETF	Corporate Bond 2014 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2015 High Yield Corporate Bond ETF	Corporate Bond 2015 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2016 High Yield Corporate Bond ETF	Corporate Bond 2016 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2017 High Yield Corporate Bond ETF	Corporate Bond 2017 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2018 High Yield Corporate Bond ETF	Corporate Bond 2018 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2019 High Yield Corporate Bond ETF	Corporate Bond 2019 Index
Guggenheim BulletShares	NASDAQ BulletShares® USD High Yield
2020 High Yield Corporate Bond ETF	Corporate Bond 2020 Index
Guggenheim S&P Global Dividend
Opportunities Index ETF	S&P Global Dividend Opportunities Index

Guggenheim Enhanced Short Duration ETF is an actively managed ETF and therefore does not track an index. On September 27, 2013, the name of Guggenheim Enhanced Short Duration Bond ETF was changed to Guggenheim Enhanced Short Duration ETF.

Note 2 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

224 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income. For the year ended May 31, 2014, Guggenheim Enhanced

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 225

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

Short Duration ETF recognized an increase of interest income and a decrease of realized gain of $435,751. These reclassifications are reflected on the Statement of Operations and had no effect on the net asset values of the Fund. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translation
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

(d) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim BulletShares 2014 Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 Corporate Bond ETF	monthly
Guggenheim BulletShares 2019 Corporate Bond ETF	monthly
Guggenheim BulletShares 2020 Corporate Bond ETF	monthly
Guggenheim BulletShares 2021 Corporate Bond ETF	monthly
Guggenheim BulletShares 2022 Corporate Bond ETF	monthly
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	monthly
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	monthly
Guggenheim Enhanced Short Duration ETF	monthly
Guggenheim S&P Global Dividend Opportunities Index ETF	quarterly

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e) Securities Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive

226 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

(f ) Repurchase Agreements
Each of the Funds may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Funds right to control the collateral could be affected and result in certain costs and delays. In addition the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

(g) Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11, was amended by ASU No. 2013-01, which clarified which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions to the extent they are subject to an enforceable master netting arrangement or similar agreement. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure requirement on netting for the current reporting period. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2014, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/offsetting provisions are detailed in the following table. Collateral is disclosed up to 100% of the market value of the respective instrument. In general, collateral received exceeds the market value of the financial instrument. Refer to the Schedule of Investments for collateral received as of May 31, 2014.

Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
Guggenheim BulletShares 2014 Corporate Bond ETF	Securities Lending	$102,275	$—	$102,275	$(102,275)	$—
Guggenheim BulletShares 2015 Corporate Bond ETF	Securities Lending	834,047	—	834,047	(834,047)	—
Guggenheim BulletShares 2016 Corporate Bond ETF	Securities Lending	2,359,719	—	2,359,719	(2,359,719)	—
Guggenheim BulletShares 2017 Corporate Bond ETF	Securities Lending	619,240	—	619,240	(619,240)	—
Guggenheim BulletShares 2018 Corporate Bond ETF	Securities Lending	1,116,000	—	1,116,000	(1,116,000)	—
Guggenheim BulletShares 2019 Corporate Bond ETF	Securities Lending	529,905	—	529,905	(529,905)	—
Guggenheim BulletShares 2020 Corporate Bond ETF	Securities Lending	478,362	—	478,362	(478,362)	—
Guggenheim BulletShares 2021 Corporate Bond ETF	Securities Lending	491,147	—	491,147	(491,147)	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	Securities Lending	3,349,438	—	3,349,438	(3,349,438)	—
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	Securities Lending	16,276,718	—	16,276,718	(16,276,718)	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	Securities Lending	9,747,704	—	9,747,704	(9,747,704)	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	Securities Lending	5,362,213	—	5,362,213	(5,362,213)	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	Securities Lending	5,056,690	—	5,056,690	(5,056,690)	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	Securities Lending	1,779,011	—	1,779,011	(1,779,011)	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	Securities Lending	340,642	—	340,642	(340,642)	—
Guggenheim Enhanced Short Duration ETF	Repurchase Agreements	148,746,000	—	148,746,000	(148,746,000)	—
Guggenheim S&P Global Dividend Opportunities Index ETF	Securities Lending	11,565,009	—	11,565,009	(11,565,009)	—

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 227

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.20%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim BulletShares 2014 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.24%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.42%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.42%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses, interest and fees associated with the line of credit (see Note 11) and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the year ended May 31, 2014, the below listed Funds recognized Fund Administration expenses as follows:

Fund Administration
Expense
Guggenheim Enhanced Short Duration ETF	$113,099
Guggenheim S&P Global Dividend Opportunities Index ETF	23,395

Due to their unitary fee structure, Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF and Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, do not charge a separate Fund Administration Fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following percentages of average net assets per year, at least until December 31, 2016.

Fund	Rate
Guggenheim Enhanced Short Duration ETF	0.27%
Guggenheim S&P Global Dividend Opportunities Index ETF	0.60%

228 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

For the year ended May 31, 2014, the Investment Adviser waived Advisory Fees as follows:

Advisory
Fees
Waived
Guggenheim Enhanced Short Duration ETF	$77,104
Guggenheim S&P Global Dividend Opportunities Index ETF	80,055

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a quarterly basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:
The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim BulletShares 2014 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2021 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2022 Corporate Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	Accretive Asset Management LLC
Guggenheim S&P Global Dividend Opportunities
Index ETF	Standard & Poor’s

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Note 4 – Fair Value Measurement:
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following tables summarize the inputs used to value the Funds’ investments at May 31, 2014:

Guggenheim BulletShares 2014 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$396,250	$—	$396,250
U.S. Treasury Security	—	22,998	—	22,998
Investments of Collateral for Securities Loaned	105	—	—	105
Total	$105	$419,248	$—	$419,353

Guggenheim BulletShares 2015 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$567,669	$—	$567,669
Investments of Collateral for Securities Loaned	858	—	—	858
Total	$858	$567,669	$—	$568,527

Guggenheim BulletShares 2016 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$617,824	$—	$617,824
Investments of Collateral for Securities Loaned	2,418	—	—	2,418
Total	$2,418	$617,824	$—	$620,242

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 229

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

Guggenheim BulletShares 2017 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$617,849	$—	$617,849
Investments of Collateral for Securities Loaned	634	—	—	634
Total	$634	$617,849	$—	$618,483

Guggenheim BulletShares 2018 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$343,818	$—	$343,818
Investments of Collateral for Securities Loaned	1,145	—	—	1,145
Total	$1,145	$343,818	$—	$344,963

Guggenheim BulletShares 2019 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$147,021	$—	$147,021
Investments of Collateral for Securities Loaned	542	—	—	542
Total	$542	$147,021	$—	$147,563

Guggenheim BulletShares 2020 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$119,203	$—	$119,203
Investments of Collateral for Securities Loaned	490	—	—	490
Total	$490	$119,203	$—	$119,693

Guggenheim BulletShares 2021 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$46,450	$—	$46,450
Investments of Collateral for Securities Loaned	505	—	—	505
Total	$505	$46,450	$—	$46,955

Guggenheim BulletShares 2022 Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$33,997	$—	$33,997
Total	$—	$33,997	$—	$33,997

Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$376,207	$—	$376,207
U.S. Treasury Security	—	135,491	—	135,491
Investments of Collateral for Securities Loaned	3,437	—	—	3,437
Total	$3,437	$511,698	$—	$515,135

Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$957,327	$—	$957,327
Investments of Collateral for Securities Loaned	16,679	—	—	16,679
Total	$16,679	$957,327	$—	$974,006

Guggenheim BulletShares 2016 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$587,432	$—	$587,432
Investments of Collateral for Securities Loaned	9,978	—	—	9,978
Total	$9,978	$587,432	$—	$597,410

Guggenheim BulletShares 2017 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$335,744	$—	$335,744
Investments of Collateral for Securities Loaned	5,506	—	—	5,506
Total	$5,506	$335,744	$—	$341,250

Guggenheim BulletShares 2018 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$231,271	$—	$231,271
Common Stock	—	106	—	106
Preferred Stock	—	228	—	228
Investments of Collateral for Securities Loaned	5,183	—	—	5,183
Total	$5,183	$231,605	$—	$236,788

Guggenheim BulletShares 2019 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$48,756	$—	$48,756
Investments of Collateral for Securities Loaned	1,824	—	—	1,824
Total	$1,824	48,756	$—	$50,580

230 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$28,600	$—	$28,600
Investments of Collateral
for Securities Loaned	349	—	—	349
Total	$349	$28,600	$—	$28,949

Guggenheim Enhanced Short Duration ETF
Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$—	$199,041	$1,963	$201,004
Asset Backed Securities	—	55,901	3,199	59,100
Collateralized Mortgage
Obligations	—	12,212	—	12,212
Term Loans	—	27,901	—	27,901
Exchange Traded Funds	91,289	—	—	91,289
Commercial Paper	—	208,867	—	208,867
Repurchase Agreements	—	148,746	—	148,746
Municipal Bonds	—	17,213	—	17,213
Money Market Funds	12,693	—	—	12,693
Unfunded Commitments	—	8	—	8
Total	$103,982	$669,889	$5,162	$779,033

All securities held by Guggenheim S&P Global Dividend Opportunities Index ETF were valued using quoted prices in active markets (Level 1).

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board of Trustees. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Guggenheim Enhanced Short Duration ETF
	Ending Balance
Category	at 5/31/14	Valuation Technique	Unobservable Inputs
Corporate Bonds	$1,962,794	Broker Mark	Indicative Quote
Asset Backed
Securities	$3,198,932	Third-Party Vendor	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of May 31, 2014, for Guggenheim Enhanced Short Duration ETF compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 3 to Level 2 (in $000s)
Asset Backed Securities	$1,840

These transfers were due to the availability of market price information for each respective security at May 31, 2014.

Transfers from Level 2 to Level 3 (in $000s)
Asset Backed Securities	$187

These transfers were due to changes in the Funds’ fair valuation guidelines.

Except for Guggenheim Enhanced Short Duration ETF, there were no transfers between levels for the Funds for the year ended May 31, 2014

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for Guggenheim Enhanced Short Duration ETF for which significant unobservable inputs were used to determine fair value for the year ended May 31, 2014:

LEVEL 3 – Fair Value Measurement using significant unobservable inputs (in $000s)
Beginning Balance at 5/31/13	$3,932
Realized Gain/Loss (related to Paydown)	25
Paydowns Received	(929)
Change in Unrealized Gain/Loss	95
Purchases	3,692
Transfers In	187
Transfers Out	(1,840)
Ending Balance at 5/31/14	$5,162

Note 5 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Accordingly, no

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 231

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

At May 31, 2014, the cost of investments, accumulated unrealized appreciation/depreciation on investments and accumulated earnings/loss for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation) of Investments
Guggenheim BulletShares 2014 Corporate Bond ETF	$419,002,995	$366,401	$(16,508)	$349,893
Guggenheim BulletShares 2015 Corporate Bond ETF	564,290,861	4,238,745	(2,968)	4,235,777
Guggenheim BulletShares 2016 Corporate Bond ETF	612,404,885	7,845,022	(7,433)	7,837,589
Guggenheim BulletShares 2017 Corporate Bond ETF	608,554,067	9,938,212	(9,386)	9,928,826
Guggenheim BulletShares 2018 Corporate Bond ETF	341,185,353	3,885,089	(107,052)	3,778,037
Guggenheim BulletShares 2019 Corporate Bond ETF	145,502,038	2,165,686	(104,313)	2,061,373
Guggenheim BulletShares 2020 Corporate Bond ETF	117,504,157	2,278,898	(89,866)	2,189,032
Guggenheim BulletShares 2021 Corporate Bond ETF	45,690,204	1,267,846	(2,768)	1,265,078
Guggenheim BulletShares 2022 Corporate Bond ETF	32,946,147	1,055,896	(5,516)	1,050,380
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	512,898,086	2,267,818	(30,381)	2,237,437
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	961,030,271	13,471,297	(496,109)	12,975,188
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	588,616,030	10,395,915	(1,601,591)	8,794,324
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	337,246,848	5,554,919	(1,551,987)	4,002,932
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	233,067,282	4,444,418	(724,157)	3,720,261
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	49,965,977	710,811	(96,703)	614,108
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	28,463,828	519,412	(34,314)	485,098
Guggenheim Enhanced Short Duration ETF	777,211,470	2,196,624	(383,666)	1,812,958
Guggenheim S&P Global Dividend Opportunities Index ETF	103,981,542	10,338,052	(4,428,980)	5,909,072

Tax components of accumulated earnings as of May 31, 2014, were as follows:

	Undistributed Ordinary Income (Accumulated Ordinary Loss)	Undistributed Long-Term Gains (Accumulated Capital & Other Loss)	Unrealized Appreciation/ (Depreciation)
Guggenheim BulletShares 2014 Corporate Bond ETF	$171,872	$81,942	$349,893
Guggenheim BulletShares 2015 Corporate Bond ETF	490,194	92,709	4,235,777
Guggenheim BulletShares 2016 Corporate Bond ETF	668,353	106,490	7,837,589
Guggenheim BulletShares 2017 Corporate Bond ETF	847,019	70,331	9,928,826
Guggenheim BulletShares 2018 Corporate Bond ETF	530,683	2,974	3,778,037
Guggenheim BulletShares 2019 Corporate Bond ETF	281,145	(14,170)	2,061,373
Guggenheim BulletShares 2020 Corporate Bond ETF	290,351	(29,289)	2,189,032
Guggenheim BulletShares 2021 Corporate Bond ETF	137,012	—	1,265,078
Guggenheim BulletShares 2022 Corporate Bond ETF	107,303	—	1,050,380
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	1,688,139	1,031,790	2,237,437
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	3,199,051	1,285,055	12,975,188
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	2,559,295	257,831	8,794,324
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	1,739,957	99,781	4,002,932
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	1,641,153	333,208	3,720,261
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	276,350	—	614,108
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	148,080	—	485,098
Guggenheim Enhanced Short Duration ETF	1,326,201	(215,367)	1,820,601
Guggenheim S&P Global Dividend Opportunities Index ETF	1,583,794	(19,474,798)	5,909,680

232 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

Distributions to Shareholders:
The tax character of distributions paid during the year ended May 31, 2014, was as follows:

	Distributions	Distributions
	paid from	paid from
	Ordinary Income	Capital Gain
Guggenheim BulletShares 2014 Corporate Bond ETF	$3,127,785	$119,190
Guggenheim BulletShares 2015 Corporate Bond ETF	4,762,515	64,380
Guggenheim BulletShares 2016 Corporate Bond ETF	5,819,430	113,880
Guggenheim BulletShares 2017 Corporate Bond ETF	7,055,880	91,440
Guggenheim BulletShares 2018 Corporate Bond ETF	3,090,030	—
Guggenheim BulletShares 2019 Corporate Bond ETF	1,892,220	—
Guggenheim BulletShares 2020 Corporate Bond ETF	1,914,375	—
Guggenheim BulletShares 2021 Corporate Bond ETF	479,220	—
Guggenheim BulletShares 2022 Corporate Bond ETF	332,355	—
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	14,922,420	958,080
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	28,817,020	938,000
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	12,953,100	94,520
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	6,446,620	81,780
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	6,268,320	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	562,230	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	396,410	—
Guggenheim Enhanced Short Duration ETF	4,862,733	46,427
Guggenheim S&P Global Dividend Opportunities
Index ETF	5,642,320	—

The tax character of distributions paid during the year ended May 31, 2013, was as follows:

	Distributions	Distributions
	paid from	paid from
	Ordinary Income	Capital Gains
Guggenheim BulletShares 2014 Corporate Bond ETF	$2,652,000	$33,600
Guggenheim BulletShares 2015 Corporate Bond ETF	3,031,500	76,500
Guggenheim BulletShares 2016 Corporate Bond ETF	3,285,900	100,800
Guggenheim BulletShares 2017 Corporate Bond ETF	4,054,800	—
Guggenheim BulletShares 2018 Corporate Bond ETF	524,400	—
Guggenheim BulletShares 2019 Corporate Bond ETF	472,500	—
Guggenheim BulletShares 2020 Corporate Bond ETF	473,700	—
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	8,198,200	14,400
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	15,937,700	—
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	2,288,600	—
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	1,062,000	—
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	1,388,800	—
Guggenheim Enhanced Short Duration ETF	2,226,300	25,800
Guggenheim S&P Global Dividend Opportunities
Index ETF	3,901,440	—

At May 31, 2014, the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of paydown gains, dividend reclasses, investments in real estate investments trusts, wash sales from redemption in-kind transactions, non-deductible excise tax paid, redemption in-kind transactions, foreign currency gains and losses, the “mark to market” of certain passive foreign investment companies (PFICs), and post October losses. Net investment income, net realized gains, and net assets were not affected by these changes.

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
Fund	Income	Gain (Loss)	Capital
Guggenheim BulletShares 2014
Corporate Bond ETF	$(168)	$(46,514)	$46,682
Guggenheim BulletShares 2015
Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2016
Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2017
Corporate Bond ETF	241	(241)	—
Guggenheim BulletShares 2018
Corporate Bond ETF	(52)	52	—
Guggenheim BulletShares 2019
Corporate Bond ETF	(191)	191	—
Guggenheim BulletShares 2020
Corporate Bond ETF	58	(58)	—
Guggenheim BulletShares 2021
Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2022
Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2014 High
Yield Corporate Bond ETF	—	(88,021)	88,021
Guggenheim BulletShares 2015 High
Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2016 High
Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2017 High
Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2018 High
Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2019 High
Yield Corporate Bond ETF	—	—	—
Guggenheim BulletShares 2020 High
Yield Corporate Bond ETF	—	—	—
Guggenheim Enhanced Short
Duration ETF	124,161	(124,014)	(147)
Guggenheim S&P Global Dividend
Opportunities Index ETF	(219,505)	87,660	131,845

At May 31, 2014, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 233

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

					Unlimited	Unlimited	Total
	Capital Loss	Capital Loss	Capital Loss	Capital Loss	Short-Term	Long-Term	Capital Loss
	Expiring in 2016	Expiring in 2017	Expiring in 2018	Expiring in 2019	Capital Loss	Capital Loss	Carryforward
Guggenheim BulletShares 2014 Corporate
Bond ETF	$—	$—	$—	$—	$—	$—	$—
Guggenheim BulletShares 2015 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 Corporate
Bond ETF	—	—	—	—	—	(4,653)	(4,653)
Guggenheim BulletShares 2021 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2022 Corporate
Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2014 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2015 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2016 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2017 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2018 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2019 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim BulletShares 2020 High Yield
Corporate Bond ETF	—	—	—	—	—	—	—
Guggenheim Enhanced Short Duration ETF	—	—	—	—	(215,367)	—	(215,367)
Guggenheim S&P Global Dividend
Opportunities Index ETF	(129,232)	(2,414,757)	(2,131,832)	(872,241)	(7,971,758)	(5,954,978)	(19,474,798)

234 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2014, the following Funds incurred and will elect to defer the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year:

Post-October
Foreign Currency
	Post-October	Losses and
	Capital Losses	PFIC Losses
Guggenheim BulletShares 2014 Corporate Bond ETF	$—	$—
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	14,170	—
Guggenheim BulletShares 2020 Corporate Bond ETF	24,636	—
Guggenheim BulletShares 2021 Corporate Bond ETF	—	—
Guggenheim BulletShares 2022 Corporate Bond ETF	—	—
Guggenheim BulletShares 2014 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2015 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2018 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate
Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate
Bond ETF	—	—
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities
Index ETF	—	—

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 6 – Investment Transactions:
For the year ended May 31, 2014, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Guggenheim BulletShares 2014 Corporate Bond ETF	$64,237,266	$25,486,070
Guggenheim BulletShares 2015 Corporate Bond ETF	341,149,083	11,959,414
Guggenheim BulletShares 2016 Corporate Bond ETF	402,848,134	11,371,467
Guggenheim BulletShares 2017 Corporate Bond ETF	364,911,878	4,689,941
Guggenheim BulletShares 2018 Corporate Bond ETF	255,688,611	2,259,526
Guggenheim BulletShares 2019 Corporate Bond ETF	92,319,964	607,476
Guggenheim BulletShares 2020 Corporate Bond ETF	72,548,647	856,694
Guggenheim BulletShares 2021 Corporate Bond ETF	44,534,812	989,818
Guggenheim BulletShares 2022 Corporate Bond ETF	30,195,806	217,210
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	381,669,057	297,509,068
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	733,632,205	177,129,168
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	547,873,655	102,368,949
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	347,412,287	83,182,081
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	248,349,692	83,777,529
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	57,804,263	9,478,740
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	31,670,323	3,487,857
Guggenheim Enhanced Short Duration ETF	274,752,644	65,025,559
Guggenheim S&P Global Dividend Opportunities Index ETF	79,975,120	80,364,413

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 235

NOTES TO FINANCIAL STATEMENTS continued	May 31, 2014

For the year ended May 31, 2014, in-kind transactions were as follows:

	Purchases	Sales
Guggenheim BulletShares 2014 Corporate Bond ETF	$37,283,629	$91,312,997
Guggenheim BulletShares 2015 Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 Corporate Bond ETF	—	—
Guggenheim BulletShares 2018 Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 Corporate Bond ETF	—	—
Guggenheim BulletShares 2021 Corporate Bond ETF	1,769,035	—
Guggenheim BulletShares 2022 Corporate Bond ETF	2,949,606	—
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	—	12,864,425
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	4,790,125	—
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	—	—
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF
Guggenheim Enhanced Short Duration ETF	—	—
Guggenheim S&P Global Dividend Opportunities Index ETF	24,906,409	1,094,865

Note 7 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 80,000 to 150,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $1,500 are charged to those persons creating or redeeming creation units. An additional charge of up to four times the transaction fee may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:
The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 9 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Loan Commitments:
Pursuant to the terms of certain Term Loan agreements, the Guggenheim Enhanced Short Duration ETF (GSY) held unfunded loan commitments as of May 31, 2014. GSY is obligated to fund these loan commitments at the borrower’s discretion. GSY intends to reserve against such contingent obligations by designating cash, liquid securities and liquid term loans as a reserve. The unrealized appreciation on these commitments of $7,643 as of May 31, 2014, is reported as “Unrealized appreciation on unfunded commitments” on the Statement of Assets and Liabilities.

At May 31, 2014, GSY had the following unfunded loan commitments which could be extended at the option of the borrower:

		Unrealized
	Principal	Appreciation/
Borrower	Amount	(Depreciation )
Chromaflo Technologies	$200,000	$(250)
CompuCom	250,000	1,250
Diamond Foods	300,000	(750)
Fortescue	1,400,000	(2,337)
MSC Software	700,000	7,000
Zayo	1,000,000	2,730
Total	$3,850,000	$7,643

Note 11 – Line of Credit:
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, and Guggenheim Enhanced Short Duration ETF are participants in a $275,000,000 Revolving Liquidity Facility (“Facility”) with an approved counterparty. The Facility is reserved for temporary purposes only in order to meet redemption requests by shareholders. Interest on the amount borrowed varies under the agreement depending upon the length of the borrowings. An unused commitment fee of 0.08% is charged on the difference between the $275,000,000 Facility agreement and the amount borrowed. Interest and or fees, if any, associated with the Facility are reflected on the Statement of Operations. The Funds did not have borrowings under this agreement during the year ended May 31, 2014.

236 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

May 31, 2014

Note 12 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

On May 30, 2014, the Board of Trustees declared the following distributions payable on June 6, 2014 to shareholders of record on June 4, 2014. The distribution rates per share were as follows:

Fund	Rate
Guggenheim BulletShares 2014 Corporate Bond ETF	$0.0075
Guggenheim BulletShares 2015 Corporate Bond ETF	0.0165
Guggenheim BulletShares 2016 Corporate Bond ETF	0.0210
Guggenheim BulletShares 2017 Corporate Bond ETF	0.0288
Guggenheim BulletShares 2018 Corporate Bond ETF	0.0300
Guggenheim BulletShares 2019 Corporate Bond ETF	0.0372
Guggenheim BulletShares 2020 Corporate Bond ETF	0.0461
Guggenheim BulletShares 2021 Corporate Bond ETF	0.0527
Guggenheim BulletShares 2022 Corporate Bond ETF	0.0568
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.0472
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.0762
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.0850
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.0889
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.0985
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.0987
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.0912
Guggenheim Enhanced Short Duration ETF	0.0459

Subsequent to May 31, 2014, the Board of Trustees declared the following distribution payable on June 30, 2014 to shareholders of record on June 26, 2014. The distribution rates per share were as follows:

Fund	Income Distribution
Guggenheim S&P Global Dividend Opportunities Index ETF	$0.241

Subsequent to May 31, 2014, the Board of Trustees declared the following distributions payable on July 7, 2014 to shareholders of record on July 3, 2014. The distribution rates per common share were as follows:

Fund	Rate
Guggenheim BulletShares 2014 Corporate Bond ETF	$0.0065
Guggenheim BulletShares 2015 Corporate Bond ETF	0.0178
Guggenheim BulletShares 2016 Corporate Bond ETF	0.0227
Guggenheim BulletShares 2017 Corporate Bond ETF	0.0306
Guggenheim BulletShares 2018 Corporate Bond ETF	0.0313
Guggenheim BulletShares 2019 Corporate Bond ETF	0.0370
Guggenheim BulletShares 2020 Corporate Bond ETF	0.0490
Guggenheim BulletShares 2021 Corporate Bond ETF	0.0505
Guggenheim BulletShares 2022 Corporate Bond ETF	0.0554
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.0425
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.0801
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.0887
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.0916
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.0996
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.0931
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.0961
Guggenheim Enhanced Short Duration ETF	0.0472

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 237

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	May 31, 2014

The Board of Trustees and Shareholders of
Claymore Exchange-Traded Fund Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Guggenheim BulletShares 2014 Corporate Bond ETF, Guggenheim BulletShares 2015 Corporate Bond ETF, Guggenheim BulletShares 2016 Corporate Bond ETF, Guggenheim BulletShares 2017 Corporate Bond ETF, Guggenheim BulletShares 2018 Corporate Bond ETF, Guggenheim BulletShares 2019 Corporate Bond ETF, Guggenheim BulletShares 2020 Corporate Bond ETF, Guggenheim BulletShares 2021 Corporate Bond ETF, Guggenheim BulletShares 2022 Corporate Bond ETF, Guggenheim BulletShares 2014 High Yield Corporate Bond ETF, Guggenheim BulletShares 2015 High Yield Corporate Bond ETF, Guggenheim BulletShares 2016 High Yield Corporate Bond ETF, Guggenheim BulletShares 2017 High Yield Corporate Bond ETF, Guggenheim BulletShares 2018 High Yield Corporate Bond ETF, Guggenheim BulletShares 2019 High Yield Corporate Bond ETF, Guggenheim BulletShares 2020 High Yield Corporate Bond ETF, Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF (eighteen of the portfolios constituting the Claymore Exchange-Traded Fund Trust (the Trust)) as of May 31, 2014, and the related statements of operations for the periods then ended, and the statements of changes in net assets and the financials highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2014, by correspondence with the custodian, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective eighteen portfolios constituting the Claymore Exchange-Traded Fund Trust at May 31, 2014, the results of their operations for the periods then ended, and the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
July 28, 2014

238 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)	May 31, 2014

Additionally, of the taxable ordinary income distributions paid during the fiscal year ending May 31, 2014, the following funds had the corresponding percentages qualify as interest related dividends and qualified short-term capital gains as permitted by IRC Section 871(k)(1) and IRC Section 871(k)(2), respectively. See Qualified interest and Qualified short-term capital gain columns in the table below.

Federal Income Tax Information
The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. See Qualified dividend income column in the table below.

In January 2015, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2014. See Dividend received deduction column in the table below.

Guggenheim S&P Global Dividend Opportunities Index ETF intends to designate $212,457 of foreign tax withholding on foreign source income of $2,438,998.

	Qualified	Dividend		Qualified
	Dividend	Received	Qualified	Short-Term
	Income	Deduction	Interest	Capital Gain
Guggenheim BulletShares 2014 Corporate Bond ETF	0.00%	0.00%	81.54%	100.00%
Guggenheim BulletShares 2015 Corporate Bond ETF	0.00%	0.00%	74.56%	100.00%
Guggenheim BulletShares 2016 Corporate Bond ETF	0.00%	0.00%	78.59%	100.00%
Guggenheim BulletShares 2017 Corporate Bond ETF	0.00%	0.00%	85.07%	100.00%
Guggenheim BulletShares 2018 Corporate Bond ETF	0.00%	0.00%	79.57%	100.00%
Guggenheim BulletShares 2019 Corporate Bond ETF	0.00%	0.00%	78.99%	100.00%
Guggenheim BulletShares 2020 Corporate Bond ETF	0.00%	0.00%	83.75%	100.00%
Guggenheim BulletShares 2021 Corporate Bond ETF	0.00%	0.00%	82.50%	0.00%
Guggenheim BulletShares 2022 Corporate Bond ETF	0.00%	0.00%	79.04%	0.00%
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	0.00%	0.00%	83.78%	100.00%
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	0.00%	0.00%	86.79%	100.00%
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	0.00%	0.00%	81.52%	100.00%
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	0.00%	0.00%	78.30%	100.00%
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF	0.00%	0.00%	77.75%	100.00%
Guggenheim BulletShares 2019 High Yield Corporate Bond ETF	0.00%	0.00%	73.36%	100.00%
Guggenheim BulletShares 2020 High Yield Corporate Bond ETF	0.00%	0.00%	78.20%	0.00%
Guggenheim Enhanced Short Duration Bond ETF	14.68%	14.64%	39.46%	100.00%
Guggenheim S&P Global Dividend Opportunities Index ETF	58.26%	11.06%	0.00%	0.00%

Trustees(a)
The Trustees of the Trust and their principal business occupations during the past five years.

		Term of Office		Number of
Name, Address*	Position(s)	and Length		Portfolios in Fund	Other Directorships Held by Trustees
and Year of Birth	Held with Trust	of Time Served**	Principal Occupation(s) During Past Five Years	Complex Overseen
Independent Trustees:
Randall C. Barnes (1951)	Trustee	Since 2006	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004- present); CoreFirst Bank & Trust (2000-present).

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		Term of Office		Number of
Name, Address*	Position(s)	and Length		Portfolios in Fund	Other Directorships Held by Trustees
and Year of Birth	Held with Trust	of Time Served**	Principal Occupation(s) During Past Five Years	Complex Overseen
Independent Trustees continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2010	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82
Current: Mercator Minerals Ltd. (2013-present); Zincore Metals, Inc. (2009-present).

Former: First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2010	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	Current: Director, Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2006	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).
Interested Trustee:
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013- present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606

**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

(a)
As of April 3, 2014. At a special meeting of the shareholders held in April 2014, shareholders of the Trust elected the following individuals to serve as Trustees: Donald A. Chubb, Jerry B. Farley and Maynard F. Oliverius.

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May 31, 2014

Officers
The Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s)	and Length
and Year of Birth	Held with Trust	of Time Served**	Principal Occupations During Past Five Years
Officers:
Joseph M. Arruda (1966)	Assistant Treasurer	2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2006
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	Chief Compliance Officer	Since 2012	Current: Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Former: Secretary of certain funds in the Fund Complex.
Mark J. Furjanic (1959)	Assistant Treasurer	Since 2008	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2006
Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Chief Legal Officer	Since 2013
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Derek D. Maltbie (1972)	Assistant Treasurer	Since 2011
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2011-present).

Former: Assistant Vice President, Guggenheim Funds Investment Advisors, LLC (2005-2011); Supervisor, Mutual Fund Administration, Van Kampen Investments, Inc. (1995-2005).

Mark E. Mathiasen (1978)	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director and Associate General Counsel, Guggenheim Funds Services, LLC, and affiliates (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (April 2014-present); Associate, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2012
Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (April 2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2010
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002- 2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

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REPORT OF THE CONTRACTS REVIEW COMMITTEE REGARDING CLAYMORE
EXCHANGE-TRADED FUND TRUST	May 31, 2014

Claymore Exchange-Traded Fund Trust (the “Trust”) was organized as a Delaware statutory trust on May 24, 2006, and is authorized to establish multiple portfolios representing separate series of the Trust (each, a “Fund” and collectively, the “Funds”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), a subsidiary of Guggenheim Funds Services, LLC (“GFS”), an indirect subsidiary of Guggenheim Partners, LLC, a global diversified financial services firm (“Guggenheim Partners”), serves as each Fund’s investment adviser and provides certain administrative and other services pursuant to an investment advisory agreement between the Trust, with respect to the Funds, and GFIA (the “Investment Advisory Agreement”). (Guggenheim Partners, GFIA, GFS, Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) and their affiliates may be referred to herein collectively as “Guggenheim.”) Under the terms of the Investment Advisory Agreement, GFIA also is responsible for overseeing the activities of GPIM, an indirect subsidiary of Guggenheim Partners, which performs portfolio management and related services for Wilshire US REIT ETF, a series of the Trust (the “Sub-Advised Fund”), pursuant to an investment sub-advisory agreement by and among the Trust, on behalf of the Sub-Advised Fund, the Adviser and GPIM (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreement, the “Advisory Agreements”). Under the supervision of the Board of Trustees of the Trust (the “Board,” and the members of the Board individually, the “Trustees”), GFIA, and with respect to the Sub-Advised Fund, GPIM, is responsible for the overall management and administration of the Funds and provides certain facilities and personnel in connection with such services.

At meetings held in person on April 17, 2014 (the “April Meeting”) and on May 12, 2014 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of those Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”), met separately from Guggenheim to consider the renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”). Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. In this connection, Independent Legal Counsel advised the Committee of: (i) the responsibilities of board members under applicable law; (ii) the standards for determining what constitutes an excessive fee as delineated by the courts and the factors the Trustees should consider in determining whether to approve the fee arrangements; and (iii) the disclosure requirements pertaining to these approvals, as required by the Securities and Exchange Commission. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. Recognizing that the evaluation process with respect to the services provided by GFIA and, with respect to the Sub-Advised Fund, GPIM, is an ongoing one, the Committee also considered the variety of written materials, reports and oral presentations it received (and received by the full Board) throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. Guggenheim prepared a comprehensive presentation in response to a formal request for information sent by Independent Legal Counsel on behalf of the Committee. In addition, Guggenheim made a detailed presentation at the April Meeting, which addressed areas identified for discussion by the Committee Chair and Vice Chair and Independent Legal Counsel. Throughout the process, the Committee asked questions of management and requested certain additional information which Guggenheim provided following the April Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, Guggenheim provided: (i) organizational charts and presentations, staffing reports and biographies of those key personnel of Guggenheim providing services to the Funds and other registered investment companies for which GFIA or an affiliate serves as investment adviser (“Guggenheim Funds”); (ii) descriptions of various functions performed by Guggenheim for the Guggenheim Funds, including the Funds, such as portfolio trading practices, brokerage matters, trade allocation and best execution; (iii) information regarding compliance and regulatory history for each of GFIA and GPIM, including its Form ADV; and (iv) information concerning the parent company and overall Guggenheim organization and strategic plans and goals, all to assist the Committee in assessing the nature, extent and quality of services provided by GFIA and, with respect to the Sub-Advised Fund, by GPIM. In addition, Guggenheim’s response included information comparing the investment performance, tracking error, advisory fee and total net expense ratio (and/or unitary fee, as applicable) of each Fund to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by Guggenheim), charts showing revenues for Guggenheim by product line and with respect to each Fund, including a break-out of various expenses, a description of the expense allocation methodology and information about the profitability of the Funds to Guggenheim Investments (the investment management business of Guggenheim Partners), financial information for Guggenheim Investments (unaudited), the audited financial statements of GFIA and information about Guggenheim’s compliance and risk management programs.

In analyzing and discussing the data presented in the FUSE reports, the Committee took into account the challenges that exist in developing appropriate peer groups for the Funds as exchange-traded funds (“ETFs”), and management’s view that the ETF industry is immature in terms of depth of product coverage in many asset categories. In this regard, the Committee noted management’s observation that, in many cases, an ETF

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may dominate a niche space, but appear rather average in comparison to a larger peer group with which it shares only a small handful of characteristics; alternatively, a very small comparison set can be used, providing a narrower view of performance and expense metrics. In light of the foregoing, the Committee assessed the data provided in the FUSE reports as well as commentary and supporting data presented by Guggenheim, including, among other things, a summary of notable distinctions between the Funds and the applicable peer group identified in the FUSE reports, including with respect to the BulletShares suite of ETFs, Guggenheim Multi-Asset Income ETF (CVY), Guggenheim Mid-Cap Core ETF (CZA), Guggenheim Raymond James SB-1 Equity ETF (RYJ), Wilshire Micro-Cap ETF (WMCR), Guggenheim Defensive Equity ETF (DEF) and Guggenheim S&P Global Dividend Opportunities Index ETF (LVL).

Following an analysis and discussion of the factors identified below and in the exercise of its business judgment, the Committee concluded that it was in the best interests of each Fund to recommend that the Board approve the renewal of each of the Advisory Agreements for an additional 12-month term.

Investment Advisory Agreement
Nature, Extent and Quality of Services Provided by the Adviser: With respect to the nature, extent and quality of services currently provided by the Adviser, the Committee considered the information provided by Guggenheim concerning the education, experience, professional affiliations, area of responsibility and duties of all key personnel performing services for the Funds, including those personnel providing compliance oversight. In this connection, the Committee considered Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds and noted Guggenheim’s report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of the Adviser. The Committee noted that on a regular basis the Board receives and reviews information from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. In addition, the Committee took into account the various compliance and risk management initiatives undertaken by Guggenheim, including, among other things, the hiring of a new Chief Risk Officer, Portfolio Management, responsible for implementing various initiatives related to the risks associated with the investment process, the organization’s risk management infrastructure and critical activities. The Committee also considered Guggenheim’s other initiatives intended to achieve greater enhancements and efficiencies in the organization’s ability to provide services to all Guggenheim Funds, including the Funds, such as efforts to streamline and simplify the organizational structure of Guggenheim’s advisory business, as reflected by the internal restructuring that consolidated the investment advisers, broker/dealers and other entities that comprise “Guggenheim Investments” under a new, single holding company, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”). In this regard, the Committee considered that although the restructuring neither impacted the services rendered on a day-to-day basis to the Funds nor changed the ultimate ownership of the various Guggenheim entities involved, which, through GPIMH, continue to be indirect subsidiaries of Guggenheim Capital, LLC, Guggenheim stated that the restructuring will allow the financial statements of the various entities to be consolidated and audited, thus providing a clearer view of Guggenheim Investments’ business within the broader Guggenheim organization. In addition, in connection with the Committee’s evaluation of the overall package of services provided by the Adviser, the Committee considered the Adviser’s administrative capabilities, including its role in monitoring and coordinating compliance responsibilities with the accounting agent, administrator, custodian, distributor, securities lending agent, transfer agent and other service providers to the Funds.

With respect to the Sub-Advised Fund, the Committee noted that the Adviser delegated responsibility for the investment and reinvestment of the Sub-Advised Fund’s assets to the Sub-Adviser. The Committee considered the Adviser’s responsibility to oversee the Sub-Adviser and that the Adviser has similar oversight responsibilities for other Guggenheim Funds. In this connection, the Committee took into account information provided by management describing the Adviser’s processes and activities for providing oversight of the Sub-Adviser’s investment strategies and compliance with investment restrictions, as well as information regarding the Adviser’s Sub-Advisory Oversight Committee.

The Committee also noted the distinctive nature of the Funds, as ETFs, each of which (with the exception of the actively-managed ETF) generally is constructed to track the performance of a defined index of securities, before fund fees and expenses. In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs. The Committee also considered the Adviser’s monitoring of the ETFs’ participation in the securities lending program and the secondary market support services provided by the Adviser to the Funds, including the Adviser’s efforts to educate investment professionals about the Funds and other Guggenheim Funds.

With respect to Guggenheim’s resources and the Adviser’s ability to carry out its responsibilities under the Investment Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee certain unaudited financial information concerning GPIMH and the audited financial statements of GFIA. (The Committee received the audited financial statements of GPIMH once available following the May Meeting.)

The Committee also considered the acceptability of the terms of the Investment Advisory Agreement. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, as well as other considerations, including the Committee’s knowledge of the Adviser’s quality of performance of its duties through Board meetings, discussions and reports throughout the

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year, the Committee concluded that the Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under the Investment Advisory Agreement with respect to the Funds.

Investment Performance: The Committee noted that, in view of the distinctive investment objective of the Funds, the investment performance of the Funds (excluding the actively-managed ETF) in absolute terms was not of the importance that normally attaches to the performance of actively-managed funds. Of more importance to the Committee was the extent to which each Fund achieved its objective to provide investment results that, before fund fees and expenses, correspond generally to the price and yield performance of securities of companies in its applicable index. Thus, the Committee focused its attention primarily on investment returns of each Fund and its applicable benchmark and the tracking error data provided in the FUSE reports for each Fund, which was provided for the five-year, three-year, one-year, three-month and since-inception periods as of December 31, 2013, as applicable. In this regard, the Committee took into account Guggenheim’s belief that tracking error is the appropriate measure of performance for index-benchmarked Funds. Further to this point, the Committee noted Guggenheim’s statement that it examines the tracking error on a monthly and quarterly basis for purposes of: (i) determining whether the tracking error is stable or trending; (ii) evaluating factors underlying any trending in tracking error, particularly where the trend is toward greater tracking error; and (iii) assessing whether there are any tools or strategies at Guggenheim’s disposal to mitigate any trend toward greater tracking error. The Committee also took into account Guggenheim’s explanation that it places greater emphasis on tracking error trends than it does on absolute tracking error because certain index-benchmarked ETFs may be more disposed to higher levels of tracking error, such as, for instance, with respect to a new ETF or an ETF that has yet to reach critical asset mass and consequently, may be unable to deploy its assets in a manner that fully replicates all the constituent holdings of an index in the same proportion that the index holds them. The Committee noted other factors identified by Guggenheim that may impact tracking error, including pricing of halted or less liquid securities, time zone pricing-related issues and currency conversion sources.

In the course of its review of performance, excess returns and tracking error data, the Committee considered management’s views and explanation of the performance, tracking error and tracking error trends for certain Funds, including the following:

Guggenheim BulletShares High Yield Corporate Bond ETFs: All of these Funds seek to deliver performance results that, before fund fees and expenses, correspond generally to the performance of high yield corporate bond target maturity indices (the “High Yield BulletShares Indices”). Higher tracking error for these Funds is attributable to several structural issues, including: (i) the use of representative sampling of their respective benchmarks, which generally does not track an index as closely as could be expected for a fund that employs a full replication strategy; (ii) the High Yield BulletShares Indices tend to hold more distressed securities, which generally exhibit a wider dispersion of bid/ask spreads making execution at a reasonable price difficult; and (iii) modest assets under management for certain High Yield BulletShares necessitate holding a smaller than optimal representative sample of the constituent securities in the applicable index.

Guggenheim Multi-Asset Income ETF (CVY): The Fund follows a multi-asset strategy with a broader investment mandate than the peer funds which are equity dividend-income focused. This peer group orientation towards pure common stock exposure contributed to performance distinctions over reportable periods. The Fund’s holdings in preferred shares and closed-end funds may also have an impact on tracking error, particularly during rebalance periods. In addition, the Fund has used an index sampling strategy from time to time to maintain compliance with limits on investment in registered investment companies as well as avoiding issues regarding U.S. royalty trust securities, which may have an impact on qualified income minimum levels and create tax filing complications. Nevertheless, the Fund’s tracking error has been lower or equal to its peer group median for the five-, three- and one-year periods.

Wilshire Micro-Cap ETF (WMCR): The Fund follows a strategy of holding a subset of index constituents, frequently referred to as optimization, in attempting to deliver benchmark returns due to the broad nature of the index as well as a relatively modest Fund asset size. The strategy is executed using quantitative analysis via portfolio optimization software. While full replication inherently will yield smaller amounts of tracking error versus an optimization strategy, full replication is not practical given the sheer number of index holdings and the illiquid nature of many of these index securities. The peers presented in the FUSE report pursue a full replication strategy, made possible by their general reliance on larger stocks. This skew towards larger stocks lowers tracking error for the Fund’s peers, but runs counter to the micro-cap mandate.

After reviewing the foregoing and related factors, the Committee concluded, within the context of its overall conclusions regarding the Investment Advisory Agreement, that: (i) the Funds had in fact tracked their indexes within an acceptable range; or (ii) it was satisfied with Guggenheim’s efforts and explanation for the tracking error data presented in the FUSE reports.

Guggenheim Enhanced Short Duration Bond ETF (GSY): For the actively-managed ETF, the Committee reviewed information comparing the Fund’s total return for the five-year, three-year, one-year and three-month periods ended December 31, 2013, compared to the performance of a peer group of funds identified by FUSE and the Fund’s benchmark, the Barclays Capital 1-3 Month U.S. Treasury Bill Index, and noted that prior to June 1, 2011, the Fund pursued a different investment objective and thus, only the one-year and three-month periods reflect solely the active management of the portfolio. In this connection, the Committee focused on the recent performance data and noted that the Fund outperformed the peer group average and median for the one-year and three-month periods ended December 31, 2013. The Committee determined that the performance was acceptable.

244 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

REPORT OF THE CONTRACTS REVIEW COMMITTEE REGARDING CLAYMORE
EXCHANGE-TRADED FUND TRUST continued	May 31, 2014

Comparative Fees, Costs of Services Provided and the Profits Realized by the Adviser from its Relationship with the Funds: The Committee reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee and total net expense ratio, as compared to those of the peer group funds presented in the FUSE report. The Committee reviewed the advisory fee and expense ratio for each Fund and noted that: (i) the Adviser has contractually agreed to waive a portion of the advisory fee and/or reimburse expenses to absorb annual operating expenses of certain Funds (excluding interest expenses, a portion of each Fund’s licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) over a particular amount; (ii) the advisory fee is a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses; or (iii) in the case of Guggenheim BRIC ETF (EEB), the contractual advisory fee is below the peer group median (1st percentile) and the total net expense ratio is at the peer group median. The Committee noted that the advisory fees were generally within the range of the peer group of funds in the FUSE report and noted the unique nature of certain Funds, making “peer” comparisons less relevant.

With respect to the costs of services provided and profits realized by Guggenheim from its relationship with the Funds, the Committee reviewed a profit and loss statement for each Fund setting forth the revenues received by Guggenheim Investments from gross advisory fees (without any deduction for sub-advisory fees paid), the expenses incurred in providing services to the Funds, the pre-tax operating margin and profitability rate and each Fund’s average assets for the twelve months ended, and ending assets under management as of, December 31, 2012 and December 31, 2013, respectively, and information with respect to Guggenheim’s allocation methodologies used in preparing the profitability data.

The Committee considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser’s affiliate, Rydex Fund Services, LLC, from serving as administrator provide Guggenheim with additional revenue for the Funds without a unitary fee structure. The Committee also noted Guggenheim’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds. Based on all of the information provided and its review, the Committee determined that Guggenheim Investments’ profitability from its relationship with the Funds was not unreasonable.

Economies of Scale to be Realized: The Committee considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Committee considered each Fund’s asset size, advisory fee structure, net expense ratio giving effect to any applicable expense waiver and/or reimbursement agreement or unitary fee agreement with the Adviser and whether the investment process produced economies of scale. The Committee considered the Adviser’s statement that the generally lower total expenses of ETFs provide fewer opportunities for the Adviser to achieve economies of scale beyond what is provided to shareholders through the relatively low expenses of the ETFs. The Committee was also of the view that economies of scale were being shared with the Funds subject to a unitary fee arrangement by virtue of an advisory fee, set at a relatively low level since the inception of each applicable Fund, that subsumed economies of scale in the fee itself.

Sub-Advisory Agreement
Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Committee considered the qualifications, experience and skills of the Sub-Adviser’s portfolio management and other key personnel and information from the Sub-Adviser describing the scope of its services to the Sub-Advised Fund. The Committee also considered the information provided by Guggenheim concerning the Sub-Adviser’s investment practices and techniques, risk management processes, compliance policies and procedures, brokerage allocation, best execution and trade allocation, among other things. Additionally, the Committee noted the distinctive nature of the Sub-Advised Fund, as an ETF, which is constructed to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Wilshire US Real Estate Investment Trust Index, an equity index (the “Wilshire US REIT Index”). In this connection, the Committee considered the experience and expertise appropriate in an adviser to ETFs. With respect to Guggenheim’s resources and the Sub-Adviser’s ability to carry out its responsibilities under the Sub-Advisory Agreement, the Committee recalled the review of certain unaudited financial information concerning GPIMH by the Chief Financial Officer of Guggenheim Investments.

The Committee also considered the acceptability of the terms of the Sub-Advisory Agreement. Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and at the May Meeting, the Committee concluded that the Sub-Adviser and its personnel were qualified to provide the services under the Sub-Advisory Agreement.

Investment Performance: The Committee noted that, in view of the distinctive investment objective of the Sub-Advised Fund, the investment performance of the Sub-Advised Fund in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. Of more importance to the Committee was the extent to which the Sub-Advised Fund achieved its objective to provide investment results that correspond generally to the performance of its index, before fund fees and expenses. In this connection, the Committee evaluated information on the excess returns and tracking error between the Wilshire US REIT Index and the Sub-Advised Fund’s returns for the three-year and one-year periods ended December 31, 2013. The Committee determined that the Sub-Advised Fund had in fact tracked its index within an acceptable range.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 245

REPORT OF THE CONTRACTS REVIEW COMMITTEE REGARDING CLAYMORE
EXCHANGE-TRADED FUND TRUST continued	May 31, 2014

Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub-Adviser from its Relationship with the Sub-Advised Fund: The Committee considered that the Sub-Advisory Agreement is with an affiliate of the Adviser, that the Adviser compensates the Sub-Adviser from its own fees so that the sub-advisory fee rate does not impact the fees paid by the Sub-Advised Fund and that the Sub-Adviser’s revenues were included in the calculation of Guggenheim Investments’ profitability. Given its determination of the reasonableness of the advisory fee, the Committee concluded that the sub-advisory fee rate for the Sub-Advised Fund was reasonable.

Economies of Scale to be Realized: The Committee recognized that, because the Sub-Adviser’s fees would be paid by the Adviser and not the Sub-Advised Fund, the analysis of economies of scale was more appropriate in the context of the Committee’s consideration of the Investment Advisory Agreement, which was separately considered. (See “Investment Advisory Agreement – Economies of Scale to be Realized” above.)

Overall Conclusions
Based on the foregoing, the Committee determined at the May Meeting that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of each Advisory Agreement is in the best interests of each Fund. In reaching this conclusion, no single factor was determinative and each Committee member, in the exercise of his business judgment, may attribute different weights to different factors. At the May Meeting, the Committee, constituting all of the Independent Trustees, recommended the renewal of each Advisory Agreement for an additional 12-month term.

246 l CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT

TRUST INFORMATION	May 31, 2014

Board of Trustees	Principal Executive Officers	Investment Adviser	Accounting Agent,
Randall C. Barnes

Donald C. Cacciapaglia*

Donald A. Chubb

Jerry B. Farley

Roman Friedrich III

Robert B. Karn III

Ronald A. Nyberg

Maynard F. Oliverius

Ronald E. Toupin, Jr.,
Chairperson

* Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

Donald C. Cacciapaglia
Chief Executive Officer

Joanna M. Catalucci
Chief Compliance Officer

Amy J. Lee
Chief Legal Officer

Mark E. Mathiasen
Secretary

John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer
and Treasurer
		Guggenheim Funds Investment Advisors, LLC Chicago, IL Distributor Guggenheim Funds Distributors, LLC Chicago, IL Administrator Rydex Fund Services, LLC Rockville, MD	Custodian and Transfer Agent The Bank of New York Mellon New York, NY Legal Counsel Dechert LLP New York, NY Independent Registered Public Accounting Firm Ernst & Young LLP Chicago, IL

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Funds website at guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

CLAYMORE EXCHANGE-TRADED FUND TRUST ANNUAL REPORT l 247

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $160 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio, except the Guggenheim Enhanced Short Duration ETF and Guggenheim S&P Global Dividend Opportunities Index ETF, are Michael P. Byrum, CFA, James R. King, CFA, Drina Loncar, CFA, Jie Du and Burak Hurmeydan. Messrs. Byrum and King have managed those Fund’s portfolios since December 2013. Mrs. Loncar has managed those Funds’ portfolios since January 2014. Dr. Du and Dr. Hurmeydan have managed those Funds’ portfolios since September 2013. The portfolio managers who are currently responsible for the day-to-day management of the Guggenheim S&P Global Dividend Opportunities Index ETF’s portfolio are Michael P. Byrum, CFA, and James R. King, CFA. Messrs. Byrum and King have each managed the Fund’s portfolio since December 2013.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Mrs. Loncar is an Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in August 2011. Mrs. Loncar received a B.S. in Finance from DePaul University and is a CFA Charterholder. Dr. Du is an Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in August 2012. Dr. Du received a Ph.D. in Applied Mathematics and a M.S. in Statistics from University of Southern California. Dr. Hurmeydan is a Senior Associate, Quantitative Strategy Group of Guggenheim Investments, and joined Guggenheim in 2011 as an Analyst of Quantitative Strategies. He earned his B.S. in Economics from Eastern Mediterranean University and an M.S. degree in Economics from Louisiana State University. Dr. Hurmeydan earned a Ph.D. in Economics with a specialization in Financial Econometrics from Louisiana State University.

The portfolio managers who are currently responsible for the day-to-day management of Guggenheim Enhanced Short Duration ETF’s portfolio are B. Scott Minerd, Anne Walsh, CFA and James Michal. Messrs. Minerd and Michal have each managed the Fund’s portfolio since May 2012. Ms. Walsh has managed the Fund’s portfolio since June 2011.

Mr. Minerd is the Global Chief Investment Officer of Guggenheim. He joined the firm in 1998. Mr. Minerd is a member of the Portfolio Construction Group and guides the investment strategies of the sector portfolio managers. He was formerly a Managing Director with Credit Suisse First Boston in charge of trading and risk management for the Fixed Income Credit Trading Group. In this position, he was responsible for the corporate bond, preferred stock, money markets, U.S. government agency and sovereign debt, derivatives securities, structured debt and interest-rate swaps trading business units. Previously, Mr. Minerd was Morgan Stanley’s London-based European Capital Markets Products Trading and Risk Manager responsible for Eurobonds, Euro-MTNs, domestic European Bonds, FRNs, derivative securities and money market products in 12 European currencies and Asian markets. Mr. Minerd has also held capital markets positions with Merrill Lynch and Continental Bank. Prior to that, he was a Certified Public Accountant working for the public accounting firm of Price Waterhouse. Mr. Minerd holds a B.S. degree in Economics from the Wharton School, University of Pennsylvania, and has completed graduate work at the University of Chicago Graduate School of Business and the Wharton School, University of Pennsylvania. Mr. Minerd is a regularly featured guest on FOX Business News, Bloomberg Television and CNBC sharing his insight on today’s financial climate.

Ms. Walsh joined Guggenheim in 2007 and is head of the Portfolio Construction Group (“PCG”) where she oversees more than $60 billion in fixed income investments including Agencies, Credit, Municipals, Residential Mortgage Backed Securities, Commercial Mortgage Backed Securities and Asset Backed Securities across several Guggenheim affiliates. The PCG is responsible for sector allocation, risk management and hedging strategies for client portfolios, and conveying Guggenheim’s macro-economic outlook to Portfolio Managers and fixed income Sector Specialists. Ms. Walsh specializes in liability driven portfolio management. With more than 28 years in the investment management industry, including roles as a money manager and as a selector of money managers, Ms. Walsh is well suited to understand the needs of institutional clients and how to address them. Prior to joining Guggenheim, Ms. Walsh served as Chief Investment Officer at Reinsurance Group of America, Incorporated (NYSE: RGA), a recognized leader in the global life reinsurance industry. Prior to joining RGA in 2000, Ms. Walsh served as Vice President and Senior Investment Consultant for Zurich Scudder Investments. Earlier, she held roles at Lincoln Investment Management and American Bankers Insurance Group. Ms. Walsh received her BSBA and MBA from Auburn University and her J.D. from the University of Miami School of Law. She is a Fellow of the Life Management Institute and has earned the right to use the Chartered Financial Analyst® designation and is a member of the CFA Institute. Mr. Michal joined Guggenheim in 2008. He is dedicated to portfolio management for Guggenheim’s Total Return mandates. Mr. Michal is responsible for implementing macro and micro investment themes of the Chief Investment Officers, coordinating with sector heads and traders to determine credit trends and relative value, and for the day-to-day risk monitoring of the assets. Prior to joining Guggenheim, he was an Associate in Wachovia’s structured finance division. He focused on origination, marketing, structuring and execution of collateralized loan obligations for two years. Mr. Michal successfully contributed to a total of 11 completed transactions raising approximately $4.3 billion of capital. Prior to his time in structured credit products, he was an analyst in Wachovia’s corporate credit division focusing on portfolio management and loan syndications. Over two years, Mr. Michal underwrote a total of 12 syndicated transactions and managed the loan portfolio risk in the Integrated Electric Utility, Midstream Pipeline and Propane sectors. Mr. Michal earned a BSBA in Finance and International Business from Georgetown University. Mr. Abrams is a Senior Managing Director and portfolio manager for Guggenheim’s Corporate Credit Strategies. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Mr. Abrams joined the firm in 2002 and has been instrumental in the growth of Guggenheim’s Corporate Credit business. Mr. Abrams’ prior roles at Guggenheim include covering the Food and Beverage sectors as a senior analyst. He led an industry team focused on investing across the leveraged credit markets in a number of industries including financial institutions, retail, food and beverage and consumer products. Mr. Abrams has also focused on sourcing and structuring directly negotiated middle market debt investments. Prior to joining Guggenheim, Mr. Abrams worked in the Leveraged Finance Group at Bear Stearns where he focused on various leveraged debt transactions across multiple industries. Mr. Abrams received his B.A. in History and a BBA in Finance from Emory University.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 27 separate exchange-traded funds as of May 31, 2014.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(07/14)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-001-AR-0514

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (the "Code of Ethics").

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f)           (1) The registrant's Code of Ethics is attached hereto as Exhibit (a)(1).

(2) Not applicable.

(3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the "Audit Committee"), Robert B. Karn III. Mr. Karn is an "independent" Trustee as defined in this Item 3 of Form N-CSR. Mr. Karn qualifies as an audit committee financial expert by virtue of his experience obtained as a managing partner in a public accounting Firm, which included an understanding of generally accepted accounting principles ("GAAP") in connection with the accounting for estimates, accruals and reserves and also the review, audit and evaluation of Financial statements using GAAP.

 (Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Audit Committee or Board of Trustees.)

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees:  the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $191,465 and $173,670 for the fiscal years ending May 31, 2014, and May 31, 2013, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph 4(a) of this Item, including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending May 31, 2014, and May 31, 2013, respectively.

Ernst & Young did not bill fees for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $106,914 and $100,200 for the fiscal years ending May 31, 2014, and May 31, 2013, respectively.

Ernst & Young did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)  All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2014, and May 31, 2013, respectively.

Ernst & Young did not bill fees for services not included in Items 4(a), (b) or (c) above that  required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

 (e)  Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards.  Sections V.B.2 and V.B.3 of the Audit Committee’s revised Audit Committee Charter contain the Audit Committee’s Pre-Approval Policies and Procedures and such sections are included below.

Section V.B.2: Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)	The categories of services to be reviewed and considered for pre-approval include the following:

Audit Services
•	Annual financial statement audits
•	Seed audits (related to new product filings, as required)
•	SEC and regulatory filings and consents

Audit-Related Services
•	Accounting consultations
•	Fund merger/reorganization support services
•	Other accounting related matters
•	Agreed upon procedures reports
•	Attestation reports
•	Other internal control reports

Tax Services
•	Tax compliance services related to the filing of amendments:
•             Federal, state and local income tax compliance
•             Sales and use tax compliance
•	Timely RIC qualification reviews
•	Tax distribution analysis and planning
•	Tax authority examination services
•	Tax appeals support services
•	Accounting methods studies
•	Fund merger support services
•	Tax compliance, planning and advice services and related projects

(b)	The Committee has pre-approved those services, which fall into one of the categories of services listed under 2(a) above and for which the estimated fees are less than $25,000.

(c)	For services with estimated fees of $25,000 or more, but less than $50,000, the Chair is hereby authorized to pre-approve such services on behalf of the Committee.

(d)	For services with estimated fees of $50,000 or more, such services require pre-approval by the Committee.

(e)
The independent auditors or the Chief Accounting Officer of the Trust (or an officer of the Trust who reports to the Chief Accounting Officer) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee).  The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category listed above under which pre-approval was obtained).

Section V.B.3: Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a)
The Chair or any member of the Committee may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next Committee meeting.

(b)
For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations and financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

(ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $106,914 and $100,200 for the fiscal years ending May 31, 2014, and May 31, 2013, respectively.

(h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)  The Audit Committee was established as a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of:  Ronald A. Nyberg, Donald A. Chubb, Jerry B. Farley, Maynard F. Oliverius, Ronald E. Toupin, Jr., Randall C. Barnes, Roman Friedrich III and Robert B. Karn III.

(b)  Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(b)           Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   Chief Executive Officer

Date:  August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   Chief Executive Officer

Date:  August 8, 2014

By:      /s/ John L. Sullivan

Name: John L. Sullivan

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:   August 8, 2014